SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               /x/

     Pre-Effective Amendment No. ----

     Post-Effective Amendment No. 48
                                 ----
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       /x/

     Amendment No.  47
                   ----
                        (Check appropriate box or boxes.)

TOUCHSTONE TAX-FREE TRUST   FILE NOS 811-3174 and 2-72101
-------------------------------------------------------------------------------
(Exact name of Registrant as Specified in Charter)

221 East Fourth Street, Suite 300, Cincinnati, Ohio  45202
-----------------------------------------------------------
(Address of Principal Executive Offices)      Zip Code

Registrant's Telephone Number, including Area Code (513) 362-8000
-----------------------------------------------------------------
Jill T. McGruder, 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202
---------------------------------------------------------------------------
(Name and Address of Agent for Service)

It is proposed that this filing will become effective
(check appropriate box)

/ /  immediately upon filing pursuant to paragraph (b)
/ /  on __________ pursuant to paragraph (b)
/x/  60 days after filing pursuant to paragraph (a)(1)
/ /  on ___________ pursuant to paragraph (a)(1)
/ /  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date)pursuant to paragraph (a)(2) of rule 485.

                           TOUCHSTONE TAX-FREE TRUST
                            ------------------------
                                    FORM N-1A
                              CROSS REFERENCE SHEET
                             ----------------------

ITEM                          SECTION IN PROSPECTUS
----                          ---------------------
1...........................  Cover Page; For More Information
2...........................  Tax-Free Intermediate Term Fund, Ohio Insured Tax-
                              Free Fund, Tax-Free Money Fund, Ohio Tax-Free
                              Money Fund, California Tax-Free Money Fund,
                              Florida Tax-Free Money Fund; Investment Strategies
                              and Risks
3...........................  Tax-Free Intermediate Term Fund, Ohio Insured Tax-
                              Free Fund, Tax-Free Money Fund, Ohio Tax-Free
                              Money Fund, California Tax-Free Money Fund,
                              Florida Tax-Free Money Fund
4...........................  Investment Strategies and Risks
5..........................   None
6...........................  The Funds' Management
7...........................  Investing with Touchstone, Distributions and
                              Taxes
8............................ Investing with Touchstone
9...........................  Financial Highlights

                              SECTION IN STATEMENT OF
ITEM                          ADDITIONAL INFORMATION
----                          -----------------------
10..........................  Cover Page, Table of Contents
11..........................  The Trust
12..........................  The Trust, Municipal Obligations, Quality Ratings
                              of Municipal Obligations, Definitions, Policies
                              and Risk Considerations, Investment Limitations,
                              Insurance on the Ohio Insured Tax-Free Fund's
                              Securities, Portfolio Turnover
13..........................  Trustees and Officers, Code of Ethics, Choosing
                              a Share Class
14..........................  Principal Security Holders
15..........................  The Investment Adviser and Sub-Advisor, The
                              Distributor, Distribution Plans,
                              Custodian, Auditors, Transfer Agent, Securities
                              Transactions, Choosing a Share Class
16..........................  Securities Transactions
17..........................  The Trust, Choosing a Share Class
18..........................  Calculation of Share Price and Public
                              Offering Price, Other Purchase
                              Information, Redemption in Kind
19..........................  Taxes
20..........................  The Distributor
21..........................  Historical Performance Information, Tax Equivalent
                              Yield Tables
22..........................  Financial Statements

                                                                     PROSPECTUS
                                                                     MAY 1, 2001






                                            o    TAX-FREE INTERMEDIATE TERM FUND

                                            o    OHIO INSURED TAX-FREE FUND

                                            o    TAX-FREE MONEY FUND

                                            o    OHIO TAX-FREE MONEY FUND

                                            o    CALIFORNIA TAX-FREE MONEY FUND

                                            o    FLORIDA TAX-FREE MONEY FUND

TOUCHSTONE FAMILY OF FUNDS
--------------------------

The Securities and Exchange Commission has not approved the Funds' shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Multiple Classes of Shares are offered by this Prospectus.

TOUCHSTONE FAMILY OF FUNDS

Each Fund is a series of Touchstone Tax-Free Trust (the "Trust"), a group of 6 tax-free bond and money market funds. The Trust is part of the Touchstone Family of Funds, which also includes Touchstone Investment Trust, a group of 6 taxable bond and money market mutual funds, Touchstone Strategic Trust, a group of 8 equity mutual funds and Touchstone Variable Series Trust, a group of 14 variable series funds. Each Fund has a different investment goal and risk level. For further information about the Touchstone Family of Funds, contact Touchstone at 800.543.0407.



TABLE OF CONTENTS

                                                                            Page

TAX-FREE INTERMEDIATE TERM FUND

OHIO INSURED TAX-FREE FUND

TAX-FREE MONEY FUND

OHIO TAX-FREE MONEY FUND

CALIFORNIA TAX-FREE MONEY FUND

FLORIDA TAX-FREE MONEY FUND

INVESTMENT STRATEGIES AND RISKS

THE FUNDS' MANAGEMENT

INVESTING WITH TOUCHSTONE

DISTRIBUTIONS AND TAXES

FINANCIAL HIGHLIGHTS

FOR MORE INFORMATION

TAX-FREE INTERMEDIATE TERM FUND

THE FUND'S INVESTMENT GOAL
--------------------------

The Tax-Free Intermediate Term Fund seeks high current income exempt from federal income tax, consistent with the protection of capital. To the extent consistent with the Fund's primary goal, capital appreciation is a secondary goal.

ITS PRINCIPAL INVESTMENT STRATEGIES
-----------------------------------

The Fund invests primarily in municipal obligations rated within the 3 highest rating categories. If a security's rating is reduced below the 3 highest rating categories by a rating agency, the security will be sold. The Fund may purchase unrated securities only if the portfolio manager determines the securities meet the Fund's quality standards.

The Fund invests primarily in municipal obligations with remaining maturities of 20 years or less and will seek to maintain an average weighted maturity of between 3 and 10 years. However, the Fund may invest in securities of any maturity.

The Fund has a fundamental investment policy that under normal circumstances at least 80% of its annual income will be exempt from federal income tax, including the alternative minimum tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market. The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by nongovernmental entities. The Fund will not invest more than 25% of its assets in securities backed by nongovernmental entities that are in the same industry.

The Fund may also invest in the following types of municipal obligations:

     o Tax-exempt bonds, including general obligation bonds, revenue bonds and industrial development bonds
     o    Tax-exempt notes
     o    Tax-exempt commercial paper
     o    When-issued obligations
     o    Obligations with puts attached

THE KEY RISKS
-------------

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o If interest rates go up, causing the value of any debt securities held by the Fund to decline

     o Because securities with longer maturities may lose more value due to increases in interest rates than securities with shorter maturities
     o Because issuers may be unable to make timely payments of interest or principal
     o If the Fund's investments are concentrated in a particular segment of the bond market and adverse economic developments affecting one bond affect other bonds in the same segment
     o Because the Fund's securities may have longer maturities and/or lower ratings than other bond funds, which could cause greater fluctuation in the Fund's share price

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

WHO MAY WANT TO INVEST
----------------------

This Fund is most appropriate for you if you seek an intermediate-term investment with moderate risk that offers tax-exempt income. Safety of your investment and the receipt of tax-exempt income are of key importance to you. Additionally, you are willing to accept some interest rate risk in order to seek a higher income return or higher yield than a short-term investment, like a money market fund.

THE FUND'S PERFORMANCE
----------------------

The bar chart shown below indicates the risks of investing in the Tax-Free Intermediate Term Fund. It shows changes in the performance of the Fund's Class A shares from year to year during the past 10 years. The chart does not reflect any sales charges. Sales charges will reduce return.

The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for other classes of shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

                   TAX-FREE INTERMEDIATE TERM FUND -- CLASS A

YEARS       TOTAL RETURN

1990            6.04%

1991            9.09%

1992            7.71%

1993           10.94%

1994           -2.93%

1995           11.58%

1996            3.87%

1997            5.87%

1998            5.07%

1999            0.87%

2000           _____%

     During the period shown in the bar chart, the highest quarterly return was [4.35%] (for the quarter ended March 31, 1995) and the lowest quarterly return was [-3.37%] (for the quarter ended March 31, 1994).

     The year-to-date total return of the Fund's Class A shares as of March 31, 2001 is ____%.

The following table indicates the risks of investing in the Tax-Free Intermediate Term Fund. It shows how the Fund's average annual returns for the periods shown compare to those of the Lehman Brothers 5-Year Municipal General Obligation Bond Index. The Lehman Brothers 5-Year Municipal General Obligation Bond Index consists of investment grade bonds with maturities ranging from 4 years up to (but not exceeding) 6 years. The table shows the effect of the applicable sales charge.

FOR THE PERIODS ENDED DECEMBER 31, 2000

                                           1 Year       5 Years       10 Years
--------------------------------------------------------------------------------
Tax-Free Intermediate Term
Fund - Class A                               %            %              %
--------------------------------------------------------------------------------
Lehman Brothers 5-Year
Municipal General Obligation
Bond Index                                   %            %              %
--------------------------------------------------------------------------------

                                                                       Since
                                                                       Class
                                           1 Year       5 Years       Started*
--------------------------------------------------------------------------------
Tax-Free Intermediate Term
Fund - Class C                               %            %              %
--------------------------------------------------------------------------------
Lehman Brothers 5-Year
Municipal General Obligation
Bond Index                                   %            %              %
--------------------------------------------------------------------------------

     *    Class C shares began operations on February 1, 1994.

THE FUND'S FEES AND EXPENSES
----------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                   Shareholder Fees (fees paid directly from your investment)
                                                       Class A Shares    Class B Shares    Class C Shares
-------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on                                1
Purchases (as a percentage of offering price)                    4.75%             None              None
-------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                                                    2                 3
(as a percentage of original purchase price                         *              5.00%             1.00%
or the amount redeemed, whichever is less)
-------------------------------------------------------------------------------------------------------------
Redemption Fee                                                     **                **                **
-------------------------------------------------------------------------------------------------------------
Exchange Fee                                                     None              None              None
-------------------------------------------------------------------------------------------------------------

                                                                        Annual Fund Operating Expenses
                                                                (expenses that are deducted from Fund assets)

Management Fees                                                  0.50%             0.50%             0.50%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                        0.07%             0.41%             0.41%
-------------------------------------------------------------------------------------------------------------
                                                                                        4
Other Expenses                                                   0.43%             0.85%             0.85%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                             1.00%             1.76%             1.76%
-------------------------------------------------------------------------------------------------------------
                                       5
Fee Waiver and/or Expense Reimbursement                          0.01%             0.02%             0.02%
-------------------------------------------------------------------------------------------------------------
Net Expenses                                                     0.99%             1.74%             1.74%
-------------------------------------------------------------------------------------------------------------

     1    You may pay a reduced sales charge on very large purchases.
     * There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% will be assessed on shares redeemed within 1 year of their purchase.
     2 You will pay a 5.00% contingent deferred sales charge if shares are redeemed within 1 year of their purchase. The contingent deferred sales charge will be incrementally reduced over time. After the 6th year, there is no contingent deferred sales charge. The contingent deferred sales charge will be waived under certain circumstances described in this Prospectus.
     3 The 1.00% is waived if shares are held for 1 year or longer or under other circumstances described in this Prospectus.
     ** You will be charged a fee for each wire redemption. This fee is subject to change.
     4 Other Expenses are based on estimated amounts for the current fiscal year.
     5 Pursuant to a written contract between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain expenses in order to limit Total Annual Fund Operating Expenses to 0.99% for Class A shares and 1.74% for Class B and Class C shares. Touchstone Advisors has agreed to maintain these expense limitations through at least June 30, 2001.

The following example should help you compare the cost of investing in the Tax-Free Intermediate Term Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except for the 10 year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares after 7 years). The costs would be the same whether or not shares are redeemed at the end of the time periods indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            Class A Shares   Class B Shares    Class C Shares
--------------------------------------------------------------------------------
     1 Year                    $    571         $    579          $    179
--------------------------------------------------------------------------------
     3 Years                   $    777         $    754          $    554
--------------------------------------------------------------------------------
     5 Years                   $  1,000         $  1,054          $    954
--------------------------------------------------------------------------------
     10 Years                  $  1,641         $  1,778*         $  2,073
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                 Class B Shares

1 Year                               $  179
3 Years                              $  554
5 Years                              $  954
10 Years                             $1,778*

The examples for the 3, 5 and 10 year periods are calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the written contract between Touchstone Advisors and the Trust for the periods after year 1.

* Based on conversion to Class A shares after 7 years.

OHIO INSURED TAX-FREE FUND

THE FUND'S INVESTMENT GOAL
--------------------------

The Ohio Insured Tax-Free Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with the protection of capital.

ITS PRINCIPAL INVESTMENT STRATEGIES
-----------------------------------

The Fund invests primarily (at least 65% of total assets) in high quality, long-term Ohio municipal obligations that are rated within the highest rating category by a rating agency and that are protected by insurance guaranteeing the payment of principal and interest in the event of default. The Fund may also purchase uninsured Ohio municipal obligations if they are either short-term Ohio municipal obligations or obligations guaranteed by the U.S. Government.

The Fund has a fundamental investment policy that under normal circumstances at least 80% of its annual income will be exempt from federal income tax, including the alternative minimum tax, and Ohio personal income tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund may purchase Ohio municipal obligations and other securities that are rated within the 4 highest rating categories by a rating agency. If a security's rating is reduced below the 4 highest rating categories, the security will be sold. The Fund may purchase unrated obligations that are determined to be of comparable quality.

The Fund will seek to maintain an average weighted maturity of more than 15 years. The Fund may reduce its average weighted maturity if warranted by market conditions, but will not reduce its average weighted maturity to below 10 years.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market. The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by nongovernmental entities. The Fund will not invest more than 25% of its assets in securities backed by nongovernmental entities that are in the same industry.

The Fund may also invest in the following types of municipal obligations:

     o Tax-exempt bonds, including general obligation bonds, revenue bonds and industrial development bonds
     o    Tax-exempt notes
     o    Tax-exempt commercial paper
     o    When-issued obligations
     o    Obligations with puts attached

THE KEY RISKS
-------------

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o If interest rates go up, causing the value of any debt securities held by the Fund to decline
     o Because issuers of uninsured obligations may be unable to make timely payments of interest or principal
     o Because the Fund's securities may have longer maturities than other bond funds, which could cause greater fluctuation in the Fund's share price
     o If the Fund's investments are concentrated in a particular segment of the bond market and adverse economic developments affecting one bond affect other bonds in the same segment
     o    If economic conditions within the State of Ohio decline
     o Because the Fund is non-diversified, it may hold a significant percentage of its assets in the securities of one issuer and the securities of that issuer may not increase in value as expected

The portfolio manager believes that the Fund's credit risks will be substantially reduced by insurance. Although insurance reduces the credit risks to the Fund by protecting against losses from defaults by an issuer, it does not protect against market fluctuation. Also, there are no guarantees that any insurer will be able to meet its obligations under an insurance policy.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

WHO MAY WANT TO INVEST
----------------------

This Fund is most appropriate for you if you are an Ohio resident looking for an intermediate-term investment with moderate risk that offers income exempt from both federal and Ohio income tax. Safety of your investment and the receipt of tax-exempt income are of key importance to you. Additionally, you are willing to accept some interest rate risk in order to seek a higher income return or higher yield than a short-term investment, like a money market fund.

THE FUND'S PERFORMANCE
----------------------

The bar chart shown below indicates the risks of investing in the Ohio Insured Tax-Free Fund. It shows changes in the performance of the Fund's Class A shares from year to year during the past 10 years. The chart does not reflect any sales charges. Sales charges will reduce return.

The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for other classes of shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

                      OHIO INSURED TAX-FREE FUND -- CLASS A

YEARS       TOTAL RETURN

1990            5.92%

1991           11.01%

1992            8.76%

1993           12.59%

1994           -5.37%

1995           15.86%

1996            3.07%

1997            7.20%

1998            5.54%

1999           -3.10%

2000           _____%

     During the period shown in the bar chart, the highest quarterly return was [6.59%] (for the quarter ended March 31, 1995) and the lowest quarterly return was [-5.28%] (for the quarter ended March 31, 1994).

     The year-to-date return of the Fund's Class A shares as of March 31, 2001 is ____%.

The following table indicates the risks of investing in the Ohio Insured Tax-Free Fund. It shows how the Fund's average annual returns for the periods shown compare to that of the Lehman Brothers 15-Year Municipal General Obligation Bond Index and the Lehman Brothers General Municipal Index. The Lehman Brothers 15-Year Municipal General Obligation Bond Index consists of investment grade bonds with maturities ranging from 12 years up to (but not exceeding) 17 years. The Lehman Brothers General Municipal Index consists of a broad selection of investment grade general obligation and revenue bonds with maturities ranging from 1 to 30 years. On November 1, 2000, the Fund changed its comparative index from the Lehman Brothers 15-Year Municipal General Obligation Bond Index to the Lehman Brothers General Municipal Index because the Sub-Advisor believes the Lehman Brothers General Municipal Index more accurately reflects the Fund's portfolio composition. The table shows the effect of the applicable sales charge.

FOR THE PERIODS ENDED DECEMBER 31, 2000

                                           1 Year       5 Years       10 Years
--------------------------------------------------------------------------------
Ohio Insured Tax-Free Fund - Class A         %            %              %
--------------------------------------------------------------------------------
Lehman Brothers 15-Year Municipal
General Obligation Bond Index                %            %              %
--------------------------------------------------------------------------------
Lehman Brothers General Municipal Index      %            %              %
--------------------------------------------------------------------------------

                                                                       Since
                                                                       Class
                                           1 Year       5 Years       Started*
--------------------------------------------------------------------------------
Ohio Insured Tax-Free Fund - Class C         %            %              %
--------------------------------------------------------------------------------
Lehman Brothers 15-Year Municipal
General Obligation Bond Index                %            %              %
--------------------------------------------------------------------------------
Lehman Brothers General Municipal Index      %            %              %
--------------------------------------------------------------------------------

     *    Class C shares began operations on November 1, 1993.

THE FUND'S FEES AND EXPENSES
----------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                   Shareholder Fees (fees paid directly from your investment)
                                                       Class A Shares    Class B Shares    Class C Shares
-------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on                                1
Purchases (as a percentage of offering price)                    4.75%             None              None
-------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a                                              2                 3
percentage of original purchase price or the                        *              5.00%             1.00%
amount redeemed, whichever is less)
-------------------------------------------------------------------------------------------------------------
Redemption Fee                                                     **                **                **
-------------------------------------------------------------------------------------------------------------
Exchange Fee                                                     None              None              None
-------------------------------------------------------------------------------------------------------------

                                       12

                                                                        Annual Fund Operating Expenses
                                                                (expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                  0.50%             0.50%             0.50%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                        0.01%             0.54%             0.54%
-------------------------------------------------------------------------------------------------------------
                                                                                        4
Other Expenses                                                   0.26%             0.52%             0.52%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                             0.77%             1.56%             1.56%
-------------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement5                         0.02%             0.06%             0.06%
-------------------------------------------------------------------------------------------------------------
Net Expenses                                                     0.75%             1.50%             1.50%
-------------------------------------------------------------------------------------------------------------

     1    You may pay a reduced sales charge on very large purchases.
     * There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% will be assessed on shares redeemed within 1 year of their purchase.
     2 You will pay a 5.00% contingent deferred sales charge if shares are redeemed within 1 year of their purchase. The contingent deferred sales charge will be incrementally reduced over time. After the 6th year, there is no contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances described in this Prospectus.
     3 The 1.00% is waived if shares are held for 1 year or longer or under other circumstances described in this Prospectus.
     ** You will be charged a fee for each wire redemption. This fee is subject to change.
     4 Other Expenses are based on estimated amounts for the current fiscal year.
     5 Pursuant to a written contract between Touchstone Advisors, Inc. and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain expenses in order to limit Total Annual Fund Operating Expenses to 0.75% for Class A shares and 1.50% for Class B and Class C shares. Touchstone Advisors has agreed to maintain these expense limitations through at least June 30, 2001.

The following example should help you compare the cost of investing in the Ohio Insured Tax-Free Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except for the 10 year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares after 7 years). The costs would be the same whether or not shares are redeemed at the end of the time periods indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            Class A Shares   Class B Shares    Class C Shares
--------------------------------------------------------------------------------
     1 Year                    $    548         $    553          $    153
--------------------------------------------------------------------------------
     3 Years                   $    707         $    687          $    487
--------------------------------------------------------------------------------
     5 Years                   $    881         $    944          $    844
--------------------------------------------------------------------------------
     10 Years                  $  1,382         $  1,539*         $  1,851
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares.

                                 Class B Shares

1 Year                               $  153
3 Years                              $  487
5 Years                              $  844
10 Years                             $1,539*

     The examples for the 3, 5 and 10 year periods are calculated using Total Annual Fund Operating Expenses before the limits agreed to under the written contract between Touchstone Advisors and the Trust for the periods after year 1.

     * Based on conversion to Class A shares after 7 years.

TAX-FREE MONEY FUND

THE FUND'S INVESTMENT GOAL
--------------------------

The Tax-Free Money Fund seeks the highest level of interest income exempt from federal income tax, consistent with the protection of capital. The Fund is a money market fund which seeks to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES
-----------------------------------

The Fund invests primarily in high-quality, short-term municipal obligations that pay interest that is exempt from federal income tax.

The Fund has a fundamental investment policy that under normal circumstances at least 80% of its annual income will be exempt from federal income tax, including the alternative minimum tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market. The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by nongovernmental entities. The Fund will not invest more than 25% of its assets in securities backed by nongovernmental entities that are in the same industry.

The Fund may also invest in the following types of municipal obligations:

     o Tax-exempt bonds, including general obligation bonds, revenue bonds and industrial development bonds
     o    Tax-exempt notes
     o    Tax-exempt commercial paper
     o    Floating and variable rate municipal obligations
     o    When-issued obligations
     o    Obligations with puts attached

To comply with SEC rules pertaining to money market funds, the Fund will limit its investments as follows:

     o The Fund will invest in securities rated in 1 of the 2 highest rating categories by a rating agency.
     o The Fund may purchase unrated securities only if the portfolio manager determines the securities meet the Fund's quality standards.
     o The Fund will only invest in securities that mature in 13 months or less.
     o The dollar-weighted average maturity of its portfolio will be 90 days or less.

THE KEY RISKS
-------------

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC, the U.S. Treasury or any other government entity. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield may decrease:

     o    If interest rates decrease
     o Because issuers may be unable to make timely payments of interest or principal
     o If the Fund's investments are concentrated in a particular segment of the bond market and adverse economic developments affecting one bond affect other bonds in the same segment

As with any money market fund, there is no guarantee that the Fund will achieve its goal or will maintain a constant share price of $1.00 per share. A sudden deterioration in the financial condition of an issuer of a security or a deterioration in general economic conditions could cause the issuer to default on its obligation to pay interest and repay principal. This could cause the value of the Fund's shares to decrease.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

WHO MAY WANT TO INVEST
----------------------

This Fund is most appropriate for you if you seek a relatively low risk, short-term investment that offers tax-exempt income. Safety of your investment and the receipt of tax-exempt income are of key importance to you. Additionally, you are willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk and receive the benefits of tax-exempt income. This Fund is appropriate for you if you are looking for an investment that maintains a stable share price and offers the added convenience of writing checks directly from your account.

THE FUND'S PERFORMANCE
----------------------

The bar chart shown below indicates the risks of investing in the Tax-Free Money Fund. It shows changes in the performance of the Fund's shares from year to year during the past 10 years.

The Fund's past performance does not necessarily indicate how it will perform in the future.

                               TAX-FREE MONEY FUND

YEARS       TOTAL RETURN

1991            4.38%

1992            2.82%

1993            2.09%

1994            2.49%

1995            3.40%

1996            2.92%

1997            2.97%

1998            2.98%

1999            2.77%

2000            ____%

     During the period shown in the bar chart, the highest quarterly return was ___% (for the quarter ended ________________) and the lowest quarterly return was [0.47%] (for the quarter ended September 30, 1993).

     For information on the Fund's current and effective 7-day yield, call 800.543.0407.

The following table indicates the risks of investing in the Tax-Free Money Fund. It shows the Fund's average annual returns for the periods indicated.

FOR THE PERIODS ENDED DECEMBER 31, 2000

                                           1 Year       5 Years       10 Years
--------------------------------------------------------------------------------
Tax-Free Money Fund                          %            %              %
--------------------------------------------------------------------------------

THE FUND'S FEES AND EXPENSES
----------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                      Shareholder Fees (fees
                                                        paid directly from
                                                         your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases               None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                           None
--------------------------------------------------------------------------------
Redemption Fee                                                   *
--------------------------------------------------------------------------------
Exchange Fee                                                   None
--------------------------------------------------------------------------------

Check Redemption Processing Fee                                None
--------------------------------------------------------------------------------

                                                  Annual Fund Operating Expenses
                                                   (expenses that are deducted
                                                        from Fund assets)
--------------------------------------------------------------------------------
Management Fees                                                0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                      0.01%
--------------------------------------------------------------------------------
Other Expenses                                                 0.49%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                           1.00%
--------------------------------------------------------------------------------
                                       1
Fee Waiver and/or Expense Reimbursement                        0.11%
--------------------------------------------------------------------------------
Net Expenses                                                   0.89%
--------------------------------------------------------------------------------

     * You will be charged a fee for each wire redemption. This fee is subject to change.

     1 Pursuant to a written contract between Touchstone Advisors, Inc. and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Total Annual Fund Operating Expenses to 0.89%. Touchstone Advisors has agreed to maintain these expense limitations through at least June 30, 2001.

The following example should help you compare the cost of investing in the Tax-Free Money Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs would be the same whether or not shares are redeemed at the end of the periods indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year                               $   91
3 Years                              $  307
5 Years                              $  542
10 Years                             $1,215

     * The examples for the 3, 5 and 10 year periods are calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the written contract between Touchstone Advisors and the Trust for the periods after year 1.

OHIO TAX-FREE MONEY FUND

THE FUND'S INVESTMENT GOAL
--------------------------

The Ohio Tax-Free Money Fund seeks the highest level of current income exempt from federal income tax and Ohio personal income tax, consistent with liquidity and stability of principal. The Fund is a money market fund which seeks to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES
-----------------------------------

The Fund invests primarily (at least 65% of total assets) in high-quality, short-term Ohio municipal obligations issued by the State of Ohio, its agencies and municipalities, that pay interest that is exempt from both federal income tax and Ohio personal income tax.

The Fund has a fundamental investment policy that under normal circumstances at least 80% of its total assets will be invested in short-term municipal obligations that pay interest that is exempt from federal income tax, including the alternative minimum tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market. The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by nongovernmental entities. The Fund will not invest more than 25% of its assets in securities backed by nongovernmental entities that are in the same industry.

The Fund may also invest in the following types of Ohio municipal obligations and other municipal obligations:

     o Tax-exempt bonds, including general obligation bonds, revenue bonds and industrial development bonds
     o    Tax-exempt notes
     o    Tax-exempt commercial paper
     o    Floating and variable rate municipal obligations
     o    When-issued obligations
     o    Obligations with puts attached

To comply with SEC rules pertaining to money market funds, the Fund will limit its investments as follows:

     o The Fund will invest in securities rated in 1 of the 2 highest rating categories by a rating agency.
     o The Fund may purchase unrated securities only if the portfolio manager determines the securities meet the Fund's quality standards.
     o The Fund will only invest in securities that mature in 13 months or less.
     o The dollar-weighted average maturity of its portfolio will be 90 days or less.

THE KEY RISKS
-------------

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC, the U.S. Treasury or any other government entity. Although the Fund is a money market fund and seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield may decrease:

     o    If interest rates decrease
     o Because issuers may be unable to make timely payments of interest or principal
     o If theo Fund's investments are concentrated in a particular segment of the bond market and adverse economic developments affecting one bond affect other bonds in the same segment
     o    If economic conditions within the State of Ohio decline
     o Because the Fund is non-diversified it may hold a significant percentage of its assets in the securities of 1 issuer and the securities of that issuer may not increase in value as expected

As with any money market fund, there is no guarantee that the Fund will achieve its goal or will maintain a constant share price of $1.00 per share. A sudden deterioration in the financial condition of an issuer of a security or a deterioration in general economic conditions could cause the issuer to default on its obligation to pay interest and repay principal. This could cause the value of the Fund's shares to decrease.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

WHO MAY WANT TO INVEST
----------------------

This Fund is most appropriate for you if you are an Ohio resident seeking a relatively low risk, short-term investment that offers income exempt from both federal and Ohio income tax. Safety of your investment and the receipt of tax-exempt income are of key importance to you. Additionally, you are willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk and receive the benefits of tax-exempt income. This Fund is appropriate for you if you are looking for an investment that maintains a stable share price and offers (retail shareholders) the added convenience of writing checks directly from their account.

THE FUND'S PERFORMANCE
----------------------

The bar chart shown below indicates the risks of investing in the Ohio Tax-Free Money Fund. It shows changes in the performance of the Fund's Retail (Class A) shares from year to year during the past 10 years.

The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for Institutional shares offered by the Fund will differ from the returns of Retail shares shown in the bar chart, depending on the expenses of that class.

                    OHIO TAX-FREE MONEY FUND - RETAIL SHARES

YEARS       TOTAL RETURN

1991            4.25%

1992            2.68%

1993            1.99%

1994            2.40%

1995            3.40%

1996            2.94%

1997            3.08%

1998            2.96%

1999            2.70%

2000            ____%

     During the period shown in the bar chart, the highest quarterly return was ___% (for the quarter ended __________ ) and the lowest quarterly return was [0.46%] (for the quarter ended March 31, 1994).

     For information on the Fund's current and effective 7-day yield, call 800.543.0407.

The following table indicates the risks of investing in the Ohio Tax-Free Money Fund. It shows the Fund's average annual returns for the periods indicated.

FOR THE PERIODS ENDED DECEMBER 31, 2000

                                           1 Year       5 Years       10 Years
--------------------------------------------------------------------------------
Ohio Tax-Free Money Fund - Retail Shares     %            %              %
--------------------------------------------------------------------------------

                                           1 Year       Since Class Started*
--------------------------------------------------------------------------------
Ohio Tax-Free Money Fund -
Institutional Shares                         %                    %
--------------------------------------------------------------------------------

     *    Institutional shares began operations on January 7, 1997.

THE FUND'S FEES AND EXPENSES
----------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                                Shareholder Fees (fees paid
                                                              directly from your investment)

                                                                RETAIL         INSTITUTIONAL
                                                                SHARES            SHARES
--------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                 None              None
--------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                             None              None
--------------------------------------------------------------------------------------------
Redemption Fee                                                      *              None
--------------------------------------------------------------------------------------------
Exchange Fee                                                     None              None
--------------------------------------------------------------------------------------------

Check Redemption Processing Fee                                  None            Checking
                                                                               Not Available

--------------------------------------------------------------------------------------------

                                                                 Annual Fund Operating
                                                                 Expenses (expenses that are
                                                                 deducted from Fund assets)
--------------------------------------------------------------------------------------------
Management Fees                                                  0.50%             0.50%
--------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                        0.23%             None
--------------------------------------------------------------------------------------------
Other Expenses                                                   0.04%             0.02%
--------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                             0.77%             0.52%
--------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement1                         0.02%             0.02%
--------------------------------------------------------------------------------------------
Net Expenses                                                     0.75%             0.50%
--------------------------------------------------------------------------------------------

     * Retail shareholders will be charged a fee for each wire redemption. This fee is subject to change.

     1 Pursuant to a written contract between Touchstone Advisors, Inc. and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain expenses in order to limit Total Annual Fund Operating Expenses to 0.75% for Retail Shares and 0.50% for Institutional Shares. Touchstone Advisors has agreed to maintain these expense limitations through at least June 30, 2001.

The following example should help you compare the cost of investing in the Ohio Tax-Free Money Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs would be the same whether or not shares are redeemed at the end of the periods indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                         Institutional
                                        Retail Shares       Shares

               1 Year                        $ 77            $ 51
               --------------------------------------------------
               3 Years                       $244            $165
               --------------------------------------------------
               5 Years                       $426            $289
               --------------------------------------------------
               10 Years                      $952            $651
               --------------------------------------------------

* The examples for the 3, 5 and 10 year periods are calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the written contract between Touchstone Advisors and the Trust for the periods after year 1.

CALIFORNIA TAX-FREE MONEY FUND

THE FUND'S INVESTMENT GOAL
--------------------------

The California Tax-Free Money Fund seeks the highest level of current income exempt from federal income tax and California income tax, consistent with liquidity and stability of principal. The Fund is a money market fund which seeks to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES
-----------------------------------

The Fund invests primarily (at least 65% of total assets) in high-quality, short-term California municipal obligations issued by the State of California, its agencies and municipalities, that pay interest that is exempt from both federal income tax and California income tax.

The Fund has a fundamental investment policy that under normal circumstances at least 80% of its annual income will be exempt from federal income tax, including the alternative minimum tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market. The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by non-governmental entities. The Fund will not invest more than 25% of its assets in securities backed by non-governmental entities that are in the same industry.

The Fund may also invest in the following types of California municipal obligations and other municipal obligations:

     o Tax-exempt bonds, including general obligation bonds, revenue bonds and industrial development bonds
     o    Tax-exempt notes
     o    Tax-exempt commercial paper
     o    Floating and variable rate municipal obligations
     o    When-issued obligations
     o    Obligations with puts attached

To comply with SEC rules pertaining to money market funds, the Fund will limit its investments as follows:

     o The Fund will invest in securities rated in 1 of the 2 highest rating categories by a rating agency.
     o The Fund may purchase unrated securities only if the portfolio manager determines the securities meet the Fund's quality standards.
     o The Fund will only invest in securities that mature in 13 months or less.
     o The dollar-weighted average maturity of its portfolio will be 90 days or less.

THE KEY RISKS
-------------

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC, the U.S. Treasury or any other government entity. Although the Fund is a money market fund and seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield may decrease:

     o    If interest rates decrease
     o Because issuers may be unable to make timely payments of interest or principal
     o If theo Fund's investments are concentrated in a particular segment of the bond market and adverse economic developments affecting one bond affect other bonds in the same segment
     o    If economic conditions within the State of California decline
     o Because the Fund is non-diversified it may hold a significant percentage of its assets in the securities of 1 issuer and the securities of that issuer may not increase in value as expected

As with any money market fund, there is no guarantee that the Fund will achieve its goal or will maintain a constant share price of $1.00 per share. A sudden deterioration in the financial condition of an issuer of a security or a deterioration in general economic conditions could cause the issuer to default on its obligation to pay interest and repay principal. This could cause the value of the Fund's shares to decrease.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

WHO MAY WANT TO INVEST
----------------------

This Fund is most appropriate for you if you are a California resident seeking a relatively low risk, short-term investment that offers income exempt from both federal and California income tax. Safety of your investment and the receipt of tax-exempt income are of key importance to you. Additionally, you are willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk and receive the benefits of tax-exempt income. This Fund is appropriate for you if you are looking for an investment that maintains a constant share price and offers the added convenience of writing checks directly from your account.

THE FUND'S PERFORMANCE
----------------------

The bar chart shown below indicates the risks of investing in the California Tax-Free Money Fund. It shows changes in the performance of the Fund's shares from year to year during the past 10 years.

The Fund's past performance does not necessarily indicate how it will perform in the future.

                         CALIFORNIA TAX-FREE MONEY FUND

YEARS       TOTAL RETURN

1991            4.25%

1992            2.77%

1993            1.95%

1994            2.29%

1995            3.18%

1996            2.78%

1997            2.89%

1998            2.82%

1999            2.52%

2000            ____%

     During the period shown in the bar chart, the highest quarterly return was ___% (for the quarter ended ______________) and the lowest quarterly return was [0.44%] (for the quarter ended March 31, 1994).

     For information on the Fund's current and effective 7-day yield, call 800.543.0407.

The following table indicates the risks of investing in the California Tax-Free Money Fund. It shows the Fund's average annual returns for the periods indicated.

FOR THE PERIODS ENDED DECEMBER 31, 2000

                                                                                   Since
                                          1 Year       5 Years     10 Years     Fund Started*
-------------------------------------    ---------    ---------    ---------    ------------
California Tax-Free Money Fund               %            %            %              %
-------------------------------------    ---------    ---------    ---------    ------------

     *The Fund began operations on July 25, 1989.

THE FUND'S FEES AND EXPENSES
----------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                      Shareholder Fees (fees
                                                        paid directly from
                                                         your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases               None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                           None
--------------------------------------------------------------------------------
Redemption Fee                                                   *
--------------------------------------------------------------------------------
Exchange Fee                                                   None
--------------------------------------------------------------------------------

Check Redemption Processing Fee                                None

--------------------------------------------------------------------------------

                                                  Annual Fund Operating Expenses
                                                   (expenses that are deducted
                                                        from Fund assets)
--------------------------------------------------------------------------------
Management Fees                                                0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                      0.05%
--------------------------------------------------------------------------------
Other Expenses                                                 0.20%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                           0.75%
--------------------------------------------------------------------------------

     * You will be charged a fee for each wire redemption. This fee is subject to change.

The following example should help you compare the cost of investing in the California Tax-Free Money Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs would be the same whether or not shares are redeemed at the end of the periods indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                    1 Year                              $ 77
                    ----------------------------------------
                    3 Years                             $240
                    ----------------------------------------
                    5 Years                             $417
                    ----------------------------------------
                    10 Years                            $930
                    ----------------------------------------

FLORIDA TAX-FREE MONEY FUND

THE FUND'S INVESTMENT GOAL
--------------------------

The Florida Tax-Free Money Fund seeks the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal. The Fund is a money market fund which seeks to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES
-----------------------------------

The Fund invests primarily (at least 65% of total assets) in high-quality, short-term Florida municipal obligations issued by the State of Florida, its agencies and municipalities, that pay interest that is exempt from both federal income tax and the Florida intangible personal property tax.

The Fund has a fundamental investment policy that under normal circumstances at least 80% of its annual income will be exempt from federal income tax, including the alternative minimum tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market. The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by non-governmental entities. The Fund will not invest more than 25% of its assets in securities backed by non-governmental entities that are in the same industry.

The Fund may also invest in the following types of Florida municipal obligations and other municipal obligations:

     o Tax-exempt bonds, including general obligation bonds, revenue bonds and industrial development bonds
     o    Tax-exempt notes
     o    Tax-exempt commercial paper
     o    Floating and variable rate municipal obligations
     o    When-issued obligations
     o    Obligations with puts attached

To comply with SEC rules pertaining to money market funds, the Fund will limit its investments as follows:

     o The Fund will invest in securities rated in 1 of the 2 highest rating categories by a rating agency.
     o The Fund may purchase unrated securities only if the portfolio manager determines the securities meet the Fund's quality standards.
     o The Fund will only invest in securities that mature in 13 months or less.
     o The dollar-weighted average maturity of its portfolio will be 90 days or less.

THE KEY RISKS
-------------

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC, the U.S. Treasury or any other government entity. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield may decrease:

     o    If interest rates decrease
     o Because issuers may be unable to make timely payments of interest or principal
     o If the Fund's investments are concentrated in a particular segment of the bond market and adverse economic developments affecting one bond affect other bonds in the same segment
     o    If economic conditions within the State of Florida decline
     o Because the Fund is non-diversified it may hold a significant percentage of its assets in the securities of one issuer and the securities of that issuer may not increase in value as expected

As with any money market fund, there is no guarantee that the Fund will achieve its goal or will maintain a constant share price of $1.00 per share. A sudden deterioration in the financial condition of an issuer of a security or a deterioration in general economic conditions could cause the issuer to default on its obligation to pay interest and repay principal. This could cause the value of the Fund's shares to decrease.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

WHO MAY WANT TO INVEST
----------------------

This Fund is most appropriate for you if you are a Florida resident seeking a relatively low risk, short-term investment that offers income exempt from both federal income tax and the Florida intangible personal property tax. Safety of your investment and the receipt of tax-exempt income are of key importance to you. Additionally, you are willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk and receive the benefits of tax-exempt income. This Fund is appropriate for you if you are looking for an investment which maintains a constant share price and offers the added convenience of writing checks directly from your account.

THE FUND'S PERFORMANCE
----------------------

The bar chart shown below indicates the risks of investing in the Florida Tax-Free Money Fund. It shows changes in the performance of the Fund's shares from year to year since the Fund started.

The Fund's past performance does not necessarily indicate how it will perform in the future.

                           FLORIDA TAX-FREE MONEY FUND

YEARS       TOTAL RETURN

1993            2.24%

1994            2.40%

1995            3.56%

1996            2.98%

1997            3.00%

1998            2.94%

1999            2.63%

2000            ____%

     During the period shown in the bar chart, the highest quarterly return was [0.94%] (for the quarter ended June 30, 1995) and the lowest quarterly return was [0.49%] (for the quarter ended March 31, 1994).

     For information on the Fund's current and effective 7-day yield, call 800.543.0407.

The table below indicates the risks of investing in the Florida Tax-Free Money Fund. It shows the Fund's average annual returns for the periods indicated.

FOR THE PERIODS ENDED DECEMBER 31, 2000

                                                                       Since
                                                                        Fund
                                           1 Year       5 Years       Started*
--------------------------------------------------------------------------------
Florida Tax-Free Money Fund                  %            %              %
--------------------------------------------------------------------------------

*The Fund began operations on November 13, 1992.

THE FUND'S FEES AND EXPENSES
----------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                      Shareholder Fees (fees
                                                        paid directly from
                                                         your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases               None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                           None
--------------------------------------------------------------------------------
Redemption Fee                                                   *
--------------------------------------------------------------------------------
Exchange Fee                                                   None
--------------------------------------------------------------------------------

Check Redemption Processing Fee                                None

--------------------------------------------------------------------------------

                                                  Annual Fund Operating Expenses
                                                   (expenses that are deducted
                                                        from Fund assets)
--------------------------------------------------------------------------------
Management Fees                                                0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                      0.09%
--------------------------------------------------------------------------------
Other Expenses                                                 0.41%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                           1.00%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement1                       0.27%
--------------------------------------------------------------------------------
Net Expenses                                                   0.73%
--------------------------------------------------------------------------------

     * You will be charged a fee for each wire redemption. This fee is subject to change.

     1 Pursuant to a written contract between Touchstone Advisors, Inc. and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain expenses in order to limit Total Annual Fund Operating Expenses to 0.75% or below. Touchstone Advisors has agreed to maintain these expense limitations through at least June 30, 2001.

The following example should help you compare the cost of investing in the Florida Tax-Free Money Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs would be the same whether or not shares are redeemed at the end of the periods indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                    1 Year                            $   75
                    ----------------------------------------
                    3 Years                           $  292
                    ----------------------------------------
                    5 Years                           $  526
                    ----------------------------------------
                    10 Years                          $1,200
                    ----------------------------------------

* The examples for the 3, 5 and 10 year periods are calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the written contract between Touchstone Advisors and the Trust for the periods after year 1.

INVESTMENT STRATEGIES AND RISKS

CAN A FUND DEPART FROM ITS NORMAL STRATEGIES?
---------------------------------------------

Each Fund may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. During these times, a Fund may not achieve its investment goals.

CAN A FUND CHANGE ITS INVESTMENT GOAL?
--------------------------------------

The Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund and the Ohio Tax-Free Money Fund may each change its investment goal(s) by a vote of the Board of Trustees, without shareholder approval. You would be notified at least 30 days before any such change took effect.

DO THE FUNDS HAVE OTHER  INVESTMENT  STRATEGIES  IN ADDITION TO THEIR  PRINCIPAL
--------------------------------------------------------------------------------
INVESTMENT STRATEGIES?
----------------------

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may also invest in:

     o    Floating and variable rate municipal obligations
     o    Lease obligations

THE FUNDS AT A GLANCE.
----------------------

The following two tables can give you a quick basic understanding of the types of securities a Fund tends to invest in and some of the main risks associated with a Fund's investments. You should read all of the information about a Fund and its risks before deciding to invest.

HOW CAN I TELL, AT A GLANCE, WHICH TYPES OF SECURITIES A FUND MIGHT INVEST IN?
------------------------------------------------------------------------------

The following table shows the types of securities in which each Fund generally will invest. Investments marked P are principal investments. Investments marked O are other types of securities in which the Fund may invest to a lesser extent. Some of the Funds' investments are described in detail below.

                                                    OHIO
                                    TAX-FREE       INSURED                  OHIO TAX- CALIFORNIA FLORIDA TAX-
                                  INTERMEDIATE     TAX-FREE     TAX-FREE   FREE MONEY  TAX-FREE  FREE MONEY
                                    TERM FUND        FUND      MONEY FUND      FUND   MONEY FUND    FUND
FINANCIAL INSTRUMENTS
---------------------
   Invests primarily in                 P             P            P            P         P          P
Municipal Obligations
   Invests in money market                                         P            P         P          P
instruments
   Invests primarily in                 P             P
investment grade debt
securities
   Invests in floating and              O             O            P            P         P          P
variable rate municipal
obligations
   Invests in when-issued               P             P            P            P         P          P
obligations
   Invests in obligations with          P             P            P            P         P          P
puts attached
   Invests in lease obligations         O             O
INVESTMENT TECHNIQUES
---------------------
   Emphasizes federal                   P             P            P            P         P          P
tax-exempt income
   Emphasizes state tax-exempt                        P                         P         P          P
income
   Emphasizes insured                                 P
municipal obligations

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS
---------------------------------------------

MUNICIPAL OBLIGATIONS are debt securities issued by states and their political subdivisions, agencies, authorities and instrumentalities to finance public works facilities, to pay general operating expenses or to refinance outstanding debt. Municipal obligations may also be issued to finance various private activities for the construction of housing, educational or medical facilities or the financing of privately owned or operated facilities. The two principal types of municipal obligations are general obligation bonds and revenue bonds, including industrial revenue bonds. General obligation bonds are backed by the issuer's full faith and credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial revenue bonds are backed by the credit of a private user of the facility. Municipal obligations pay interest that is, in the opinion of bond counsel to the issuer, exempt from federal income tax, including the alternative minimum tax.

     o Ohio Municipal Obligations are issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities. They pay interest that is, in the opinion of bond counsel to the issuer, exempt from both federal income tax and Ohio personal income tax.

     o California Municipal Obligations are issued by the State of California and its political subdivisions, agencies, authorities and instrumentalities. They pay interest that is, in the opinion of bond counsel to the issuer, exempt from both federal income tax and California income tax.

     o Florida Municipal Obligations are issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities. They pay interest that is, in the opinion of bond counsel to the issuer, exempt from both federal income tax and the Florida intangible personal property tax.

FLOATING AND VARIABLE RATE MUNICIPAL OBLIGATIONS are municipal obligations with interest rates that are adjusted when a specific interest rate index changes (floating rate obligations) or on a schedule (variable rate obligations). Although there may not be an active secondary market for a particular floating or variable rate obligation, these obligations usually have demand features which permit a Fund to demand payment in full of the principal and interest. Obligations with demand features are often secured by letters of credit issued by a bank or other financial institution. A letter of credit may reduce the risk that an entity will not be able to meet the Fund's demand for repayment of principal and interest.

WHEN-ISSUED OBLIGATIONS are municipal obligations that are paid for and delivered within 15 to 45 days after the date of purchase. A Fund investing in when-issued obligations will maintain a segregated account of cash or liquid securities to pay for its when-issued obligations and this account will be valued daily in order to account for market fluctuations in the value of its when-issued obligations.

OBLIGATIONS WITH PUTS ATTACHED are municipal obligations that may be resold back to the seller at a specific price or yield within a specific period of time. A Fund will purchase obligations with puts attached for liquidity purposes and may pay a higher price for obligations with puts attached than the price of similar obligations without puts attached. The purchase of obligations with puts attached involves the risk that the seller may not be able to repurchase the underlying obligation.

LEASE OBLIGATIONS are municipal obligations that constitute participations in lease obligations of municipalities to acquire land and a wide variety of equipment and facilities. While a lease obligation is not a general obligation of the municipality that has pledged its taxing power, a lease obligation is ordinarily backed by the municipality's promise to budget for, appropriate for and make payments due under the obligation. Some lease obligations may contain specific clauses providing that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on an annual basis.

INSURED MUNICIPAL OBLIGATIONS are municipal obligations that require an insurer to make payments of principal and interest, when due, if the issuer defaults on its payments. The obligations purchased by the Ohio Insured Tax-Free Fund will be insured either through an insurance policy purchased by the issuer of the obligation or through an insurance policy purchased by the Fund.

HOW CAN I TELL, AT A GLANCE, A FUND'S KEY RISKS?

The following table shows some of the main risks to which each Fund is subject. Risks marked P are principal risks. Risks marked O are other risks that may impact the Fund to a lesser extent. Each risk is described in detail below.

                                                    OHIO
                                    TAX-FREE       INSURED                  OHIO TAX- CALIFORNIA FLORIDA TAX-
                                  INTERMEDIATE     TAX-FREE     TAX-FREE   FREE MONEY  TAX-FREE  FREE MONEY
                                    TERM FUND        FUND      MONEY FUND      FUND   MONEY FUND    FUND

CREDIT RISK                             P             P            P            P         P          P
-----------
INTEREST RATE RISK                      P             P            P            P         P          P
------------------
NON-DIVERSIFICATION RISK                              P                         P         P          P
------------------------
CONCENTRATION RISK                      P             P            P            P         P          P
------------------
TAX RISK                                O             O            O            O         O          O
--------

RISKS OF INVESTING IN THE FUNDS
-------------------------------

CREDIT RISK. The securities in a Fund's portfolio are subject to the possibility that a deterioration in the financial condition of an issuer, or a deterioration in general economic conditions could cause an issuer to fail to make timely payments of principal or interest, when due. Also, some municipal obligations may be backed by a letter of credit issued by a bank or other financial institution. Adverse developments affecting banks could have a negative effect on the value of a Fund's portfolio securities.

INTEREST RATE RISK. Each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is subject to the risk that the market value of its portfolio securities will decline because of rising interest rates. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Generally, the longer the maturity of a debt security, the greater its sensitivity to changes in interest rates. To compensate investors for this higher risk, debt securities with longer maturities generally offer higher yields than debt securities with shorter maturities.

The yield of the Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund will vary from day to day due to changes in interest rates. Generally, each Fund's yield will increase when interest rates increase and will decrease when interest rates decrease.

NON-DIVERSIFICATION RISK. A non-diversified Fund may invest more than 5% of its assets in the securities of a single issuer. This may cause the value of the Fund's shares to be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares in a diversified fund.

CONCENTRATION RISK. A Fund that invests a significant portion of its total assets (more than 25%) in the securities of a particular bond market segment (e.g., housing agency bonds or airport bonds) or in the securities of a particular state is subject to the risk that adverse circumstances will have a greater impact on the Fund than a fund that does not concentrate its investments. It is possible that economic, business or political developments or other changes affecting one security in the area of concentration will affect other securities in that area of concentration in the same manner, thereby increasing the risk of such investments.

     o Ohio Municipal Obligations. Economic and political conditions in the state of Ohio may impact the value of Ohio Municipal Obligations. Ohio's economy retains a strong industrial manufacturing base while steady growth in the services and trade sectors diversifies the state's overall employment. Ohio's economy continued to perform well in 1999. Unemployment remains low at 4% in November 1999 and overall job growth, led by the services and trade sectors, tracks the national average. At the end of the 1999 fiscal year the state had a general revenue fund balance of $2.6 billion. The state's 2000-2001 budget reflects a 6% spending increase in fiscal 2000, with spending for education being the highest priority. The state is working to correct the constitutional deficiencies of the current education funding system in response to a 1998 decision by the Ohio Supreme Court declaring the current system unconstitutional. The Ohio Supreme Court's decision poses challenges to the state to balance education funding with competing state spending requirements, while maintaining its strong financial position. Although no issuers of Ohio Municipal Obligations are currently in default on their payments of principal and interest, a default could adversely impact the market values and marketability of all Ohio Municipal Obligations.

     o California Municipal Obligations. Economic and political conditions in the state of California may impact the value of California Municipal Obligations. California has a broad-based economy, with manufacturing representing just 14% of state employment, trade 23%, services 31% and government 16%. Although the nationwide recession of the early 1990s severely affected several key industries, such as defense, aerospace and high technology, gains in the construction, entertainment, tourism and computer sectors (particularly Internet-related firms) have helped drive the recent recovery. The state accounted for 40% of the nation's non-farm job growth in August 1999. This has led to improved state finances and has eliminated the need to borrow externally across fiscal years for cash flow purposes. After running general fund operating deficits, the state ended fiscal 1998 with a general fund surplus of $3 billion. The state's future budgets will be challenged by school enrollment growth and Proposition 98 mandated school funding levels, prison funding required by new mandatory sentencing laws, social service needs and a two-thirds legislative requirement for budget passage. Although no issuers of California municipal obligations are currently in default on their payments of interest and principal, a default could adversely impact the market values and marketability of all California Municipal Obligations.

     o Florida Municipal Obligations. Economic and political conditions in the state of Florida may impact the value of Florida Municipal Obligations. Florida has a service-based economy that continues to diversify and grow at a steady pace. Florida does not have a tax on personal income but has an ad valorem tax on intangible personal property as well as sales and use taxes. These taxes are the principal source of funds to meet state expenses, including the repayment of its debt obligations. As a result, the state has a relatively narrow tax base with 71% of its revenues derived from the 6% sales and use tax. The state's income structure depends more on property income (dividends, income and rent) and transfer payments (social security and pension benefits) due to the significant retirement age population. Despite this reliance on a cyclical revenue source, Florida has managed its overall financial program well. The state has generated operating surpluses in recent years while maintaining tax levels and funding growth-related service requirements. Florida's future budgets will be challenged by the passage of a constitutional amendment obligating the state to make ample provision for high-quality education for all children, limits on state sales tax growth due to the rapid expansion of Internet commerce, and the effect of international economic uncertainty on the state's export and tourism businesses. Although no issuers of Florida Municipal Obligations are currently in default on their payments of principal and interest, a default could adversely impact the market values and marketability of all Florida Municipal Obligations.

TAX RISK. Certain provisions of the Internal Revenue Code relating to the issuance of municipal obligations may reduce the volume of municipal securities that qualify for federal tax exemptions. Proposals that may further restrict or eliminate the income tax exemptions for interest on municipal obligations may be introduced in the future. If any such proposal became law, it may reduce the number of municipal obligations available for purchase by a Fund and could adversely affect the Fund's shareholders. If this occurs, the Fund would reevaluate its investment goals and strategies and may submit possible changes in its structure to shareholders.

THE FUNDS' MANAGEMENT

INVESTMENT ADVISOR
------------------

Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") located at 221 East Fourth Street, Cincinnati, Ohio 45202, is the investment advisor for the Funds.

Touchstone Advisors has been registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the "Advisers Act") since 1994. As of December 31, 2000, Touchstone Advisors had approximately $1.6 billion in assets under management.

Touchstone Advisors is responsible for selecting each Fund's Sub-Advisor, subject to review by the Board of Trustees. Touchstone Advisors selects a Sub-Advisor that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating the Funds' Sub-Advisor, including:

     o    Level of knowledge and skill
     o    Performance as compared to its peers or benchmark
     o    Consistency of performance over 5 years or more
     o    Level of compliance with investment rules and strategies
     o    Employees, facilities and financial strength
     o    Quality of service

Touchstone Advisors will also continually monitor the performance of the Funds' Sub-Advisor through various analyses and through in-person, telephone and written consultations with the Sub-Advisor.

Touchstone Advisors discusses its expectations for performance with the Sub-Advisor. Touchstone Advisors provides written evaluations and recommendations to the Board of Trustees, including whether or not a Sub-Advisor's contract should be renewed, modified or terminated.

Touchstone Advisors is responsible for running all of the operations of the Funds, except for those that are subcontracted to the Sub-Advisor, custodian, transfer agent and administrator.

Each Fund will pay Touchstone Advisors a fee for its services. Out of this fee Touchstone Advisors pays the Sub-Advisor a fee for its services. The fee to be paid to Touchstone Advisors by each Fund is 0.50% of assets up to $100 million, 0.45% of assets from $100 million to $200 million, 0.40% of assets from $200 million to $300 million, and 0.375% of assets over $300 million.

FUND SUB-ADVISOR
----------------

The Sub-Advisor makes the day-to-day decisions regarding buying and selling specific securities for each Fund. The Sub-Advisor manages the investments held by a Fund according to the Fund's investment goals and strategies.

SUB-ADVISOR TO THE FUNDS
------------------------

FORT WASHINGTON INVESTMENT ADVISORS, INC. (FORT WASHINGTON)
420 East Fourth Street, Cincinnati, OH 45202

Fort Washington has been registered as an investment advisor under the Advisers Act since 1990. Fort Washington provides investment advisory services to individual and institutional clients. As of December 31, 2000, Fort Washington had assets under management of approximately $18 billion. Fort Washington has been managing each Fund since May 1, 2000.

John J. Goetz, CFA, is primarily responsible for managing each Fund's portfolio and has been managing the Funds since October 1986. Mr. Goetz has been a Vice President and Senior Portfolio Manager of Fort Washington since May 2000. He was employed by the Trust's previous investment adviser from 1981 until April 2000.

Fort Washington is an affiliate of Touchstone Advisors. Therefore, Touchstone Advisors may have a conflict of interest when making decisions to keep Fort Washington as the Funds' Sub-Advisor. The Board of Trustees reviews all of Touchstone Advisors' decisions to reduce the possibility of a conflict of interest situation.

INVESTING WITH TOUCHSTONE

CHOOSING THE APPROPRIATE INVESTMENTS TO MATCH YOUR GOALS. Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals.

OPENING AN ACCOUNT
------------------

You can contact your financial advisor to purchase shares of the Funds. You may also purchase shares of any Fund directly from Touchstone Securities, Inc. ("Touchstone"). In any event, you must complete the Investment Application included in this Prospectus. You may also obtain an Investment Application from Touchstone or your financial advisor.

     !    INVESTOR ALERT: Touchstone may choose to refuse any purchase order.

You should read this Prospectus carefully and then determine how much you want to invest. Check below to find the minimum investment amount required to purchase shares as well as to learn about the various ways you can purchase your shares.


                                            Class A Shares
                                            Class B Shares          Institutional Shares
                                            Class C Shares

                                         Initial    Additional     Initial       Additional
                                        Investment  Investment    Investment     Investment

Regular Account                           $1,000      $   50      $1,000,000      $     50
---------------
Investments through the Automatic         $   50      $   50         Not            Not
----------------------------------                                 Available     Available
Investment Plan
---------------


     ! INVESTOR ALERT: Touchstone may change these initial and additional investment minimums at any time.

PRICING OF FUND SHARES
----------------------

The share price, also called net asset value (NAV), of each of the Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund (the "Money Market Funds") is determined as of 12:00 noon and 4:00 p.m., Eastern time every day the New York Stock Exchange
(NYSE) is open. The offering price (NAV plus a sales charge, if applicable) of each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is determined as of the close of trading (normally 4:00 p.m. Eastern time) every day the NYSE is open. Each Fund calculates its NAV per share, generally using market prices, by dividing the total value of its net assets by the number of shares outstanding. Shares are purchased at NAV (or the next offering price) determined after your purchase or sale order is received in proper form by Touchstone.

The Money Market Funds seek to maintain a constant share price of $1.00 per share by valuing investments on an amortized cost basis. Under the amortized cost method of valuation, each Money Market Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only United States dollar-denominated securities with maturities of 13 months or less and invests only in securities that meet its quality standards and present minimal credit risks. The Money Market Funds' obligations are valued at original cost adjusted for amortization of premium or accumulation of discount, rather than at market value. This method should enable the Money Market Funds to maintain a stable net asset value per share. However, there is no assurance that any Money Market Fund will be able to do so.

The tax-exempt assets held by the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund are valued by an outside independent pricing service. The service uses a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine the fair value of the securities. If the Sub-Advisor believes that the valuation provided by the service does not accurately reflect the fair value of a tax-exempt security, it will value the security at the average of the prices quoted by at least two independent market makers. The quoted price will represent the market maker's opinion of the price a willing buyer would pay for the security. All other securities (and other assets) of the Funds for which market quotations are not available will be determined in good faith using procedures established by the Board of Trustees.

CHOOSING A CLASS OF SHARES
--------------------------

(TAX-FREE INTERMEDIATE TERM FUND AND OHIO INSURED TAX-FREE FUND)

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund each offer Class A, Class B and Class C shares. Each class of shares has different sales charges and distribution fees. The amount of sales charges and distribution fees you pay will depend on which class of shares you decide to purchase.

     CLASS A SHARES
     --------------

The offering price of Class A shares of each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is equal to its NAV plus a front-end sales charge that you pay when you buy your shares. The front-end sales charge is generally deducted from the amount of your investment.

The following table shows the amount of front-end sales charge you will pay on purchases of Class A shares. The amount of front-end sales charge is shown as a percentage of (1) offering price and (2) the net amount invested after the charge has been subtracted. Note that the front-end sales charge gets lower as your investment amount gets larger.

                                   Sales Charge as % of     Sales Charge as % of
                                   --------------------     --------------------
Amount of Your Investment             Offering Price        Net Amount Invested
-------------------------             --------------        -------------------

Under $50,000                             4.75%                    4.99%
$50,000 but less than $100,000            4.50%                    4.72%
$100,000 but less than $250,000           3.50%                    3.63%
$250,000 but less than $500,000           2.95%                    3.04%
$500,000 but less than $1 million         2.25%                    2.31%
$1 million or more                        0.00%                    0.00%

There is no front-end sales charge if you invest $1 million or more in a Fund. This includes large total purchases made through programs such as Aggregation, Concurrent Purchases, Letters of Intent and Rights of Accumulation. These programs are described more fully in the SAI. In addition, there is no front-end sales charge on purchases by certain persons related to the Funds or its service providers and certain other persons listed in the SAI. At the option of the Trust, the front-end sales charge may be included on purchases by such persons in the future.

If you redeem shares that you purchased as part of the $1 million purchase within 1 year, you will pay a contingent deferred sales charge ("CDSC"), a sales charge you pay when you redeem your shares, of 1% on the shares redeemed.

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund have each adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act") for its Class A shares. This plan allows each Fund to pay distribution fees for the sale and distribution of its Class A shares. Under the plan, each Fund pays an annual fee of up to 0.25% of its average daily net assets that are attributable to Class A shares. Because distribution fees are paid out of a Fund's assets on an ongoing basis, these fees will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

     CLASS B SHARES
     --------------

BECAUSE IN MOST CASES IT IS MORE ADVANTAGEOUS TO PURCHASE CLASS A SHARES FOR AMOUNTS IN EXCESS OF $500,000, A REQUEST TO PURCHASE CLASS B SHARES FOR $500,000 OR MORE WILL USUALLY BE CONSIDERED AS A PURCHASE REQUEST FOR CLASS A SHARES OR DECLINED.

Class B shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund are sold at NAV without an initial sales load so that the full amount of your purchase payment may be immediately invested in the Funds. A CDSC will be charged if you redeem Class B shares within 6 years after you purchased them. The amount of CDSC will depend on how long you have held your shares, as set forth in the following table:

                                 CDSC
Year Since Purchase        as a % of Amount
   Payment Made            Subject to Charge
--------------------------------------------
First                            5.00%
Second                           4.00%
Third                            3.00%
Fourth                           2.00%
Fifth                            1.00%
Sixth                            1.00%
Seventh and thereafter*          None

*Class B shares will automatically convert to Class A shares after they have been held for approximately 7 years.

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund have each adopted a distribution plan under Rule 12b-1 of the 1940 Act for its Class B shares. This plan allows each Fund to pay distribution and other fees for the sale and distribution of its Class B shares and for services provided to holders of Class B shares. Under the plan, each Fund pays an annual fee of up to 1.00% of its average daily net assets that are attributable to Class B shares. Because these fees are paid out a Fund's assets on an ongoing basis, these fees will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

CONVERSION TO CLASS A SHARES. Class B shares will convert automatically to Class A shares in the month of your 7 year anniversary date or in the beginning of the 8th year after the date of your original purchase of those shares. The conversion is based on the relative NAVs of the shares of the two classes on the conversion date and no sales charge will be imposed. Class B shares you have acquired through automatic reinvestment of dividends or capital gains will be converted in proportion to the total number of Class B shares you have purchased and own. Since the Rule 12b-1 distribution fees for Class A shares are lower than for Class B shares, converting to Class A shares will lower your expenses.

     CLASS C SHARES
     --------------

BECAUSE IN MOST CASES IT IS MORE ADVANTAGEOUS TO PURCHASE CLASS A SHARES FOR AMOUNTS IN EXCESS OF $1 MILLION, A REQUEST TO PURCHASE CLASS C SHARES FOR $1 MILLION OR MORE WILL USUALLY BE CONSIDERED AS A PURCHASE REQUEST FOR CLASS A SHARES OR DECLINED.

Class C shares of each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Fund. A CDSC of 1.00% will be charged on Class C shares redeemed within 1 year after you purchased them.

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund have each adopted a distribution plan under Rule 12b-1 of the 1940 Act for its Class C shares. This plan allows each Fund to pay distribution and other fees for the sale and distribution of its Class C shares and for services provided to holders of Class C shares. Under the plan, each Fund pays an annual fee of up to 1.00% of its average daily net assets that are attributable to Class C shares. Because these fees are paid out of a Fund's assets on an ongoing basis, these fees will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

MONEY MARKET FUNDS
------------------

Each Money Market Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its shares. This plan allows each Money Market Fund to pay an annual fee of up to 0.25% of its average daily net assets for the sale and distribution of shares. The Ohio Tax-Free Money Fund's plan is for its Retail shares only. Because these fees are paid out of a Fund's assets on an ongoing basis, these fees will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

OHIO TAX-FREE MONEY FUND - INSTITUTIONAL SHARES
-----------------------------------------------

The minimum initial investment in Institutional shares of the Ohio Tax-Free Money Fund ordinarily is $1 million. Institutional shares are not subject to Rule 12b-1 distribution fees. Institutional shares do not offer checkwriting privileges, the automatic investment plan, or the systematic withdrawal plan.

PURCHASING YOUR SHARES
----------------------

For  information  about  how  to  purchase  shares,   telephone   Touchstone  at
800.543.0407.

OPENING AN ACCOUNT
------------------

BY MAIL OR THROUGH YOUR FINANCIAL ADVISOR

o    Please make your check (in U.S. dollars) payable to the applicable Fund.

o Send your check with the completed account application to Touchstone, P.O. Box 5354, Cincinnati, Ohio 45201-5354. Your application will be processed subject to your check clearing. You may be charged a fee if your check is returned for insufficient funds.

o    You may also open an account through your financial advisor.

o We price direct purchases in the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund based upon the next determined public offering price (NAV plus any applicable sales load) after your order is received. Direct purchase orders received by Touchstone by the close of the regular session of trading on the NYSE, generally 4:00 p.m., Eastern time, are processed at that day's public offering price. Direct investments received by Touchstone after the close of the regular session of trading on the NYSE, generally 4:00 p.m., Eastern time, are processed at the public offering price next determined on the following business day. Purchase orders received from financial advisors before the close of the regular session of trading on the NYSE, generally 4:00 p.m., Eastern time, and transmitted to Touchstone by 5:00 p.m., Eastern time, are processed at that day's public offering price. Purchase orders received from financial advisors after 5:00 p.m., Eastern time, are processed at the public offering price next determined on the following business day.

o You may receive a dividend in the Money Market Funds on the day you wire an investment if you notify Touchstone of your wire by 12:00 noon, Eastern time, on that day. Your purchase will be priced based upon the NAV after a proper order is received.

BY EXCHANGE

o You may exchange shares of the Funds for shares of the same class of another Touchstone Fund at NAV. You may also exchange Class A or Class C shares of the Funds for shares of any Touchstone money market fund.

o    You do not have to pay any exchange fee for your exchange.

o Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. However, when you redeem the shares acquired through the exchange, the shares you redeem may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

o You should review the disclosure provided in the Prospectus relating to the exchanged-for shares carefully before making an exchange of your Fund shares.

ADDING TO YOUR ACCOUNT
----------------------

BY CHECK

o Complete the investment form provided at the bottom of a recent account statement.

o    Make your check payable to the applicable Fund.

o    Write your account number on the check.

o Either: (1) Mail the check with the investment form in the envelope provided with your account statement; or (2) Mail your check directly to your financial advisor at the address printed on your account statement. Your financial advisor is responsible for forwarding payment promptly to Touchstone.

BY WIRE

o    Specify your name and account number.

o Purchases in the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund will be processed at that day's public offering price if Touchstone receives a properly executed wire by 4:00 p.m. Eastern time on a day when the NYSE is open for regular trading.

o You may receive a dividend in any Money Market Fund on the day you wire an investment if you notify Touchstone of your wire by 12:00 noon, Eastern time, on that day.

BY EXCHANGE

o    You may exchange your shares by calling Touchstone.

o    You do not have to pay any exchange fee for your exchange.

o Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. However, when you redeem the shares acquired through the exchange, the shares you redeem may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

o If you exchange Classs C shares for shares of any Touchstone money market fund, the amount of time you hold shares of the money market fund will not be added to the holding period of your original shares for the purpose of calculating the CDSC, if you later redeem the exchanged shares. However, if you exchange back into your original Class C shares, the prior holding period of your Class C shares will be added to your current holding period of Class C shares in calculating the CDSC.

o You should review the disclosure provided in the Prospectus relating to the exchanged-for shares carefully before making an exchange of your Fund shares.

INFORMATION ABOUT WIRE TRANSFERS
--------------------------------

You may make additional purchases in the Funds directly by wire transfers. Contact your bank and ask it to wire federal funds to Touchstone. Banks may charge a fee for handling wire transfers. You should contact Touchstone or your financial advisor for further instructions.

AUTOMATIC INVESTMENT OPTIONS
----------------------------

The various ways that you can invest in the Funds are outlined below. Touchstone does not charge any fees for these services.

AUTOMATIC INVESTMENT PLAN. You can pre-authorize monthly investments of $50 or more in a Fund to be processed electronically from a checking or savings account. You will need to complete the appropriate section in the Investment Application to do this. This option is not available to Institutional shares of the Ohio Tax-Free Money Fund. For further details about this service, call Touchstone at 800.543.0407.

REINVESTMENT/CROSS REINVESTMENT. Dividends and capital gains can be automatically reinvested in the Fund that pays them or in another Fund within the same class of shares without a fee or sales charge. Dividends and capital gains will be reinvested in the Fund that pays them, unless you indicate otherwise on your account application. You may also choose to have your dividends or capital gains paid to you in cash.

DIRECT DEPOSIT PURCHASE PLAN. You may automatically invest Social Security checks, private payroll checks, pension pay outs or any other pre-authorized government or private recurring payments in our Funds. This occurs on a monthly basis and the minimum investment is $50. This option is not available to Institutional shares of the Ohio Tax-Free Money Fund.

DOLLAR COST AVERAGING. Our Dollar Cost Averaging program allows you to diversify your investments by investing the same amount on a regular basis. You can set up periodic automatic transfers of at least $50 from one Touchstone Fund to any other. The applicable sales charge, if any, will be assessed.

CASH SWEEP PROGRAM (AVAILABLE ONLY TO THE MONEY MARKET FUNDS). Cash accumulations in accounts with financial institutions may be automatically invested in the Money Market Funds at the next determined NAV on a day selected by the institution or customer, or when the account balance reaches a predetermined dollar amount. Institutions participating in this program are responsible for placing their orders in a timely manner. You may be charged a fee by your financial institution for participating in this program.

PROCESSING ORGANIZATIONS. You may also purchase shares of the Funds through a "processing organization," (e.g., a mutual fund supermarket) which is a broker-dealer, bank or other financial institution that purchases shares for its customers. Some of the Funds have authorized certain processing organizations to receive purchase and sales orders on their behalf. Before investing in the Funds through a processing organization, you should read any materials provided by the processing organization together with this Prospectus.

When shares are purchased this way, there may be various differences. The processing organization may:

     o    Charge a fee for its services

     o    Act as the shareholder of record of the shares

     o    Set different minimum initial and additional investment requirements

     o    Impose other charges and restrictions

     o Designate intermediaries to accept purchase and sales orders on the Funds' behalf

Touchstone considers a purchase or sales order as received when an authorized processing organization, or its authorized designee, receives the order in proper form. These orders will be priced based on the Fund's NAV (or offering price) next computed after such order is received in proper form.

Shares held through a processing organization may be transferred into your name following procedures established by your processing organization and Touchstone. Certain processing organizations may receive compensation from the Funds, Touchstone, Touchstone Advisors or their affiliates.

SELLING YOUR SHARES
-------------------

You may sell some or all of your Fund shares on any day that the Fund calculates its NAV. If your request is received in proper form before the close of regular trading on the NYSE, you will receive a price based on that day's NAV for the shares you sell. Otherwise, the price you receive will be based on the NAV that is next calculated.

BY TELEPHONE

o You can sell or exchange your shares over the telephone, unless you have specifically declined this option. If you do not wish to have this ability, you must mark the appropriate section of the Investment Application. You may only sell shares over the telephone if the amount is less than $25,000.

o    To sell your Fund shares by telephone, call Touchstone at 800.543.0407

BY MAIL

o    Write to Touchstone.

o    Indicate the number of shares or dollar amount to be sold.

o    Include your name and account number.

o    Sign  your  request  exactly  as  your  name  appears  on  your  Investment
     Application.

BY WIRE

o    Complete the appropriate information on the Investment Application.

o If your proceeds are $1,000 or more, you may request that Touchstone wire them to your bank account.

o You may be charged a fee. (There is no fee for wire redemptions of Institutional shares in the Ohio Tax-Free Money Fund.)

o Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.

o Your redemption proceeds may be deposited without a charge directly into your bank account through an ACH transaction. Contact Touchstone for more information.

BY CHECK

o You may open a checking account in the Tax-Free Money Fund, the Ohio Tax-Free Money Fund (Retail Shares only), the California Tax-Free Money Fund and the Florida Tax-Free Money Fund and redeem shares by check. Checkwriting will no longer be offered to shareholders opening a new account in the Tax-Free Intermediate Term Fund.

o    There is no fee for your checking account.

o    The minimum amount of each check redemption is $100.

o Checks will be processed at the NAV the day the check is presented to the Custodian for payment.

o If the amount of your check is more than the value of the shares held in your account, you will be charged for each check returned for insufficient funds.

o    Checks may not be certified.

o If you invest in a Money Market Fund through a cash sweep program with a financial institution, you may not open a checking account.

THROUGH YOUR FINANCIAL ADVISOR

o You may also sell shares by contacting your financial advisor, who may charge you a fee for this service. Shares held in street name must be sold through your financial advisor or, if applicable, the processing organization.

o Your financial advisor is responsible for making sure that sale requests are transmitted to Touchstone in proper form in a timely manner.

OOO  SPECIAL TAX CONSIDERATION

Selling your shares in the Tax-Free Intermediate Term Fund or the Ohio Insured Tax-Free Fund may cause you to incur a taxable gain or loss.

     ! INVESTOR ALERT: Unless otherwise specified, proceeds will be sent to the record owner at the address shown on Touchstone's records.

CONTINGENT DEFERRED SALES CHARGE. If you purchase $1 million or more Class A shares at NAV, a CDSC of 1.00% will be charged on redemptions made within 1 year of purchase. A CDSC of 5.00% will be charged on redemptions of Class B shares made within 1 year of purchase. This charge will be incrementally reduced and after the 6th year there is no CDSC. A CDSC of 1.00% will be charged on Class C shares redeemed within 1 year of purchase.

The CDSC will not apply to redemptions of shares you purchased by the reinvestment of dividends or capital gains distributions and may be waived under certain circumstances described below. The CDSC will be assessed on the lesser of your shares' NAV at the time of redemption or the time of purchase. Therefore, any increase in the share price is not subject to the CDSC. The CDSC is paid to Touchstone to reimburse expenses incurred in providing distribution-related services to the Fund in connection with the sale of Class B shares.

No CDSC is applied if:

o The redemption is due to the death or post-purchase disability of a shareholder
o The redemption is from a systematic withdrawal plan and represents no more than 10% of your annual account value
o The redemption is a benefit payment made from a qualified retirement plan, unless the redemption is due to termination of the plan or transfer of the plan to another financial institution

When we determine whether a CDSC is payable on a redemption, we assume that:

     o    The redemption is made first from amounts not subject to a CDSC; then

     o    From the earliest purchase payment(s) that remain invested in the Fund

The SAI contains further details about the CDSC and the conditions for waiving the CDSC.

SIGNATURE GUARANTEES. Some circumstances require that the request for the sale of shares have a signature guarantee. A signature guarantee helps protect you against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. Some circumstances requiring a signature guarantee include:

o    Proceeds from the sale of shares that exceed $100,000
o Proceeds to be paid when information on your account application has been changed, (including a change in your name or your address, the name or address of a payee or the name of your bank)
o    Proceeds are being sent to an address other than the address of record
o    Proceeds are being sent from a joint account to an individual's account
o    Wire instructions have been added within 30 days of your sale request
o    Proceeds  are  being  sent  between   accounts   with   different   account
     registrations

TELEPHONE SALES. If we receive your sale request before 4:00 p.m., Eastern time on a day when the NYSE is open for regular trading, the sale of your shares will be processed at the next determined NAV on that day. Otherwise it will occur on the next business day. The proceeds of sales of shares in a Money Market Fund may be wired to you on the same day of your telephone request, if your request is properly made before 12:00 noon Eastern time.

Interruptions in telephone service could prevent you from selling your shares in this manner when you want to. When you have difficulty making telephone sales, you should mail (or send by overnight delivery) to Touchstone a written request for the sale of your shares.

In order to protect your investment assets, Touchstone will only follow instructions received by telephone that it reasonably believes to be genuine. However, there is no guarantee that the instructions relied upon will always be genuine and Touchstone will not be liable, in those cases. Touchstone has certain procedures to confirm that telephone instructions are genuine. If it does not follow such procedures in a particular case it may be liable for any losses due to unauthorized or fraudulent instructions. Some of these procedures include:

     o    Requiring personal identification

     o Making checks payable only to the owner(s) of the account shown on Touchstone's records

     o Mailing checks only to the account address shown on Touchstone's records

     o    Directing wires only to the bank account shown on Touchstone's records

     o    Providing written confirmation for transactions requested by telephone

     o    Tape recording instructions received by telephone

SYSTEMATIC WITHDRAWAL PLAN. You may elect to receive or send to a third party monthly or quarterly withdrawals of $50 or more if your account value is at least $5,000. There is no special fee for this service. The Systematic Withdrawal Plan is not available to Institutional shareholders of the Ohio Tax-Free Money Fund.

OOO  SPECIAL TAX CONSIDERATION

Involuntary sales in the Tax-Free Intermediate Term Fund or the Ohio Insured Tax-Free Fund may result in the sale of your shares at a loss or may result in taxable investment gains.

REINSTATEMENT PRIVILEGE. You may reinvest proceeds from a sale of shares of the Tax-Free Intermediate Term Fund or the Ohio Insured Tax-Free Fund (or a dividend or capital gain distribution on these shares) without a sales charge in any of the Touchstone Funds. You may do so by sending a written request and a check to Touchstone within 90 days after the date of the sale, dividend or distribution. Reinvestment will be at the next NAV calculated after Touchstone receives your request.

OOO  SPECIAL TAX CONSIDERATION

If you exercise the Reinstatement Privilege, you should contact your tax advisor.

LOW ACCOUNT BALANCES
--------------------

Touchstone may sell your Fund shares and send the proceeds to you if your balance falls below the minimum amount required for your account as a result of redemptions that you have made (as opposed to a reduction from market changes). This involuntary sale does not apply to custodian accounts under the Uniform Gifts/Transfers to Minors Act (UGTMA). Touchstone will notify you if your shares are about to be sold and you will have 30 days to increase your account balance to the minimum amount.

RECEIVING SALE PROCEEDS
-----------------------

TAX-FREE INTERMEDIATE TERM FUND AND OHIO INSURED TAX-FREE FUND

Touchstone will forward the proceeds of your sale to you (or to your financial advisor) within 7 days (normally within 3 business days) from the date of a proper request.

MONEY MARKET FUNDS

Touchstone will forward the proceeds of your sale to you (or to your financial adviser) within 3 business days (normally within 3 business days after receipt of a proper written request and within 1 business day after receipt of a proper telephone request).

PROCEEDS SENT TO FINANCIAL ADVISORS
-----------------------------------

Proceeds that are sent to your financial advisor will not usually be re-invested for you unless you provide specific instructions to do so. Therefore, the financial advisor may benefit from the use of your money.

FUND SHARES PURCHASED BY CHECK
------------------------------

If you purchase Fund shares by personal check, the proceeds of a sale of those shares will not be sent to you until the check has cleared, which may take up to 15 days. If you may need your money more quickly, you should purchase shares by federal funds, bank wire, or with a certified or cashier's check.

It is possible that the payments of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances. These circumstances can occur:

     o    When the NYSE is closed for other than customary weekends and holidays

     o    When trading on the NYSE is restricted

     o    When  an  emergency   situation  causes  the  Sub-Advisor  to  not  be
          reasonably able to dispose of certain securities or to fairly determine the value of its net assets

     o    During any other time when the SEC, by order, permits.

DISTRIBUTIONS AND TAXES

OOO  SPECIAL TAX CONSIDERATION

You should consult with your tax advisor to address your own tax situation.

Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund's dividends will be declared daily and paid daily. Distributions of any capital gains earned by a Fund will be made at least annually.

TAX INFORMATION
---------------

DISTRIBUTIONS. Each Fund intends to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Each Fund intends to meet all IRS requirements necessary to ensure that it is qualified to pay "exempt-interest dividends," which means that it may pass on to shareholders the federal tax-exempt status of its investment income.

Each Fund may invest a portion of its assets in taxable obligations and may make distributions that may be taxed as ordinary income. Income exempt from federal tax may be subject to state and local tax. Taxable distributions may be subject to federal income tax whether you reinvest your dividends in additional shares of a Fund or choose to receive cash. Since each Fund's investment income is derived from interest rather than dividends, no portion of these distributions is eligible for the dividends received deduction available to corporations.

ORDINARY INCOME. Net investment income and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. The capital gains may be taxable at different rates depending upon how long the Fund holds its assets.

CAPITAL GAINS. (Tax-Free Intermediate Term Fund and Ohio Insured Tax-Free Fund) Net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) distributed to you are taxable as capital gains for federal income tax purposes regardless of how long you have held your Fund shares.

OOO  SPECIAL TAX CONSIDERATION

For federal income tax purposes, an exchange of shares is treated as a sale of the shares and a purchase of the shares you receive in exchange. Therefore, you may incur a taxable gain or loss in connection with the exchange.

STATEMENTS AND NOTICES. You will receive an annual statement outlining the tax status of your distributions. Your statement will give the percentage and source of income earned on tax-exempt obligations held by the Funds during the preceding year.

The Funds may not be appropriate investments for persons who are "substantial users" of facilities financed by industrial development bonds or are "related persons" to such users. Such users should consult their tax advisors before investing in the Funds.

OOO  SPECIAL TAX CONSIDERATION

     o Ohio Insured Tax-Free Fund and Ohio Tax-Free Money Fund. Dividends from each Fund that are exempt from federal income tax are exempt from Ohio personal income tax to the extent derived from interest on Ohio municipal obligations. Distributions received from the Funds are generally not subject to Ohio municipal income taxation. Dividends from the Funds that are exempt from federal income tax are excluded from the net income base of the Ohio corporation franchise tax. However, shares of the Funds will be included in the computation of the Ohio corporation franchise tax on the net worth basis.

     o California Tax-Free Money Fund. The Fund expects that substantially all dividends paid by the Fund will not be subject to California state income tax. However, the Fund may invest a portion of its assets in obligations which pay interest that is not exempt from federal income tax and/or California income tax.

     o Florida Tax-Free Money Fund. Florida does not impose an income tax on individuals but does have a corporate income tax. For purposes of the Florida income tax, corporate shareholders are generally subject to tax on all distributions from the Fund. Florida imposes an intangible personal property tax on shares of the Fund owned by a Florida resident on January 1 of each year unless the shares qualify for an exemption from that tax. Shares of the Fund owned by a Florida resident will be exempt from the intangible personal property tax as long as the portion of the Fund's portfolio not invested in direct U.S. Government obligations is at least 90% invested in Florida municipal obligations exempt from that tax. The Fund will attempt to ensure that, on January 1 of each year, at least 90% of its portfolio consists of Florida municipal obligations exempt from the Florida intangible personal property tax.

FINANCIAL HIGHLIGHTS
--------------------

The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years or during the period of its operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). The information for the period ended June 30, 2000 has been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, is included in the SAI, which is available upon request. Information for periods ended before June 30, 2000 was audited by other independent accountants. Information for the period ended December 31, 2000 is unaudited. There is no financial information for Class B shares since their public offering did not begin until May 1, 2001.

                    TAX-FREE INTERMEDIATE TERM FUND - CLASS A

                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS
                                            ENDED                              YEAR ENDED JUNE 30,
                                            DECEMBER 31, 2000
                                              (UNAUDITED)     2000        1999        1998        1997        1996
---------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period          $  10.68    $  10.87    $  11.12    $  11.01    $  10.85    $  10.86
                                            -------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             0.24        0.48        0.48        0.50        0.50        0.50
  Net realized and unrealized gains
    (losses) on investments                         0.32       (0.19)      (0.25)       0.11        0.16       (0.01)
                                            -------------------------------------------------------------------------
Total from investment operations                    0.56        0.29        0.23        0.61        0.66        0.49
                                            -------------------------------------------------------------------------

Dividends from net investment income               (0.24)      (0.48)      (0.48)      (0.50)      (0.50)      (0.50)
                                            -------------------------------------------------------------------------

Net asset value at end of period                $  11.00    $  10.68    $  10.87    $  11.12    $  11.01    $  10.85
                                            =========================================================================

Total return(A)                                     5.29%(C)    2.75%       2.07%       5.63%       6.19%       4.51%
                                            =========================================================================

Net assets at end of period (000's)             $ 36,482    $ 36,817    $ 47,899    $ 52,896    $ 58,485    $ 67,675
                                            =========================================================================

Ratio of net expenses to average net
    assets                                          0.99%(D)    0.99%(B)    0.99%       0.99%       0.99%       0.99%

Ratio of net investment income to
    average net assets                              4.40%(D)    4.47%       4.33%       4.50%       4.55%       4.52%

Portfolio turnover rate                               45%(D)      41%         51%         36%         30%         37%
---------------------------------------------------------------------------------------------------------------------

     (A)  Total returns shown exclude the effect of applicable sales loads.
     (B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.01%(D) and 1.00% for the periods ended December 31, 2000 and June 30, 2000, respectively.
     (C)  Not Annualized.
     (D)  Annualized

                    TAX-FREE INTERMEDIATE TERM FUND - CLASS C

                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS
                                            ENDED                              YEAR ENDED JUNE 30,
                                            DECEMBER 31, 2000
                                              (UNAUDITED)     2000        1999        1998        1997        1996
---------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period          $  10.68    $  10.88    $  11.12    $  11.01    $  10.85    $  10.86
                                            -------------------------------------------------------------------------

Income from investment operations:
  Net investment income                             0.20        0.40        0.40        0.42        0.43        0.44
  Net realized and unrealized gains
    (losses) on investments                         0.32       (0.20)      (0.24)       0.11        0.16       (0.01)
                                            -------------------------------------------------------------------------
Total from investment operations                    0.52        0.20        0.16        0.53        0.59        0.43
                                            -------------------------------------------------------------------------
Dividends from net investment income               (0.20)      (0.40)      (0.40)      (0.42)      (0.43)      (0.44)
                                            -------------------------------------------------------------------------
Net asset value at end of period                $  11.00    $  10.68    $  10.88    $  11.12    $  11.01    $  10.85
                                            =========================================================================
Total return(A)                                     4.90%(C)    1.88%       1.40%       4.85%       5.49%       4.00%
                                            =========================================================================

Net assets at end of period (000's)             $  3,268    $  3,374    $  4,634    $  4,747    $  5,161    $  5,239
                                            =========================================================================

Ratio of net expenses to average net
    assets                                          1.74%(D)    1.74%(B)    1.74%       1.74%       1.65%       1.49%

Ratio of net investment income to
    average net assets                              3.65%(D)    3.72%       3.58%       3.75%       3.89%       4.02%

Portfolio turnover rate                               45%(D)      41%         51%         36%         30%         37%
---------------------------------------------------------------------------------------------------------------------

     (A)  Total returns shown exclude the effect of applicable sales loads.
     (B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.76%(D) and 1.76% for the periods ended December 31, 2000 and June 30, 2000, respectively.
     (C)  Not Annualized.
     (D)  Annualized.

                               TAX-FREE MONEY FUND

                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS
                                            ENDED                              YEAR ENDED JUNE 30,
                                            DECEMBER 31, 2000
                                              (UNAUDITED)     2000        1999        1998        1997        1996
---------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period          $  1.000    $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                            -------------------------------------------------------------------------
Net investment income                              0.019       0.032       0.027       0.030       0.029       0.031
                                            -------------------------------------------------------------------------

Dividends from net investment income              (0.019)     (0.032)     (0.027)     (0.030)     (0.029)     (0.031)
                                            -------------------------------------------------------------------------

Net asset value at end of period                   1.000       1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                            =========================================================================

Total return                                        3.70%       3.22%       2.75%       3.03%       2.89%       3.15%
                                            =========================================================================

Net assets at end of period (000's)               27,289      25,194    $ 25,234    $ 37,383    $ 30,126    $ 25,342
                                            =========================================================================

Ratio of net expenses to average net
    assets (A)                                      0.89%       0.89%       0.89%       0.92%       0.99%       0.99%

Ratio of net investment income to
    average net assets                              3.67%       3.15%       2.74%       2.98%       2.85%       3.09%
---------------------------------------------------------------------------------------------------------------------

     (A) Absent fee waivers by the Adviser, the ratio of expenses to average net assets would have been 1.05%, 1.00% and 0.95% for the periods ended December 31, 2000 and June 30, 2000 and 1999, June 30, 1999, respectively.
     (B)  Annualized.

                         CALIFORNIA TAX-FREE MONEY FUND

                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS
                                            ENDED                              YEAR ENDED JUNE 30,
                                            DECEMBER 31, 2000
                                              (UNAUDITED)     2000        1999        1998        1997        1996
---------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period          $  1.000    $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                            -------------------------------------------------------------------------

Net investment income                              0.016       0.027       0.025       0.029       0.028       0.029
                                            -------------------------------------------------------------------------

Dividends from net investment income              (0.016)     (0.027)     (0.025)     (0.029)     (0.028)     (0.029)
                                            -------------------------------------------------------------------------

Net asset value at end of period                   1.000       1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                            =========================================================================

Total return                                        3.15%(B)    2.75%       2.56%       2.94%       2.81%       2.95%
                                            =========================================================================

Net assets at end of period (000's)             $ 77,712    $ 62,900    $ 47,967    $ 41,013    $ 32,186    $ 36,122
                                            =========================================================================

Ratio of net expenses to average net
    assets                                          0.75%(B)    0.75%       0.75%       0.77%       0.80%       0.80%(A)

Ratio of net investment income to
    average net assets                              3.13%(B)    2.72%       2.52%       2.89%       2.76%       2.88%
---------------------------------------------------------------------------------------------------------------------

     (A) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.82% for the year ended June 30, 1996.
     (B)  Annualized.

                        OHIO TAX-FREE MONEY FUND - RETAIL

                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS
                                            ENDED                              YEAR ENDED JUNE 30,
                                            DECEMBER 31, 2000
                                              (UNAUDITED)     2000        1999        1998        1997        1996
---------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period          $  1.000    $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                            -------------------------------------------------------------------------

Net investment income                              0.018       0.031       0.027       0.030       0.030       0.031
                                            -------------------------------------------------------------------------

Dividends from net investment income              (0.018)     (0.031)     (0.027)     (0.030)     (0.030)     (0.031)
                                            -------------------------------------------------------------------------

Net asset value at end of period                   1.000       1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                            =========================================================================

Total return                                        3.64%(B)    3.09%       2.73%       3.07%       2.99%       3.14%
                                            =========================================================================

Net assets at end of period (000's)             $235,266    $214,561    $214,691    $205,316    $166,719    $240,323
                                            =========================================================================

Ratio of net expenses to average net
    assets (A)                                      0.75%(B)    0.75%       0.75%       0.75%       0.75%       0.75%

Ratio of net investment income to
    average net assets                              3.61%(B)    3.04%       2.68%       3.02%       2.93%       3.09%
---------------------------------------------------------------------------------------------------------------------

     (A) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.76%(B), 0.77%, 77%, 0.76% and 0.77% for the periods ended December 31, 2000 and June 30, 2000, 1999, 1998 and 1997, respectively.
     (B)  Annualized.

                    OHIO TAX-FREE MONEY FUND - INSTITUTIONAL

                                               PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS                                            PERIOD
                                            ENDED                  YEAR ENDED JUNE 30,            ENDED
                                            DECEMBER 31, 2000      -------------------            JUNE 30,
                                              (UNAUDITED)     2000        1999        1998        1997(A)
------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period          $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                            ----------------------------------------------------------------

Net investment income                              0.019       0.033       0.029       0.033       0.016
                                            ----------------------------------------------------------------

Dividends from net investment income              (0.019)     (0.033)     (0.029)     (0.033)     (0.016)
                                            ----------------------------------------------------------------

Net asset value at end of period                   1.000       1.000    $  1.000    $  1.000    $  1.000
                                            ================================================================

Total return                                        3.89%(C)    3.35%       2.98%       3.33%       3.31%(C)
                                            ================================================================

Net assets at end of period (000's)             $180,297    $132,889    $176,106    $115,266    $ 97,589
                                            ================================================================

Ratio of net expenses to average net
    assets (B)                                      0.50%(C)    0.50%       0.50%       0.50%       0.50%(C)

Ratio of net investment income to
    average net assets                              3.86%(C)    3.25%       2.93%       3.27%       3.28%(C)
------------------------------------------------------------------------------------------------------------

     (A) Represents the period from the initial offering of Institutional shares (January 7, 1997) through June 30, 1997.
     (B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.51%(C), 0.52%, 0.51%, 0.52% and 0.56%(C) for the periods ended December 31, 2000 and June 30, 2000, 1999, 1998 and 1997, respectively.
     (C)  Annualized.

                      FLORIDA TAX-FREE MONEY FUND - RETAIL

                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS
                                            ENDED                              YEAR ENDED JUNE 30,
                                            DECEMBER 31, 2000
                                              (UNAUDITED)     2000        1999        1998        1997        1996
---------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period          $  1.000    $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                            -------------------------------------------------------------------------

Net investment income                              0.018       0.030       0.026       0.030       0.029       0.032
                                            -------------------------------------------------------------------------

Dividends from net investment income              (0.018)     (0.030)     (0.026)     (0.030)     (0.029)     (0.032)
                                            -------------------------------------------------------------------------

Net asset value at end of period                   1.000       1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                            =========================================================================

Total return                                        3.53%(B)    3.05%       2.68%       3.03%       2.90%       3.29%
                                            =========================================================================

Net assets at end of period (000's)             $ 17,881    $ 18,244    $ 21,371    $ 14,368    $ 22,434    $ 28,906
                                            =========================================================================

Ratio of net expenses to average net
    assets (A)                                      0.65%(B)    0.73%       0.75%       0.75%       0.75%       0.61%

Ratio of net investment income to
    average net assets                              3.50%(B)    2.98%       2.58%       2.98%       2.85%       3.24%
---------------------------------------------------------------------------------------------------------------------

     (A) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.99%(B), 1.00%, 0.98%, 0.95%, 0.94% and 0.80% for the periods ended December 31, 2000 and June 30, 2000, 1999, 1998, 1997 and 1996 respectively.
     (B)  Annualized.

                      OHIO INSURED TAX-FREE FUND - CLASS A

                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS
                                            ENDED                              YEAR ENDED JUNE 30,
                                            DECEMBER 31, 2000
                                              (UNAUDITED)     2000        1999        1998        1997        1996
---------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period          $  11.45    $  11.74    $  12.37    $  12.22    $  11.97    $  11.99
                                            -------------------------------------------------------------------------

Income from investment operations:
  Net investment income                             0.28        0.58        0.58        0.61        0.61        0.62
  Net realized and unrealized gains
    (losses) on investments                         0.50       (0.29)      (0.34)       0.23        0.25       (0.02)
                                            -------------------------------------------------------------------------
Total from investment operations                    0.78        0.29        0.24        0.84        0.86        0.60
                                            -------------------------------------------------------------------------
Less distributions:
Dividends from net investment income               (0.28)      (0.58)      (0.58)      (0.61)      (0.61)      (0.62)
                                            -------------------------------------------------------------------------
Distributions from net realized gains                 --          --       (0.29)      (0.08)         --          --
                                            -------------------------------------------------------------------------
Total distributions                                (0.28)      (0.58)      (0.87)      (0.69)      (0.61)      (0.62)
                                            -------------------------------------------------------------------------
Net asset value at end of period                $  11.95    $  11.45    $  11.74    $  12.37    $  12.22    $  11.97
                                            =========================================================================

Total return(A)                                     6.94%(C)    2.60%       1.81%       7.03%       7.36%       5.05%
                                            =========================================================================

Net assets at end of period (000's)             $ 57,341    $ 59,600    $ 62,737    $ 69,289    $ 70,816    $ 75,938
                                            =========================================================================

Ratio of net expenses to average net
    assets                                          0.75%(D)    0.75%(B)    0.75%       0.75%       0.75%       0.75%

Ratio of net investment income to
    average net assets                              4.87%(D)    5.08%       4.72%       4.95%       5.05%       5.12%

Portfolio turnover rate                               25%(D)      66%         26%         41%         33%         46%
---------------------------------------------------------------------------------------------------------------------

     (A)  Total returns shown exclude the effect of applicable sales loads.
     (B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.76%(D) and 0.77% for the periods ended December 31, 2000 and June 30, 2000, respectively.
     (C)  Not Annualized.
     (D)  Annualized.

                      OHIO INSURED TAX-FREE FUND - CLASS C

                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS
                                            ENDED                              YEAR ENDED JUNE 30,
                                            DECEMBER 31, 2000
                                              (UNAUDITED)     2000        1999        1998        1997        1996
---------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period          $  11.44    $  11.74    $  12.37    $  12.22    $  11.97    $  12.00
                                            -------------------------------------------------------------------------

Income from investment operations:
  Net investment income                             0.24        0.49        0.49        0.52        0.53        0.56
  Net realized and unrealized gains
    (losses) on investments                         0.51       (0.30)      (0.34)       0.23        0.25       (0.03)
                                            -------------------------------------------------------------------------
Total from investment operations                    0.75        0.19        0.15        0.75        0.78        0.53
                                            -------------------------------------------------------------------------
Less distributions:
                                            -------------------------------------------------------------------------
Dividends from net investment income               (0.24)      (0.49)      (0.49)      (0.52)      (0.53)      (0.56)
                                            -------------------------------------------------------------------------
Distributions from net realized gains                 --          --       (0.29)      (0.08)         --          --
                                            -------------------------------------------------------------------------
Total distributions                                (0.24)      (0.49)      (0.78)      (0.60)      (0.53)      (0.56)
                                            -------------------------------------------------------------------------
Net asset value at end of period                $  11.95    $  11.44    $  11.74    $  12.37    $  12.22    $  11.97
                                            =========================================================================

Total return(A)                                     6.63%(C)    1.75%       1.05%       6.24%       6.65%       4.44%
                                            =========================================================================
Net assets at end of period (000's)             $  4,600    $  3,585    $  4,740    $  5,215    $  4,639    $  3,972
                                            =========================================================================

Ratio of net expenses to average net
    assets                                          1.50%(D)    1.50%       1.50%       1.50%       1.42%       1.25%

Ratio of net investment income to
    average net assets                              4.10%(D)    4.42%       3.97%       4.20%       4.37%       4.62%

Portfolio turnover rate                               25%(D)      66%         26%         41%         33%         46%
---------------------------------------------------------------------------------------------------------------------

     (A)  Total returns shown exclude the effect of applicable sales loads.
     (B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.51%(D) and 1.56% for the periods ended December 31, 2000 and June 30, 2000, respectively.
     (C)  Not Annualized.
     (D)  Annualized.

TOUCHSTONE

                                                                Family of Funds
-------------------------------------------------------------------------------
LOGO] Touchstone                                                                                          Return completed form to:
       ----------                                                                                         Touchstone Family of Funds
       Family of Funds                                                                                                 P.O. Box 5354
                                                                                                                Cincinnati, OH 45202
                                                                                        For assistance in completing this form, call
NOT FOR USE WITH IRAS, SEP, SIMPLE OR 403B PLANS                                                                        800-543-0407

Was order previously telephoned in?  o Yes  o No    If yes, date (  /  /  ) and confirmation #______________________________________

------------------------------------------------------------------------------------------------------------------------------------
1.  ACCOUNT REGISTRATION (check one box only)
------------------------------------------------------------------------------------------------------------------------------------
[ ] INDIVIDUAL [ ] JOINT TENANT (For joint-owners, joint tenancy with right of survivorship is presumed unless otherwise specified.)
------------------------------------------------------------------------------------------------------------------------------------
Name of Individual Owner - First, Initial, Last                  Name of Joint Owner (if any) - First, Initial, Last

------------------------------------------------------------------------------------------------------------------------------------
Owner's Social Security #          Date of Birth                 Joint Owner's Social Security #         Date of Birth

------------------------------------------------------------------------------------------------------------------------------------
[ ] GIFT/TRANSFER TO A MINOR (Only one custodian and minor)
------------------------------------------------------------------------------------------------------------------------------------
Name of Minor - First, Initial, Last                             Under ___________________ the Uniform Gifts/Transfers to Minors Act
                                                                   (State of minor's residence)
------------------------------------------------------------------------------------------------------------------------------------
Name of Custodian - First, Initial, Last                         Minor's Social Security #               Minor's Date of Birth

------------------------------------------------------------------------------------------------------------------------------------
[ ] TRUST
------------------------------------------------------------------------------------------------------------------------------------
Name of Trust Agreement                                          Taxpayer I.D. Number               Date of Trust Agreement

------------------------------------------------------------------------------------------------------------------------------------
Name of Trustee(s) - First, Initial, Last                        Name of Beneficiary - First, Initial, Last

------------------------------------------------------------------------------------------------------------------------------------
Name of Plan Administrator              Address                  Phone Number             Fax Number               E-mail Address

------------------------------------------------------------------------------------------------------------------------------------
[ ] CORPORATION, PARTNERSHIP OR OTHER ENTITY
------------------------------------------------------------------------------------------------------------------------------------
Name of Corporation or Other Entity

------------------------------------------------------------------------------------------------------------------------------------
Taxpayer I.D. Number

------------------------------------------------------------------------------------------------------------------------------------
2.  ADDRESS (P.O. Box not acceptable without street address)
------------------------------------------------------------------------------------------------------------------------------------
Street                                                           Home Phone
                                                                 (    )
------------------------------------------------------------------------------------------------------------------------------------
City                                                             Business Phone
                                                                 (    )
------------------------------------------------------------------------------------------------------------------------------------
State                              Zip                           Are you a U.S. Citizen?  [ ] Yes   [ ] No (please specify country):

------------------------------------------------------------------------------------------------------------------------------------
3.  INITIAL INVESTMENT
------------------------------------------------------------------------------------------------------------------------------------
[ ] ALLOCATE MY INVESTMENT USING THE FOLLOWING FUNDS: [ ] A SHARES [ ] B SHARES [ ] C SHARES (A SHARES WILL BE PURCHASED UNLESS
                                                      INDICATED OTHERWISE.)

STOCK FUNDS                                 TAXABLE BOND FUNDS                         TAX-FREE BOND FUNDS
[ ] International Equity Fund   $________   [ ] High Yield Fund            $________   [ ] Ohio Insured Tax-Free Fund       $_______
[ ] Emerging Growth Fund        $________   [ ] Bond Fund                  $________   [ ] Tax-Free Intermediate Term Fund  $_______
[ ] Aggressive Growth Fund      $________   [ ] Intermediate Term
[ ] Growth/Value Fund           $________       Government Income Fund     $________   TAX-FREE MONEY MARKET FUNDS
[ ] Equity Fund                 $________                                              [ ] Tax-Free Money Fund              $_______
[ ] Enhanced 30 Fund            $________   TAXABLE MONEY MARKET FUNDS                 [ ] California Tax-Free Money Fund   $_______
[ ] Value Plus Fund             $________   [ ] Money Market Fund          $________   [ ] Florida Tax-Free Money Fund      $_______
[ ] Utility Fund                $________   [ ] Short Term Government      $________   [ ] Ohio Tax-Free Money Fund - R     $_______
                                                 Income Fund                           [ ] Ohio Tax-Free Money Fund - I     $_______
                                            [ ] Institutional Government
                                                Income Fund                $________
[ ] Total investment of         $________
Please make check payable to the TOUCHSTONE FAMILY OF FUNDS.
------------------------------------------------------------------------------------------------------------------------------------
4.  DISTRIBUTION OPTION (check one box only)
------------------------------------------------------------------------------------------------------------------------------------
[ ] Reinvest all dividends and capital gains in additional shares [ ] Pay all capital gains in cash and reinvest dividends
[ ] Pay all dividends and capital gains in cash                   [ ] Cross Reinvestment: Please call Touchstone at
                                                                      800-543-0407 for further instructions.
[ ] Pay all dividends in cash and reinvest capital gains
If not  specified,  dividends  and capital  gains will be reinvested in the Fund that pays them.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
5.  RIGHTS OF ACCUMULATION
------------------------------------------------------------------------------------------------------------------------------------
If you already  have an account  with the  Touchstone  Family of Funds,  you may be eligible for reduced  sales  charges  subject to
Touchstone's confirmation of the following eligible holdings:
------------------------------------------------------------------------------------------------------------------------------------
Fund Name

------------------------------------------------------------------------------------------------------------------------------------
Shareholder Name

------------------------------------------------------------------------------------------------------------------------------------
Account Number

------------------------------------------------------------------------------------------------------------------------------------
6.  LETTER OF INTENT
------------------------------------------------------------------------------------------------------------------------------------
If you  intend to invest a certain  amount  over a  13-month  period in one or more of the  Touchstone  Family of Funds,  you may be entitled to a reduced sales charge. I agree to the terms of the Letter of Intent set forth in the Prospectus.
[ ] Although I'm not obligated to do so, I plan to invest over a 13-month period a total of at least:
    [ ] $50,000          [ ] $100,000             [ ] $250,000
    [ ] $500,000         [ ] $1,000,000 or more
[ ] I am already investing under an existing Letter of Intent in the following account number: ___________________________________.
------------------------------------------------------------------------------------------------------------------------------------
7.  AUTOMATIC INVESTMENT PLAN
------------------------------------------------------------------------------------------------------------------------------------
This plan provides for regular  subsequent  investments to be made  electronically  through Automated Clearing House (ACH) from your bank account into the Fund(s) you select below. There is no charge at the Touchstone Family of Funds, and you may cancel at any time with no obligations or penalty.

Please  withdraw from my bank  account $  ___________  (minimum  $50) on the   [ ] 8th   [ ] 15th   [ ] 22nd   [ ] 29th
[ ] Monthly   [ ] Quarterly   [ ] Annual basis, beginning ____/____/____ (date) to be invested per the instructions below.

STOCK FUNDS                                 TAXABLE BOND FUNDS                         TAX-FREE BOND FUNDS
[ ] International Equity Fund   $________   [ ] High Yield Fund            $________   [ ] Ohio Insured Tax-Free Fund       $_______
[ ] Emerging Growth Fund        $________   [ ] Bond Fund                  $________   [ ] Tax-Free Intermediate Term Fund  $_______
[ ] Aggressive Growth Fund      $________   [ ] Intermediate Term
[ ] Growth/Value Fund           $________       Government Income Fund     $________   TAX-FREE MONEY MARKET FUNDS
[ ] Equity Fund                 $________                                              [ ] Tax-Free Money Fund              $_______
[ ] Enhanced 30 Fund            $________   TAXABLE MONEY MARKET FUNDS                 [ ] California Tax-Free Money Fund   $_______
[ ] Value Plus Fund             $________   [ ] Money Market Fund          $________   [ ] Florida Tax-Free Money Fund      $_______
[ ] Utility Fund                $________   [ ] Short Term Government      $________   [ ] Ohio Tax-Free Money Fund - R     $_______
                                                 Income Fund                           [ ] Ohio Tax-Free Money Fund - I     $_______
                                            [ ] Institutional Government
                                                Income Fund                $________
------------------------------------------------------------------------------------------------------------------------------------
[ ]  Checking Account (please attach a voided check) o Savings Account (please attach a preprinted deposit slip)
------------------------------------------------------------------------------------------------------------------------------------
Bank Account Registration                                        Bank Name

------------------------------------------------------------------------------------------------------------------------------------
Street                                                           City                          State                    Zip

------------------------------------------------------------------------------------------------------------------------------------
Bank Routing Number                                              Bank Account Number

------------------------------------------------------------------------------------------------------------------------------------
Any Joint Owner of your bank account who is not a Joint Owner of this                                                   Date
new account with the Touchstone Family of Funds must sign here:

X
------------------------------------------------------------------------------------------------------------------------------------
8.  TELEPHONE TRANSFERS AND REDEMPTIONS
------------------------------------------------------------------------------------------------------------------------------------
Unless the boxes below are checked, by signing this Application,  the investor authorizes each Fund and its Transfer Agent to act on the investor's telephone  instructions,  or on telephone  instructions from any person representing to be an authorized agent of the investor and requesting a redemption or exchange on the investor's  behalf.  The undersigned  agrees that any redemption or exchange made pursuant to this authorization  shall be subject to the provisions of the current Prospectus of each Fund, and that neither the
Funds nor their Transfer Agent or Distributor, nor their respective affiliates, will be liable for any loss, damage, expense or cost which may arise out of any telephone redemption or exchange request they reasonably believe to be genuine,  including any fraudulent or unauthorized requests. The investor(s) will bear the risk of any such loss. In an effort to determine that telephone requests are genuine, the Funds and/or their Transfer Agent will employ reasonable procedures,  which may include, among others,  requiring forms of personal  identification  prior to acting upon telephone  instructions and providing  written  confirmation of the  transactions.
Telephone  conversations also may be recorded.  REDEMPTION PROCEEDS OF $1,000 OR MORE MAY BE WIRED TO THE SHAREHOLDER'S ACCOUNT AT A
COMMERCIAL BANK OR BROKERAGE FIRM IN THE UNITED STATES UPON VERBAL REQUEST IF THE BANK ACCOUNT INFORMATION IN SECTION 7 IS COMPLETE.

(check only if you do not want to use telephone authorization.)
[ ] I DO NOT elect the telephone exchange privilege. [ ] I DO NOT elect the telephone redemption privilege.
------------------------------------------------------------------------------------------------------------------------------------
9.  AUTOMATIC REBALANCING
------------------------------------------------------------------------------------------------------------------------------------
Do you wish to employ the automatic rebalancing feature?    [ ] Yes (if yes, please attach Form 7062)    [ ] No
------------------------------------------------------------------------------------------------------------------------------------
10. ELIGIBILITY FOR EXEMPTION FROM SALES CHARGE
------------------------------------------------------------------------------------------------------------------------------------
[ ] If you are eligible for exemption from sales charges as described in the Statement of Additional Information,  please check here and attach Form 7008.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
11.  TAXPAYER I.D. NUMBER CERTIFICATION/SIGNATURES
------------------------------------------------------------------------------------------------------------------------------------
I (We) are of legal age and capacity,  have legal authority to purchase shares, have received and read a current prospectus for each
Fund selected and agree to the terms and conditions on this Application and those contained in the current prospectus(es) (including the  Statement(s)  of Additional  Information) of the Fund(s)  selected for purchase.  I (We)  acknowledge  that the account will be subject to the telephone exchange and redemption  privileges (unless declined)  described in the Fund's current Prospectus and agree that the Fund, its  Distributor  and Transfer  Agent will not be liable for any loss in acting on written or telephone  instructions reasonably believed by them to be authentic. I (We) hereby ratify any instructions given pursuant to this Application and for myself
(ourselves)  and my (our)  successors  and assigns do hereby  release each Fund,  its  Distributor  and its Transfer Agent and their respective officers, employees, agents and affiliates from any and all liability in the performance of the acts instructed herein.

I acknowledge that mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, credit union or insurance company and are not federally insured by the FDIC, the Federal Reserve, or any other agency.  Mutual fund shares involve certain risks, including the possible loss of principal.

Under penalty of perjury,  the undersigned whose Social Security (employer I.D.) number is shown on this application  certifies that
(i) the number is my (our) correct taxpayer  identification  number and (ii) currently I (we) are not under IRS notification  that I
(we) are subject to backup withholding (line out (ii) if under  notification).  If no such number is shown, the undersigned  further certifies, under penalties of perjury, that either (a) no such number has been issued, and a number has been or will soon be applied for (if a number is not provided to you within sixty days, the undersigned  understands that all payments -- including redemption --
are subject to a 31% withholding under federal tax law, until a number is provided); or (b) that the undersigned is not a citizen of the U.S.,  and either does not expect to be in the U.S. for 183 days during each calendar year and does not conduct  business in the
U.S. which should receive any gains from the Funds, or is exempt under an income tax treaty. My (Our) signature below constitutes my
(our) agreement and acceptance of all the terms,  conditions and account features selected in any and all parts of this Application.
The Internal Revenue Service does not require your consent to any provision of this document other than the certifications  required to avoid backup withholding.
------------------------------------------------------------------------------------------------------------------------------------
INDIVIDUAL, JOINT OR CUSTODIAN ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
Signature of Individual Owner or Custodian                       Date
X
------------------------------------------------------------------------------------------------------------------------------------
Signature of Joint Owner, if any                                 Date
X
------------------------------------------------------------------------------------------------------------------------------------
Corporation, Partnership, Trust or Other Accounts

Signature of Authorized Officer, General Partner, Trustee, etc.  Date
X
------------------------------------------------------------------------------------------------------------------------------------
Title of Corporate Officer, General Partner, Trustee, etc.       Date

------------------------------------------------------------------------------------------------------------------------------------
12.  FOR COMPLETION BY INVESTMENT DEALER
------------------------------------------------------------------------------------------------------------------------------------
We hereby submit this  application  for purchase of shares in accordance  with the terms of our Selling  Agreement  with  Touchstone
Securities, Inc. and with the current Prospectus for the Funds.
------------------------------------------------------------------------------------------------------------------------------------
Investment Dealer Name

------------------------------------------------------------------------------------------------------------------------------------
Dealer's Corporate Office Address                                City                                    State          Zip

------------------------------------------------------------------------------------------------------------------------------------
Representative's Name

------------------------------------------------------------------------------------------------------------------------------------
Representative's Branch Office Address                           City                                    State          Zip

------------------------------------------------------------------------------------------------------------------------------------
Representative's Telephone Number                                Representative's Number

------------------------------------------------------------------------------------------------------------------------------------
Authorized Signature of Investment Dealer
X
------------------------------------------------------------------------------------------------------------------------------------
Title
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD - SIGNATURE CARD                                                                                                CHECKING
------------------------------------------------------------------------------------------------------------------------------------
Submit one card to establish  an optional  check  redemption  account  which allows you to write checks  against your account in the
________________. Please see a Fund's current Prospectus to determine if checkwriting is available in that Fund.
 (Name of Fund)

PRINT CLEARLY
Name of Account ____________________________________________________________________________________________________________________

Account Number ______________________________________________    Date ______________________________________________________________

The  registered  owner(s) of this account must sign below.  By signing this card the  signatory(ies)  agrees to all of the terms and conditions set forth on the reverse side of this card.

_____________________________________________________________    ___________________________________________________________________
Signature                                                        Signature

_____________________________________________________________    ___________________________________________________________________
Signature                                                        Signature

INSTITUTIONAL ACCOUNTS:                                          JOINT TENANCY ACCOUNTS:
[ ] Check here if any two signatures are required on checks      [ ] Check here if both signatures are required on checks
[ ] Check here if only one signature is required on checks       [ ] Check here if only one signature is required on checks
------------------------------------------------------------------------------------------------------------------------------------
[ ] Check here if Business  Style  Checks (600 per book with  voucher  stub) are  required.  A charge will be made to your  account.
Individual Style checks are provided at no charge.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWAL PLAN
------------------------------------------------------------------------------------------------------------------------------------
This plan enables you to withdraw money  regularly-either  by check directly to you or electronically to your domestic bank account.
It eliminates  your need to make a special  request every month,  quarter or year.  There is no charge at the  Touchstone  Family of
Funds, and you may cancel at any time with no obligations or penalty.

Please make a total withdrawal of ___________ (minimum $50) from my Touchstone  account(s) on a [ ] Monthly [ ] Quarterly [ ] Annual basis, beginning on or about the last day of ________________ (month, year) from the fund(s) listed below:

STOCK FUNDS                                 TAXABLE BOND FUNDS                         TAX-FREE BOND FUNDS
[ ] International Equity Fund   $________   [ ] High Yield Fund            $________   [ ] Ohio Insured Tax-Free Fund       $_______
[ ] Emerging Growth Fund        $________   [ ] Bond Fund                  $________   [ ] Tax-Free Intermediate Term Fund  $_______
[ ] Aggressive Growth Fund      $________   [ ] Intermediate Term
[ ] Growth/Value Fund           $________       Government Income Fund     $________   TAX-FREE MONEY MARKET FUNDS
[ ] Equity Fund                 $________                                              [ ] Tax-Free Money Fund              $_______
[ ] Enhanced 30 Fund            $________   TAXABLE MONEY MARKET FUNDS                 [ ] California Tax-Free Money Fund   $_______
[ ] Value Plus Fund             $________   [ ] Money Market Fund          $________   [ ] Florida Tax-Free Money Fund      $_______
[ ] Utility Fund                $________   [ ] Short Term Government      $________   [ ] Ohio Tax-Free Money Fund - R     $_______
                                                 Income Fund                           [ ] Ohio Tax-Free Money Fund - I     $_______
                                            [ ] Institutional Government
                                                Income Fund                $________
------------------------------------------------------------------------------------------------------------------------------------
Existing Account Number (if applicable)             [ ] Make check payable to the account owner(s) and send to the address of record

                                                    [ ] Make check payable to a third party and send to the name and address below:
------------------------------------------------------------------------------------------------------------------------------------
Name - First, Initial, Last                                      Street

------------------------------------------------------------------------------------------------------------------------------------
City                                                             State                                             Zip

------------------------------------------------------------------------------------------------------------------------------------
[ ] Deposit payments in my bank account electronically through Automated Clearing House (ACH) to the account designated below.
    [ ] Checking Account (please attach a voided check)
    [ ] Savings Account (please attach a preprinted deposit slip)
------------------------------------------------------------------------------------------------------------------------------------
Bank Account Registration                                        Bank Name

------------------------------------------------------------------------------------------------------------------------------------
Street                                                           City                     State                    Zip

------------------------------------------------------------------------------------------------------------------------------------
Bank Routing Number                                              Bank Account Number

------------------------------------------------------------------------------------------------------------------------------------
Any Joint Owner of this new account with the Touchstone Family of Funds                                            Date
who is not a Joint Owner of your bank account must sign here:
X
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                        TERMS AND CONDITIONS
                                                        --------------------
1.  REDEMPTION  AUTHORIZATION:  The signatory(ies)  whose signature(s)  appears on the reverse side,  intending to be legally bound, hereby agrees each with the other and with Fifth Third ("Bank"), that the Bank is appointed agent for such person(s) and as such agent, is directed to redeem shares registered in the name of such  signatory(ies) upon receipt of, and in the amount of, checks drawn upon the above numbered  accounts and to deposit the proceeds of such redemptions in said account or otherwise arrange for application  of such proceeds to payments of said checks.  The Bank is expressly  authorized to commingle  such proceeds of such redemptions in said account or otherwise  arrange for  application of such proceeds to payments of said checks also on behalf of
    Integrated Fund Services, Inc. in effecting the redemption of shares.
    The Bank is expressly authorized to honor checks as redemption  instructions  hereunder without requiring signature  guarantees, and shall not be liable for any loss or liability resulting from the absence of any such guarantee.
2.  CHECK PAYMENT: The signatory(ies) authorizes and directs the Bank to pay each check presented hereunder, subject to all laws and
    Bank rules and regulations pertaining to checking accounts. In addition, the signatory(ies) agrees that:
    (a) No check shall be issued or honored,  or redemption  effected,  for any amounts represented by shares for which certificates have been issued.
    (b) No check shall be issued or honored, or redemption  effected,  for any amounts represented by shares unless payment for such shares has been made in full and any checks given in such payment  have been  collected  through  normal  banking  channels.
        Shareholders who wish immediate  availability of shares for check redemption may purchase their shares with federal funds or may contact Integrated Fund Services, Inc. for assistance.
    (c) Checks issued hereunder cannot be cashed over the counter at the Bank; and
    (d) Checks shall be subject to any further information set forth in the applicable Prospectus,  including without limitation any additions, amendments and supplements thereto.
3.  DUAL  OWNERSHIP:  If more than one person is indicated  as a registered  owner of shares,  as by joint  ownership,  ownership in common,  or tenants by the entireties,  then (a) each registered  owner must sign this signature card, (b) each registered owner must sign each check issued  hereunder  unless the parties have  indicated on the face of this card that only one need sign,  in which case the Bank is authorized to act upon such signature,  and (c) each signatory guarantees to the Bank the genuineness and accuracy of the signature of the other signatory(ies).  In the event of the death of a joint tenant or tenant by the entireties, the survivor shall be deemed to own all of the shares and the proceeds thereof upon delivery of appropriate documentation.
4.  TERMINATION:  The Bank may at any time  terminate  this  account,  related  share  redemption  service  and its  agency  for the signatory(ies) hereto without prior notice by Bank to the signatory(ies).
5.  HEIRS AND ASSIGNS:  These terms and conditions shall bind the respective  heirs,  executors,  administrators  and assigns of the signatory(ies).
------------------------------------------------------------------------------------------------------------------------------------

FOR MORE INFORMATION

For investors who want more information about the Funds, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds and is legally a part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS: The Funds' annual and semi-annual reports provide additional information about the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

You can get free copies of the SAI, the reports, other information and answers to your questions about the Funds by contacting your financial advisor, or the Funds at:

               Touchstone Family of Funds
               221 East Fourth Street
               Cincinnati, Ohio 45202
               800.543.0407
               http://www.touchstonefunds.com

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can receive information about the operation of the Public Reference Room by calling the SEC at 1.202.942.8090.

Reports and other information about the Funds are available on the SEC's Internet site at http://www.sec.gov. For a fee, you can get text-only copies of reports and other information by writing to the Public Reference Room of the SEC, 450 Fifth Street N.W., Washington, D.C. 20549-0102 or by sending an e-mail request to: publicinfo@sec.gov.

Investment Company Act file no. 811-3174

TOUCHSTONE FAMILY OF FUNDS

DISTRIBUTOR
Touchstone Securities, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202
800.638.8194
www.touchstonefunds.com
-----------------------

INVESTMENT ADVISOR
Touchstone Advisors, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202

TRANSFER AGENT
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
800.543.0407

TOUCHSTONE
--------------------------------------------------------------------------------
                                                                 FAMILY OF FUNDS

                            TOUCHSTONE TAX-FREE TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2001

                         Tax-Free Intermediate Term Fund
                           Ohio Insured Tax-Free Fund
                               Tax-Free Money Fund
                            Ohio Tax-Free Money Fund
                         California Tax-Free Money Fund
                           Florida Tax-Free Money Fund

This Statement of Additional Information is not a prospectus. It should be read together with Touchstone Tax-Free Trust's prospectus dated May 1, 2001. A copy of the Prospectus can be obtained by writing the Trust at 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202, or by calling Touchstone nationwide, 800.543.0407, or in Cincinnati 362.4921.

                       STATEMENT OF ADDITIONAL INFORMATION

                            Touchstone Tax-Free Trust
                        221 East Fourth Street, Suite 300
                             Cincinnati, Ohio 45202

                                TABLE OF CONTENTS
                                                                            PAGE

THE TRUST......................................................................

MUNICIPAL OBLIGATIONS..........................................................

QUALITY RATINGS OF MUNICIPAL OBLIGATIONS......................................

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS.................................

INVESTMENT LIMITATIONS........................................................

INSURANCE ON THE OHIO INSURED TAX-FREE FUND'S SECURITIES......................

TRUSTEES AND OFFICERS.........................................................

THE INVESTMENT ADVISOR AND SUB-ADVISOR........................................

THE DISTRIBUTOR...............................................................

DISTRIBUTION PLANS............................................................

SECURITIES TRANSACTIONS.......................................................

CODE OF ETHICS................................................................

PORTFOLIO TURNOVER............................................................

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE..........................

CHOOSING A SHARE CLASS........................................................

OTHER PURCHASE INFORMATION....................................................

TAXES.........................................................................

REDEMPTION IN KIND............................................................

HISTORICAL PERFORMANCE INFORMATION............................................

PRINCIPAL SECURITY HOLDERS....................................................

CUSTODIAN.....................................................................

AUDITORS......................................................................

TRANSFER AGENT................................................................

TAX EQUIVALENT YIELD TABLES...................................................

FINANCIAL STATEMENTS..........................................................

THE TRUST
---------

Touchstone Tax-Free Trust (the "Trust"), formerly Countrywide Tax-Free Trust, an open-end, diversified management investment company, was organized as a Massachusetts business trust on April 13, 1981. The Trust currently offers six series of shares to investors: the Tax-Free Money Fund, the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund (referred to individually as a "Fund" and collectively as the "Funds"). Each Fund has its own investment goals and policies.

Shares of each Fund have equal voting rights and liquidation rights. Each Fund shall vote separately on matters submitted to a vote of the shareholders except in matters where a vote of all series of the Trust in the aggregate is required by the Investment Company Act of 1940 or otherwise. Each class of shares of a Fund shall vote separately on matters relating to its plan of distribution pursuant to Rule 12b-1. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the Investment Company Act of 1940 in order to facilitate communications among shareholders.

Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interest in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Generally, the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his express consent.

Both Retail shares and Institutional shares of the Ohio Tax-Free Money Fund represent an interest in the same assets of the Fund, have the same rights and are identical in all material respects except that (i) Retail shares bear the expenses of distribution fees; (ii) certain class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; (iii) each class has exclusive voting rights with respect to matters affecting only that class; and (iv) Retail shares are subject to a lower minimum initial investment requirement and offer certain shareholder services not available to Institutional shares such as checkwriting privileges and automatic investment and redemption plans.

Class A shares, Class B shares and Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund represent an interest in the same assets of such Fund, have the same rights and are identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares is subject to different sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board of Trustees may classify and reclassify the shares of a Fund into additional classes of shares at a future date.


Under Massachusetts law, under certain circumstances, shareholders of a Massachusetts business trust could be deemed to have the same type of personal liability for the obligations of the Trust as does a partner of a partnership. However, numerous investment companies registered under the Investment Company Act of 1940 have been formed as Massachusetts business trusts and the Trust is not aware of an instance where such result has occurred. In addition, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust Agreement also provides for the indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Moreover, it provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. As a result, and particularly because the Trust assets are readily marketable and ordinarily substantially exceed liabilities, management believes that the risk of shareholder liability is slight and limited to circumstances in which the Trust itself would be unable to meet its obligations. Management believes that, in view of the above, the risk of personal liability is remote.

MUNICIPAL OBLIGATIONS
---------------------

Each Fund invests primarily in Municipal Obligations. Municipal Obligations are debt obligations issued by a state and its political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers which pay interest that is, in the opinion of bond counsel to the issuer, exempt from federal income tax. The Ohio Insured Tax-Free Fund and the Ohio Tax-Free Money Fund invest primarily in Ohio Obligations, which are Municipal Obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers which pay interest that is, in the opinion of bond counsel to the issuer, exempt from both federal income tax and Ohio personal income tax. The California Tax-Free Money Fund invests primarily in California Obligations, which are Municipal Obligations issued by the State of California and its political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers which pay interest that is, in the opinion of bond counsel to the issuer, exempt from both federal income tax and California income tax. The Florida Tax-Free Money Fund invests primarily in Florida Obligations, which are Municipal Obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers, the value of which is exempt from the Florida intangible personal property tax, which pay interest that is, in the opinion of bond counsel to the issuer, exempt from federal income tax.

Municipal  obligations  consist  of  tax-exempt  bonds,   tax-exempt  notes  and
tax-exempt commercial paper.

TAX-EXEMPT BONDS. Tax-exempt bonds are issued to obtain funds to construct, repair or improve various facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works, to pay general operating expenses or to refinance outstanding debts. They also may be issued to finance various private activities, including the lending of funds to public or private institutions for construction of housing, educational or medical facilities or the financing of privately owned or operated facilities.

The two principal classifications of tax-exempt bonds are "general obligation" and "revenue" bonds. General obligation bonds are backed by the issuer's full credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial development revenue bonds are a specific type of revenue bond backed by the credit of the private user of the facility.

Each Fund may invest in any combination of general obligation bonds, revenue bonds and industrial development bonds. Each Fund may invest more than 25% of its assets in tax-exempt obligations issued by municipal governments or political subdivisions of governments within a particular segment of the bond market, such as housing agency bonds, hospital revenue bonds or airport bonds. It is possible that economic, business or political developments or other changes affecting one bond may also affect other bonds in the same segment in the same manner, thereby potentially increasing the risk of such investments.

From time to time, each Fund may invest more than 25% of the value of its total assets in industrial development bonds which, although issued by industrial development authorities, may be backed only by the assets and revenues of the nongovernmental users. However, a Fund will not invest more than 25% of its assets in securities backed by nongovernmental users which are in the same industry. Interest on municipal obligations (including certain industrial development bonds) which are private activity obligations, as defined in the Internal Revenue Code, issued after August 7, 1986, while exempt from federal income tax, is a preference item for purposes of the alternative minimum tax. Where a regulated investment company receives such interest, a proportionate share of any exempt-interest dividend paid by the investment company will be treated as such a preference item to shareholders. Each Fund will invest its assets so that no more than 20% of its annual income gives rise to a preference item for the purpose of the alternative minimum tax and in other investments subject to federal income tax.

TAX-EXEMPT NOTES. Tax-exempt notes generally are used to provide for short-term capital needs and generally have maturities of one year or less. Tax-exempt notes include:

     1. TAX ANTICIPATION NOTES. Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

     2. REVENUE ANTICIPATION NOTES. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the federal revenue sharing programs.

     3. BOND ANTICIPATION NOTES. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

TAX-EXEMPT COMMERCIAL PAPER. Tax-exempt commercial paper typically represents short-term, unsecured, negotiable promissory notes issued by a state and its political subdivisions. These notes are issued to finance seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions and is actively traded.

WHEN-ISSUED OBLIGATIONS. Each Fund may invest in when-issued Municipal Obligations. Obligations offered on a when-issued basis are settled by delivery and payment after the date of the transaction, usually within 15 to 45 days. In connection with these investments, each Fund will direct its Custodian to place cash or liquid securities in a segregated account in an amount sufficient to make payment for the securities to be purchased. When a segregated account is maintained because a Fund purchases securities on a when-issued basis, the assets deposited in the segregated account will be valued daily at market for the purpose of determining the adequacy of the securities in the account. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of the Fund's commitments to purchase securities on a when-issued basis. To the extent funds are in a segregated account, they will not be available for new investment or to meet redemptions. Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e, all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve higher returns, a Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will have greater fluctuation. The purchase of securities on a when-issued basis may involve a risk of loss if the broker-dealer selling the securities fails to deliver after the value of the securities has risen.

When the time comes for a Fund to make payment for securities purchased on a when-issued basis, the Fund will do so by using then-available cash flow, by sale of the securities held in the segregated account, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the securities purchased on a when-issued basis themselves (which may have a market value greater or less than the Fund's payment obligation). Although a Fund will only make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities, the Funds may sell these obligations before the settlement date if it is deemed advisable by the Sub-Advisor as a matter of investment strategy. Sales of securities for these purposes carry a greater potential for the realization of capital gains and losses, which are not exempt from federal income taxes.

PARTICIPATION INTERESTS. Each Fund may invest in participation interests in Municipal Obligations owned by banks or other financial institutions. Participation interests frequently are backed by irrevocable letters of credit or a guarantee of a bank. A Fund will have the right to sell the interest back to the bank or other financial institution and draw on the letter of credit on demand, generally on seven days' notice, for all or any part of the Fund's participation interest in the par value of the Municipal Obligation plus accrued interest. Each Fund intends to exercise the demand on the letter of credit only under the following circumstances: (1) default of any of the terms of the documents of the Municipal Obligation, (2) as needed to provide liquidity in order to meet redemptions, or (3) to maintain a high quality investment portfolio. The bank or financial institution will retain a service and letter of credit fee and a fee for issuing the repurchase commitment in an amount equal to the excess of the interest paid by the issuer on the Municipal Obligations over the negotiated yield at which the instruments were purchased by the Fund. Participation interests will be purchased only if, in the opinion of counsel of the issuer, interest income on the interests will be tax-exempt when distributed as dividends to shareholders. Each Fund will not invest more than 10% of its net assets in participation interests that do not have a demand feature and all other illiquid securities.

Banks and financial institutions are subject to extensive governmental regulations which may limit the amounts and types of loans and other financial commitments that may be made and interest rates and fees which may be charged. The profitability of banks and financial institutions is largely dependent upon the availability and cost of capital funds to finance lending operations under prevailing money market conditions. General economic conditions also play an important part in the operations of these entities and exposure to credit losses arising from possible financial difficulties of borrowers may affect the ability of a bank or financial institution to meet its obligations with respect to a participation interest.

FLOATING AND VARIABLE RATE OBLIGATIONS. Each Fund may invest in floating or variable rate Municipal Obligations. Floating rate obligations have an interest rate which is fixed to a specified interest rate, such as a bank prime rate, and is automatically adjusted when the specified interest rate changes. Variable rate obligations have an interest rate which is adjusted at specified intervals to a specified interest rate. Periodic interest rate adjustments help stabilize the obligations' market values. Each Fund may purchase these obligations from the issuers or may purchase participation interests in pools of these obligations from banks or other financial institutions. Variable and floating rate obligations usually carry demand features that permit a Fund to sell the obligations back to the issuers or to financial intermediaries at par value plus accrued interest upon not more than 30 days' notice at any time or prior to specific dates. Certain of these variable rate obligations, often referred to as "adjustable rate put bonds," may have a demand feature exercisable on specific dates once or twice each year. Each Fund will not invest more than 10% of its net assets in floating or variable rate obligations as to which it cannot exercise the demand feature on not more than seven days' notice if the Sub-Advisor, under the direction of the Board of Trustees, determines that there is no secondary market available for these obligations and all other illiquid securities. If a Fund invests a substantial portion of its assets in obligations with demand features permitting sale to a limited number of entities, the inability of the entities to meet demands to purchase the obligations could affect the Fund's liquidity. However, obligations with demand features frequently are secured by letters of credit or comparable guarantees that may reduce the risk that an entity would not be able to meet such demands. In determining whether an obligation secured by a letter of credit meets a Fund's quality standards, the Sub-Advisor will ascribe to such obligation the same rating given to unsecured debt issued by the letter of credit provider. In looking to the creditworthiness of a party relying on a foreign bank for credit support, the Sub-Advisor will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls or other governmental restrictions affecting its ability to honor its credit commitment.

INVERSE FLOATING OBLIGATIONS. Each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may invest in securities representing interests in Municipal Obligations, known as inverse floating obligations, which pay interest rates that vary inversely to changes in the interest rates of specified short-term Municipal Obligations or an index of short-term Municipal Obligations. The interest rates on inverse floating obligations will typically decline as short-term market interest rates increase and increase as short-term market rates decline. Such securities have the effect of providing a degree of investment leverage, since they will generally increase or decrease in value in response to changes in market interest rates at a rate which is a multiple (typically two) of the rate at which fixed-rate, long-term Municipal Obligations increase or decrease in response to such changes. As a result, the market value of inverse floating obligations will generally be more volatile than the market values of fixed-rate Municipal Obligations.

OBLIGATIONS WITH PUTS ATTACHED. Each Fund may purchase Municipal Obligations with the right to resell the obligation to the seller at a specified price or yield within a specified period. The right to resell is commonly known as a "put" or a "standby commitment." Each Fund may purchase Municipal Obligations with puts attached from banks and broker-dealers. Each Fund intends to use obligations with puts attached for liquidity purposes to ensure a ready market for the underlying obligations at an acceptable price. Although no value is assigned to any puts on Municipal Obligations, the price which a Fund pays for the obligations may be higher than the price of similar obligations without puts attached. The purchase of obligations with puts attached involves the risk that the seller may not be able to repurchase the underlying obligation. Each Fund intends to purchase such obligations only from sellers deemed by the Sub-Advisor, under the direction of the Board of Trustees, to present minimal credit risks. In addition, the value of the obligations with puts attached held by a Fund will not exceed 10% of its net assets.

LEASE OBLIGATIONS. The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may invest in Municipal Obligations that constitute participation in lease obligations or installment purchase contract obligations (hereinafter collectively called "lease obligations") of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. Lease obligations provide a premium interest rate, which along with the regular amortization of the principal, may make them attractive for a portion of the assets of the Funds. Certain of these lease obligations contain
"non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on an annual basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. Although "non-appropriation" lease obligations are secured by the leased property, the disposition of the property in the event of foreclosure might prove difficult. The Trust will seek to minimize the special risks associated with such securities by only investing in "non-appropriation" lease obligations where (1) the nature of the leased equipment or property is such that its ownership or use is essential to a governmental function of the municipality, (2) the lease payments will commence amortization of principal at an early date resulting in an average life of seven years or less for the lease obligation, (3) appropriate covenants will be obtained from the municipal obligor prohibiting the substitution or purchase of similar equipment if the lease payments are not appropriated, (4) the lease obligor has maintained good market acceptability in the past, (5) the investment is of a size that will be attractive to institutional investors, and (6) the underlying leased equipment has elements of portability and/or use that enhance its marketability in the event foreclosure on the underlying equipment were ever required.

Each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund will not invest more than 10% of its net assets in lease obligations if the Sub-Advisor determines that there is no secondary market available for these obligations and all other illiquid securities. The Funds do not intend to invest more than an additional 5% of their net assets in municipal lease obligations determined by the Sub-Advisor, under the direction of the Board of Trustees, to be liquid. In determining the liquidity of such obligations, the Sub-Advisor will consider such factors as (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer. The Funds will only purchase unrated lease obligations which meet the Fund's quality standards, as determined by the Sub-Advisor, under the direction of the Board of Trustees, including an assessment of the likelihood that the lease will not be cancelled.

QUALITY RATINGS OF MUNICIPAL OBLIGATIONS
----------------------------------------

The Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund (the "Money Market Funds") may invest in Municipal Obligations only if rated at the time of purchase within the two highest grades assigned by any two nationally recognized statistical rating organizations ("NRSROs") (or by any one NRSRO if the obligation is rated by only that NRSRO). The NRSROs which may rate the obligations of the Money Market Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P") or Fitch IBCA, Duff & Phelps ("Fitch").

The Tax-Free Intermediate Term Fund may invest in Municipal Obligations rated at the time of purchase within the three highest grades assigned by Moody's, S&P or Fitch. The Ohio Insured Tax-Free Fund may invest in Municipal Obligations rated at the time of purchase within the four highest grades assigned by Moody's, S&P or Fitch. The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may also invest in tax-exempt notes and commercial paper determined by the Sub-Advisor to meet the Funds' quality standards. Each Fund's quality standards limit its investments in tax-exempt notes to those which are rated within the three highest grades by Moody's (MIG 1, MIG 2 or MIG 3) or Fitch (F-1+, F-1 or F-2) or the two highest grades by S&P (SP-1 or SP-2) and in tax-exempt commercial paper to those which are rated within the two highest grades by Moody's (Prime-1 or Prime-2), S&P (A-1 or A-2) or Fitch (Fitch-1 or Fitch-2).

     MOODY'S RATINGS

     1. TAX-EXEMPT BONDS. The four highest ratings of Moody's for tax-exempt bonds are Aaa, Aa, A and Baa. Bonds rated Aaa are judged by Moody's to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issuers. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's says that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long term risks appear somewhat larger than Aaa bonds. Moody's describes bonds rated A as possessing many favorable investment attributes and as upper medium grade obligations. Factors giving security to principal and interest of A rated bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds which are rated by Moody's in the fourth highest rating (Baa) are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Those obligations in the A and Baa group which Moody's believes possess the strongest investment attributes are designated by the symbol A 1 and Baa 1.

     2. TAX-EXEMPT NOTES. Moody's highest rating for tax-exempt notes is MIG-1. Moody's says that notes rated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Notes bearing the MIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1 group. Notes bearing the designation MIG-3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

     3. TAX-EXEMPT COMMERCIAL PAPER. The rating Prime-1 is the highest tax-exempt commercial paper rating assigned by Moody's. Issuers rated Prime-1 are judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or long term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations. Issuers rated Prime-2 have a strong capacity for repayment of short-term obligations.

     S&P RATINGS

     1. TAX-EXEMPT BONDS. The four highest ratings of S&P for tax-exempt bonds are AAA, AA, A and BBB. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. Bonds which are rated by S&P in the fourth highest rating (BBB) are regarded as having an adequate capacity to pay interest and repay principal and are considered "investment grade." Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in higher rated categories. The ratings for tax-exempt bonds may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     2. TAX-EXEMPT NOTES. Tax-exempt note ratings are generally given by S&P to notes that mature in three years or less. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics will be given a plus designation. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

     3. TAX-EXEMPT COMMERCIAL PAPER. The ratings A-1+ and A-1 are the highest tax-exempt commercial paper ratings assigned by S&P. These designations indicate the degree of safety regarding timely payment is either overwhelming (A-1+) or very strong (A- 1). Capacity for timely payment on issues rated A-2 is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

     FITCH RATINGS

     1. TAX-EXEMPT BONDS. The four highest ratings of Fitch for tax-exempt bonds are AAA, AA, A and BBB. Bonds rated AAA are regarded by Fitch as being of the highest quality, with the obligor having an extraordinary ability to pay interest and repay principal which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are regarded by Fitch as high quality obligations. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated bonds, and more subject to possible change over the term of the issue. Bonds rated A are regarded by Fitch as being of good quality. The obligor's ability to pay interest and repay principal is strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB are regarded by Fitch as being of satisfactory quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to weaken this ability than bonds with higher ratings. Fitch ratings may be modified by the addition of a plus (+) or minus (-) sign.

     2. TAX-EXEMPT NOTES. The ratings F-1+, F-1 and F-2 are the highest ratings assigned by Fitch for tax-exempt notes. Notes assigned the F-1+ rating are regarded by Fitch as having the strongest degree of assurance for timely payment. Notes assigned the F-1 rating reflect an assurance for timely payment only slightly less than the strongest issues. Notes assigned the F-2 rating have a degree of assurance for timely payment with a lesser margin of safety than higher-rated notes.

     3. TAX-EXEMPT COMMERCIAL PAPER. Commercial paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. Issues assigned the Fitch-2 rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

GENERAL. The ratings of Moody's, S&P and Fitch represent their opinions of the quality of the obligations rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, obligations with the same maturity, coupon and rating may have different yields, while obligations of the same maturity and coupon, but with different ratings, may have the same yield. It is the responsibility of the Sub-Advisor to appraise independently the fundamental quality of the obligations held by the Funds.
Certain Municipal Obligations may be backed by letters of credit or similar commitments issued by banks and, in such instances, the obligation of the bank and other credit factors will be considered in assessing the quality of the Municipal Obligations.

Any Municipal Obligation which depends on credit of the U.S. Government (e.g. project notes) will be considered by the Sub-Advisor as having the equivalent of the highest rating of Moody's, S&P or Fitch. In addition, unrated Municipal Obligations will be considered as being within the foregoing quality ratings if other equal or junior Municipal Obligations of the same issuer are rated and their ratings are within the foregoing ratings of Moody's, S&P or Fitch. Each Fund may also invest in Municipal Obligations which are not rated if, in the opinion of the Sub-Advisor, such obligations are of comparable quality to those rated obligations in which the applicable Fund may invest.

Subsequent to its purchase by a Fund, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. If the rating of an obligation held by a Fund is reduced below its minimum requirements, the Fund will be required to exercise the demand provision or sell the obligation as soon as practicable.

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS
---------------------------------------------

A more detailed discussion of some of the investment policies of the Funds described in the Prospectus appears below:

BANK DEBT INSTRUMENTS. Bank debt instruments in which the Funds may invest consist of certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or of banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The Funds will only invest in bankers' acceptances of banks having a short-term rating of A-1 by S&P or Prime-1 by Moody's. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Each Fund will not invest in time deposits maturing in more than seven days if, as a result thereof, more than 10% of the value of its net assets would be invested in such securities and other illiquid securities.

COMMERCIAL PAPER. Commercial paper consists of short-term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. Each Fund will only invest in taxable commercial paper provided the paper is rated in one of the two highest categories by any two NRSROs (or by any one NRSRO if the security is rated by only that NRSRO). Each Fund may also invest in unrated commercial paper of issuers who have outstanding unsecured debt rated Aa or better by Moody's or AA or better by S&P. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to each Fund's restrictions on illiquid investments (see "Investment Limitations") unless, in the judgment of the Sub-Advisor, subject to the direction of the Board of Trustees, such note is liquid. The Funds do not presently intend to invest in taxable commercial paper.

The rating of Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1 or Prime-2. Commercial paper rated A (highest quality) by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1 or A-2.

REPURCHASE AGREEMENTS. Repurchase agreements are transactions by which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, each Fund intends to enter into repurchase agreements only with its Custodian, with banks having assets in excess of $10 billion and with broker-dealers who are recognized as primary dealers in U.S. Government obligations by the Federal Reserve Bank of New York. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds' Custodian at the Federal Reserve Bank. A Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 10% of the value of its net assets would be invested in such securities and other illiquid securities.

Although the securities subject to a repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than one year after the Fund's acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money will be invested in the securities, and will not be related to the coupon rate of the purchased security. At the time a Fund enters into a repurchase agreement, the value of the underlying security, including accrued interest, will equal or exceed the value of the repurchase agreement, and in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. The collateral securing the seller's obligation must consist of either certificates of deposit, eligible bankers' acceptances or securities which are issued or guaranteed by the United States Government or its agencies. The collateral will be held by the Custodian or in the Federal Reserve Book Entry System.

For purposes of the Investment Company Act of 1940, a repurchase agreement is deemed to be a loan from a Fund to the seller subject to the repurchase agreement and is therefore subject to that Fund's investment restriction applicable to loans. It is not clear whether a court would consider the securities purchased by a Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the security under a repurchase agreement, a Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the security. If a court characterized the transaction as a loan and a Fund has not perfected a security interest in the security, that Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for a Fund, the Sub-Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case, the seller. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case a Fund may incur a loss if the proceeds to that Fund of the sale of the security to a third party are less than the repurchase price. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund involved will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

LOANS OF PORTFOLIO SECURITIES. Each Fund may make short-term loans of its portfolio securities to banks, brokers and dealers. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that a Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Funds' Custodian in an amount at least equal to the market value of the loaned securities. Each Fund will limit the amount of its loans of portfolio securities to no more than 25% of its net assets. This lending policy may not be changed by a Fund without the affirmative vote of a majority of its outstanding shares.

Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the value of the loaned securities. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by a Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. The Funds receive amounts equal to the interest on loaned securities and also receive one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, or (c) interest on short-term debt securities purchased with such collateral; either type of interest may be shared with the borrower. The Funds may also pay fees to placing brokers as well as custodian and administrative fees in connection with loans. Fees may only be paid to a placing broker provided that the Trustees determine that the fee paid to the placing broker is reasonable and based solely upon services rendered, that the Trustees separately consider the propriety of any fee shared by the placing broker with the borrower, and that the fees are not used to compensate the Sub-Advisor or any affiliated person of the Trust or an affiliated person of the Sub-Advisor or other affiliated person. The terms of the Funds' loans must meet applicable tests under the Internal Revenue Code and permit the Funds to reacquire loaned securities on five days' notice or in time to vote on any important matter.

BORROWING AND PLEDGING. As a temporary measure for extraordinary or emergency purposes, the Tax-Free Money Fund, the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund may each borrow money from banks or other persons in an amount not exceeding 10% of its total assets. Each Fund may pledge assets in connection with borrowings but will not pledge more than 10% of its total assets. The Funds will not make any additional purchases of portfolio securities while borrowings are outstanding.

The Ohio Tax-Free Money Fund may borrow money from banks (provided there is 300% asset coverage) or from banks or other persons for temporary purposes (in an amount not exceeding 5% of its total assets). The Fund will not make any borrowing which would cause its outstanding borrowings to exceed one-third of the value of its total assets. The Fund may pledge assets in connection with borrowings but will not pledge more than one-third of its total assets. The Fund will not make any purchases of portfolio securities if outstanding borrowings exceed 5% of the value of its total assets.

Borrowing magnifies the potential for gain or loss on the portfolio securities of the Funds and, therefore, if employed, increases the possibility of fluctuation in a Fund's net asset value. This is the speculative factor known as leverage. To reduce the risks of borrowing, the Funds will limit their borrowings as described above. Each Fund's policies on borrowing and pledging are fundamental policies which may not be changed without the affirmative vote of a majority of its outstanding shares.

SECURITIES WITH LIMITED MARKETABILITY. Each Fund may invest in the aggregate up to 10% of its net assets in securities that are not readily marketable, including: participation interests that are not subject to demand features; floating and variable rate obligations as to which the Funds cannot exercise the related demand feature and as to which there is no secondary market; repurchase agreements not terminable within seven days, and (for the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund) lease obligations for which there is no secondary market.

MAJORITY. As used in this Statement of Additional Information, the term "majority" of the outstanding shares of the Trust (or of any Fund) means the lesser of (1) 67% or more of the outstanding shares of the Trust (or the applicable Fund) present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust (or the applicable Fund) are present or represented at such meeting or (2) more than 50% of the outstanding shares of the Trust (or the applicable Fund).

INVESTMENT LIMITATIONS
----------------------

The Trust has adopted certain fundamental investment limitations designed to reduce the risk of an investment in the Funds. These limitations may not be changed with respect to any Fund without the affirmative vote of a majority of the outstanding shares of that Fund. For the purpose of these investment limitations, the identification of the "issuer" of Municipal Obligations which are not general obligation bonds is made by the Sub-Advisor on the basis of the characteristics of the obligation, the most significant of which is the source of funds for the payment of principal of and interest on such obligations.

THE LIMITATIONS APPLICABLE TO THE TAX-FREE MONEY FUND, THE TAX-FREE INTERMEDIATE TERM FUND AND THE OHIO INSURED TAX-FREE FUND ARE:

     1. BORROWING MONEY. Each Fund will not borrow money or pledge, mortgage or hypothecate its assets, except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 10% of the value of its total assets. A Fund will not make any additional purchases of portfolio securities while borrowings are outstanding.

     2. UNDERWRITING. Each Fund will not act as underwriter of securities issued by other persons, either directly or through a majority owned subsidiary. This limitation is not applicable to the extent that, in connection with the disposition of its portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

     3. ILLIQUID INVESTMENTS. Each Fund will not purchase securities for which there are legal or contractual restrictions on resale or enter into a repurchase agreement maturing in more than seven days if, as a result thereof, more than 10% of the value of the total assets of the Fund would be invested in such securities.

     4. REAL ESTATE. Each Fund will not purchase, hold or deal in real estate, but this shall not prevent investments in Municipal Obligations which are secured by or represent interests in real estate.

     5. COMMODITIES. Each Fund will not purchase, hold or deal in commodities or commodities futures contracts, or invest in oil, gas or other mineral explorative or development programs.

     6. LOANS. Each Fund will not make loans to other persons, except (a) by the purchase of a portion of an issue of debt securities in accordance with its investment objective, policies and limitations, (b) by loaning portfolio securities, or (c) by engaging in repurchase transactions.

     7. CERTAIN COMPANIES. Each Fund will not purchase securities of a company, if such purchase at the time thereof, would cause more than 5% of the Fund's total assets to be invested in securities of companies, which, including predecessors, have a record of less than three years' continuous operation.

     8. OBLIGATIONS OF ONE ISSUER. Each Fund will not purchase more than 10% of the outstanding publicly issued debt obligations of any issuer. With respect to the Ohio Insured Tax-Free Fund, this limitation does not apply to securities issued or guaranteed by the State of Ohio and its political subdivisions and duly constituted authorities and corporations. This limitation is not applicable to privately issued Municipal Obligations.

     9. INVESTING FOR CONTROL. Each Fund will not invest in companies for the purpose of exercising control.

     10. OTHER INVESTMENT COMPANIES. Each Fund will not invest more than 10% of its total assets in the securities of other investment companies and then only for temporary purposes in companies whose dividends are tax-exempt or invest more than 5% of its total assets in the securities of any investment company. Each Fund will not purchase more than 3% of the outstanding voting stock of any investment company.

     11. MARGIN PURCHASES. Each Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities.

     12. COMMON STOCKS. Each Fund will not invest in common stocks.

     13. SECURITIES OWNED BY AFFILIATES. Each Fund will not purchase or retain the securities of any issuer if, to the Trust's knowledge, those Trustees and officers of the Trust or of the Advisor, who individually own beneficially more than 0.5% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities.

     14. SHORT SALES AND OPTIONS. Each Fund will not sell any securities short or write call options. This limitation is not applicable to the extent that sales by a Fund of Municipal Obligations with puts attached or sales by a Fund of other securities in which the Fund may otherwise invest would be considered to be sales of options.

     15. CONCENTRATION. Each Fund will not invest more than 25% of its total assets in a particular industry; this limitation is not applicable to investments in tax-exempt obligations issued by governments or political subdivisions of governments. Each Fund may invest more than 25% of its total assets in tax-exempt obligations in a particular segment of the bond market.

     16. SENIOR SECURITIES. Each Fund will not issue or sell any class of senior security as defined by the Investment Company Act of 1940 except to the extent that notes evidencing temporary borrowings or the purchase of securities on a when-issued basis might be deemed as such.

As diversified series of the Trust, the Tax-Free Money Fund and the Tax-Free Intermediate Term Fund have adopted the following additional investment limitation, which may not be changed with respect to either Fund without the affirmative vote of a majority of the outstanding shares of the applicable Fund. Neither Fund will purchase the securities of any issuer if such purchase at the time thereof would cause less than 75% of the value of the total assets of the Fund to be invested in cash and cash items (including receivables), securities issued by the U.S. Government, its agencies or instrumentalities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of a Fund and to not more than 10% of the outstanding voting securities of such issuer.

THE LIMITATIONS APPLICABLE TO THE OHIO TAX-FREE MONEY FUND ARE:

     1. BORROWING MONEY. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that, when made, such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets. The Fund also will not make any borrowing which would cause outstanding borrowings to exceed one-third of the value of its total assets. The Fund will not make any additional purchases of portfolio securities if outstanding borrowings exceed 5% of the value of its total assets.

     2. PLEDGING. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any security owned or held by it except as may be necessary in connection with borrowings described in limitation (1) above. The Fund will not mortgage, pledge or hypothecate more than one-third of its assets in connection with borrowings.

     3. UNDERWRITING. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of its portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4. ILLIQUID INVESTMENTS. The Fund will not invest more than 10% of its net assets in securities for which there are legal or contractual restrictions on resale, repurchase agreements maturing in more than seven days and other illiquid securities.

     5. REAL ESTATE. The Fund will not purchase, hold or deal in real estate. This limitation is not applicable to investments in securities which are secured by or represent interests in real estate.

     6. COMMODITIES. The Fund will not purchase, hold or deal in commodities or commodities futures contracts, or invest in oil, gas or other mineral explorative or development programs. This limitation is not applicable to the extent that the tax-exempt obligations, U.S. Government obligations and other securities in which the Fund may otherwise invest would be considered to be such commodities, contracts or investments.

     7. LOANS. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, or (b) by engaging in repurchase agreements. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of tax-exempt obligations or publicly distributed bonds, debentures or other securities.

     8. MARGIN PURCHASES. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities.

     9. SHORT SALES AND OPTIONS. The Fund will not sell any securities short or sell put and call options. This limitation is not applicable to the extent that sales by the Fund of tax-exempt obligations with puts attached or sales by the Fund of other securities in which the Fund may otherwise invest would be considered to be sales of options.

     10. OTHER INVESTMENT COMPANIES. The Fund will not invest more than 5% of its total assets in the securities of any investment company and will not invest more than 10% of its total assets in securities of other investment companies.

     11. CONCENTRATION. The Fund will not invest more than 25% of its total assets in a particular industry; this limitation is not applicable to investments in tax-exempt obligations issued by the U.S. Government, its territories and possessions, the District of Columbia and their respective agencies and instrumentalities or any state and its political subdivisions, agencies, authorities and instrumentalities. The Fund may invest more than 25% of its total assets in tax-exempt obligations in a particular segment of the bond market.

     12. SENIOR SECURITIES. The Fund will not issue or sell any class of senior security as defined by the Investment Company Act of 1940 except to the extent that notes evidencing temporary borrowings or the purchase of securities on a when-issued basis might be deemed as such.

THE LIMITATIONS APPLICABLE TO THE CALIFORNIA TAX-FREE MONEY FUND AND THE FLORIDA TAX-FREE MONEY FUND ARE:

     1. BORROWING MONEY. Each Fund will not borrow money, except from a bank for temporary purposes only, provided that, when made, such temporary borrowings are in an amount not exceeding 10% of its total assets. Each Fund will not make any additional purchases of portfolio securities if outstanding borrowings exceed 5% of the value of its total assets.

     2. PLEDGING. Each Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any security owned or held by the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Each Fund will not mortgage, pledge or hypothecate more than 10% of the value of its total assets in connection with borrowings.

     3. UNDERWRITING. Each Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of its portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

     4. ILLIQUID INVESTMENTS. Each Fund will not invest more than 10% of its net assets in securities for which there are legal or contractual restrictions on resale, repurchase agreements maturing in more than seven days and other illiquid securities.

     5. REAL ESTATE. Each Fund will not purchase, hold or deal in real estate. This limitation is not applicable to investments in securities which are secured by or represent interests in real estate.

     6. COMMODITIES. Each Fund will not purchase, hold or deal in commodities or commodities futures contracts, or invest in oil, gas or other mineral explorative or development programs. This limitation is not applicable to the extent that the tax-exempt obligations, U.S. Government obligations and other securities in which the Funds may otherwise invest would be considered to be such commodities, contracts or investments.

     7. LOANS. Each Fund will not make loans to other persons, except (a) by loaning portfolio securities, or (b) by engaging in repurchase agreements. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of tax-exempt obligations or publicly distributed bonds, debentures or other securities.

     8. MARGIN PURCHASES. Each Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Funds for the clearance of purchases and sales or redemption of securities.

     9. SHORT SALES AND OPTIONS. Each Fund will not sell any securities short or sell put and call options. This limitation is not applicable to the extent that sales by a Fund of tax-exempt obligations with puts attached or sales by a Fund of other securities in which a Fund may otherwise invest would be considered to be sales of options.

     10. OTHER INVESTMENT COMPANIES. Each Fund will not invest more than 5% of its total assets in the securities of any investment company and will not invest more than 10% of its total assets in securities of other investment companies.

     11. CONCENTRATION. Each Fund will not invest more than 25% of its total assets in a particular industry; this limitation is not applicable to investments in tax-exempt obligations issued by governments or political subdivisions of governments.

     12. SENIOR SECURITIES. Each Fund will not issue or sell any class of senior security as defined by the Investment Company Act of 1940 except to the extent that notes evidencing temporary borrowings or the purchase of securities on a when-issued basis might be deemed as such.

With respect to the percentages adopted by the Trust as maximum limitations on the Fund's investment policies and restrictions, an excess above the fixed percentage (except for the percentage limitations relative to the borrowing of money and the holding of illiquid securities) will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or the action taken.

The Trust has never pledged, mortgaged or hypothecated the assets of any Fund, and the Trust presently intends to continue this policy. The Trust has never acquired, nor does it presently intend to acquire, securities issued by any other investment company or investment trust. The Funds will not purchase securities for which there are legal or contractual restrictions on resale or enter into a repurchase agreement maturing in more than seven days if, as a result thereof, more than 10% of the value of a Fund's net assets would be invested in such securities. The statements of intention in this paragraph reflect nonfundamental policies which may be changed by the Board of Trustees without shareholder approval.

Except for temporary defensive purposes, the assets of each of the Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund will be invested so that no more than 20% of the annual income of each Fund will be subject to federal income tax. Except for temporary defensive purposes, at no time will more than 20% of the value of the net assets of each of the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund be invested in taxable obligations. Under normal market conditions, each Fund anticipates that not more than 5% of its net assets will be invested in any one type of taxable obligation.

INSURANCE ON THE OHIO INSURED TAX-FREE FUND'S SECURITIES
--------------------------------------------------------

Under normal market conditions, at least 65% of the value of the Ohio Insured Tax-Free Fund's total assets will be invested in Ohio municipal obligations which are insured as to payment of interest and principal either by an insurance policy obtained by the issuer of the obligations at original issuance or by an insurance policy obtained by the Fund from a recognized insurer. The Fund also may own uninsured Ohio municipal obligations, including obligations where the payment of interest and principal is guaranteed by an agency or instrumentality of the U.S. Government, or where the payment of interest and principal is secured by an escrow account consisting of obligations of the U.S. Government. The Fund may also invest up to 20% of its net assets in short-term Ohio municipal obligations which are not insured, since insurance on these obligations is generally unavailable. For temporary defensive purposes, the Fund may invest more than 20% of its net assets in uninsured short-term Ohio municipal obligations. The Board of Trustees may terminate the practice of investing in insured obligations if it determines that such practice is not in the best interests of the Fund's shareholders.

Ohio municipal obligations purchased by the Ohio Insured Tax-Free Fund may be insured by one of the following types of insurance: new issue insurance, mutual fund insurance, or secondary insurance.

NEW ISSUE INSURANCE. A new issue insurance policy is purchased by the issuer or underwriter of an obligation in order to increase the credit rating of the obligation. All premiums are paid in advance by the issuer or underwriter. A new issue insurance policy is non-cancelable and continues in effect as long as the obligation is outstanding and the insurer remains in business.

MUTUAL FUND INSURANCE. A mutual fund insurance policy is purchased by the Fund from an insurance company. All premiums are paid from the Fund's assets, thereby reducing the yield from an investment in the Fund. A mutual fund insurance policy is non-cancelable except for non-payment of premiums and remains in effect only as long as the Fund holds the insured obligation. In the event the Fund sells an obligation covered by a mutual fund policy, the insurance company is liable only for those payments of principal and interest then due and in default. If the Fund holds a defaulted obligation, the Fund continues to pay the insurance premium thereon but is entitled to collect interest payments from the insurer and may collect the full amount of principal from the insurer when the obligation becomes due. Accordingly, it is expected that the Fund will retain in its portfolio any obligations so insured which are in default or are in significant risk of default to avoid forfeiture of the value of the insurance feature of such obligations, which would not be reflected in the price for which the Fund could sell such obligations. In valuing such defaulted obligations, the Fund will value the insurance in an amount equal to the difference between the market value of the defaulted obligation and the market value of similar obligations which are not in default. Because the Fund must hold defaulted obligations in its portfolio, its ability in certain circumstances to purchase other obligations with higher yields will be limited.

SECONDARY INSURANCE. A secondary insurance policy insures an obligation for as long as it remains outstanding, regardless of the owner of such obligation. Premiums are paid by the Fund and coverage is non-cancelable, except for non-payment of premiums. Because secondary insurance provides continuous coverage during the term of the obligation, it provides greater marketability of the Fund's obligations than is allowed under a mutual fund insurance policy. Thus, the Fund with secondary insurance may sell an obligation to a third party as a high-rated insured security at a higher market price than would otherwise be obtained if the obligation were insured under a mutual fund policy. Secondary insurance also gives the Fund the option of selling a defaulted obligation rather than compelling it to hold a defaulted security in its portfolio so that it may continue to be afforded insurance protection.

The Ohio Insured Tax-Free Fund currently intends to purchase only Ohio municipal obligations which are insured by the issuer of the obligation under a new issue insurance policy. In the event the Sub-Advisor makes a recommendation to purchase an obligation which is not otherwise insured, the Fund may purchase such obligation and thereafter obtain mutual fund or secondary insurance.

The Ohio Insured Tax-Free Fund may purchase insurance from, or obligations insured by, one of the following recognized insurers of municipal obligations:
MBIA Insurance Corp. ("MBIA"), AMBAC Assurance Corp. ("AMBAC"), Financial Guaranty Insurance Co. ("FGIC") or Financial Security Assurance Inc. ("FSA"). Each insurer is rated Aaa by Moody's and AAA by

S&P and each insurer maintains a statutory capital claims ratio well below the exposure limits set by the Insurance Commissioner of New York (300:1 insurance risk exposure to every dollar of statutory capital). The Fund may also purchase insurance from, or obligations insured by, other insurance companies provided that such companies have a claims-paying ability rated Aaa by Moody's or AAA by S&P. While such insurance reduces the risk that principal or interest will not be paid when due, it is not a protection against market risks arising from other factors, such as changes in prevailing interest rates. If the issuer defaults on payments of interest or principal, the trustee and/or payment agent of the issuer will notify the insurer who will make payment to the bondholders. There is no assurance that any insurance company will meet its obligations.

MBIA has been the leader in the municipal bond insurance market for the past seventeen years, holding a 26% share of the market in 1999. MBIA's volume of new issue municipal bonds was approximately $37 billion in 1999, a 37% decline from the previous year. Although MBIA's insured municipal market share was down versus the prior year, its adjusted gross premiums written declined by just 9.3%. This was attributable to the company's better pricing discipline, its dedication to improved returns, tighter underwriting and balance sheet quality. The company implemented strategic shifts in underwriting and business guidelines last year which have yielded solid improvements in key financial strength measurements. Across all sectors, premium rates have increased and capital charges have decreased. MBIA's average premium rate increased to approximately 54 basis points for the 1999 book of business, compared to approximately 38 basis points for the 1998 book of business. Also evidencing the company's improved credit quality initiative, 83% of the 1999 book of business was rated A or better, compared with 80% of the 1998 book of business. Although municipal bond insurance remains the dominant component of MBIA's insured book business, during 1999 it insured $47.5 billion in gross structured finance, compared to $36.9 billion of municipal business. In the international market, although par insured declined in 1999, this area remains the company's most profitable insurance sector. MBIA's efforts to capitalize on international insurance opportunities began in 1995 when it entered into a European joint venture with AMBAC and expanded further in 1998 with the opening of an office in Japan. MBIA's international business volume as of December 31, 1999 represents 5% of its total insured portfolio. MBIA is 98.4% publicly owned, with its remaining shares owned by Aetna Casualty & Surety Company.

AMBAC is the oldest and second largest bond insurer. AMBAC has historically taken a very conservative approach to the bond insurance business, beyond simply underwriting, to a zero-loss philosophy. This strategy has served the company well as it has avoided recent adverse industry events. Management remains committed to investment-grade underwriting and risk management, not only for its insurance business, but for all of its affiliate operations. AMBAC's disciplined underwriting continues to produce a high-quality book of business with a very low insured portfolio risk profile and a high margin of safety. Notwithstanding the overall decline in new issue municipal volume in 1999, AMBAC reported a 19% increase in gross par written. The transportation and higher education sectors helped suppress the overall decline in volume with net par exposure for these sectors rising 31% and 19%, respectively. As with other insurers, product diversification has been a cornerstone of the AMBAC strategic plan. The AMBAC and MBIA joint venture in Europe has made a material contribution to the overall business success of AMBAC's specialized finance division and AMBAC's entry into the structured and asset-based insurance sector now accounts for 25% of its net par written. In 1999, the company wrote more structured and asset-backed par, including international, than domestic municipal par. AMBAC is entirely owned by public shareholders.

FGIC is 99% owned by General Electric Capital Services and 1% owned by Sumitomo Marine & Fire Insurance Co. Ltd. FGIC remains committed to low risk, high quality underwriting and risk management standards. This has resulted in a high-quality book of insured business. FGIC employs a conservative underwriting strategy in terms of its target markets, focusing on the low-risk sectors of the municipal market which provide predictable earnings, such as general obligations, tax-backed, water and sewer, lease revenue and transportation sectors. Suffering through the overall decline in the municipal market, FGIC reported a 14% decline in net domestic municipal par written in 1999. Notwithstanding the decline in volume, FGIC insured bonds made up 25% of the insured municipal bond market in 1999, which is up from 22% in 1998. In 1999 FGIC had the lowest per-period capital charge, at 6.5%, compared to an industry average of 10.3%. The company remains a very limited player in the international market, but plans to re-enter and expand its presence in asset-backed sectors. Although the growth of other asset-backed sectors may add a degree of variability to FGIC's underwriting income due to the nature in which premiums are earned in this business line, this growth is not likely to have a major effect, due to management's cautious approach to its asset-backed expansion initiatives.

FSA continues to expand its presence in the municipal bond market with a 23% market share in 1999, up from 22% last year and 5% in 1995. FSA's modest gain in the municipal market share in 1999 did not come at the cost of more liberal underwriting. However, pricing suffered to a small degree with the company recording a modest decline in its premium profitability ratio. Still, over time, FSA has shown itself to be at the very top of the industry from a premium profitability standpoint. Although FSA's roots are in the asset-based insurance sector, its presence in the asset-backed market has diminished. FSA experienced dramatic growth in the international sector in 1999, with net par outstanding growing 92%. In March 2000, FSA announced that it had agreed to be acquired by Dexia S.A., one of the 25 largest banking groups in Europe. No changes are expected in FSA's core business strategies, senior management personnel or fundamental operating practices once it is acquired by Dexia. FSA will operate as an independent subsidiary and will remain true to the sound underwriting and risk management guidelines that have served it well in the past. Together, FSA and Dexia may pursue opportunities where they can combine their respective strengths to create new products or services.

TRUSTEES AND OFFICERS
---------------------

The following is a list of the Trustees and executive officers of the Trust, their compensation from the Trust and their aggregate compensation from the Touchstone complex of funds for the fiscal year ended June 30, 2000. Each Trustee who is an "interested person" of the Trust, as defined by the Investment Company Act of 1940, is indicated by an asterisk. Mr. Brewster received no compensation because he did not serve on the Board during the fiscal year ended June 30, 2000.

                                                               AGGREGATE
                                                               COMPENSATION FROM
                                            COMPENSATION FROM  THE TOUCHSTONE
NAME                     POSITION HELD      TRUST              COMPLEX (1)
----                     -------------      -----              -----------
William O. Coleman       Trustee            $3,500             $18,442
Philip R. Cox            Trustee            $3,500             $21,750
H. Jerome Lerner         Trustee            $5,500             $16,500
*Robert H. Leshner       Trustee            $0                 $0
*Jill T. McGruder        President/Trustee  $0                 $0
Oscar P. Robertson       Trustee            $6,000             $18,000
Nelson Schwab, Jr.       Trustee            $3,500             $18,442
Robert E. Stautberg      Trustee            $3,500             $21,750
J. Leland Brewster II    Trustee            $0                 $0
Maryellen Peretzky       Vice President     $0                 $0
Tina D. Hosking          Secretary          $0                 $0
Scott A. Englehart       Treasurer          $0                 $0
Terrie A. Wiedenheft     Controller         $0                 $0

     (1) The Touchstone complex of funds consists of six series of the Trust, eight series of Touchstone Strategic Trust, six series of Touchstone Investment Trust and fourteen variable annuity series of Touchstone
     Variable Series Trust. Each Trustee is also a Trustee of Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Variable Series Trust.

     * Ms. McGruder, as President and a director of Touchstone Advisors, Inc., the Trust's investment advisor and Touchstone Securities, Inc., the Trust's distributor, and a director of Integrated Fund Services, Inc., the Trust's transfer agent, and Mr. Leshner, as a Managing Director of Fort Washington Investment Advisors, Inc., the Trust's Sub-Advisor, are each an "interested person" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

Messrs. Lerner, Schwab and Stautberg are members of the Audit Committee. The Audit Committee is responsible for overseeing the Trust's accounting and financial reporting policies, practices and internal controls.

Messrs. Coleman, Cox and Robertson are members of the Valuation Committee. The Valuation Committee is responsible for overseeing procedures for valuing securities held by the Trust and responding to any pricing issues which may arise.

Messrs. Coleman, Cox, Schwab and Stautberg are members of the Nominating Committee. The Nominating Committee is responsible for selecting candidates to serve on the Board and its operating committees.

The principal occupations of the Trustees and executive officers of the Trust during the past five years are set forth below:

WILLIAM O. COLEMAN, Age 71, 2 Noel Lane, Cincinnati, Ohio is a retired General Sales Manager and Vice President of The Procter & Gamble Company and a trustee of The Procter & Gamble Profit Sharing Plan and The Procter & Gamble Employee Stock Ownership Plan. He is a director of LCA-Vision (a laser vision correction institute).

PHILLIP R. COX, Age 52, 105 East Fourth Street, Cincinnati, Ohio is President and Chief Executive Officer of Cox Financial Corp. (a financial services company). He is a director of the Federal Reserve Bank of Cleveland, Cincinnati Bell Inc. and Cinergy Corporation. Until 2000, he was a director of PNC Bank, N.A.

H. JEROME LERNER, Age 62, 7149 Knoll Road, Cincinnati, Ohio is a principal of HJL Enterprises and is Chairman of Crane Electronics, Inc. (a manufacturer of electronic connectors). He is also a director of Slush Puppy Inc. (a manufacturer of frozen beverages) and Peerless Manufacturing (a manufacturer of bakery equipment).

ROBERT H. LESHNER, Age 61, 311 Pike Street, Cincinnati, Ohio is a Managing Director of Fort Washington Investment Advisors, Inc. (the sub-advisor of the Trust). Until 1999, he was President and a director of Fort Washington Brokerage Services, Inc. (a registered broker-dealer), Integrated Fund Services, Inc. (a registered transfer agent) and IFS Fund Distributors, Inc. (a registered broker-dealer).

JILL T. McGRUDER, Age 45, 221 East Fourth Street, Cincinnati, Ohio is President, Chief Executive Officer and a director of IFS Financial Services, Inc. (a holding company), Touchstone Advisors, Inc. (the investment advisor of the Trust) and Touchstone Securities, Inc. (the principal underwriter of the Trust). She is a Senior Vice President of The Western-Southern Life Assurance Company and a director of Capital Analysts Incorporated (a registered investment advisor and broker-dealer), IFS Fund Distributors, Inc. and Integrated Fund Services, Inc. She is also President and a director of IFS Agency Services, Inc. (insurance agency), IFS Insurance Agency, Inc. and Fort Washington Brokerage Services, Inc. She is President of Touchstone Variable Series Trust. Until December 1996, she was National Marketing Director of Metropolitan Life Insurance Co. From 1991 until 1996, she was Vice President of Touchstone Advisors, Inc. and IFS Financial Services, Inc.

OSCAR P. ROBERTSON,  Age 61, 4293 Muhlhauser Road, Fairfield,  Ohio is President
of  Orchem  Corp.,  a  chemical  specialties   distributor,   and  Orpack  Stone
Corporation, a corrugated box manufacturer.

NELSON SCHWAB, JR., Age 82, 511 Walnut Street, Cincinnati, Ohio is Senior Counsel of Graydon, Head & Ritchey (a law firm). He is a director of Rotex, Inc., The Ralph J. Stolle Company and Security Rug Cleaning Company.

ROBERT E. STAUTBERG, Age 66, 4815 Drake Road, Cincinnati, Ohio is a retired partner and director of KPMG Peat Marwick LLP. Until 2000, he was a trustee of Good Samaritan Hospital, Bethesda Hospital and Tri Health.

J. LELAND BREWSTER II, Age 72, 201 East Fifth Street, Cincinnati, Ohio is a retired Senior Partner of Frost Brown Todd LLP (a law firm).

TINA D. HOSKING, Age 32, 221 East Fourth Street, Cincinnati, Ohio is Vice President and Associate General Counsel and of Integrated Fund Services, Inc. and IFS Fund Distributors, Inc. She is also Secretary of Touchstone Investment Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust.

MARYELLEN PERETZKY, Age 48, 221 East Fourth Street, Cincinnati, Ohio is Senior Vice President and Secretary of Fort Washington Brokerage Services, Inc., Integrated Fund Services, Inc. and IFS Fund Distributors, Inc. She is Assistant Secretary of Fort Washington Investment Advisors, Inc. and is also Vice
President of Touchstone Investment Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust.

SCOTT A. ENGLEHART Age 38, 221 East Fourth Street, Cincinnati, Ohio is President of Integrated Fund Services, Inc. and IFS Fund Distributors, Inc. From 1998 until 2000, he was a Director, Transfer Agency and Mutual Fund Distribution for Nationwide Advisory Services. From 1990 until 1998, he was Vice President,
Client Services for BISYS Fund Services. He is also Treasurer of Touchstone Strategic Trust and Touchstone Investment Trust and Assistant Treasurer of Touchstone Variable Series Trust.

TERRIE A. WIEDENHEFT, Age 38, 221 East Fourth Street, Cincinnati, Ohio is Senior Vice President, Chief Financial Officer and Treasurer of Integrated Fund
Services, Inc., IFS Fund Distributors, Inc. and Fort Washington Brokerage Services, Inc. She is Chief Financial Officer of IFS Financial Services, Inc., Touchstone Advisors, Inc. and Touchstone Securities, Inc. and Assistant Treasurer of Fort Washington Investment Advisors, Inc. She is also Controller of Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Variable Series Trust.

Each Trustee, except for Mr. Leshner and Ms. McGruder, receives a quarterly retainer of $2,500 and a fee of $1,500 for each Board meeting attended. Each Audit Committee member receives a fee of $750 for in-person attendance at each Audit Committee meeting or $250 for attendance by telephone. These fees are split equally among the Trust, Touchstone Strategic Trust and Touchstone Investment Trust.

THE INVESTMENT ADVISOR AND SUB-ADVISOR
--------------------------------------

THE INVESTMENT ADVISOR. Touchstone Advisors, Inc. (the "Advisor") is the Funds' investment manager. The Advisor is a wholly-owned subsidiary of IFS Financial Services, Inc., which is a wholly-owned subsidiary of Western-Southern Life Assurance Company. Western-Southern Life Assurance Company is a wholly-owned subsidiary of The Western and Southern Life Insurance Company. Ms. McGruder may be deemed to be an affiliate of the Advisor because of her position as President and Director of the Advisor. Mr. Leshner may be deemed to be an affiliate of the Advisor because of his position as Managing Director of Fort Washington Investment Advisors, Inc., the Funds' Sub-Advisor. Ms. McGruder and Mr. Leshner, by reason of such affiliations may directly or indirectly receive benefits from the advisory fees paid to the Advisor. Prior to May 1, 2000, Fort Washington Brokerage Services, Inc. was the investment adviser for the Funds.

Under the terms of the investment advisory agreement between the Trust and the Advisor, the Advisor appoints and supervises the Funds' Sub-Advisor, reviews and evaluates the performance of the Sub-Advisor and determines whether or not the Sub-Advisor should be replaced. The Advisor furnishes at its own expense all facilities and personnel necessary in connection with providing these services. Each Fund pays the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.50% of average daily net assets up to $100 million; 0.45% of such assets from $100 million to $200 million; 0.40% of such assets from $200 million to $300 million; and 0.375% of assets over $300 million.

Set forth below are the advisory fees paid by the Funds during the fiscal years ended June 30, 2000, 1999 and 1998.
                                             2000          1999          1998
                                             ----          ----          ----

Tax-Free Money Fund(1)                    $  133,557    $  143,015    $  150,790
Tax-Free Intermediate Term Fund(2)           235,711       271,849       302,947
Ohio Insured Tax-Free Fund(3)                315,274       353,019       378,345
Ohio Tax-Free Money Fund(4)                1,689,476     1,597,319     1,421,029
California Tax-Free Money Fund               317,209       278,310       210,813
Florida Tax-Free Money Fund(5)               132,570       285,704       276,608

(1) The investment adviser voluntarily waived $27,592 and $17,332 of its fees during the fiscal years ended June 30, 2000 and 1999, respectively, in order to reduce the operating expenses of the Fund.
(2) The investment adviser voluntarily waived $5,375 of its advisory fees during the fiscal year ended June 30, 2000 in order to reduce the operating expenses of the Fund.
(3) The investment adviser voluntarily waived $13,994 of its fees during the fiscal year ended June 30, 2000 and reimbursed the Fund for $948 of Class A expenses for the fiscal year ended June 30, 1998 in order to reduce the operating expenses of the Fund.
(4) The investment adviser voluntarily waived $80,268, $51,659 and $46,680 of its fees during the fiscal years ended June 30, 2000, 1999 and 1998, respectively, and reimbursed $7,979 of Institutional shares expenses for the fiscal year ended June 30, 1998 in order to reduce the operating expenses of the Fund.

(5) The investment advisor voluntarily waived $65,561, $124,338 and $107,645 of its fees during the fiscal years ended June 30, 2000, 1999 and 1998, respectively, and reimbursed the Fund $16,937 and $7,114 of expenses for the fiscal years ended June 30, 2000 and 1998, respectively, in order to reduce the operating expenses of the Fund.

Pursuant to a written contract between the Advisor and the Trust, the Advisor has agreed to waive advisory fees and reimburse expenses in order to maintain expense limitations of certain Funds as follows: Tax-Free Money Fund - 0.89%; Ohio Tax-Free Money Fund - 0.75% for Retail shares and 0.50% for Institutional Shares; Florida Tax-Free Money Fund - 0.75%; Tax-Free Intermediate Term Fund - 0.99% for Class A shares and 1.74% for Class C shares; Ohio Insured Tax-Free Fund - 0.75% for Class A shares and 1.50% for Class C shares. These expense limitations will remain in effect until at least June 30, 2001.

The Funds shall pay the expenses of their operation, including but not limited to (i) charges and expenses for accounting, pricing and appraisal services and related overhead, (ii) the charges and expenses of auditors; (iii) the charges and expenses of any custodian, transfer agent, plan agent, dividend disbursing agent and registrar appointed by the Trust with respect to the Funds; (iv) brokers' commissions, and issue and transfer taxes chargeable to the Funds in connection with securities transactions to which a Fund is a party; (v) insurance premiums, interest charges, dues and fees for membership in trade associations and all taxes and fees payable to federal, state or other governmental  agencies;  (vi) fees and  expenses  involved  in  registering  and maintaining  registrations  of the  Funds  with  the  SEC,  state  or  blue  sky securities agencies and foreign countries, including the preparation of Prospectuses and Statements of Additional Information for filing with the SEC;
(vii) all expenses of meetings of Trustees and of shareholders of the Trust and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (viii) charges and expenses of legal counsel to the Trust; (ix) compensation of Trustees of the Trust; and (x) interest on borrowed money, if any. The compensation and expenses of any officer, Trustee or employee of the Trust who is an affiliate of the Advisor is paid by the Advisor.

By its terms, the Funds' investment advisory agreement will remain in force until May 1, 2002, and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The Funds' investment advisory agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of a Fund's outstanding voting securities, or by the Advisor. The investment advisory agreement automatically terminates in the event of its assignment, as defined by the Investment Company Act of 1940 and the rules thereunder.

THE SUB-ADVISOR. The Advisor has retained Fort Washington Investment Advisors, Inc. ("the Sub-Advisor") to serve as the discretionary portfolio manager of each Fund. The Sub-Advisor selects the portfolio securities for investment by a Fund, purchases and sells securities of a Fund and places orders for the execution of such portfolio transactions, subject to the general supervision of the Board of Trustees and the Advisor. The Sub-Advisor receives a fee from the Advisor which is paid monthly at an annual rate as follows:

                                         Fee to Sub-Advisor
            Fund                         (as % of average daily net assets)
            ----                         ----------------------------------

Tax-Free Intermediate Term Fund          0.20%
Ohio Insured Tax-Free Fund               0.20%
Tax-Free Money Fund                      0.15%
Ohio Tax-Free Money Fund                 0.15%
California Tax-Free Money Fund           0.15%
Florida Tax-Free Money Fund              0.15%

The services provided by the Sub-Advisor are paid for wholly by the Advisor. The compensation of any officer, director or employee of the Sub-Advisor who is rendering services to a Fund is paid by the Sub-Advisor.

The employment of the Sub-Advisor will remain in force until May 1, 2002 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The employment of the Sub-Advisor may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of a majority of a Fund's outstanding voting securities, by the Advisor, or by the Sub-Advisor. Each Sub-Advisory Agreement will automatically terminate in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

THE DISTRIBUTOR
---------------

Touchstone Securities, Inc. ("Touchstone") is the principal underwriter of the Trust and, as such, the exclusive agent for distribution of shares of the Funds. Touchstone is an affiliate of the Advisor by reason of common ownership. Touchstone is obligated to sell the shares on a best efforts basis only against purchase orders for the shares. Shares of each Fund are offered to the public on a continuous basis. Prior to May 1, 2000, Fort Washington Brokerage Services, Inc. was the principal underwriter of the Trust.

Touchstone currently allows concessions to dealers who sell shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund. Touchstone receives that portion of the sales load which is not reallowed to the dealers who sell shares of the Funds. Touchstone retains the entire sales load on all direct initial investments in the Funds and on all investments in accounts with no designated dealer of record.

For the fiscal year ended June 30, 2000, the aggregate underwriting and broker commissions on sales of the Tax-Free Intermediate Term Fund's shares were $46,945 of which the underwriter paid $43,194 to unaffiliated broker-dealers in the selling network, earned $272 as a broker-dealer in the selling network and retained $3,479 in underwriting commissions. For the fiscal year ended June 30, 2000, the aggregate underwriting and broker commissions on sales of the Ohio Insured Tax Free Fund's shares were $90,155 of which the underwriter paid $74,627 to unaffiliated broker-dealers in the selling network, earned $1,582 as a broker-dealer in the selling network and retained $13,946 in underwriting commissions. For the fiscal year ended June 30, 1999, the aggregate underwriting and broker commissions on sales of the Tax-Free Intermediate Term Fund's shares were $58,611 of which the underwriter paid
$54,787 to unaffiliated dealers in the selling network, earned $965 as a broker-dealer in the selling network and retained $2,859 in underwriting commissions. For the fiscal year ended June 30, 1999, the aggregate underwriting and broker commissions on sales of the Ohio Insured Tax-Free Fund's shares were $68,267 of which the underwriter paid $58,562 to unaffiliated dealers in the selling network, earned $4,048 as a broker-dealer in the selling network and retained $5,657 in underwriting commissions. For the fiscal year ended June 30, 1998, the aggregate underwriting commissions on sales of the Tax-Free Intermediate Term Fund's shares were $49,885 of which the underwriter paid $46,235 to unaffiliated broker-dealers in the selling network, earned $1,298 as a broker-dealer in the selling network and retained $2,352 in underwriting commissions. For the fiscal year ended June 30, 1998, the aggregate underwriting and broker commissions on sales of the Ohio Insured Tax-Free Fund's shares were $77,704 of which the underwriter paid $69,527 to unaffiliated dealers in the selling network, earned $1,683 as a broker-dealer in the selling network and retained $6,493 in underwriting commissions.

The underwriter retains the contingent deferred sales load on redemptions of shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund which are subject to a contingent deferred sales load. For the fiscal year ended June 30, 2000, the underwriter retained $4,443 and $565 of contingent deferred sales loads on the redemption of Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively. For the fiscal year ended June 30, 1999, the underwriter retained $13,216 and $1,347 of contingent deferred sales loads on the redemption of Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively. For the fiscal year ended June 30, 1998, the underwriter retained $6,430 and $5,587 of contingent deferred sales loads on the redemption of Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively.

The Funds may compensate dealers, including Touchstone and its affiliates, based on the average balance of all accounts in the Funds for which the dealer is designated as the party responsible for the account. See "Distribution Plans" below.

DISTRIBUTION PLANS
------------------

CLASS A PLAN -- The Funds have adopted a plan of distribution (the "Class A Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 which permits a Fund to pay for expenses incurred in the distribution and promotion of its shares, including but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses, and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with Touchstone. The Class A Plan expressly limits payment of the distribution expenses listed above in any fiscal year to a maximum of .25% of the average daily net assets of the Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund and .25% of the average daily net assets of Class A shares of the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund and the Ohio Tax-Free Money Fund. Unreimbursed expenses will not be carried over from year to year.

For the fiscal year ended June 30, 2000, the aggregate distribution-related expenditures of the Tax-Free Money Fund ("MF"), the Tax-Free Intermediate Term Fund ("ITF"), the Ohio Insured Tax-Free Fund ("OIF"), the Ohio Tax-Free Money Fund ("OMF"), the California Tax-Free Money Fund ("CMF") and the Florida Tax-Free Money Fund ("FMF") under the Class A Plan were $2,033, $30,834, $5,858, $509,460, $33,894 and $16,063, respectively. Amounts were spent as follows:

                             MF         ITF         OIF         OMF         CMF         FMF
PRINTING AND MAILING
OF PROSPECTUSES AND
REPORTS TO PROSPECTIVE
SHAREHOLDERS              $  2,033    $  3,564    $  5,754    $  1,960    $  2,894    $  2,896

PAYMENTS TO BROKER-
DEALERS AND OTHERS
FOR THE SALE OR
RETENTION OF ASSETS             --      27,270         104     507,500      31,000      13,167
                          --------    --------    --------    --------    --------    --------
TOTALS                    $  2,033    $ 30,834    $  5,858    $509,460    $ 33,894    $ 16,063

CLASS B PLAN -- (Tax-Free Intermediate Term Fund and Ohio Insured Tax-Free Fund) -- The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund have also adopted a plan of distribution (the "Class B Plan") with respect to the Class B shares of such Funds. The Class B Plan provides for two categories of payments. First, the Class B Plan provides for the payment to Touchstone of an account maintenance fee, in an amount equal to an annual rate of .25% of the average daily net assets of the Class B shares, which may be paid to other dealers based on the average value of Class B shares owned by clients of such dealers. In addition, a Fund may pay up to an additional .75% per annum of the daily net assets of the Class B shares for expenses incurred in the distribution and promotion of the shares, including prospectus costs for prospective shareholders, costs of responding to prospective shareholder inquiries, payments to brokers and dealers for selling and assisting in the distribution of Class B shares, costs of advertising and promotion and any other expenses related to the distribution of the Class B shares. Unreimbursed expenditures will not be carried over from year to year. The Funds may make payments to dealers and other persons in an amount up to .75% per annum of the average value of Class B shares owned by their clients, in addition to the .25% account maintenance fee described above.

CLASS C PLAN -- (Tax-Free Intermediate Term Fund and Ohio Insured Tax-Free Fund) -- The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund have also adopted a plan of distribution (the "Class C Plan") with respect to the Class C shares of such Funds. The Class C Plan provides for two categories of payments. First, the Class C Plan provides for the payment to Touchstone of an account maintenance fee, in an amount equal to an annual rate of .25% of the average daily net assets of the Class C shares, which may be paid to other dealers based on the average value of Class C shares owned by clients of such dealers. In addition, a Fund may pay up to an additional .75% per annum of the daily net assets of the Class C shares for expenses incurred in the distribution and promotion of the shares, including prospectus costs for prospective shareholders, costs of responding to prospective shareholder inquiries, payments to brokers and dealers for selling and assisting in the distribution of Class C shares, costs of advertising and promotion and any other expenses related to the distribution of the Class C shares. Unreimbursed expenditures will not be carried over from year to year. The Funds may make payments to dealers and other persons in an amount up to .75% per annum of the average value of Class C shares owned by their clients, in addition to the .25% account maintenance fee described above.

For the fiscal year ended June 30, 2000, the aggregate distribution-related expenditures of the Tax-Free Intermediate Term Fund ("ITF") and the Ohio Insured Tax-Free Fund ("OIF") under the Class C Plan were $16,164 and $18,335, respectively. Amounts were spent as follows:

                                     ITF         OIF
Printing and mailing of
prospectuses and reports
to prospective shareholders       $    331    $    428

Payments to broker-dealers and
others for the sale or
retention of assets                 15,833      17,907
                                  --------    --------

                                  $ 16,164    $ 18,335
                                  ========    ========

GENERAL INFORMATION -- Agreements implementing the Plans (the "Implementation Agreements"), including agreements with dealers wherein such dealers agree for a fee to act as agents for the sale of the Funds' shares, are in writing and have been approved by the Board of Trustees. All payments made pursuant to the Plans are made in accordance with written agreements.

The continuance of the Plans and the Implementation Agreements must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the Plans or any Implementation Agreement (the "Independent Trustees") at a meeting called for the purpose of voting on such continuance. A Plan may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund or the applicable class of a Fund. In the event a Plan is terminated in accordance with its terms, the affected Fund (or class) will not be required to make any payments for expenses incurred by Touchstone after the termination date. Each Implementation Agreement terminates automatically in the event of its assignment and may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund (or the applicable class) on not more than 60 days' written notice to any other party to the Implementation Agreement. The Plans may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plans must be approved by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees.

In approving the Plans, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders. The Board of Trustees believes that expenditure of the Funds' assets for distribution expenses under the Plans should assist in the growth of the Funds which will benefit the Funds and their shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plans will be renewed only if the Trustees make a similar determination for each subsequent year of the Plans. There can be no assurance that the benefits anticipated from the expenditure of the Funds' assets for distribution will be realized. While the Plans are in effect, all amounts spent by the Funds pursuant to the Plans and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. Distribution expenses attributable to the sale of more than one class of shares of a Fund will be allocated at least annually to each class of shares based upon the ratio in which the sales of each class of shares bears to the sales of all the shares of such Fund. In addition, the selection and nomination of those Trustees who are not interested persons of the Trust are committed to the discretion of the Independent Trustees during such period.

Robert H. Leshner and Jill T. McGruder, as interested persons of the Trust, may be deemed to have a financial interest in the operation of the Plans and the Implementation Agreements.

SECURITIES TRANSACTIONS
-----------------------

Decisions to buy and sell securities for the Funds and the placing of the Funds' securities transactions and negotiation of commission rates where applicable are made by the Sub-Advisor and are subject to review by the Advisor and the Board of Trustees of the Trust. In the purchase and sale of portfolio securities, the Sub-Advisor's primary objective will be to obtain the most favorable price and execution for a Fund, taking into account such factors as the overall direct net economic result to the Fund (including commissions, which may not be the lowest available but ordinarily should not be higher than the generally prevailing competitive range), the financial strength and stability of the broker, the efficiency with which the transaction will be effected, the ability to effect the transaction at all where a large block is involved and the availability of the broker or dealer to stand ready to execute possibly difficult transactions in the future.

Generally, the Funds attempt to deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, portfolio securities for the Funds may be purchased directly from the issuer. Because the portfolio securities of the Funds are generally traded on a net basis and transactions in such securities do not normally involve brokerage commissions, the cost of portfolio securities transactions of the Funds will consist primarily of dealer or underwriter spreads. No brokerage commissions have been paid by the Funds during the last three fiscal years.

The Sub-Advisor is specifically authorized to select brokers who also provide brokerage and research services to the Funds and/or other accounts over which the Sub-Advisor exercises investment discretion and to pay such brokers a commission in excess of the commission another broker would charge if the Sub-Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Sub-Advisor's overall responsibilities with respect to the Funds and to accounts over which it exercises investment discretion.

Research services include securities and economic analyses, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Funds and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Funds and the Sub-Advisor, it is not possible to place a dollar value on it. Research services furnished by brokers through whom the Funds effect securities transactions may be used by the Sub-Advisor in servicing all of its accounts and not all such services may be used by the Sub-Advisor in connection with the Funds.

The Funds have no obligation to deal with any broker or dealer in the execution of securities transactions. However, the Funds may effect securities transactions which are executed on a national securities exchange or transactions in the over-the-counter market conducted on an agency basis. No Fund will effect any brokerage transactions in its portfolio securities with an affiliated broker if such transactions would be unfair or unreasonable to its shareholders. Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers. Although the Funds do not anticipate any ongoing arrangements with other brokerage firms, brokerage business may be transacted from time to time with other firms. Affiliated broker-dealers of the Trust will not receive reciprocal brokerage business as a result of the brokerage business transacted by the Funds with other brokers.

Consistent with the conduct rules of the National Association of Securities Dealers, Inc., and such other policies as the Board of Trustees may determine, the Sub-Advisor may consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions. The Sub-Advisor will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

In certain instances there may be securities which are suitable for a Fund as well as for the Sub-Advisor's other clients. Investment decisions for a Fund and for the Sub-Advisor's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. However, it is believed that the ability of a Fund to participate in volume transactions will produce better executions for the Fund.

CODE OF ETHICS.
--------------

The Trust, the Advisor, the Sub-Advisor and Touchstone have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940 which permits Fund personnel to invest in securities for their own accounts. The Code of Ethics adopted by each of the Trust, the Advisor, the Sub-Advisor and Touchstone is on public file with, and is available from the Securities and Exchange Commission.

PORTFOLIO TURNOVER
------------------

The Sub-Advisor intends to hold the portfolio securities of the Money Market Funds to maturity and to limit portfolio turnover to the extent possible. Nevertheless, changes in a Fund's portfolio will be made promptly when determined to be advisable by reason of developments not foreseen at the time of the original investment decision, and usually without reference to the length of time a security has been held.

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund do not intend to purchase securities for short term trading; however, a security may be sold in anticipation of a market decline, or purchased in anticipation of a market rise and later sold. Securities will be purchased and sold in response to the Sub-Advisor's evaluation of an issuer's ability to meet its debt obligations in the future. A security may be sold and another purchased when, in0 the opinion of the Sub-Advisor, a favorable yield spread exists between specific issues or different market sectors.

A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds. The Sub-Advisor anticipates that the portfolio turnover rate for each Fund normally will not exceed 100%. A 100% turnover rate would occur if all of a Fund's portfolio securities were replaced once within a one year period.

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE
----------------------------------------------------

The share price (net asset value, "NAV") of the shares of the Money Market Funds is determined as of 12:00 noon and 4:00 p.m., Eastern time, on each day the Trust is open for business. The share price (NAV) and the public offering price (NAV plus applicable sales load) of the shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund are determined as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each day the Trust is open for business. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The Trust may also be open for business on other days in which there is sufficient trading in a Fund's portfolio securities that its NAV might be materially affected. For a description of the methods used to determine the share price and the public offering price, see "Pricing of Fund Shares" in the Prospectus.

Pursuant to Rule 2a-7 of the Investment Company Act of 1940, the Money Market Funds value their portfolio securities on an amortized cost basis. The use of the amortized cost method of valuation involves valuing an instrument at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value of a Money Market Fund is affected by any unrealized appreciation or depreciation of the portfolio. The Board of Trustees has determined in good faith that utilization of amortized cost is appropriate and represents the fair value of the portfolio securities of the Money Market Funds.

Pursuant to Rule 2a-7, each Money Market Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only securities having remaining maturities of thirteen months or less and invests only in United States dollar-denominated securities determined by the Board of Trustees to be of high quality and to present minimal credit risks. If a security ceases to be an eligible security, or if the Board of Trustees believes such security no longer presents minimal credit risks, the Trustees will cause the Fund to dispose of the security as soon as possible.

The maturity of a floating or variable rate instrument subject to a demand feature held by a Money Market Fund will be determined as follows, provided that the conditions set forth below are met. The maturity of a long-term floating rate instrument with a demand feature (or a participation interest in such a floating rate instrument) will be deemed to be the period of time remaining until the principal amount owed can be recovered through demand. The maturity of a short-term floating rate instrument with a demand feature (or a participation interest in such a floating rate instrument) will be one day. The maturity of a long-term variable rate instrument with a demand feature (or a participation interest in such a variable rate instrument) will be deemed to be the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount owed can be recovered through demand. The maturity of a short-term variable rate instrument with a demand feature (or a participation interest in such a variable rate instrument) will be deemed to be the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount owed can be recovered through demand.

The demand feature of each such instrument must entitle a Fund to receive the principal amount of the instrument plus accrued interest, if any, at the time of exercise and must be exercisable either (1) at any time upon no more than thirty days' notice or (2) at specified intervals not exceeding thirteen months and upon no more than thirty days' notice. Furthermore, the maturity of any such instrument may only be determined as set forth above as long as the instrument continues to receive a short-term rating in one of the two highest categories from any two nationally recognized statistical rating organizations ("NRSROs") (or from any one NRSRO if the security is rated by only that NRSRO) or, if not rated, is determined to be of comparable quality by the Sub-Advisor, under the direction of the Board of Trustees. However, an instrument having a demand feature other than an "unconditional" demand feature must have both a short-term and a long-term rating in one of the two highest categories from any two NRSROs (or from any one NRSRO if the security is rated by only that NRSRO) or, if not rated, to have been determined to be of comparable quality by the Sub-Advisor, under the direction of the Board of Trustees. An "unconditional" demand feature is one that by its terms would be readily exercisable in the event of a default on the underlying instrument.

The Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the price per share of the Money Market Funds as computed for the purpose of sales and redemptions at $1 per share. The procedures include review of each Fund's portfolio holdings by the Board of Trustees to determine whether a Fund's net asset value calculated by using available market quotations deviates more than one-half of one percent from $1 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Board of Trustees determines that such a deviation exists, it will take corrective action as it regards necessary and appropriate, including the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturities; withholding dividends; redemptions of shares in kind; or establishing a net asset value per share by using available market quotations. The Board of Trustees has also established procedures designed to ensure that each Fund complies with the quality requirements of Rule 2a-7.

While the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price a Money Market Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of a Money Market Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Money Market Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values and existing investors would receive less investment income. The converse would apply in a period of rising interest rates.

Tax-exempt portfolio securities are valued for the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund by an outside independent pricing service approved by the Board of Trustees. The service generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the portfolio securities. The Board of Trustees believes that timely and reliable market quotations are generally not readily available to the Funds for purposes of valuing tax-exempt securities and that valuations supplied by the pricing service are more likely to approximate the fair value of the tax-exempt securities.

If, in the Sub-Advisor's opinion, the valuation provided by the pricing service ignores certain market conditions affecting the value of a security, the Sub-Advisor will use (consistent with procedures established by the Board of Trustees) such other valuation as it considers to represent fair value. Valuations, market quotations and market equivalents provided to the Tax-Free

Intermediate Term Fund and the Ohio Insured Tax-Free Fund by pricing services will only be used when such use and the methods employed have been approved by the Board of Trustees. Valuations provided by pricing services or the Sub-Advisor may be determined without exclusive reliance on matrixes and may take into consideration appropriate factors such as bid prices, quoted prices, institution-size trading in similar groups of securities, yield, quality, coupon rates, maturity, type of issue, trading characteristics and other market data.

Because it is difficult to evaluate the likelihood of exercise or the potential benefit of a put attached to an obligation, it is expected that such puts will be determined to have a value of zero, regardless of whether any direct or indirect consideration was paid.

The Board of Trustees has adopted the policy for the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund which may be changed without shareholder approval, that the maturity of fixed rate or floating and variable rate instruments with demand features will be determined as follows. The maturity of each such fixed rate or floating rate instrument will be deemed to be the period of time remaining until the principal amount owed can be recovered through demand. The maturity of each such variable rate instrument will be deemed to be the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount owed can be recovered through demand.

Taxable securities, if any, held by the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

CHOOSING A SHARE CLASS
----------------------

TAX-FREE INTERMEDIATE TERM FUND AND OHIO INSURED TAX-FREE FUND

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund each offer three classes of shares: Class A, Class B and Class C shares. Each class represents an interest in the same portfolio of investments and has the same rights, but differs primarily in sales loads and distribution expense amounts. Shares of the Tax-Free Intermediate Term Fund purchased before February 1, 1994 are Class A shares. Shares of the Ohio Insured Tax-Free Fund purchased before
November 1, 1993 are Class A shares. Before choosing a class, you should consider the following factors, as well as any other relevant facts and circumstances:

The decision as to which class of shares is more beneficial to you depends on the amount of your investment, the intended length of your investment and the quality and scope of the value-added services provided by financial advisors who may work with a particular sales load structure as compensation for their services. If you qualify for reduced sales loads or, in the case of purchases of $1 million or more, no initial sales load, you may find Class A shares attractive. Moreover, Class A shares are subject to lower ongoing expenses than Class B or Class C shares over the term of the investment. As an alternative, Class B and Class C shares are sold without an initial sales load so more of the purchase price is immediately invested in a Fund. Any investment return on these investments may be partially or wholly offset by the higher annual expenses. However, because a Fund's future returns cannot be predicted, there can be no assurance that this would be the case.

When determining which class of shares to purchase, you may want to consider the services provided by your financial advisor and the compensation provided to these financial advisors under each share class. Touchstone works with many experienced and very qualified financial advisors throughout the country that may provide valuable assistance to you through ongoing education, asset allocation programs, personalized financial planning reviews or other services vital to your long-term success. Touchstone believes that these value-added services can greatly benefit you through market cycles and will work diligently with your chosen financial advisor.

Finally, you should consider the effect of contingent deferred sales loads and any conversion rights of each class in the context of your investment timeline. For example, Class C shares are generally subject to a significantly lower contingent deferred sales load upon redemption than Class B shares, however, unlike Class B shares, they do not convert to Class A shares after a stated period of time. Class C shares, therefore, are subject to a 1.00% annual 12b-1 fee for an indefinite period of time, while Class B shares will convert to Class A shares after approximately seven years and will be subject to only a .25% annual 12b-1 fee. Thus, Class B shares may be more attractive than Class C shares if you have a longer term investment outlook. On the other hand, if you are unsure of the length of time you intend to invest or the conversion feature is not attractive to you, you may wish to elect Class C shares.

Below is a chart comparing the sales loads and 12b-1 fees applicable to each class of shares:

                                                                CONVERSION
CLASS          SALES LOAD                        12b-1 FEE        FEATURE
--------------------------------------------------------------------------------
A    Maximum 4.75% initial sales load reduced       0.25%     None
     for purchases of $50,000 and over; shares
     sold without an initial sales load may be
     subject to a 1.00% contingent deferred sales
     load during first year if a commission was
     paid to a dealer
--------------------------------------------------------------------------------
B    Maximum 5.00% contingent deferred sales        1.00%     Class B Shares
     load during the first year which decreases               will automatically
     incrementally and is 0 after six years                   convert to Class A
                                                              shares after
                                                              approximately
                                                              seven years
--------------------------------------------------------------------------------
C    1.00% contingent deferred sales                1.00%     None
     load during first year.

If you are investing $1 million or more, it is generally more beneficial for you to buy Class A shares because there is no front-end sales load and the annual expenses are lower.

CLASS A SHARES

Class A shares are sold at NAV plus an initial sales load. In some cases, reduced initial sales loads for the purchase of Class A shares may be available, as described below. Investments of $1 million or more are not subject to a sales load at the time of purchase but may be subject to a contingent deferred sales load of 1.00% on redemptions made within 1 year after purchase if a commission was paid by Touchstone to a participating unaffiliated dealer. Class A shares are also subject to an annual 12b-1 distribution fee of up to .25% of a Fund's average daily net assets allocable to Class A shares.

The following table illustrates the initial sales load breakpoints for the purchase of Class A shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund for accounts opened after July 31, 1999:

                                      Percentage        Which          Dealer
                                     of Offering     Equals this    Reallowance
                                    Price Deducted    Percentage   as Percentage
                                      for Sales      of Your Net    of Offering
Amount of Investment                     Load         Investment       Price
--------------------                --------------   -----------   -------------
Less than $50,000                        4.75%           4.99%          4.00%
$50,000 but less than $100,000           4.50            4.72           3.75
$100,000 but less than $250,000          3.50            3.63           2.75
$250,000 but less than $500,000          2.95            3.04           2.25
$500,000 but less than $1,000,000        2.25            2.31           1.75
$1,000,000 or more                       None            None

The following table illustrates the initial sales load breakpoints for the purchase of Class A shares of the Ohio Insured Tax-Free Fund for accounts opened before August 1, 1999:

                                      Percentage        Which          Dealer
                                     of Offering     Equals this    Reallowance
                                    Price Deducted    Percentage   as Percentage
                                      for Sales      of Your Net    of Offering
Amount of Investment                     Load         Investment       Price
--------------------                --------------   -----------   -------------
Less than $100,000                       4.00%           4.17%          3.60%
$100,000 but less than $250,000          3.50            3.63           3.30
$250,000 but less than $500,000          2.50            2.56           2.30
$500,000 but less than $1,000,000        2.00            2.04           1.80
$1,000,000 or more                       None            None

The following table illustrates the initial sales load breakpoints for the purchase of Class A shares of the Tax-Free Intermediate Term Fund for accounts opened before August 1, 1999 and after January 31, 1995:

                                      Percentage        Which          Dealer
                                     of Offering     Equals this    Reallowance
                                    Price Deducted    Percentage   as Percentage
                                      for Sales      of Your Net    of Offering
Amount of Investment                     Load         Investment       Price
--------------------                --------------   -----------   -------------
Less than $100,000                       2.00%           2.04%          1.80%
$100,000 but less than $250,000          1.50            1.52           1.35
$250,000 but less than $500,000          1.00            1.01            .90
$500,000 but less than $1,000,000        0.75            0.76           0.65
$1,000,000 or more                       None            None

The following table illustrates the initial sales load breakpoints for the purchase of Class A shares of the Tax-Free Intermediate Term Fund for accounts opened before February 1, 1995:

                                      Percentage        Which          Dealer
                                     of Offering     Equals this    Reallowance
                                    Price Deducted    Percentage   as Percentage
                                      for Sales      of Your Net    of Offering
Amount of Investment                     Load         Investment       Price
--------------------                --------------   -----------   -------------
Less than $500,000                       1.00%           1.01%          1.00%
$500,000 but less than $1,000,000        0.75            0.76           0.75
$1,000,000 or more                       None            None

Under certain circumstances, Touchstone may increase or decrease the reallowance to selected dealers. In addition to the compensation otherwise paid to securities dealers, Touchstone may from time to time pay from its own resources additional cash bonuses or other incentives to selected dealers in connection with the sale of shares of the Funds. On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of a Fund and/or other funds in the Touchstone Family of Funds during a specific period of time. Such bonuses or incentives may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and other dealer-sponsored programs or events.

For initial purchases of Class A shares of $1 million or more and subsequent purchases further increasing the size of the account, participating unaffiliated dealers will receive first year compensation of up to 1.00% of such purchases from Touchstone. In determining a dealer's eligibility for such commission, purchases of Class A shares of the Funds may be aggregated with concurrent purchases of Class A shares of other funds in the Touchstone Family of Funds. Dealers should contact Touchstone for more information on the calculation of the dealer's commission in the case of combined purchases.

An exchange from other Touchstone Funds will not qualify for payment of the dealer's commission unless the exchange is from a Touchstone Fund with assets as to which a dealer's commission or similar payment has not been previously paid. No commission will be paid if the purchase represents the reinvestment of a redemption from a Fund made during the previous twelve months. Redemptions of Class A shares may result in the imposition of a contingent deferred sales load if the dealer's commission described in this paragraph was paid in connection with the purchase of such shares. See "Contingent Deferred Sales Load for Certain Purchases of Class A Shares" below.

REDUCED SALES LOAD. You may use the Right of Accumulation to combine the cost or current NAV (whichever is higher) of your existing Class A shares of any Touchstone Fund sold with a sales load with the amount of any current purchases of Class A shares in order to take advantage of the reduced sales loads set forth in the tables above. Purchases of Class A shares in any Touchstone load fund under a Letter of Intent may also be eligible for the reduced sales loads. The minimum initial investment under a Letter of Intent is $10,000. You should contact the transfer agent for information about the Right of Accumulation and Letter of Intent.

CONTINGENT DEFERRED SALES LOAD FOR CERTAIN PURCHASES OF CLASS A SHARES. A contingent deferred sales load is imposed upon certain redemptions of Class A shares of the Funds (or shares into which such Class A shares were exchanged) purchased at NAV in amounts totaling $1 million or more, if the dealer's commission described above was paid by Touchstone and the shares are redeemed within one year from the date of purchase. The contingent deferred sales load will be paid to Touchstone and will be equal to the commission percentage paid at the time of purchase as applied to the lesser of (1) the NAV at the time of purchase of the Class A shares being redeemed, or (2) the NAV of such Class A shares at the time of redemption. If a purchase of Class A shares is subject to the contingent deferred sales load, you will be notified on the confirmation you receive for your purchase. Redemptions of such Class A shares of the Funds held for at least one year will not be subject to the contingent deferred sales load.

CLASS B SHARES

Class B shares are sold at NAV without an initial sales load. Class B shares are subject to a contingent deferred sales charge if you redeem Class B shares within 6 years of their purchase. The contingent deferred sales charge will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the Class B shares being redeemed, or (2) the NAV of such Class B shares being redeemed. A contingent deferred sales charge will not be imposed upon redemptions of Class B shares held for at least seven years. The amount of sales charge will depend on how long you have held your shares, as set forth in the following table:

                                       CDSC as a
Year Since Purchase                  % of  Amount
   Payment Made                    Subject to Charge
----------------------------------------------------
First                                    5.00%
Second                                   4.00%
Third                                    3.00%
Fourth                                   2.00%
Fifth                                    1.00%
Sixth                                    1.00%
Seventh and thereafter*                  None

*Class B shares will automatically convert to Class A shares after they have been held for approximately 7 years.

Class B shares are subject to an annual 12b-1 fee of up to 1.00% of a Fund's average daily net assets allocable to Class B shares. Touchstone intends to pay a commission of 4.00% of the purchase amount to your broker at the time you purchase Class B shares.

CLASS C SHARES

Class C shares are sold at NAV, without an initial sales load and are subject to a contingent deferred sales load of 1.00% on redemptions of Class C shares made within one year of their purchase. The contingent deferred sales load will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the Class C shares being redeemed, or (2) the NAV of such Class C shares being redeemed. A contingent deferred sales load will not be imposed upon redemptions of Class C shares held for at least one year. Class C shares are subject to an annual 12b-1 fee of up to 1.00% of a Fund's average daily net assets allocable to Class C shares. Touchstone intends to pay a commission of 1.00% of the purchase amount to your broker at the time you purchase Class C shares.

ADDITIONAL  INFORMATION  ON THE  CONTINGENT  DEFERRED SALES LOAD.

The contingent deferred sales load is waived under the following circumstances:

o Any partial or complete redemption following death or disability (as defined in the Internal Revenue Code) of a shareholder (including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in which the deceased or disabled is named. Touchstone may require documentation prior to waiver of the load, including death certificates, physicians' certificates, etc.
o Redemptions from a systematic withdrawal plan. If the systematic withdrawal plan is based on a fixed dollar amount or number of shares, systematic withdrawal redemptions are limited to no more than 10% of your account value or number of shares per year, as of the date the Transfer Agent receives your request. If the systematic withdrawal plan is based on a fixed percentage of your account value, each redemption is limited to an amount that would not exceed 10% of your annual account value at the time of withdrawal.
o Redemptions from retirement plans qualified under Section 401 of the Internal Revenue Code. The contingent deferred sales charge will be waived for benefit payments made by Touchstone directly to plan participants. Benefit payments will include, but are not limited to, payments resulting from death, disability, retirement, separation from service, required minimum distributions (as described under IRC Section 401(a)(9)), in-service distributions, hardships, loans and qualified domestic relations orders. The contingent deferred sales load waiver will not apply in the event of termination of the plan or transfer of the plan to another financial institution.

All sales loads imposed on redemptions are paid to Touchstone. In determining whether the contingent deferred sales load is payable, it is assumed that shares not subject to the contingent deferred sales load are the first redeemed followed by other shares held for the longest period of time. The contingent deferred sales load will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

The following example will illustrate the operation of the contingent deferred sales load. Assume that you open an account and purchase 1,000 shares at $10 per share and that six months later the NAV per share is $12 and, during such time, you have acquired 50 additional shares through reinvestment of distributions. If at such time you should redeem 450 shares (proceeds of $5,400), 50 shares will not be subject to the load because of dividend reinvestment. With respect to the remaining 400 shares, the load is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $4,000 of the $5,400 redemption proceeds will be charged the load. At the rate of 5.00%, the contingent deferred sales load would be $200 for redemptions of Class B shares. At the rate of 1.00%, the contingent deferred sales load would be $40 for redemptions of Class C shares. In determining whether an amount is available for redemption without incurring a deferred sales load, the purchase payments made for all Class C shares in your account are aggregated.

The following example will illustrate the operation of the contingent deferred sales load for Class B shares. Assume that you open an account and purchase
1,000 shares at $10 per share and that twenty-eight months later the NAV per share is $14 and, during such time, you have acquired (a) 150 additional shares through reinvestment of distributions and (b) 500 shares through purchases at $11 per share during the second year. If at such time you should redeem 1450 shares (proceeds of $20,300), 150 shares will not be subject to the load because of dividend reinvestment. With respect to the remaining 1300 shares, the load is applied only to the (a) original cost of $10 per share for the first 1000 shares and not to the increase in net asset value of $4 per share and (b) to the original cost of $11 per share for the next 300 shares and not to the increase in net asset value of $3 per share. Therefore, $18,200 of the $20,300 redemption proceeds will be charged the load. Since this redemption is in the third year of the contingent deferred sales load schedule, (a) the 1000 shares will be at the rate of 3.00% and the contingent deferred sales load would be $300 and (b) the 300 shares will be at the rate of 4.00% and the contingent deferred sales load would be $132. After this transaction is completed, the account has 200 shares remaining with an initial purchase value of $11 per share and these shares are in the second year of the contingent deferred sales load schedule.

OTHER PURCHASE INFORMATION

Additional information with respect to certain types of purchases of Class A shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is set forth below.

AGGREGATION. Sales charge discounts are available for certain aggregated investments. Investments which may be aggregated include those made by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own accounts. Individual purchases by trustees or other fiduciaries may also be aggregated if the investments are: (1) for a single trust estate or fiduciary account; or (2) for a common trust fund or other pooled account not specifically formed for the purpose of accumulating Fund shares. Purchases made for nominee or street name accounts (securities held in the name of a dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

CONCURRENT PURCHASES. To qualify for a reduced sales charge, you may combine concurrent purchases of Class A shares of two or more Funds (other than a money market fund). For example, if you concurrently invest $25,000 in Class A shares of one Fund and $25,000 in Class A shares of another Fund, the sales charge would be reduced to reflect a $50,000 purchase.

RIGHT OF ACCUMULATION. A purchaser of Class A shares of a Fund has the right to combine the cost or current net asset value (whichever is higher) of his existing Class A shares of the load funds distributed by Touchstone with the amount of his current purchases in order to take advantage of the reduced sales loads set forth in the table in the Prospectus. The purchaser or his dealer must notify the Transfer Agent that an investment qualifies for a reduced sales load. The reduced load will be granted upon confirmation of the purchaser's holdings by the Transfer Agent. A purchaser includes an individual and his immediate family members, purchasing shares for his or their own account; or a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved; or employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases; or an organized group, provided that the purchases are made through a central administration, or a single dealer, or by other means which result in economy of sales effort or expense (the "Purchaser").

LETTER OF INTENT. The reduced sales loads set forth in the table in the Prospectus may also be available to any Purchaser of Class A shares of a Fund who submits a Letter of Intent to the Transfer Agent. The Letter must state an intention to invest within a thirteen month period in Class A shares of any load fund distributed by Touchstone a specified amount which, if made at one time, would qualify for a reduced sales load. A Letter of Intent may be submitted with a purchase at the beginning of the thirteen month period or within ninety days of the first purchase under the Letter of Intent. Upon acceptance of this Letter, the Purchaser becomes eligible for the reduced sales load applicable to the level of investment covered by such Letter of Intent as if the entire amount were invested in a single transaction.

The Letter of Intent is not a binding obligation on the Purchaser to purchase, or the Trust to sell, the full amount indicated. During the term of a Letter of Intent, shares representing 5% of the intended purchase will be held in escrow. These shares will be released upon the completion of the intended investment. If the Letter of Intent is not completed during the thirteen month period, the applicable sales load will be adjusted by the redemption of sufficient shares held in escrow, depending upon the amount actually purchased during the period. The minimum initial investment under a Letter of Intent is $10,000.

A ninety-day backdating period can be used to include earlier purchases at the Purchaser's cost (without a retroactive downward adjustment of the sales charge). The thirteen month period would then begin on the date of the first purchase during the ninety-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the Letter of Intent. The Purchaser or his dealer must notify the Transfer Agent that an investment is being made pursuant to an executed Letter of Intent.

WAIVER OF SALES CHARGE. Sales charges do not apply to shares of the Funds purchased:

1. By registered representatives or other employees (and their immediate family members) of broker/dealers, banks or other financial institutions having agreements with Touchstone.
2. By any director, officer or other employee (and their immediate family members) of The Western and Southern Life Insurance Company or any of its affiliates or any portfolio advisor or service provider to the Trust.
3. By clients of an investment advisor or financial planner who has made appropriate arrangements with the Trust or Touchstone.
4. In accounts as to which a broker-dealer charges an asset management fee, provided the broker-dealer has an agreement with Touchstone.
5. As part of certain promotional programs established by the Fund and/or Touchstone.
6. By one or more members of a group of persons engaged in a common business, profession, civic or charitable endeavor or other activity and retirees and immediate family members of such persons pursuant to a marketing program between Touchstone and such group.
7. By banks, bank trust departments, savings and loan associations and federal and state credit unions.
8.   Through Processing Organizations described in the Prospectus.
9. Using the proceeds of a redemption from an unaffiliated mutual fund (see below).

Immediate family members are defined as the spouse, parents, siblings, natural or adopted children, mother-in-law, father-in-law, brother-in-law and sister-in-law of a director, officer or employee. The term "employee" is deemed to include current and retired employees.

Exemptions must be qualified in advance by Touchstone. Your financial advisor should call Touchstone for more information.

WAIVER OF MINIMUM INVESTMENT REQUIREMENTS. The minimum and subsequent investment requirements for purchases in the Funds may not apply to:

1. Any director, officer or other employee (and their immediate family members) of The Western and Southern Life Insurance Company or any of its affiliates or any portfolio advisor or service provider to the Trust.
2. Any employee benefit plan which is provided administrative services by a third-party administrator that has entered into a special service arrangement with Touchstone.

REINVESTMENT OF PROCEEDS FROM OTHER MUTUAL FUNDS. You may purchase shares of the Funds at NAV when the payment for your investment represents the proceeds from the redemption of shares of any other mutual fund which has a front-end sales load and is not distributed by Touchstone. Your investment will qualify for this provision if the purchase price of the shares of the other fund included a sales load and the redemption occurred within 1 year of the purchase of such shares and no more than 60 days prior to your purchase of shares of a Fund. To make a purchase at NAV under this arrangement, you must submit a copy of the confirmations (or similar evidence) showing the purchase and redemption of shares of the other fund. Your payment may be made with the redemption check from the other mutual fund, endorsed to the order of the Touchstone Family of Funds. The redemption of shares of the other fund is, for federal income tax purposes, a sale on which you may realize a gain or loss.

OTHER INFORMATION. The Trust does not impose a front-end sales load or imposes a reduced sales load in connection with purchases of shares of a Fund made under the reinvestment privilege, purchases through exchanges and other purchases which qualify for a reduced sales load as described herein because such purchases require minimal sales effort by Touchstone. Purchases made at NAV may be made for investment only, and the shares may not be resold except through redemption by or on behalf of the Trust.

TAXES
-----

The Prospectus describes generally the tax treatment of distributions by the Funds. This section of the Statement of Additional Information includes additional information concerning federal and state taxes.

Each Fund has qualified and intends to qualify annually for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. To so qualify a Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, or certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies; and (ii) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met:
(a) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities (for this purpose such other securities will qualify only if the Fund's investment is limited in respect to any issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's assets is invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

Each Fund intends to invest in sufficient obligations so that it will qualify to pay, for federal income tax purposes, "exempt-interest dividends" (as defined in the Internal Revenue Code) to shareholders. A Fund's dividends payable from net tax-exempt interest earned from tax-exempt obligations will qualify as exempt-interest dividends for federal income tax purposes if, at the close of each quarter of the taxable year of the Fund, at least 50% of the value of its total assets consists of tax-exempt obligations. The percentage of income that is exempt from federal income taxes is applied uniformly to all distributions made during each calendar year. This percentage may differ from the actual tax-exempt percentage during any particular month.

Interest on "specified private activity bonds," as defined by the Tax Reform Act of 1986, is an item of tax preference possibly subject to the alternative minimum tax (at the rate of 26% to 28% for individuals and 20% for corporations). The Funds may invest in such "specified private activity bonds" subject to the requirement that each Fund invest its assets so that at least 80% of its annual income will be exempt from federal income tax, including the alternative minimum tax. The Tax Reform Act of 1986 also created a tax preference for corporations equal to one-half of the excess of adjusted net book income over alternative minimum taxable income. As a result, one-half of tax-exempt interest income received from the Funds may be a tax preference for corporate investors.

Each Fund intends to invest primarily in obligations with interest income exempt from federal income taxes. To the extent possible, the Ohio Insured Tax-Free Fund and the Ohio Tax-Free Money Fund intend to invest primarily in obligations the income from which is exempt from Ohio personal income tax, the California Tax-Free Money Fund intends to invest primarily in obligations the income from which is exempt from California income tax and the Florida Tax-Free Money Fund intends to invest primarily in obligations the value of which is exempt from the Florida intangible personal property tax. Distributions from net investment income and net realized capital gains, including exempt-interest dividends, may be subject to state taxes in other states.

Under the Internal Revenue Code, interest on indebtedness incurred or continued to purchase or carry shares of investment companies paying exempt-interest dividends, such as the Funds, will not be deductible by the investor for federal income tax purposes. Shareholders should consult their tax advisors as to the application of these provisions.

Shareholders receiving Social Security benefits may be subject to federal income tax (and perhaps state personal income tax) on a portion of those benefits as a result of receiving tax-exempt income (including exempt-interest dividends distributed by the Funds). In general, the tax will apply to such benefits only in cases where the recipient's provisional income, consisting of adjusted gross income, tax-exempt interest income and 50% of any Social Security benefits, exceeds a base amount ($25,000 for single individuals and $32,000 for individuals filing a joint return). In such cases, the tax will be imposed on the lesser of 50% of the recipient's Social Security benefits or the excess of provisional income over the base amount. A second tier of inclusion rules for high-income social security recipients has been added for tax years beginning after 1993. These new rules apply to taxpayers who have provisional income over $44,000 (married filing jointly) or $34,000 (single). For these taxpayers, the amount of benefit subject to tax is the lesser of (1) 85% of the social security benefit received or (2) 85% of the excess of the taxpayer's provisional income over $44,000 (married filing jointly) or $34,000 (single) plus the smaller of
(a) $6,000 (married filing jointly) or $4,500 (single) or (b) the amount taxable under the 50% inclusion rules described above. Shareholders receiving Social Security benefits may wish to consult their tax advisors.

All or a portion of the sales load incurred in purchasing Class A shares of each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund will not be included in the federal tax basis of any of such shares sold within 90 days of their purchase (for the purpose of determining gain or loss upon the sale of such shares) if the sales proceeds are reinvested in any other fund of the Touchstone Family of FundS and a sales load that would otherwise apply to the reinvestment is reduced or eliminated because the sales proceeds were reinvested in a Touchstone fund. The portion of the sales load so excluded from the tax basis of the shares sold will equal the amount by which the sales load that would otherwise be applicable upon the reinvestment is reduced. Any portion of such sales load excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.

A Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. As of June 30, 2000, the Funds had the following capital loss carryforwards for federal income tax purposes.

                                    Amount   Expires June 30
                                    ------   ---------------
Tax-Free Money Fund                $    409        2003
                                        564        2004
                                      2,865        2008

California Tax-Free Money Fund     $    447        2007

Ohio Tax-Free Money Fund           $     90        2004
                                      2,952        2008

Florida Tax-Free Money Fund        $  4,527        2007
                                      6,777        2008

Tax-Free Intermediate Term Fund    $313,244        2004

Ohio Insured Tax-Free Fund         $ 35,418        2008

A federal excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its net capital gains recognized during the one year period ending on October 31 of the calendar year plus undistributed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax.

The Trust is required to withhold and remit to the U.S. Treasury a portion (31%) of dividend income on any account unless the shareholder provides a taxpayer identification number and certifies that such number is correct and that the shareholder is not subject to backup withholding.

REDEMPTION IN KIND
------------------

Under unusual circumstances, when the Board of Trustees deems it in the best interests of a Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value. If any such redemption in kind is to be made, each Fund intends to make an election pursuant to Rule 18f-1 under the Investment Company Act of 1940. This election will require the Funds to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Fund during any 90 day period for any one shareholder. Should payment be made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash. Portfolio securities which are issued in an in-kind redemption will be readily marketable.

HISTORICAL PERFORMANCE INFORMATION
----------------------------------

Yield quotations on investments in the Money Market Funds are provided on both a current and an effective (compounded) basis. Current yields are calculated by determining the net change in the value of a hypothetical account for a seven calendar day period (base period) with a beginning balance of one share, dividing by the value of the account at the beginning of the base period to obtain the base period return, multiplying the result by (365/7) and carrying the resulting yield figure to the nearest hundredth of one percent. Effective yields reflect daily compounding and are calculated as follows: Effective yield = (base period return + 1)365/7 - 1. For purposes of these calculations, no effect is given to realized or unrealized gains or losses (the Money Market Funds do not normally recognize unrealized gains and losses under the amortized cost valuation method). The Tax-Free Money Fund's current and effective yields for the seven days ended June 30, 2000 were 3.87% and 3.94%, respectively. The Ohio Tax-Free Money Fund's current and effective yields for the seven days ended June 30, 2000 were 3.85% and 3.92%, respectively, for Class A shares and 4.10% and 4.18%, respectively, for Class B shares. The California Tax-Free Money Fund's current and effective yields for the seven days ended June 30, 2000 were 3.62% and 3.69%, respectively. The Florida Tax-Free Money Fund's current and effective yields for the seven days ended June 30, 2000 were 3.61% and 3.67%.

The Money Market Funds may also quote a tax-equivalent current or effective yield, computed by dividing that portion of a Fund's current or effective yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield that is not tax-exempt. Based on the highest marginal federal income tax rate for individuals (39.6%), the Tax-Free Money Fund's tax-equivalent current and effective yields for the seven days ended June 30, 2000 were 6.41% and 6.52%, respectively. Based on the highest combined marginal federal and Ohio income tax rate for individuals (44.13%), the Ohio Tax-Free Money Fund's tax-equivalent current and effective yields for the seven days ended June 30, 2000 were 6.89% and 7.02%, respectively, for Class A shares and 7.34% and 7.48%, respectively, for Class B shares. Based on the highest combined marginal federal and California income tax rate for individuals (45.22%), the California Tax-Free Money Fund's tax-equivalent current and effective yields for the seven days ended June 30, 2000 were 6.61% and 6.74%, respectively. Based on the highest marginal federal income tax rate for individuals (39.6%), the Florida Tax-Free Money Fund's tax-equivalent current and effective yields for the seven days ended June 30, 2000 were 3.61% and 3.67%.

From time to time, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may advertise average annual total return. Average annual total return quotations will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         n
                                P (1 + T)  = ERV
Where:
P =   a hypothetical initial payment of $1,000
T =   average annual total return
n =   number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 and 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof)

The calculation of average annual total return assumes the reinvestment of all dividends and distributions. The calculation also assumes the deduction of the current maximum sales load from the initial $1,000 payment. If a Fund (or class) has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated. The average annual total returns of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund for the periods ended June 30, 2000 are as follows:

Tax-Free Intermediate Term Fund (Class A)
1 year                                           -2.13%
5 years                                           3.21%
10 years                                          5.06%

Tax-Free Intermediate Term Fund (Class C)
1 year                                            0.61%
5 years                                           3.25%
Since inception (February 1, 1994)                2.88%

Ohio Insured Tax-Free Fund (Class A)
1 year                                           -2.27%
5 years                                           3.73%
10 years                                          5.71%

Ohio Insured Tax-Free Fund (Class C)
1 year                                            0.48%
5 years                                           3.74%
Since inception (November 1, 1993)                3.25%

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. This computation does not include the effect of the applicable front-end or contingent deferred sales load which, if included, would reduce total return. The total returns of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund as calculated in this manner for each of the last ten fiscal years (or since inception) are as follows:

                                                Ohio         Ohio
                  Tax-Free       Tax-Free       Insured      Insured
                  Intermediate   Intermediate   Tax-Free     Tax-Free
                  Term Fund      Term Fund      Fund         Fund
Period Ended      Class A        Class C        Class A      Class C
                  -------        -------        -------      -------
June 30, 1991       7.38%                        7.98%
June 30, 1992       8.78%                       11.55%
June 30, 1993      10.75%                       12.24%
June 30, 1994       1.70%        -3.40%(1)      -0.41%       -4.01%(2)
June 30, 1995       6.36%         5.82%          7.75%        7.31%
June 30, 1996       4.51%         4.00%          5.05%        4.44%
June 30, 1997       6.19%         5.49%          7.36%        6.65%
June 30, 1998       5.63%         4.85%          7.03%        6.24%
June 30, 1999       2.07%         1.40%          1.81%        1.05%
June 30, 2000       2.75%         1.88%          2.60%        1.75%

(1)  From date of initial public offering on February 1, 1994.
(2)  From date of initial public offering on November 1, 1993.

A nonstandardized quotation may also indicate average annual compounded rates of return without including the effect of the applicable front-end or contingent deferred sales load or over periods other than those specified for average annual total return. The average annual compounded rates of return for Class A shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund (excluding sales loads) for the periods ended June 30, 2000 are as follows:

TAX-FREE INTERMEDIATE TERM FUND (CLASS A)
1 Year                                      2.75%
3 Years                                     3.47%
5 Years                                     4.22%
10 Years                                    5.57%
Since inception (September 10, 1981)        5.98%

OHIO INSURED TAX-FREE FUND (CLASS A)
1 Year                                      2.60%
3 Years                                     3.79%
5 Years                                     4.75%
10 Years                                    6.22%
Since inception (April 1, 1985)             7.22%

A nonstandardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

From time to time,  the  Tax-Free  Intermediate  Term Fund and the Ohio Insured
Tax-Free Fund may advertise their yield and tax-equivalent yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                                 6
                          Yield = 2[(a-b)/cd + 1)  - 1]
Where:
a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d = the maximum offering price per share on the last day of the period

Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). The yields of Class A and Class C shares of the Tax-Free Intermediate Term Fund for June 2000 were 4.20% and 3.62%, respectively. The yields of Class A and Class C shares of the Ohio Insured Tax-Free Fund for June 2000 were 4.81% and 4.25%, respectively. Tax-equivalent yield is computed by dividing that portion of a Fund's yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax-exempt. Based on the highest marginal federal income tax rate for individuals (39.6%), the tax-equivalent yields of Class A and Class C shares of the Tax-Free Intermediate Term Fund for June 2000 were 6.95% and 5.99%, respectively. Based on the highest combined marginal federal and Ohio income tax rate for individuals (44.13%), the tax-equivalent yields of Class A and Class C shares of the Ohio Insured Tax-Free Fund for June 2000 were 8.61% and 7.61%, respectively.

The performance quotations described above are based on historical earnings and are not intended to indicate future performance. Yield quotations are computed separately for Retail and Institutional shares of the Ohio Tax-Free Money Fund. The yield of Institutional shares is expected to be higher than the yield of Retail shares due to the distribution fees imposed on Retail shares. Average annual total return and yield are computed separately for Class A, Class B and Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund. The yield of Class A shares is expected to be higher than the yield of Class B and Class C shares due to the higher distribution fees imposed on Class B and Class C shares.

To help investors better evaluate how an investment in a Fund might satisfy their investment objective, advertisements regarding each Fund may discuss various measures of Fund performance, including current performance ratings and/or rankings appearing in financial magazines, newspapers and publications which track mutual fund performance. Advertisements may also compare performance to performance as reported by other investments, indices and averages. When advertising current ratings or rankings, the Funds may use the following publications or indices to discuss or compare Fund performance:

iMoneyNet Inc.'s Money Fund Report provides a comparative analysis of performance for various categories of money market funds. The Tax-Free Money Fund may compare performance rankings with money market funds appearing in the Tax-Free Stockbroker & General Purpose Funds category. In addition, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund may compare performance rankings with money market funds appearing in the Tax-Free State Specific Stockbroker & General Purpose Funds categories.

Lipper Fixed Income Fund Performance Analysis measures total return and average current yield for the mutual fund industry and ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales loads. The Tax-Free Money Fund may provide comparative performance information appearing in the Tax-Exempt Money Market Funds category, the Ohio Tax-Free Money Fund may provide comparative performance information appearing in the Ohio Tax-Exempt Money Market Funds category, the California Tax-Free Money Fund may provide comparative performance information appearing in the California Tax-Exempt Money Market Funds category and the Florida Tax-Free Money Fund may provide comparative performance information appearing in the Other States Tax-Exempt Money Market Funds category. The Tax-Free Intermediate Term Fund may provide comparative performance information appearing in the Intermediate (5-10 year) Municipal Debt Funds category and the Ohio Insured Tax-Free Fund may provide comparative performance information appearing in the Ohio Municipal Debt Funds category.

In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Funds' portfolios, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Funds to calculate their performance. In addition, there can be no assurance that the Funds will continue this performance as compared to such other averages.

PRINCIPAL SECURITY HOLDERS
--------------------------

As of April 6, 2001, the following shareholders held over 5% of the outstanding shares of a Fund (or class):

* May be deemed to control the Fund (or class) due to record ownership of 25% or more of the outstanding shares as of April 6, 2001.

As of April 6, 2001, [the Trustees and officers of the Trust as a group owned of record and beneficially less than 1% of the outstanding shares of the Trust and of each Fund (or class).]

CUSTODIAN
---------

The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio, has been retained to act as Custodian for investments of the Tax-Free Money Fund, the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Fund and the California Tax-Free Money Fund. The Fifth Third Bank acts as each Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties. As compensation, The Fifth Third Bank receives from each Fund a base fee at the annual rate of .005% of average net assets (subject to a minimum annual fee of $1,500 per Fund and a maximum fee of $5,000 per Fund) plus transaction charges for each security transaction of the Funds.

The Huntington Trust Company, N.A., 41 South High Street, Columbus, Ohio, has been retained to act as Custodian for investments of the Florida Tax-Free Money Fund. The Huntington Trust Company, N.A. acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties. As compensation, The Huntington Trust Company receives a fee at the annual rate of .026% of the Fund's average net assets.

INDEPENDENT AUDITORS
--------------------

The firm of Ernst & Young LLP, 250 East Fifth Street, Cincinnati, Ohio, has been selected as independent auditors for the Trust for the fiscal year ending June 30, 2001. Ernst & Young performs an annual audit of the Trust's financial statements and advises the Funds on certain accounting matters. Prior to the fiscal year ending June 30, 2000 another accounting firm served as independent auditors of the Trust.

TRANSFER AGENT
--------------

The Trust's transfer agent, Integrated Fund Services, Inc. ("IFS"), maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. IFS is an affiliate of the Advisor, the Sub-Advisor and Touchstone by reason of common ownership. IFS receives for its services as transfer agent a fee payable monthly at an annual rate of $25 per account from each of the Money Market Funds and $21 per account from each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, provided, however, that the minimum fee is $1,000 per month for each class of shares of a Fund. In addition, the Funds pay out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines.

IFS also provides accounting and pricing services to the Trust. For calculating daily net asset value per share and maintaining such books and records as are necessary to enable IFS to perform its duties, the Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund each pay IFS a fee in accordance with the following schedule:

           ASSET SIZE OF FUND                            MONTHLY FEE
           ------------------                            -----------

           $0 - $50,000,000                                   $2,500
           $50,000,000 - $100,000,000                         $3,000
           $100,000,000 - $200,000,000                        $3,500
           $200,000,000 - $300,000,000                        $4,000
           Over $300,000,000                                  $5,000*

The Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund and the Ohio Tax-Free Money Fund each pay IFS a fee in accordance with the following schedule:

           ASSET SIZE OF FUND                            MONTHLY FEE
           ------------------                            -----------

           $0 - $50,000,000                                   $3,500
           $50,000,000 - $100,000,000                         $4,000
           $100,000,000 - $200,000,000                        $4,500
           $200,000,000 - $300,000,000                        $5,000
           Over $300,000,000                                  $6,000

* Subject to an additional fee of .001% of average daily net assets in excess of $300 million.

In addition, each Fund pays all costs of external pricing services.

IFS is retained by the Advisor to assist the Advisor in providing administrative services to the Funds. In this capacity, IFS supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. IFS supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these administrative services, IFS receives a fee from the Advisor. The Advisor is solely responsible for the payment of these administrative fees to IFS, and IFS has agreed to seek payment of such fees solely from the Advisor.

TAX EQUIVALENT YIELD TABLES
---------------------------

The tax equivalent yield tables illustrate approximately the yield an individual investor must earn on taxable investments to equal a tax-exempt yield in various income tax brackets.

TAX-FREE MONEY FUND, TAX-FREE INTERMEDIATE TERM FUND AND FLORIDA TAX-FREE MONEY FUND TABLE. The table on the following page shows the approximate taxable yields for individuals that are equivalent to tax-exempt yields under marginal federal 2000 income tax rates. No adjustments have been made for state or local taxes.

OHIO INSURED TAX-FREE FUND AND OHIO TAX-FREE MONEY FUND TABLE. The table on the following page shows the approximate taxable yields for individuals that are equivalent to tax-exempt yields under combined marginal federal and Ohio 2000 income tax rates. Where more than one state bracket falls within a federal bracket, the highest state tax bracket has been combined with the federal bracket. The combined marginal state and federal tax brackets shown reflect the fact that state income tax payments are currently deductible for federal tax purposes.

CALIFORNIA TAX-FREE MONEY FUND TABLE. The table on the following page shows the approximate taxable yields for individuals that are equivalent to tax-exempt yields under combined marginal federal and California 2000 income tax rates. Where more than one state bracket falls within a federal bracket, the highest state tax bracket has been combined with the federal bracket. The combined marginal state and federal tax brackets shown reflect the fact that state income tax payments are currently deductible for federal tax purposes.

For federal income tax purposes, the total amount otherwise allowable as a deduction for personal exemptions in computing taxable income is reduced by 2% for each $2,500 (or fraction of that amount) by which the taxpayer's adjusted gross income exceeds $124,500 (single return) or $186,800 (joint return). In addition, the total amount otherwise allowable as itemized deductions in computing taxable income is reduced by 3% of the amount by which the taxpayer's adjusted gross income exceeds $124,500. The tax equivalent yield tables have not been adjusted to reflect the impact of these adjustments to taxable income.

TAX-FREE MONEY FUND, TAX-FREE INTERMEDIATE TERM FUND
AND FLORIDA TAX-FREE MONEY FUND
                           Tax-Exempt Yield
                           ----------------

               3.0%   3.5%    4.0%   4.5%    5.0%   5.5%
Federal
Tax Bracket*             Tax Equivalent Yield
                         --------------------

15%           3.53%   4.12%   4.71%  5.29%   5.88%   6.47
28%            4.17   4.86    5.56   6.25     6.94   7.64
31%            4.35   5.07    5.80   6.52     7.25   7.97
36%            4.69   5.47    6.25   7.03     7.81   8.59
39.6%          4.97   5.79    6.62   7.45     8.28   9.11

OHIO INSURED TAX-FREE FUND
OHIO TAX-FREE MONEY FUND
                             Tax-Exempt Yield
                             ----------------
Combined
Ohio and       3.0%   3.5%    4.0%    4.5%    5.0%   5.5%
Federal
Tax Bracket*              Tax Equivalent Yield
                          --------------------

18.788%       3.69%   4.31%   4.93%   5.54%   6.16%  6.77
31.745%       4.40    5.13    5.86    6.59    7.33   8.06
35.761%       4.67    5.45    6.23    7.01    7.78   8.56
40.800%       5.07    5.91    6.76    7.60    8.45   9.29
44.130%       5.37    6.26    7.16    8.05    8.95   9.84

CALIFORNIA TAX-FREE MONEY FUND
                           Tax-Exempt Yield
                           ----------------
Combined
California and 3.0%   3.5%   4.0%    4.5%    5.0%    5.5%
Federal
Tax Bracket*              Tax Equivalent Yield
                          --------------------

20.100%       3.75%   4.38%   5.01%  5.63%   6.26%   6.88
34.696%        4.59   5.36    6.13   6.89    7.66    8.42
37.417%        4.79   5.59    6.39   7.19    7.99    8.79
41.952%        5.17   6.03    6.89   7.75    8.61    9.47
45.217%        5.48   6.39    7.30   8.21    9.13   10.04

*Tax Brackets                                        Combined    Combined
-------------                                        Ohio and    California and
                                          Federal    Federal     Federal
Single             Joint                  Tax        Tax         Tax
Return             Return                 Bracket    Bracket     Bracket
------             ------                 -------    -------     -------

Not over $26,250   Not Over $43,850       15%        18.788%     20.100%
$26,250-$63,550    $43,850-$105,950       28%        31.745%     34.696%
$63,550-$132,600   $105,950-$161,450      31%        35.761%     37.417%
$132,600-$288,350  $161,450-$288,350      36%        40.800%     41.952%
Over $288,350      Over $288,350          39.6%      44.130%     45.217%

FINANCIAL STATEMENTS
--------------------

The financial statements as of June 30, 2000 appear in the Trust's annual report which is attached to this Statement of Additional Information. The financial statements for the six month period ended December 31, 2000 appear in the Trust's semiannual report which is attached to this Statement of Additional Information. The Trust's annual report was audited by Ernst & Young LLP. The semiannual report is unaudited.




                         ANNUAL
                         REPORT

                  June 30, 2000


            Tax-Free Money Fund

 California Tax-Free Money Fund

       Ohio Tax-Free Money Fund

    Florida Tax-Free Money Fund

Tax-Free Intermediate Term Fund

     Ohio Insured Tax-Free Fund

-

TABLE OF CONTENTS
================================================================================
                                                                            Page
--------------------------------------------------------------------------------
Management Discussion and Analysis                                           4-6
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                         7-9
--------------------------------------------------------------------------------
Statements of Operations                                                   10-12
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                        13-15
--------------------------------------------------------------------------------
Financial Highlights                                                       16-22
--------------------------------------------------------------------------------
Notes to Financial Statements                                              23-31
--------------------------------------------------------------------------------
Portfolios of Investments:
--------------------------------------------------------------------------------
     Tax-Free Money Fund                                                   32-33
--------------------------------------------------------------------------------
     California Tax-Free Money Fund                                        34-36
--------------------------------------------------------------------------------
     Ohio Tax-Free Money Fund                                              37-41
--------------------------------------------------------------------------------
     Florida Tax-Free Money Fund                                           42-43
--------------------------------------------------------------------------------
     Tax-Free Intermediate Term Fund                                       44-46
--------------------------------------------------------------------------------
     Ohio Insured Tax-Free Fund                                            47-49
--------------------------------------------------------------------------------
Notes to Portfolios of Investments                                            50
--------------------------------------------------------------------------------
Results of Special Meeting of Shareholders                                    51
--------------------------------------------------------------------------------
Report of Independent Auditors                                                52
--------------------------------------------------------------------------------

                           TOUCHSTONE FAMILY OF FUNDS
                                       ---
                                        2
                                       ---

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

OVERVIEW

The past year proved to be one of superlatives for the economy. Growth remained impressive with the current expansion marking its ninth anniversary. Strong job growth, rising incomes and a continuation of the bull market in stocks provided the impetus for rising consumption. The housing market experienced record growth, and with consumer confidence at historically high levels, retail sales were robust. Commodity prices, most notably oil, and wages began to move higher prompting concern that inflation would be on the rise. The combination of accelerating economic growth and heightened inflation fears forced the Fed into action. The Fed began tapping the brakes at the end of the second quarter of 1999, and over the course of the next twelve months raised the fed funds rate a total of 1.75% bringing it to 6.50%.

Interest rates rose and the Treasury curve "flattened" in response to tighter monetary policy. In February 2000 the Treasury announced that the issuance of long-term Treasury debt would be reduced and that it would begin to buy back Treasury debt further reducing outstanding supply. The combination of the Fed raising interest rates and the Treasury buyback program caused an inversion of the yield curve with short-term Treasuries yielding more than longer-term issues. Strong demand for Treasuries caused other sectors of the bond market to perform poorly as yield spreads in these sectors widened out relative to Treasury securities. Municipals were negatively impacted as well and long term municipal bonds were soon trading at yields nearly equal to comparable maturity Treasury securities. Limited new issue supply and attractive yields, however, caused investors to step up their demand for municipal bonds helping the municipal sector to perform quite well during the first and second quarters of 2000.

TAX-FREE INTERMEDIATE TERM FUND

The Tax-Free Intermediate Term Fund seeks high current income exempt from federal income tax, consistent with the protection of capital, by investing primarily in high-grade municipal obligations maturing within twenty years or less with a dollar-weighted average portfolio maturity under normal conditions of between three and ten years. To the extent consistent with the Fund's primary objective, capital appreciation is a secondary objective. For the fiscal year ended June 30, 2000, the Fund's total returns (excluding the impact of applicable sales loads) were 2.75% and 1.88% for Class A and Class C shares, respectively. The Lehman Brothers 5-Year Municipal G.O. Bond Index returned 3.66% during the same period.

Our objective in managing the Tax-Free Intermediate Term Fund remains to maximize the tax-free yield while minimizing share price volatility. In pursuing this strategy we typically invest in premium bonds which we can often buy at attractive prices compared to current coupon issues. Thus we can buy issues, which provide us with better yield, and also cushion the Fund if interest rates should increase. For the year ended June 30, 2000, the Fund outperformed its Lipper peers, which were up 2.50%, and performed comparable to the Lehman
Brothers Index when the operating expenses of the Fund are taken into consideration. During the second quarter of the year, strong investor demand for intermediate bonds helped this sector outperform the longer-term sector. We used strength in the municipal market during the period to sell lower rated issues and reinvested proceeds into higher quality issues that we believe will perform better as we move forward. The municipal market remains a very attractive investment for individuals looking to diversify their portfolios and earn tax-free income. The new issue supply in the market should continue to be lower than what has been experienced in recent years, and this should help municipals perform well relative to other bond market sectors.

                           TOUCHSTONE FAMILY OF FUNDS
                                       ---
                                        4
                                       ---

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

OHIO INSURED TAX-FREE FUND

The Ohio Insured Tax-Free Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with the protection of capital. The Fund invests primarily in high and medium-quality, long-term Ohio municipal obligations which are protected by insurance guaranteeing the payment of principal and interest in the event of a default. For the fiscal year ended June 30, 2000, the Fund's total returns (excluding the impact of applicable sales loads) were 2.60% and 1.75% for Class A and Class C shares, respectively. The Lehman Brothers 15-Year Municipal G.O. Bond Index returned 3.99% during the same period.

For the year ended June 30, 2000, the Ohio Tax-Free Insured Fund outperformed its Lipper peer group, which was up 1.04%, by a significant margin and slightly underperformed the Lehman Brothers 15-year municipal G.O. Bond Index after factoring in the associated expenses of the Fund. Over the course of the fiscal year we initiated several swaps in the portfolio to improve performance characteristics. More specifically, we sold issues with shorter call features and bought new issues with longer call protection. Additionally, we executed several tax swaps. This involves selling and buying similar bonds so as to realize a loss without materially changing the portfolio. The losses can then be used to offset future potential gains allowing us to be more tax efficient. For new purchases in the Fund, we will continue to focus on issues in the 20-year maturity range offering call protection of at least ten years. We believe these issues provide the best combination of yield and total return. The outlook for the municipal market remains favorable. Limited new issue supply should continue to help municipal bonds perform well relative to other bond market sectors, and longer maturity municipals to trade at very attractive levels compared to Treasuries.

                           TOUCHSTONE FAMILY OF FUNDS
                                       ---
                                        5
                                       ---

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

             COMPARISON OF THE CHANGE IN VALUE SINCE JUNE 30, 1990
   OF A $10,000 INVESTMENT IN THE TAX-FREE INTERMEDIATE TERM FUND - CLASS A*
            AND THE LEHMAN BROTHERS 5-YEAR MUNICIPAL G.O. BOND INDEX

                               [GRAPHIC OMITTED]

                                                         6/00
                                                         ----
TAX-FREE INTERMEDIATE TERM FUND - CLASS A              $16,386
LEHMAN BROTHERS 5-YEAR MUNICIPAL G.O. BOND INDEX       $18,198

Past performance is not predictive of future performance.

--------------------------------------------------------
            Tax-Free Intermediate Term Fund
              Average Annual Total Returns
          1 Year   5 Years   10 Years   Since Inception*
CLASS A   -2.13%    3.21%      5.06%         5.71%
CLASS C    0.61%    3.25%        --          2.88%
--------------------------------------------------------

* The chart above represents performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in loads and fees paid by shareholders in the different classes. Fund inception was September 10, 1981, and the initial public offering of Class C shares commenced on February 1, 1994.

             COMPARISON OF THE CHANGE IN VALUE SINCE JUNE 30, 1990
      OF A $10,000 INVESTMENT IN THE OHIO INSURED TAX-FREE FUND - CLASS A*
           AND THE LEHMAN BROTHERS 15-YEAR MUNICIPAL G.O. BOND INDEX

                               [GRAPHIC OMITTED]

                                                         6/00
                                                         ----
OHIO INSURED TAX-FREE FUND - CLASS A                   $17,423
LEHMAN BROTHERS 15-YEAR MUNICIPAL G.O. BOND INDEX      $20,782

Past performance is not predictive of future performance.

--------------------------------------------------------
              Ohio Insured Tax-Free Fund
             Average Annual Total Returns
          1 Year   5 Years   10 Years   Since Inception*
Class A   -2.27%    3.73%      5.71%         6.88%
Class C    0.48%    3.74%        --          3.25%
--------------------------------------------------------

* The chart above represents performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in loads and fees paid by shareholders in the different classes. Fund inception was April 1, 1985, and the initial public offering of Class C shares commenced on November 1, 1993.

                           TOUCHSTONE FAMILY OF FUNDS
                                       ---
                                        6
                                       ---

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2000
================================================================================
                                                                      California
                                                     Tax-Free          Tax-Free
(000's)                                             Money Fund        Money Fund
--------------------------------------------------------------------------------

ASSETS
Investment securities:
    At acquisition cost ....................        $   25,151       $   66,489
                                                    ============================
    At amortized cost ......................        $   25,132       $   66,411
                                                    ============================
    At market value (Note 2) ...............        $   25,132       $   66,411
Cash .......................................                23              308
Interest receivable ........................               252              567
Other assets ...............................                10                2
                                                    ----------------------------
TOTAL ASSETS ...............................            25,417           67,288
                                                    ----------------------------

LIABILITIES
Dividends payable ..........................                 1                3
Payable to affiliates (Note 4) .............                14               50
Payable for securities purchased ...........               200            4,315
Other accrued expenses and liabilities .....                 8               20
                                                    ----------------------------
TOTAL LIABILITIES ..........................               223            4,388
                                                    ----------------------------

NET ASSETS .................................        $   25,194       $   62,900
                                                    ============================

NET ASSETS CONSIST OF:
Paid-in capital ............................        $   25,197       $   62,900
Accumulated net realized losses from security
  transactions .............................                (3)            --
                                                    ----------------------------
NET ASSETS .................................        $   25,194       $   62,900
                                                    ============================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
  no par value) (Note 5) ...................            25,208           62,900
                                                    ============================
Net asset value, offering price and redemption
  price per share (Note 2) .................        $     1.00       $     1.00
                                                    ============================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                       ---
                                        7
                                       ---

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2000
================================================================================
                                                       OHIO            FLORIDA
                                                     TAX-FREE          TAX-FREE
(000'S)                                             MONEY FUND        MONEY FUND
--------------------------------------------------------------------------------

ASSETS
Investment securities:
    At acquisition cost ....................        $  345,254       $   18,109
                                                    ============================
    At amortized cost ......................        $  345,159       $   18,077
                                                    ============================
    At market value (Note 2) ...............        $  345,159       $   18,077
Cash .......................................              --                 72
Interest receivable ........................             3,567              165
Other assets ...............................                12                3
                                                    ----------------------------
TOTAL ASSETS ...............................           348,738           18,317
                                                    ----------------------------

LIABILITIES
Bank overdraft .............................               590               --
Dividends payable ..........................               469               54
Payable to affiliates (Note 4) .............               192                9
Other accrued expenses and liabilities .....                37               10
                                                    ----------------------------
TOTAL LIABILITIES ..........................             1,288               73
                                                    ----------------------------

NET ASSETS .................................        $  347,450       $   18,244
                                                    ============================

NET ASSETS CONSIST OF:
Paid-in capital ............................        $  347,452       $   18,257
Accumulated net realized losses from security
  transactions .............................                (2)             (13)
                                                    ----------------------------
NET ASSETS .................................        $  347,450       $   18,244
                                                    ============================

PRICING OF RETAIL SHARES
Net assets applicable to Retail shares .....        $  214,561       $   18,244
                                                    ============================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
  no par value) (Note 5) ...................           214,557           18,257
                                                    ============================
Net asset value, offering price and redemption
  price per share (Note 2) .................        $     1.00       $     1.00
                                                    ============================

PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional shares       $  132,889       $     --
                                                    ============================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
  no par value) (Note 5) ...................           132,895             --
                                                    ============================
Net asset value, offering price and redemption
  price per share (Note 2) .................        $     1.00       $     --
                                                    ============================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                       ---
                                        8
                                       ---

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2000
================================================================================
                                                     TAX-FREE       OHIO INSURED
                                                   INTERMEDIATE       TAX-FREE
(000'S)                                             TERM FUND           FUND
--------------------------------------------------------------------------------

ASSETS
Investment securities:
    At acquisition cost ....................        $   39,584       $   62,488
                                                    ============================
    At amortized cost ......................        $   39,401       $   62,405
                                                    ============================
    At market value (Note 2) ...............        $   39,571       $   63,628
Cash .......................................               100              758
Interest receivable ........................               628              590
Receivable for capital shares sold .........                25              504
Other assets ...............................                19               12
                                                    ----------------------------
TOTAL ASSETS ...............................            40,343           65,492
                                                    ----------------------------

LIABILITIES
Dividends payable ..........................                33               80
Payable for capital shares redeemed ........                79            1,218
Payable for securities purchased ...........                --              957
Payable to affiliates (Note 4) .............                26               35
Other accrued expenses and liabilities .....                14               17
                                                    ----------------------------
TOTAL LIABILITIES ..........................               152            2,307
                                                    ----------------------------

NET ASSETS .................................        $   40,191       $   63,185
                                                    ============================

NET ASSETS CONSIST OF:
Paid-in capital ............................        $   40,861       $   62,286
Accumulated net realized losses from security
  transactions .............................              (840)            (324)
Net unrealized appreciation on investments .               170            1,223
                                                    ----------------------------
NET ASSETS .................................        $   40,191       $   63,185
                                                    ============================

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares ....        $   36,817       $   59,600
                                                    ============================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no
  par value) (Note 5) ......................             3,446            5,207
                                                    ============================
Net asset value and redemption price per
  share (Note 2) ...........................        $    10.68       $    11.45
                                                    ============================
Maximum offering price per share (Note 2) ..        $    11.21       $    12.02
                                                    ============================

PRICING OF CLASS C SHARES
Net assets applicable to Class C shares ....        $    3,374       $    3,585
                                                    ============================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no
  par value) (Note 5) ......................               316              313
                                                    ============================
Net asset value and redemption price per
  share (Note 2) ...........................        $    10.68       $    11.44
                                                    ============================
Maximum offering price per share (Note 2) ..        $    10.82       $    11.58
                                                    ============================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                       ---
                                        9
                                       ---

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2000
================================================================================
                                                                     CALIFORNIA
                                                     TAX-FREE         TAX-FREE
(000'S)                                             MONEY FUND       MONEY FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest income ............................        $    1,079       $    2,209
                                                    ----------------------------

EXPENSES
Investment advisory fees (Note 4) ..........               134              317
Accounting services fees (Note 4) ..........                30               36
Transfer agent fees (Note 4) ...............                30               27
Distribution expenses (Note 4) .............                 2               34
Custodian fees .............................                12               19
Postage and supplies .......................                17                6
Professional fees ..........................                 9               11
Registration fees ..........................                14                6
Trustees' fees and expenses ................                 8                9
Reports to shareholders ....................                 5                3
Pricing expenses ...........................                 2                5
Insurance expense ..........................                 1                4
Other expenses .............................                 2                1
                                                    ----------------------------
TOTAL EXPENSES .............................               266              478
Fees waived by the Adviser (Note 4) ........               (28)             --
                                                    ----------------------------
NET EXPENSES ...............................               238              478
                                                    ----------------------------

NET INVESTMENT INCOME ......................               841            1,731
                                                    ----------------------------

NET REALIZED GAINS FROM SECURITY TRANSACTIONS              --                13
                                                    ----------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .        $      841       $    1,744
                                                    ============================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       10
                                      ----

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2000
================================================================================
                                                       OHIO           FLORIDA
                                                     TAX-FREE         TAX-FREE
(000'S)                                             MONEY FUND       MONEY FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest income ............................        $   14,723       $      968
                                                    ----------------------------
EXPENSES
Investment advisory fees (Note 4) ..........             1,689              133
Distribution expenses, Retail class (Note 4)               510               16
Accounting services fees (Note 4) ..........                73               41
Transfer agent fees, Retail class (Note 4) .                72               12
Transfer agent fees, Institutional class (Note 4)           12               10
Custodian fees (Note 4) ....................                65               13
Insurance expense ..........................                43                4
Postage and supplies .......................                39                2
Professional fees ..........................                28                8
Registration fees ..........................                24                1
Trustees' fees and expenses ................                 8                8
Pricing expenses ...........................                11                3
Reports to shareholders ....................                 5                1
Other expenses .............................                13                3
                                                    ----------------------------
TOTAL EXPENSES .............................             2,592              255
Fees waived by the Adviser (Note 4) ........               (80)             (82)
                                                    ----------------------------
NET EXPENSES ...............................             2,512              173

NET INVESTMENT INCOME ......................            12,211              795
                                                    ----------------------------

NET REALIZED LOSSES FROM SECURITY TRANSACTIONS             (12)              (2)
                                                    ----------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .        $   12,199       $      793
                                                    ============================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       11
                                      ----

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2000
================================================================================
                                                     TAX-FREE       OHIO INSURED
                                                   INTERMEDIATE        TAX-FREE
(000'S)                                             TERM FUND            FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest income ............................        $    2,571       $    3,672
                                                    ----------------------------

EXPENSES
Investment advisory fees (Note 4) ..........               236              315
Transfer agent fees, Class A (Note 4) ......                48               30
Transfer agent fees, Class C (Note 4) ......                12               12
Accounting services fees (Note 4) ..........                45               48
Distribution expenses, Class A (Note 4) ....                31                6
Distribution expenses, Class C (Note 4) ....                16               18
Postage and supplies .......................                33               17
Registration fees, Common ..................                 5                6
Registration fees, Class A .................                10                4
Registration fees, Class C .................                 9                2
Pricing expenses ...........................                12               13
Custodian fees .............................                10               13
Professional fees ..........................                11               11
Trustees' fees and expenses ................                 8                8
Reports to shareholders ....................                 9                6
Insurance expense ..........................                 3                5
Other expenses .............................                 3                5
TOTAL EXPENSES .............................               501              519
Fees waived by the Adviser (Note 4) ........                (5)             (14)
                                                    ----------------------------
NET INVESTMENT INCOME ......................             2,075            3,167
                                                    ----------------------------

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
Net realized losses from security transactions            (478)            (250)
Net change in unrealized appreciation/depreciation
  on investments ...........................              (481)          (1,307)
                                                    ----------------------------
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS         (959)          (1,557)
                                                    ----------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .        $    1,116       $    1,610
                                                    ============================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       12
                                      ----

STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================================
                                                                                              CALIFORNIA
                                                                      TAX-FREE                 TAX-FREE
                                                                     MONEY FUND               MONEY FUND
                                                                ----------------------------------------------
                                                                  YEAR        YEAR         YEAR        YEAR
                                                                  ENDED       ENDED        ENDED       ENDED
                                                                JUNE 30,    JUNE 30,     JUNE 30,    JUNE 30,
(000'S)                                                           2000        1999         2000        1999
--------------------------------------------------------------------------------------------------------------

FROM OPERATIONS
Net investment income ......................................    $    841    $    783     $  1,731    $  1,401
Net realized gains (losses) from security transactions .....          --          (2)          13         (12)
                                                                ----------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .................         841         781        1,744       1,389
                                                                ----------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
 From net investment income .................................        (847)       (777)      (1,731)     (1,401)
                                                                ----------------------------------------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
    Proceeds from shares sold ..............................      48,617      48,307      333,265     196,122
    Reinvested distributions ...............................         839         751        1,665       1,332
    Payments for shares redeemed ...........................     (49,490)    (61,211)    (320,010)   (190,488)
                                                                ----------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
    SHARE TRANSACTIONS .....................................         (34)    (12,153)      14,920       6,966
                                                                ----------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ....................         (40)    (12,149)      14,933       6,954

NET ASSETS
Beginning of year ..........................................      25,234      37,383       47,967      41,013
                                                                ----------------------------------------------
End of year ................................................    $ 25,194    $ 25,234     $ 62,900    $ 47,967
                                                                ==============================================
UNDISTRIBUTED NET INVESTMENT INCOME ........................    $   --      $      6     $   --      $   --
                                                                ==============================================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       13
                                      ----

STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================================
                                                                        OHIO                   FLORIDA
                                                                      TAX-FREE                 TAX-FREE
                                                                     MONEY FUND               MONEY FUND
                                                                ----------------------------------------------
                                                                  YEAR        YEAR         YEAR        YEAR
                                                                  ENDED       ENDED        ENDED       ENDED
                                                                JUNE 30,    JUNE 30,     JUNE 30,    JUNE 30,
(000'S)                                                           2000        1999         2000        1999
--------------------------------------------------------------------------------------------------------------

FROM OPERATIONS
Net investment income ......................................    $ 12,211    $ 10,174     $    795    $  1,596
Net realized losses from security transactions .............         (12)         (3)          (2)        (11)
                                                                ----------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .................      12,199      10,171          793       1,585
                                                                ----------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
 From net investment income, Retail .........................      (6,796)     (5,927)        (521)       (501)
 From net investment income, Institutional ..................      (5,415)     (4,247)        (274)     (1,095)
 From net realized gains, Retail ............................        --          --           --            (6)
 From net realized gains, Institutional .....................        --          --           --           (16)
                                                                ----------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS
  TO SHAREHOLDERS ..........................................     (12,211)    (10,174)        (795)     (1,618)
                                                                ----------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
RETAIL
Proceeds from shares sold ..................................     392,668     455,007       32,945      29,958
Reinvested distributions ...................................       6,577       5,786          448         495
Payments for shares redeemed ...............................    (399,368)   (451,416)     (36,511)    (23,442)
                                                                ----------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  RETAIL SHARE TRANSACTIONS ................................        (123)      9,377       (3,118)      7,011

INSTITUTIONAL
Proceeds from shares sold ..................................     322,144     459,806       45,795      67,739
Reinvested distributions ...................................         472          18           52         427
Payments for shares redeemed ...............................    (365,828)   (398,983)     (61,138)   (102,016)
                                                                ----------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  INSTITUTIONAL SHARE TRANSACTIONS .........................     (43,212)     60,841      (15,291)    (33,850)
                                                                ----------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ....................     (43,347)     70,215      (18,411)    (26,872)

NET ASSETS
Beginning of year ..........................................     390,797     320,582       36,655      63,527
                                                                ----------------------------------------------
End of year ................................................    $347,450    $390,797     $ 18,244    $ 36,655
                                                                ==============================================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       14
                                      ----

STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================================
                                                                      TAX-FREE               OHIO INSURED
                                                                    INTERMEDIATE               TAX-FREE
                                                                     TERM FUND                   FUND
                                                                ----------------------------------------------
                                                                  YEAR        YEAR         YEAR        YEAR
                                                                  ENDED       ENDED        ENDED       ENDED
                                                                JUNE 30,    JUNE 30,     JUNE 30,    JUNE 30,
(000'S)                                                           2000        1999         2000        1999
--------------------------------------------------------------------------------------------------------------

FROM OPERATIONS
Net investment income ......................................    $  2,075    $  2,320     $  3,167    $  3,294
Net realized gains (losses) from security transactions .....        (478)        634         (250)        353
Net change in unrealized appreciation/depreciation
  on investments ...........................................        (481)     (1,787)      (1,307)     (2,151)
                                                                ----------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .................       1,116       1,167        1,610       1,496
                                                                ----------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
 From net investment income, Class A ........................      (1,930)     (2,149)      (2,986)     (3,095)
 From net investment income, Class C ........................        (145)       (171)        (181)       (199)
 From net realized gains, Class A ...........................        --          --           --        (1,554)
 From net realized gains, Class C ...........................        --          --           --          (115)
                                                                ----------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS
  TO SHAREHOLDERS ..........................................      (2,075)     (2,320)      (3,167)     (4,963)
                                                                ----------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
CLASS A
Proceeds from shares sold ..................................      10,950      13,620       66,103     142,439
Reinvested distributions ...................................       1,548       1,723        2,115       3,500
Payments for shares redeemed ...............................     (22,700)    (19,292)     (69,927)   (149,279)
                                                                ----------------------------------------------
NET DECREASE IN NET ASSETS FROM CLASS A
  SHARE TRANSACTIONS .......................................     (10,202)     (3,949)      (1,709)     (3,340)
                                                                ----------------------------------------------
CLASS C
Proceeds from shares sold ..................................         899       2,454          138         550
Reinvested distributions ...................................         131         158          152         268
Payments for shares redeemed ...............................      (2,211)     (2,620)      (1,316)     (1,038)
                                                                ----------------------------------------------
NET DECREASE IN NET ASSETS FROM CLASS C
  SHARE TRANSACTIONS .......................................      (1,181)         (8)      (1,026)       (220)
                                                                ----------------------------------------------

TOTAL DECREASE IN NET ASSETS ...............................     (12,342)     (5,110)      (4,292)     (7,027)

NET ASSETS
Beginning of year ..........................................      52,533      57,643       67,477      74,504
                                                                ----------------------------------------------
End of year ................................................    $ 40,191    $ 52,533     $ 63,185    $ 67,477
                                                                ==============================================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       15
                                      ----

TAX-FREE MONEY FUND
FINANCIAL HIGHLIGHTS
=======================================================================================================
                                            Per Share Data for a Share Outstanding Throughout Each Year
-------------------------------------------------------------------------------------------------------
                                                                Year Ended June 30,
                                              ---------------------------------------------------------
                                                2000        1999        1998        1997        1996
-------------------------------------------------------------------------------------------------------

Net asset value at beginning of year .....    $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                              ---------------------------------------------------------
Net investment income ....................       0.032       0.027       0.030       0.029       0.031
                                              ---------------------------------------------------------
Dividends from net investment income .....      (0.032)     (0.027)     (0.030)     (0.029)     (0.031)
                                              ---------------------------------------------------------
Net asset value at end of year ...........    $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                              =========================================================
Total return .............................        3.22%       2.75%       3.03%       2.89%       3.15%
                                              =========================================================
Net assets at end of year (000's) ........    $ 25,194    $ 25,234    $ 37,383    $ 30,126    $ 25,342
                                              =========================================================
Ratio of net expenses to
  average net assets(A) ..................        0.89%       0.89%       0.92%       0.99%       0.99%
Ratio of net investment income to
  average net assets .....................        3.15%       2.74%       2.98%       2.85%       3.09%

(A) Absent fee waivers by the Adviser, the ratio of expenses to average net assets would have been 1.00% and 0.95% for the years ended June 30, 2000 and 1999, respectively (Note 4).

CALIFORNIA TAX-FREE MONEY FUND
FINANCIAL HIGHLIGHTS
==========================================================================================================
                                               Per Share Data for a Share Outstanding Throughout Each Year
----------------------------------------------------------------------------------------------------------
                                                                Year Ended June 30,
                                              ------------------------------------------------------------
                                                2000        1999        1998        1997        1996
----------------------------------------------------------------------------------------------------------

Net asset value at beginning of year .....    $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                              ------------------------------------------------------------
Net investment income ....................       0.027       0.025       0.029       0.028       0.029
                                              ------------------------------------------------------------
Dividends from net investment income .....      (0.027)     (0.025)     (0.029)     (0.028)     (0.029)
                                              ------------------------------------------------------------
Net asset value at end of year ...........    $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                              ============================================================
Total return .............................        2.75%       2.56%       2.94%       2.81%       2.95%
                                              ============================================================
Net assets at end of year (000's) ........    $ 62,900    $ 47,967    $ 41,013    $ 32,186    $ 36,122
                                              ============================================================
Ratio of net expenses to
  average net assets .....................        0.75%       0.75%       0.77%       0.80%       0.80%(A)
Ratio of net investment income to
  average net assets .....................        2.72%       2.52%       2.89%       2.76%       2.88%

(A) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.82% for the year ended June 30, 1996.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       16
                                      ----

OHIO TAX-FREE MONEY FUND - RETAIL
FINANCIAL HIGHLIGHTS
==========================================================================================================
                                               Per Share Data for a Share Outstanding Throughout Each Year
----------------------------------------------------------------------------------------------------------
                                                                Year Ended June 30,
                                              ------------------------------------------------------------
                                                2000        1999        1998        1997        1996
----------------------------------------------------------------------------------------------------------

Net asset value at beginning of year .....    $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                              ------------------------------------------------------------
Net investment income ....................       0.031       0.027       0.030       0.030       0.031
                                              ------------------------------------------------------------
Dividends from net investment income .....      (0.031)     (0.027)     (0.030)     (0.030)     (0.031)
                                              ------------------------------------------------------------
Net asset value at end of year ...........    $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                              ============================================================
Total return .............................        3.09%       2.73%       3.07%       2.99%       3.14%
                                              ============================================================
Net assets at end of year (000's) ........    $214,561    $214,691    $205,316    $166,719    $240,323
                                              ============================================================
Ratio of net expenses to
  average net assets(A) ..................        0.75%       0.75%       0.75%       0.75%       0.75%
Ratio of net investment income to
  average net assets .....................        3.04%       2.68%       3.02%       2.93%       3.09%

(A) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.77%, 0.77%, 0.76% and 0.77% for the years ended June 30, 2000, 1999, 1998 and 1997, respectively (Note 4).


OHIO TAX-FREE MONEY FUND - INSTITUTIONAL
FINANCIAL HIGHLIGHTS
==============================================================================================
                                 PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------
                                                                                   PERIOD
                                                     YEAR ENDED JUNE 30,            ENDED
                                              ----------------------------------   JUNE 30,
                                                2000        1999        1998       1997(A)
----------------------------------------------------------------------------------------------

Net asset value at beginning of period ...    $  1.000    $  1.000    $  1.000    $  1.000
                                              ------------------------------------------------
Net investment income ....................       0.033       0.029       0.033       0.016
                                              ------------------------------------------------
Dividends from net investment income .....      (0.033)     (0.029)     (0.033)     (0.016)
                                              ------------------------------------------------
Net asset value at end of period .........    $  1.000    $  1.000    $  1.000    $  1.000
                                              ================================================
Total return .............................        3.35%       2.98%       3.33%       3.31%(C)
                                              ================================================
Net assets at end of period (000's) ......    $132,889    $176,106    $115,266    $ 97,589
                                              ================================================
Ratio of net expenses to average net
  assets(B) ..............................        0.50%       0.50%       0.50%       0.50%(C)
Ratio of net investment income to average
  net assets .............................        3.25%       2.93%       3.27%       3.28%(C)

(A) Represents the period from the initial public offering of Institutional shares (January 7, 1997) through June 30, 1997.

(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.52%, 0.51%, 0.52% and 0.56%(C) for the periods ended June 30, 2000, 1999, 1998 and 1997, respectively (Note 4).

(C)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       17
                                      ----

FLORIDA TAX-FREE MONEY FUND - RETAIL
FINANCIAL HIGHLIGHTS
==========================================================================================================
                                               Per Share Data for a Share Outstanding Throughout Each Year
----------------------------------------------------------------------------------------------------------
                                                                Year Ended June 30,
                                              ------------------------------------------------------------
                                                2000        1999        1998        1997        1996
----------------------------------------------------------------------------------------------------------

Net asset value at beginning of year .....    $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                              ------------------------------------------------------------
Net investment income ....................       0.030       0.026       0.030       0.029       0.032
                                              ------------------------------------------------------------
Dividends from net investment income .....      (0.030)     (0.026)     (0.030)     (0.029)     (0.032)
                                              ------------------------------------------------------------
Net asset value at end of year ...........    $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                              ============================================================
Total return .............................        3.05%       2.68%       3.03%       2.90%       3.29%
                                              ============================================================
Net assets at end of year (000's) ........    $ 18,244    $ 21,371    $ 14,368    $ 22,434    $ 28,906
                                              ============================================================
Ratio of net expenses to
  average net assets(A) ..................        0.73%       0.75%       0.75%       0.75%       0.61%
Ratio of net investment income to
  average net assets .....................        2.98%       2.58%       2.98%       2.85%       3.24%

(A) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.00%, 0.98%, 0.95%, 0.94% and 0.80% for the years ended June 30, 2000, 1999, 1998, 1997 and
     1996, respectively (Note 4).

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       18
                                      ----

TAX-FREE INTERMEDIATE TERM FUND - CLASS A
FINANCIAL HIGHLIGHTS
==========================================================================================================
                                               Per Share Data for a Share Outstanding Throughout Each Year
----------------------------------------------------------------------------------------------------------
                                                                Year Ended June 30,
                                              ------------------------------------------------------------
                                                2000        1999        1998        1997        1996
----------------------------------------------------------------------------------------------------------

Net asset value at beginning of year .....    $  10.87    $  11.12    $  11.01    $  10.85    $  10.86
                                              ------------------------------------------------------------
Income from investment operations:
  Net investment income ..................        0.48        0.48        0.50        0.50        0.50
  Net realized and unrealized gains (losses)
    on investments .......................       (0.19)      (0.25)       0.11        0.16       (0.01)
                                              ------------------------------------------------------------
Total from investment operations .........        0.29        0.23        0.61        0.66        0.49
                                              ------------------------------------------------------------
Dividends from net investment income .....       (0.48)      (0.48)      (0.50)      (0.50)      (0.50)
                                              ------------------------------------------------------------
Net asset value at end of year ...........    $  10.68    $  10.87    $  11.12    $  11.01    $  10.85
                                              ============================================================
Total return(A) ..........................        2.75%       2.07%       5.63%       6.19%       4.51%
                                              ============================================================
Net assets at end of year (000's) ........    $ 36,817    $ 47,899    $ 52,896    $ 58,485    $ 67,675
                                              ============================================================
Ratio of net expenses to average net assets       0.99%(B)    0.99%       0.99%       0.99%       0.99%

Ratio of net investment income to
  average net assets .....................        4.47%       4.33%       4.50%       4.55%       4.52%

Portfolio turnover rate ..................          41%         51%         36%         30%         37%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.00% for the year ended June 30, 2000.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       19
                                      ----

TAX-FREE INTERMEDIATE TERM FUND - CLASS C
FINANCIAL HIGHLIGHTS
==========================================================================================================
                                               Per Share Data for a Share Outstanding Throughout Each Year
----------------------------------------------------------------------------------------------------------
                                                                Year Ended June 30,
                                              ------------------------------------------------------------
                                                2000        1999        1998        1997        1996
----------------------------------------------------------------------------------------------------------

Net asset value at beginning of year .....    $  10.88    $  11.12    $  11.01    $  10.85    $  10.86
                                              ------------------------------------------------------------

Income from investment operations:
  Net investment income ..................        0.40        0.40        0.42        0.43        0.44
  Net realized and unrealized gains (losses)
    on investments .......................       (0.20)      (0.24)       0.11        0.16       (0.01)
                                              ------------------------------------------------------------
Total from investment operations .........        0.20        0.16        0.53        0.59        0.43
                                              ------------------------------------------------------------

Dividends from net investment income .....       (0.40)      (0.40)      (0.42)      (0.43)      (0.44)
                                              ------------------------------------------------------------

Net asset value at end of year ...........    $  10.68    $  10.88    $  11.12    $  11.01    $  10.85
                                              ============================================================
Total return(A) ..........................        1.88%       1.40%       4.85%       5.49%       4.00%
                                              ============================================================

Net assets at end of year (000's) ........    $  3,374    $  4,634    $  4,747    $  5,161    $  5,239
                                              ============================================================

Ratio of net expenses to average net assets       1.74%(B)    1.74%       1.74%       1.65%       1.49%

Ratio of net investment income to
  average net assets .....................        3.72%       3.58%       3.75%       3.89%       4.02%

Portfolio turnover rate ..................          41%         51%         36%         30%         37%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.76% for the year ended June 30, 2000.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       20
                                      ----

OHIO INSURED TAX-FREE FUND - CLASS A
FINANCIAL HIGHLIGHTS
==========================================================================================================
                                               Per Share Data for a Share Outstanding Throughout Each Year
----------------------------------------------------------------------------------------------------------
                                                                Year Ended June 30,
                                              ------------------------------------------------------------
                                                2000        1999        1998        1997        1996
----------------------------------------------------------------------------------------------------------

Net asset value at beginning of year .....    $  11.74    $  12.37    $  12.22    $  11.97    $  11.99
                                              ------------------------------------------------------------

Income from investment operations:
  Net investment income ..................        0.58        0.58        0.61        0.61        0.62
  Net realized and unrealized gains (losses)
    on investments .......................       (0.29)      (0.34)       0.23        0.25       (0.02)
                                              ------------------------------------------------------------
Total from investment operations .........        0.29        0.24        0.84        0.86        0.60
                                              ------------------------------------------------------------
Less distributions:
  Dividends from net investment income ...       (0.58)      (0.58)      (0.61)      (0.61)      (0.62)
  Distributions from net realized gains ..         --        (0.29)      (0.08)        --          --
                                              ------------------------------------------------------------
Total distributions ......................       (0.58)      (0.87)      (0.69)      (0.61)      (0.62)
                                              ------------------------------------------------------------

Net asset value at end of year ...........    $  11.45    $  11.74    $  12.37    $  12.22    $  11.97
                                              ============================================================

Total return(A) ..........................        2.60%       1.81%       7.03%       7.36%       5.05%
                                              ============================================================

Net assets at end of year (000's) ........    $ 59,600    $ 62,737    $ 69,289    $ 70,816    $ 75,938
                                              ============================================================

Ratio of net expenses to
  average net assets .....................        0.75%(B)    0.75%       0.75%       0.75%       0.75%

Ratio of net investment income to
  average net assets .....................        5.08%       4.72%       4.95%       5.05%       5.12%

Portfolio turnover rate ..................          66%         26%         41%         33%         46%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.77% for the year ended June 30, 2000.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       21
                                      ----

OHIO INSURED TAX-FREE FUND - CLASS C
FINANCIAL HIGHLIGHTS
==========================================================================================================
                                               Per Share Data for a Share Outstanding Throughout Each Year
----------------------------------------------------------------------------------------------------------
                                                                Year Ended June 30,
                                              ------------------------------------------------------------
                                                2000        1999        1998        1997        1996
----------------------------------------------------------------------------------------------------------

Net asset value at beginning of year .....    $  11.74    $  12.37    $  12.22    $  11.97    $  12.00
                                              ------------------------------------------------------------

Income from investment operations:
  Net investment income ..................        0.49        0.49        0.52        0.53        0.56
  Net realized and unrealized gains
    (losses) on investments ..............       (0.30)      (0.34)       0.23        0.25       (0.03)
                                              ------------------------------------------------------------
Total from investment operations .........        0.19        0.15        0.75        0.78        0.53
                                              ------------------------------------------------------------

Less distributions:
  Dividends from net investment income ...       (0.49)      (0.49)      (0.52)      (0.53)      (0.56)
  Distributions from net realized gains ..        --         (0.29)      (0.08)       --          --
                                              ------------------------------------------------------------

Total distributions ......................       (0.49)      (0.78)      (0.60)      (0.53)      (0.56)
                                              ------------------------------------------------------------

Net asset value at end of year ...........    $  11.44    $  11.74    $  12.37    $  12.22    $  11.97
                                              ============================================================

Total return(A) ..........................        1.75%       1.05%       6.24%       6.65%       4.44%
                                              ============================================================

Net assets at end of year (000's) ........    $  3,585    $  4,740    $  5,215    $  4,639    $  3,972
                                              ============================================================

Ratio of net expenses to
  average net assets(B) ..................        1.50%       1.50%       1.50%       1.42%       1.25%

Ratio of net investment income to
  average net assets .....................        4.42%       3.97%       4.20%       4.37%       4.62%

Portfolio turnover rate ..................          66%         26%         41%         33%         46%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.56% for the year ended June 30, 2000.

(C)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       22
                                      ----

NOTES TO FINANCIAL STATEMENTS
June 30, 2000
================================================================================

1.   ORGANIZATION

The Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the Florida Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund (collectively, the Funds) are each a separate series of shares of Touchstone Tax-Free Trust (the Trust). The Trust is
registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 13, 1981. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The Tax-Free Money Fund seeks the highest level of interest income exempt from federal income tax, consistent with the protection of capital, by investing primarily in high-quality, short-term municipal obligations.

The California Tax-Free Money Fund seeks the highest level of current income exempt from federal and California income taxes, consistent with liquidity and stability of principal, by investing primarily in high-quality, short-term California municipal obligations.

The Ohio Tax-Free Money Fund seeks the highest level of current income exempt from federal income tax and Ohio personal income tax, consistent with liquidity and stability of principal. The Fund invests primarily in a portfolio of high-quality, short-term Ohio municipal obligations.

The Florida Tax-Free Money Fund seeks the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal, by investing primarily in high-quality, short-term Florida municipal obligations the value of which is exempt from the Florida intangible personal property tax.

The Tax-Free Intermediate Term Fund seeks high current income exempt from federal income tax, consistent with the protection of capital, by investing primarily in high-grade municipal obligations maturing within twenty years or less with a dollar-weighted average portfolio maturity under normal market conditions of between three and ten years. To the extent consistent with the Fund's primary objective, capital appreciation is a secondary objective.

The Ohio Insured Tax-Free Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with the protection of capital. The Fund invests primarily in high quality, long-term Ohio municipal obligations which are protected by insurance guaranteeing the payment of principal and interest in the event of a default.

The Ohio Tax-Free Money Fund offers two classes of shares: Retail shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of the
Fund) and Institutional shares (sold without a distribution fee). Each Retail and Institutional share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Retail shares bear the expenses of distribution fees, which will cause Retail shares to have a higher expense ratio and to pay lower dividends than those related to Institutional shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (iii) each class has exclusive voting rights with respect to matters affecting only that class; and (iv) Retail shares are subject to a lower minimum initial investment requirement and offer certain shareholder services not available to Institutional shares such as checkwriting and automatic investment and redemption plans.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       23
                                      ----

NOTES TO FINANCIAL STATEMENTS
(Continued)
================================================================================

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund each offer two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4.75% and a distribution fee of up to 0.25% of average daily net assets of each Fund) and Class C shares (sold subject to a maximum contingent deferred sales load of 1.25% for a one-year period and a distribution fee of up to 1% of average daily net assets of each Fund). Each Class A and Class C share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class C shares bear the expenses of higher distribution fees, which will cause Class C shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares;
(ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements (Note 7).

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Trust's significant accounting policies:

Security valuation -- Tax-Free Money Fund, California Tax-Free Money Fund, Ohio Tax-Free Money Fund and Florida Tax-Free Money Fund securities are valued on an amortized cost basis, which approximates market. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Tax-Free Intermediate Term Fund and Ohio Insured Tax-Free Fund securities are valued at market using an independent pricing service which generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the securities. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the fair value of the security will be determined in good faith consistent with procedures established by the Board of Trustees.

Share valuation -- The net asset value per share of the Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund is calculated daily by dividing the total value of a Fund's assets, less liabilities, by its number of shares outstanding. The net asset value per share of each class of shares of the Ohio Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is also calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

The offering price per share of the Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund is equal to the net asset value per share. The maximum offering price of Class A shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The offering price of Class C shares of each Fund is equal to the net asset value per share plus a sales load equal to 1.27% of the net asset value (or 1.25% of the offering price) (Note 7).

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       24
                                      ----

NOTES TO FINANCIAL STATEMENTS
(Continued)
================================================================================

The redemption price per share of each Fund, including each class of shares with respect to the Ohio Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, is equal to the net asset value per share. However, Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund are subject to a contingent deferred sales load of 1% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders -- Dividends from net investment income are declared daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

When-issued securities -- The Funds may purchase securities with delivery or payments to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets equal to the value of the securities purchased. At June 30, 2000, the market value of securities segregated for these types of transactions for the Tax-Free Intermediate Term Fund was $1,005,690 and $1,050,680 for the Ohio Insured Tax-Free Fund.

Allocations between classes -- Investment income earned by the Ohio Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is allocated daily to each class of shares based on the percentage of the net asset value of settled shares of such class to the total of the net asset value of settled shares of both classes. Realized capital gains and losses and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its net income, the Fund will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made. In addition, each Fund intends to satisfy conditions which enable it to designate the interest income generated by its investment in municipal securities, which is exempt from federal income tax when received by the Fund, as exempt-interest dividends upon distribution to shareholders.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       25
                                      ----

NOTES TO FINANCIAL STATEMENTS
(Continued)
================================================================================

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments as of June 30, 2000:

--------------------------------------------------------------------------------
                                                        TAX-FREE    OHIO INSURED
                                                      INTERMEDIATE    TAX-FREE
(000'S)                                                 TERM FUND        FUND
--------------------------------------------------------------------------------
Gross unrealized appreciation ....................       $  594        $1,581
Gross unrealized depreciation ....................         (424)         (358)
                                                         -----------------------
Net unrealized appreciation ......................       $  170        $1,223
                                                         =======================
--------------------------------------------------------------------------------

The tax basis of portfolio investments for each Fund is equal to the amortized cost as shown on the Statements of Assets and Liabilities.

As of June 30, 2000, the Funds had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in future years to offset net realized capital gains prior to distribution to shareholders.

--------------------------------------------------------------------------------
                                                                       EXPIRES
FUND                                                       AMOUNT      JUNE 30
--------------------------------------------------------------------------------
Tax-Free Money Fund ..............................        $    409       2003
                                                               564       2004
                                                             2,865       2008

California Tax-Free Money Fund ...................        $    447       2007

Ohio Tax-Free Money Fund .........................        $     90       2004
                                                             2,952       2008

Florida Tax-Free Money Fund ......................        $  4,527       2007
                                                             6,777       2008

Tax-Free Intermediate Term Fund ..................        $313,244       2004

Ohio Insured Tax-Free Fund .......................        $ 35,418       2008
--------------------------------------------------------------------------------

3.   INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) were as follows for the year ended June 30, 2000:

--------------------------------------------------------------------------------
                                                        TAX-FREE    OHIO INSURED
                                                      INTERMEDIATE    TAX-FREE
(000'S)                                                 TERM FUND        FUND
--------------------------------------------------------------------------------

Purchases of investment securities ...............      $18,236       $41,760
Proceeds from sales and maturities of
  investment securities ..........................      $28,705       $39,561
--------------------------------------------------------------------------------

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       26
                                      ----

NOTES TO FINANCIAL STATEMENTS
(Continued)
================================================================================

4.   TRANSACTIONS WITH AFFILIATES

The  President  and certain  other  officers  of the Trust are also  officers of
Touchstone Advisers, Inc. (the Adviser), the Trust's investment adviser, Touchstone Securities, Inc. (the Underwriter), the Trust's principal underwriter, and Integrated Fund Services, Inc. (IFS), the Trust's transfer agent, shareholder service agent and accounting services agent. The Adviser, the Underwriter and IFS are each wholly-owned indirect subsidiaries of the Western and Southern Life Insurance Companies.

MANAGEMENT AGREEMENT
Each Fund's investments are managed by the Adviser under the terms of a Management Agreement. Under the Management Agreement, each Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.5% of its respective average daily net assets up to $100 million, 0.45% of such net assets from $100 million to $200 million, 0.4% of such net assets from $200 million to $300 million and 0.375% of such net assets in excess of $300 million.

In order to voluntarily reduce operating expenses during the year ended June 30, 2000, the Adviser waived investment advisory fees of $27,592 for the Tax-Free Money Fund, $80,268 for the Ohio Tax-Free Money Fund, $5,375 for the Tax-Free Intermediate Fund and $13,994 for the Ohio Insured Tax-Free Fund. The Adviser waived $65,561 of investment advisory fees and $16,937 of other operating expenses for the Florida Tax-Free Money Fund for the year ended June 30, 2000.

TRANSFER AGENT AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Trust and IFS, IFS maintains the records for each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, IFS receives a monthly fee at an annual rate of $25 per shareholder account from each of the Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund and $21 per shareholder account from each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, subject to a $1,000 minimum monthly fee for each Fund, or for each class of shares of a Fund, as applicable. In addition, each Fund pays IFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement between the Trust and IFS, IFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, IFS receives a monthly fee, based on current net assets, of $2,500 per month from the Tax-Free Money Fund, $3,000 per month from the California Tax-Free Money Fund, $6,000 per month from the Ohio Tax-Free Money Fund, $3,500 per month from the Florida Tax-Free Money Fund, and $4,000 per month from each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund. In addition, each Fund is subject to an additional charge of 0.001% of its respective average daily net assets in excess of $300 million, and each Fund pays certain out-of-pocket expenses incurred by IFS in obtaining valuations of such Fund's portfolio securities.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       27
                                      ----

NOTES TO FINANCIAL STATEMENTS
(Continued)
================================================================================

UNDERWRITING AGREEMENT
The Underwriter is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $2,231 and $4,477 from underwriting and broker commissions on the sale of shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively, during the year ended June 30, 2000. In addition, the Underwriter collected $4,443 and $565 of contingent deferred sales loads on the redemption of Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively.

PLANS OF DISTRIBUTION
The Trust has a Plan of Distribution (Class A Plan) under which shares of each Fund having one class of shares and Class A shares of each Fund having two classes of shares may directly incur or reimburse the Adviser or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class C Plan) under which Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class C Plan is 1% of average daily net assets attributable to Class C shares.

CUSTODIAN AGREEMENTS
The Fifth Third Bank, which serves as the custodian for each Fund except for the Florida Tax-Free Money Fund, was a significant shareholder of record of the Ohio Tax-Free Money Fund as of June 30, 2000. Under the terms of its Custodian Agreement, The Fifth Third Bank receives from each such Fund an asset-based fee plus transaction charges for each security transaction entered into by the Funds. Huntington National Bank, N.A. (Huntington), which serves as the custodian for the Florida Tax-Free Money Fund, was a significant shareholder of record of such Fund as of June 30, 2000. Under the terms of its Custodian Agreement, Huntington receives from the Fund an asset-based fee.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       28
                                      ----

NOTES TO FINANCIAL STATEMENTS
(Continued)
================================================================================

5.   CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets. Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets for the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund are the result of the following capital share transactions:

---------------------------------------------------------------------------------------------
                                                TAX-FREE INTERMEDIATE        OHIO INSURED
                                                      TERM FUND              TAX-FREE FUND
---------------------------------------------------------------------------------------------
                                                   YEAR        YEAR        YEAR        YEAR
                                                  ENDED       ENDED       ENDED       ENDED
                                                 JUNE 30,    JUNE 30,    JUNE 30,    JUNE 30,
(000'S)                                            2000        1999        2000        1999
---------------------------------------------------------------------------------------------
CLASS A
Shares sold ................................       1,024       1,222       5,795      11,637
Shares reinvested ..........................         145         154         185         287
Shares redeemed ............................      (2,128)     (1,729)     (6,116)    (12,181)
                                                  -------------------------------------------
Net decrease in shares outstanding .........        (959)       (353)       (136)       (257)
Shares outstanding, beginning of year ......       4,405       4,758       5,343       5,600
                                                  -------------------------------------------
Shares outstanding, end of year ............       3,446       4,405       5,207       5,343
                                                  ===========================================
CLASS C
Shares sold ................................          84         219          12          45
Shares reinvested ..........................          12          14          13          22
Shares redeemed ............................        (206)       (234)       (116)        (85)
                                                  -------------------------------------------
Net decrease in shares outstanding .........        (110)         (1)        (91)        (18)
Shares outstanding, beginning of year ......         426         427         404         422
                                                  -------------------------------------------
Shares outstanding, end of year ............         316         426         313         404
                                                  ===========================================
---------------------------------------------------------------------------------------------

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       29
                                      ----

NOTES TO FINANCIAL STATEMENTS
(Continued)
================================================================================

6.   PORTFOLIO COMPOSITION

As of June 30, 2000, the Ohio Tax-Free Money Fund and the Ohio Insured Tax-Free Fund were invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the interest from which is exempt from Ohio personal income tax. The California Tax-Free Money Fund was invested exclusively in debt obligations issued by the State of California and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the interest from which is exempt from California income tax. The Florida Tax-Free Money Fund was 94.0% invested in debt obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the value of which is exempt from the Florida intangible personal property tax. As of June 30, 2000, 26.6% of the portfolio securities of the Tax-Free Money Fund were concentrated in the State of Ohio, and 13.3% in the State of Illinois. For information regarding portfolio composition by state for the Tax-Free Intermediate Term Fund, see the Fund's Portfolio of Investments.

The California Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the Florida Tax-Free Money Fund and the Ohio Insured Tax-Free Fund are each non-diversified Funds under the 1940 Act. Thus, investments may be concentrated in fewer issuers than those of a diversified fund. As of June 30, 2000, no non-diversified Fund had concentrations of investments (10% or greater) in any one issuer.

The Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund each invest in municipal securities maturing in 13 months or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating agencies (or by one such agency if a security is rated by only that agency) or, if unrated, are determined by the Adviser, under the supervision of the Board of Trustees, to be of comparable quality.

As of June 30, 2000, 43.4% of the Tax-Free Intermediate Term Fund's portfolio securities were rated AAA/Aaa [using the higher of Standard & Poor's Corporation (S&P) or Moody's Investors Service, Inc. (Moody's) ratings], 28.5% were rated AA/Aa, 26.3% were rated A/A and 1.5% were not rated.

As of June 30, 2000, 73.9% of the Ohio Insured Tax-Free Fund's long-term portfolio securities were either (1) insured by an insurance policy obtained from a recognized insurer which carries a rating of AAA by S&P or Aaa by Moody's, (2) guaranteed as to the payment of interest and principal by an agency or instrumentality of the U.S. Government or (3) secured as to the payment of interest and principal by an escrow account consisting of obligations of the U.S. Government. Three private insurers individually insure more than 10% of the Ohio Insured Tax-Free Fund's portfolio securities and collectively insure 60.2% of its portfolio securities.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       30
                                      ----

NOTES TO FINANCIAL STATEMENTS
(Continued)
================================================================================

The concentration of investments for each Fund as of June 30, 2000, classified by revenue source, was as follows:

------------------------------------------------------------------------------------------------------------------
                                                              CALIFORNIA    OHIO     FLORIDA    TAX-FREE     OHIO
                                                    TAX-FREE   TAX-FREE   TAX-FREE   TAX-FREE INTERMEDIATE  INSURED
                                                     MONEY      MONEY      MONEY      MONEY       TERM     TAX-FREE
                                                      FUND       FUND       FUND       FUND       FUND       FUND
------------------------------------------------------------------------------------------------------------------
General Obligations ............................       6.8%       7.7%      16.4%       0.5%      16.3%      49.7%
Revenue Bonds:
        Industrial Development/Pollution Control      45.5%      20.8%      17.9%       4.6%       6.8%        --
        Hospital/Health Care ...................       7.1%      17.6%      21.0%      22.4%      20.2%      14.5%
        Utilities ..............................       7.4%      16.1%      19.9%      15.5%      10.1%      10.1%
        Bank & Financial .......................        --         --        1.4%       2.8%        --         --
        Education ..............................       6.5%       5.6%       8.0%       8.3%      16.5%      11.2%
        Housing/Mortgage .......................       2.0%       4.7%       4.4%      19.1%      11.9%       5.3%
        Economic Development ...................      18.8%      16.5%       7.0%       7.3%       2.6%       1.6%
        Public Facilities ......................       2.6%       0.2%       1.9%       5.0%       7.3%       2.6%
        Transportation .........................        --        0.5%       0.3%       0.6%       4.4%       3.0%
        Special Tax ............................        --        0.6%       0.3%       0.6%       2.6%        --
        Leases .................................        --        2.6%        --         --         --         --
        Miscellaneous ..........................       3.4%       7.1%       1.6%      13.3%       1.3%       2.1%
                                                     -------------------------------------------------------------
Total ..........................................     100.0%     100.0%     100.0%     100.0%     100.0%     100.0%
                                                     =============================================================

7.   MAXIMUM OFFERING PRICE PER SHARE

Effective August 1, 1999, for accounts opened after July 31, 1999, the maximum offering price per share of Class A shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). Effective August 1, 1999, for all accounts, the maximum offering price per share of Class C shares of each Fund is equal to the net asset value per share plus a sales load equal to 1.27% of the net asset value (or 1.25% of the offering price).

8.   FEDERAL TAX INFORMATION FOR SHAREHOLDERS (UNAUDITED)

In accordance with federal tax requirements, each Fund designates its respective dividends paid from net investment income during the year ended June 30, 2000, as "exempt-interest dividends." Ninety-nine percent of the interest income earned by the California Tax-Free Money Fund was derived from securities issued in the state of California.

9.   FLORIDA TAX-FREE MONEY FUND - INSTITUTIONAL

Effective April 28, 2000, the Florida Tax-Free Money Fund - Institutional Class closed and the shares were moved into the Retail Class.

10.  NAME CHANGE

Effective May 1, 2000, the Countrywide Tax-Free Trust changed its name to Touchstone Tax-Free Trust. Countrywide Fund Services, Inc. changed its name to Integrated Fund Services, Inc. Touchstone Advisors, Inc., upon shareholder approval, became the new advisor for the Funds in the Trust. Fort Washington Investment Advisors, Inc., upon shareholder approval, became the sub-advisor for the Funds in the Trust. Touchstone Securities, Inc., became the underwriter/distributor for the Funds in the Trust.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       31
                                      ----

TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2000
==============================================================================================================================
 PRINCIPAL                                                                                                            MARKET
  AMOUNT      FIXED RATE REVENUE &                                                            COUPON    MATURITY       VALUE
 (000'S)      GENERAL OBLIGATION BONDS-- 21.7%                                                 RATE       DATE        (000'S)
------------------------------------------------------------------------------------------------------------------------------

$      100    Brownsburg, IN, Multi-School Bldg. Corp. Rev ...............................     9.750    07/01/00    $      100
       100    Washington St. Public Power Supply Sys. Rev.,
                Ser. C (Nuclear Proj. No. 1), Prerefunded @ 102 ..........................     8.000    07/01/00           102
       155    Aransas Pass, TX, GO .......................................................     4.200    08/01/00           155
       200    Floresville, TX, Electric Light and Power Sys. Rev .........................     5.570    08/15/00           200
       250    American Municipal Power Sys. Impt. BANS (City Of Bryan Proj.) .............     4.750    08/25/00           250
       200    Johnson Co., KS, USD No. 233 GO ............................................     5.500    09/01/00           201
       660    Westminster CO, COP ........................................................     3.800    09/01/00           660
       100    Ohio St. Bldg. Auth. Rev. St. Fac. (Das Data Center Proj.) .................     4.000    10/01/00           100
       400    New Knoxville, OH, Waterworks Sys. BANS ....................................     4.250    10/05/00           400
       450    Crestline Village, OH, Swimming Pool Impt. BANS ............................     4.470    11/16/00           451
       100    Westmoreland Co., PA, Municipal Auth. Serv. Rev.,
                Ser. M, Prerefunded @ 100 ................................................     7.250    12/01/00           100
       520    American Municipal Power Sys. Impt. BANS (Wellington Village Proj.) ........     4.300    12/15/00           520
       501    American Municipal Power Sys. Impt. BANS (Milan Village Proj.) .............     4.450    01/19/01           501
       500    American Municipal Power Sys.Equipment BANS
                (Distributive Generation Proj.) ..........................................     5.250    01/19/01           498
       185    College Station, TX, Utility System Rev ....................................     5.875    02/01/01           186
       105    San Antonio, TX, Electric & Gas Rev ........................................     5.200    02/01/01           105
       200    Webb Co., TX, COP ..........................................................     4.550    02/01/01           200
       300    Richardson, TX, ISD, GO ....................................................     4.750    02/15/01           300
       430    American Municipal Power Sys. Impt. BANS (Bradner Village Proj.) ...........     4.900    03/23/01           430
----------                                                                                                          ----------
$    5,456    TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
----------    (Amortized Cost $5,459) ....................................................                          $    5,459
                                                                                                                    ----------

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       32
                                      ----

TAX-FREE MONEY FUND (CONTINUED)
==============================================================================================================================
 PRINCIPAL                                                                                                            MARKET
  AMOUNT                                                                                      COUPON    MATURITY       VALUE
 (000'S)      FLOATING & VARIABLE DEMAND NOTES-- 51.7%                                         RATE       DATE        (000'S)
------------------------------------------------------------------------------------------------------------------------------

$      500    Arapahoe Co., CO, IDR (Denver JetCenter Proj.) .............................     4.550    07/01/00    $      500
       200    Illinois Health Fac. Auth. Rev., Ser. B (Elmhurst Memorial Hosp.) ..........     4.700    07/01/00           200
     1,100    Puerto Rico Commonwealth Trans, Ser. A-1 ...................................     4.750    07/01/00         1,100
     1,000    University Athletic Association, FL, Capital Impt. Rev
                (Univ. of Florida Stadium Proj.) .........................................     4.750    07/01/00         1,000
       900    Eddyville, IA, IDR (Heartland Lysine, Inc.) ................................     5.350    07/05/00           900
       700    San Rafael, CA, IDR Bonds (Phoenix American Inc.) ..........................     5.000    07/05/00           700
     1,100    Scio Twnp., MI, EDR ........................................................     4.900    07/05/00         1,100
       505    Brooklyn Park, MN, IDR (Schmidt Proj.) .....................................     5.050    07/06/00           505
       475    Frankfort, MN, IDR, Ser. 1995 (J&B, Inc.) ..................................     5.050    07/06/00           475
       245    Frankfort, MN, IDR, Ser. 1995 (J&B, Inc.) ..................................     5.300    07/06/00           245
       649    Franklin Park, IL, Rev., Ser. 1994 (A.M. Castle & Co. Proj.) ...............     5.150    07/06/00           649
     1,395    Harvard, IL, Health Care Fac. Rev., Ser. 1998
                (Harvard Memorial Hosp. Proj.) ...........................................     4.950    07/06/00         1,395
       200    Hope, AR, IDR, Ser. A (Champion Parts, Inc. Proj.) .........................     5.150    07/06/00           200
       973    Kansas City, MO, IDR (A.M. Castle & Co. Proj.) .............................     5.150    07/06/00           973
     1,235    Mankato, MN, IDR, Ser. 1998 (Sacco Family LP Proj.) ........................     5.200    07/06/00         1,235
     1,000    Payne Co., OK, EDR, Ser. A (Collegiate Hsg. Foundation) ....................     4.750    07/06/00         1,000
       188    Rosemont, IL. IDR, (A.M. Castle & Co. Proj.) ...............................     5.150    07/06/00           188
       660    Wakarusa, IN, EDR (MMM-Invest Inc. Proj.) ..................................     5.000    07/06/00           660
----------                                                                                                          ----------
$   13,025    TOTAL FLOATING & VARIABLE DEMAND NOTES
----------    (Amortized Cost $13,025) ...................................................                          $   13,025
                                                                                                                    ----------

------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                                                            MARKET
  AMOUNT                                                                                      COUPON    MATURITY       VALUE
 (000'S)      ADJUSTABLE RATE PUT BONDS-- 26.4%                                                RATE       DATE        (000'S)
------------------------------------------------------------------------------------------------------------------------------

$      620    Lexington-Fayette Co., KY, Urban Govt. Rev. (Providence Montessori) ........     4.250    07/01/00    $      620
       505    Buckeye Tax-Exempt Mtg. Bond Trust .........................................     4.520    08/01/00           503
     1,110    Summit Co., OH, IDR (S.D. Myers Inc. Proj.) ................................     4.350    08/15/00         1,110
       200    Fairfield, OH, IDR ARPB (Skyline Chili, Inc. Proj.) ........................     5.000    09/01/00           200
     1,200    Owensboro, KY, IDR, Ser. 1985 (Dart Container) .............................     4.700    09/01/00         1,200
       270    Portage Co., OH, IDR (Neidlinger Proj.) ....................................     4.600    09/01/00           270
       255    Summit Co., OH, IDR (Keltec Inc. Proj.) ....................................     4.600    09/01/00           255
       500    Summit Co., OH, IDR (Struktol Co. America Proj.) ...........................     4.600    09/01/00           500
       265    Summit Co., OH, IDR (Triscari Proj.) .......................................     4.600    09/01/00           265
       140    Cuyahoga Co.,OH, IDR (Halle Office Bldg.) ..................................     4.510    10/01/00           140
       120    Richland Co., OH, IDR (Robon Partnership Proj.) ............................     4.650    10/01/00           120
       465    Summit Co., OH, IDR (L & W Mfg. Proj.) .....................................     4.650    10/01/00           465
     1,000    Westmoreland Co., PA, IDR (White Consolidated Industries) ..................     5.170    12/01/00         1,000
----------                                                                                                          ----------
$    6,650    TOTAL ADJUSTABLE RATE PUT BONDS (AMORTIZED COST $6,648) ....................                          $    6,648
----------                                                                                                          ----------

$   25,131    TOTAL INVESTMENT SECURITIES-- 99.8%
==========    (Amortized Cost $25,132) ...................................................                          $   25,132

              OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.2% ...............................                                  62
                                                                                                                    ----------

              NET ASSETS-- 100.0% ........................................................                          $   25,194
                                                                                                                    ==========

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       33
                                      ----

CALIFORNIA TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2000
==============================================================================================================================
 PRINCIPAL                                                                                                            MARKET
  AMOUNT      FIXED RATE REVENUE &                                                            COUPON    MATURITY       VALUE
 (000'S)      GENERAL OBLIGATION BONDS-- 27.6%                                                 RATE       DATE        (000'S)
------------------------------------------------------------------------------------------------------------------------------

$      200    California Health Fac. Fin. Auth. Rev., Ser. B (Catholic Health Facs.) .....     4.250    07/01/00    $      200
       155    California Health Fac. Fin. Auth. Rev., Ser. B (Children's Hosp.),
                Prerefunded @ 102 ........................................................     6.500    07/01/00           158
       200    Los Angeles Co., CA, Trans. Comm. Sales Tax Rev.,
                Ser. A (Proposition C) ...................................................     5.500    07/01/00           200
       400    Los Angeles Co., CA, Trans. Comm. Sales Tax Rev., Ser. B ...................     5.600    07/01/00           400
       500    Puerto Rico Commonwealth Public Impt. GO, Ser. B ...........................     5.500    07/01/00           500
       165    Sacramento, CA, Utility Dist. Rev., Ser. 7 .................................     5.000    07/01/00           165
       200    Sacramento, CA, Utility Dist. Rev., Ser. 7 .................................     5.850    07/01/00           200
       335    San Francisco, CA, Bay Area Rapid Trans. Dist. Sales Tax Rev.,
                Prerefunded @ 102 ........................................................     6.750    07/01/00           342
       350    Southern California Rapid Trans. Dist. COP (Workers Comp.) .................     7.625    07/01/00           350
     1,000    Fremont, CA, USD, Alameda Co. TRANS ........................................     4.000    07/28/00         1,000
       255    Berkeley, CA, USD GO, Ser. D ...............................................     8.250    08/01/00           256
       100    California St. Dept. of Veteran Affairs Home Purchase Rev., Ser. A .........     6.450    08/01/00           100
       250    California St. GO ..........................................................     5.000    08/01/00           250
       800    California St. GO ..........................................................     6.900    08/01/00           802
       200    Castaic Lake, CA, COP Water Sys. Impt. Rev .................................     6.750    08/01/00           201
       365    Jefferson, CA, USD GO, Ser. A ..............................................     5.750    08/01/00           366
       160    Long Beach, CA USD GO, Ser. A ..............................................     7.500    08/01/00           161
     1,040    Los Angeles Co.,CA, Schools Regionalized Business Svcs. Rev., Ser. A .......     0.000    08/01/00         1,037
       300    Paso Robles, CA, Joint USD COP .............................................     4.500    08/01/00           300
       185    San Lorenzo, CA, USD COP ...................................................     4.000    08/01/00           185
       110    San Marcos, CA, Public Fac. Auth. Tax Rev., Ser. A .........................     4.500    08/01/00           110
       175    Santa Paula, CA, USD GO, Prerefunded @ 102 .................................     7.200    08/01/00           184
       100    Orange Co., CA, Water Dist., Prerefunded @ 102 .............................     7.000    08/15/00           102
       100    California St. GO ..........................................................     5.700    09/01/00           100
       100    California St. Public Works Board Lease Rev. Ser. A Prerefunded @ 102 ......     7.000    09/01/00           103
       625    Corona, CA, Comnty Fac. Dist. Ref. Special Tax .............................     4.000    09/01/00           625
       320    Fontana, CA, Special Tax Ref. Comnty Fac. Dist. Special Tax, Ser. A ........     4.000    09/01/00           320
       300    Los Angeles, CA, GO, Ser. A ................................................     5.100    09/01/00           301
       205    San Bernardino, CA Joint Powers Fin. Auth. COP (Police Station Proj.) ......     3.700    09/01/00           205
       100    San Francisco, CA, City & Co. COP ..........................................     5.300    09/01/00           100
       250    West Covina, CA COP Ref. (Civic Center Proj.) ..............................     5.250    09/01/00           251
       150    California Educational Facs. Auth. Rev.,
                (Univ. of San Diego Proj.) Prerefunded @ 102 .............................     6.750    10/01/00           154
       100    California St. Veterans GO, Ser. AS ........................................    10.000    10/01/00           102
       165    Kern Co., CA, COP Capital Impt. Proj. COP ..................................     4.000    11/01/00           165
       175    Sacramento, CA, Redevelopment Agcy. Tax Alloc. Rev.,
                Ser. A Prerefunded @ 102 .................................................     6.500    11/01/00           180
       875    Los Angeles, CA, Wastewater Sys. Rev., Series D Prerefunded @ 102 ..........     6.700    12/01/00           902
       395    Santa Ana, CA, Comnty Redevelopment Agcy. Prerefunded @ 102 ................     6.500    12/15/00           407
       590    Santa Ana, CA, Comnty Redevelopment Agcy. Prerefunded @ 102 ................     6.500    12/15/00           608

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                                      ----
                                       34
                                      ----

CALIFORNIA TAX-FREE MONEY FUND (CONTINUED)
==============================================================================================================================
 PRINCIPAL                                                                                                            MARKET
  AMOUNT      FIXED RATE REVENUE &                                                            COUPON    MATURITY       VALUE
 (000'S)      GENERAL OBLIGATION BONDS-- 27.6% (CONTINUED)                                     RATE       DATE        (000'S)
------------------------------------------------------------------------------------------------------------------------------

$      210    Santa Ana, CA, Comnty Redevelopment Agcy. Tax Allocation,
                Ser. B, Prerefunded @ 102 ................................................     6.500    12/15/00    $      216
       280    Jefferson, CA, USD GO, Ser. A ..............................................     5.750    02/01/01           283
       100    Walnut Valley, CA, USD GO, Ser. A ..........................................     6.250    02/01/01           101
       100    Contra Costa, CA, Trans. Auth. Sales Tax Rev., Ser. A ......................     4.800    03/01/01           101
       155    San Francisco, CA, City & Co. Arpt. Comm. Intl. Rev ........................     6.100    05/01/01           158
       100    Stanislaus Co., CA, COP Ref. Capital Impt. Ser. A ..........................     4.375    05/01/01           100
       315    San Francisco, CA, City & Co. COP ..........................................     7.375    06/15/01           324
     2,000    Los Angeles Co., CA, School Pooled Fin. Prog. COP Ser. A ...................     5.000    07/02/01         2,014
     1,000    California School Cash Reserve Prog. Auth. Pooled Loan, Ser. A .............     5.250    07/03/01         1,009
       960    Fremont, CA, USD ...........................................................     5.000    07/10/01           968
----------                                                                                                          ----------
$   17,215    TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
----------    (Amortized Cost $17,366) ...................................................                          $   17,366
                                                                                                                    ----------

------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                                                            MARKET
  AMOUNT                                                                                      COUPON    MATURITY       VALUE
 (000'S)      FLOATING & VARIABLE DEMAND NOTES-- 78.0%                                         RATE       DATE        (000'S)
------------------------------------------------------------------------------------------------------------------------------

$      600    California Health Fac. Fin. Auth. Rev., Ser. A .............................     4.000    07/01/00    $      600
       800    California PCR Fin. Auth. Rev., Ser.B (Southern CA Edison) .................     4.400    07/01/00           800
       400    California PCR Fin. Auth. Ser. A (Pacific Gas & Electric) ..................     4.000    07/01/00           400
     1,600    Chula Vista, CA, IDR Ser. A (San Diego Gas & Elec. Co.) ....................     4.350    07/01/00         1,600
       200    M-S-R Public Power Agency, CA, Rev., Ser. F (San Juan Proj.) ...............     4.150    07/01/00           200
       600    Montebello, CA, IDA IDR (Sunclipse Proj.) ..................................     4.100    07/01/00           600
       500    Newport Beach, CA, Rev., (Hoag Memorial Presbyterian Hosp.) ................     4.250    07/01/00           500
     1,800    Newport Beach, CA, Rev., Ser. A (Hoag Memorial Hosp.) ......................     4.250    07/01/00         1,800
     3,000    Newport Beach, CA, Rev., Ser. B (Hoag Memorial Hosp.) ......................     4.250    07/01/00         3,000
     5,600    Newport Beach, CA, Rev., Ser. C (Hoag Memorial Hosp.) ......................     4.250    07/01/00         5,600
     1,900    Orange Co., CA, Sanitation Dist. COP, Ser. C ...............................     4.000    07/01/00         1,900
     3,000    Puerto Rico Commonwealth Trans, Ser. A-1 ...................................     4.750    07/01/00         3,000
       700    Riverside, CA, IDA IDR Issue A (Sunclipse Inc. Proj.) ......................     4.100    07/01/00           700
       390    San Dimas CA, Redevelopment Agcy. Rev., Ser. 1983
                (San Dimas Commerce Center) ..............................................     4.400    07/01/00           390
     2,000    ABAG Fin. Auth. Nonprofit Corps. MFH Rev., Ser. A
                (Vintage Chateau Proj.) ..................................................     5.000    07/05/00         2,000
     2,000    ABN AMRO Munitops Trust Cert. (San Diego, CA) ..............................     4.470    07/05/00         2,000
     2,000    ABN AMRO Munitops Trust Cert., Ser. 1999-7 .................................     4.470    07/05/00         2,000
       700    California School Fac. Fin. Corp. COP, Ser. B ..............................     4.400    07/05/00           700
       480    California Statewide Cmntys. Dev. Corp. IDR ................................     4.750    07/05/00           480
       180    California Statewide Comnty. Dev Corp Rev ..................................     4.750    07/05/00           180
       300    Huntington Park, CA, Public Fin. Auth. Lease Rev. Parking Proj., Ser. A ....     4.950    07/05/00           300
     1,545    Oxnard CA, IDA IDR (Van R. Dental Prods, Inc.) .............................     4.750    07/05/00         1,545
     2,800    San Rafael, CA, IDR Bonds (Phoenix American Inc.) ..........................     5.000    07/05/00         2,800
     1,600    Vacaville, CA, IDA IDR (Leggett & Platt, Inc.) Ser. B ......................     4.650    07/05/00         1,600
     1,400    Alameda Co., CA, IDR (Bat Prop. LLC Proj.) Ser. 1998A ......................     4.400    07/06/00         1,400

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       35
                                      ----

CALIFORNIA TAX-FREE MONEY FUND (CONTINUED)
==============================================================================================================================
 PRINCIPAL                                                                                                            MARKET
  AMOUNT                                                                                      COUPON    MATURITY       VALUE
 (000'S)      FLOATING & VARIABLE DEMAND NOTES-- 78.0% (CONTINUED)                             RATE       DATE        (000'S)
------------------------------------------------------------------------------------------------------------------------------

$      500    California Health Fac. Fin. Auth. Rev., Ser. B Adventist Health Sys ........     4.400    07/06/00    $      500
     1,400    Hanford, CA, Sewer Rev., Ser. A ............................................     4.750    07/06/00         1,400
     2,000    Los Angeles, CA, Dept. of Water And Power Electric Rev. Ser. A .............     4.250    07/06/00         2,000
       100    Petaluma, CA, Cmnty. Dev. MFH Rev., Ser. A .................................     4.400    07/06/00           100
     1,000    San Bernardino Co., CA, Capital Impt. Refinancing Proj. COP ................     4.750    07/06/00         1,000
     1,300    San Bernardino Co., CA, COP, Prerefunded @ 102 .............................     4.420    07/06/00         1,300
       900    San Bernardino, CA, IDR (La Quinta Motor Inns) .............................     4.800    07/06/00           900
     2,250    San Diego Co., CA, IDA (Apogee Enterprises, Inc.) Ser. A ...................     4.950    07/06/00         2,250
       400    California PCR Fin. Auth. Rev. Ser. 83 (Southdown, Inc.) ...................     4.500    07/15/00           400
     3,100    California PCR Fin. Auth. Rev., Ser. B (Southdown, Inc.) ...................     4.500    07/15/00         3,100
$   49,045    TOTAL FLOATING & VARIABLE DEMAND NOTES (AMORTIZED COST $49,045) ............                          $   49,045
----------                                                                                                          ----------
$   66,260    TOTAL INVESTMENT SECURITIES-- 105.6%
==========    (Amortized Cost $66,411) ...................................................                          $   66,411

              LIABILITIES IN EXCESS OF OTHER ASSETS-- (5.6%) .............................                              (3,511)
                                                                                                                    ----------

              NET ASSETS-- 100.0% ........................................................                          $   62,900
                                                                                                                    ==========

See accompanying notes to financial statements and notes to portfolios of investments.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       36
                                      ----

OHIO TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2000
==============================================================================================================================
 PRINCIPAL                                                                                                            MARKET
  AMOUNT      FIXED RATE REVENUE &                                                            COUPON    MATURITY       VALUE
 (000'S)      GENERAL OBLIGATION BONDS-- 30.2%                                                 RATE       DATE        (000'S)
------------------------------------------------------------------------------------------------------------------------------

$    1,250    American Municipal Power Sys. Impt. Rev. BANS (Deshler, OH, Proj.) .........     4.000    07/10/00    $    1,250
     1,000    American Municipal Power Sys. Impt. Rev. BANS
                (Village of New Breman Proj.) ............................................     3.700    07/10/00         1,000
     2,350    American Municipal Power Sys. Impt. Rev. BANS (Montpelier Village Proj.) ...     4.000    07/13/00         2,350
     6,997    Morgan, OH, LSD Impt. GO BANS, Ser. 1999 ...................................     4.520    07/14/00         6,998
       520    Allen Co., OH, GO BANS Ser. 1999 ...........................................     4.300    07/20/00           520
     2,000    Niles City, OH, Water Line Impt. GO BANS ...................................     4.150    07/20/00         2,000
     1,800    American Municipal Power Sys. Impt. Rev. BANS (Wapakoneta Proj.) ...........     3.750    07/27/00         1,800
     1,500    Athens, OH, CSD GO BANS ....................................................     4.780    07/27/00         1,501
     6,000    American Municipal Power Sys. Impt. Rev. BANS (City of Bryan Proj.) ........     3.900    08/25/00         6,000
     1,200    Lisbon, OH, Exempted Village School Dist. Impt. GO BANS, Ser. 1999 .........     3.800    08/31/00         1,200
       900    Springboro, OH, Street Impt. GO BANS .......................................     3.960    09/07/00           900
     2,000    Springdale, OH, Street Impt. GO BANS .......................................     3.800    09/14/00         2,000
       700    Lorain Co., OH, Various Purpose GO BANS, Ser. 1999 .........................     4.000    09/15/00           700
     4,574    Lorain Co., OH, Various Purpose GO BANS, Ser. 1999 .........................     4.000    09/15/00         4,576
       500    North Ridgeville, OH, Road Impt. GO BANS, Ser. 2000 ........................     4.950    10/19/00           501
     1,795    Bluffton Village, OH, Water Sys. Rev. BANS .................................     4.450    10/26/00         1,797
     3,000    Mariemont, OH, CSD GO BANS .................................................     4.840    10/31/00         3,005
     2,200    American Municipal Power Sys. Impt. Rev. BANS (Pioneer Village Proj.) ......     4.200    11/02/00         2,200
       500    Cleveland-Cuyahoga Co., OH, Port Auth. TANS ................................     3.700    11/15/00           499
       600    Marysville, OH, Various Purpose GO BANS ....................................     4.210    11/16/00           601
     2,015    Marysville, OH, Various Purpose GO BANS ....................................     4.460    11/16/00         2,017
     3,350    Marysville, OH, Various Purpose GO BANS ....................................     5.050    11/16/00         3,354
     3,120    Marysville, OH, Various Purpose GO BANS, Ser. 2000C-1 ......................     4.500    11/16/00         3,123
     2,325    Marysville, OH, Various Purpose GO BANS, Ser. 2000D ........................     4.500    11/16/00         2,327
     2,075    Belmont Co., OH, Sanitary Sewer Impt. GO BANS ..............................     4.210    11/21/00         2,077
     2,000    American Municipal Power Sys. Impt. Rev. BANS (Bowling Green, OH, Proj.) ...     4.100    12/01/00         2,000
     4,000    American Municipal Power Sys. Impt. Rev. BANS (Shelby Proj.) ...............     4.300    12/01/00         4,000
       400    Cincinnati, OH, Public Impt. GO ............................................     4.500    12/01/00           401
     3,000    Dayton, OH, Airport Impt. GO BANS ..........................................     4.600    12/01/00         3,005
       590    Garfield Heights, OH, Various Purpose GO BANS ..............................     7.050    12/01/00           608
     1,000    Springboro, OH, Various Purpose GO BANS, Ser. 1999 .........................     4.260    12/07/00         1,001
     2,126    Union-Scioto, OH, LSD Classroom Fac. GO BANS ...............................     4.900    12/08/00         2,132
       940    Clermont Co., OH, Road Impt. GO BANS .......................................     4.300    12/14/00           941
     2,000    Canton, OH, CSD GO BANS ....................................................     4.625    12/15/00         2,003
     9,500    American Municipal Power Sys.Equipment Rev. BANS
                (Distributive Generation Proj.) ..........................................     5.250    01/19/01         9,464
     1,645    Marysville OH, GO (Acquisition Notes) ......................................     5.010    01/25/01         1,647
     1,685    Marysville, OH, Various Purpose GO BANS, Ser. 2000 .........................     4.470    01/25/01         1,687
     4,700    Hebron, OH, Sanitary Sewer Sys. Rev ........................................     5.100    02/15/01         4,714
     1,150    Mason, OH, CSD School Impt. GO BANS, Ser. 2000 .............................     4.630    02/15/01         1,153
       400    Portsmouth, OH, Water Line Fin. GO BANS ....................................     4.600    02/28/01           400
     2,000    Beachwood, OH, Various Purpose GO BANS .....................................     4.500    03/01/01         2,004

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       37
                                      ----

OHIO TAX-FREE MONEY FUND (CONTINUED)
==============================================================================================================================
 PRINCIPAL                                                                                                            MARKET
  AMOUNT      FIXED RATE REVENUE &                                                            COUPON    MATURITY       VALUE
 (000'S)      GENERAL OBLIGATION BONDS-- 30.2% (CONTINUED)                                     RATE       DATE        (000'S)
------------------------------------------------------------------------------------------------------------------------------

$    7,560    American Municipal Power Sys. Impt. Rev. BANS (Wadsworth Proj.) ............     4.950    03/15/01    $    7,583
       265    Marysville, OH, Various Purpose GO BANS ....................................     4.610    03/15/01           265
       200    Marysville, OH, Various Purpose GO BANS ....................................     5.260    03/15/01           200
       300    Archbold, OH, Various Purpose GO BANS ......................................     4.950    03/22/01           301
     1,270    Deerfield Township, OH, Park Land Acquisition GO BANS ......................     4.759    03/28/01         1,273
     1,500    Ross Co., OH, Bldg. Auth. Acquisiton GO BANS ...............................     4.750    05/16/01         1,500
     1,200    Hebron, OH, Municipal Building GO BANS .....................................     5.030    05/17/01         1,200
     1,100    Williard City, OH, Street Impt. GO BANS ....................................     5.300    05/24/01         1,104
----------                                                                                                          ----------
$  104,802    TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
----------    (Amortized Cost $104,882) ..................................................                          $  104,882
                                                                                                                    ----------


------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                                                            MARKET
  AMOUNT                                                                                      COUPON    MATURITY       VALUE
 (000'S)      FLOATING & VARIABLE DEMAND NOTES-- 62.2%                                         RATE       DATE        (000'S)
------------------------------------------------------------------------------------------------------------------------------

$    2,015    Cuyahoga Co., OH, Econ. Dev. Rev ...........................................
                (The Cleveland Orchestra Proj.) ..........................................     4.500    07/01/00    $    2,015
     5,680    Cuyahoga Co., OH, Hosp. Rev., Ser. 1997D
                (Cleveland Clinic Foundation) ............................................     4.550    07/01/00         5,680
     3,715    Cuyahoga Co., OH, IDR (S&R Playhouse Realty) ...............................     4.750    07/01/00         3,715
     3,700    Delaware Co., OH, IDR (Radiation Sterilizers, Inc.) ........................     4.500    07/01/00         3,700
     1,565    Franklin Co., OH, IDR (Capitol South) ......................................     4.750    07/01/00         1,565
     1,200    Franklin Co., OH, IDR (Jacobsen Stores) ....................................     4.750    07/01/00         1,200
     4,500    Montgomery Co., OH, (Miami Valley Hosp.) ...................................     4.500    07/01/00         4,500
     2,700    Muskingum Co., OH, IDR (Elder-Beerman) .....................................     4.450    07/01/00         2,700
     2,550    Ohio St. Air Quality Dev. Auth. Rev. (CG&E), Ser. A ........................     4.500    07/01/00         2,550
     2,900    Ohio St. Air Quality Dev. Auth. Rev. (Mead Corp.) ..........................     4.450    07/01/00         2,900
     1,000    Ohio St. Air Quality Dev. Auth. Rev., Ser. 1985A (CG&E) ....................     4.750    07/01/00         1,000
     9,000    Ohio St. Air Quality Dev. Auth. Rev., Ser. 2000A ...........................     4.550    07/01/00         9,000
       500    Ohio St. Environmental Impt. Rev. (U.S. Steel Corp. Proj.) .................     4.450    07/01/00           500
     1,110    Ohio St. PCR (Sohio Water Proj.) ...........................................     4.500    07/01/00         1,110
     6,900    Puerto Rico Commonwealth Trans, Ser. A-1 ...................................     4.750    07/01/00         6,900
     7,000    ABN AMRO Munitops Trust Cert. 1998-I8 (Cleveland Water Works) ..............     4.720    07/05/00         7,000
       425    Brunswick, OH, IDR, Ser. A (Kindercare) ....................................     4.750    07/05/00           425
       930    Centerville, OH, Health Care Rev. (Bethany Memorial) .......................     4.850    07/05/00           930
     1,280    Clermont Co., OH, Hosp. Fac. Rev. Ser. 1996A ...............................     4.850    07/05/00         1,280
     6,211    Clermont Co., OH, Hosp. Fac. Rev., Ser. B (Mercy Health Sys. Proj.) ........     4.950    07/05/00         6,211
     7,000    Clinton Co., OH, Hosp. Rev. Pooled Fin. Prog ...............................     4.850    07/05/00         7,000
     2,140    Cuyahoga Co., OH, Educ. Fac. Rev., Ser. 1998
                (United Cerebral Palsy Assoc.) ...........................................     4.850    07/05/00         2,140
       845    Cuyahoga Co., OH, IDR (Pleasant Lake Assoc.) ...............................     4.850    07/05/00           845
       800    Delaware Co., OH, IDR, Ser. 1985 (MRG Ltd. Proj.) ..........................     5.000    07/05/00           800
     1,990    Erie Co., OH, IDR (Toft Dairy, Inc.) .......................................     4.850    07/05/00         1,990
       980    Franklin Co., OH, IDR Ser. A (Kindercare) ..................................     4.750    07/05/00           980
       564    Franklin Co., OH, IDR Ser. D (Kindercare) ..................................     4.750    07/05/00           564

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       38
                                      ----

OHIO TAX-FREE MONEY FUND (CONTINUED)
==============================================================================================================================
 PRINCIPAL                                                                                                            MARKET
  AMOUNT                                                                                      COUPON    MATURITY       VALUE
 (000'S)      FLOATING & VARIABLE DEMAND NOTES-- 62.2% (CONTINUED)                             RATE       DATE        (000'S)
------------------------------------------------------------------------------------------------------------------------------

$    1,120    Greene Co., OH, Health Care Fac. Rev. (Green Oaks Proj.) ...................     4.850    07/05/00    $    1,120
       200    Hamilton Co., OH, Hosp. Fac. Rev., Ser. F ..................................     4.850    07/05/00           200
                (Health Alliance of Greater Cincinnati)
     1,040    Hamilton, Co., OH, Health Care Fac. Rev. (Aloysius Orphanage Proj.) ........     4.850    07/05/00         1,040
       375    Hudson Village, OH, IDR, Ser. A (Kindercare) ...............................     4.750    07/05/00           375
       725    Huron Co., OH, Rev. (Norwalk Furniture Corp.) ..............................     4.850    07/05/00           725
       900    Lorain Co., OH, Hosp. Fac. Rev. (Catholic Healthcare Partners) .............     4.850    07/05/00           900
     1,865    Lorain Co., OH, IDR (EMH Med. Ctr. Proj.) ..................................     4.850    07/05/00         1,865
       494    Lorain Co., OH, IDR, Ser. C (Kindercare) ...................................     4.750    07/05/00           494
       935    Lucas Co., OH, IDR, Ser. D (Kindercare) ....................................     4.750    07/05/00           935
       300    Medina, OH, IDR (Kindercare) ...............................................     4.750    07/05/00           300
       800    Meigs Co., OH, IDR, Ser. 1985 (MRG Ltd. Proj.) .............................     5.000    07/05/00           800
       287    Middletown, OH, IDR, Ser. A (Kindercare) ...................................     4.750    07/05/00           287
       945    Monroe, OH, IDR, Ser. 1985 (Magnode Corp.) .................................     4.800    07/05/00           945
     2,000    Montgomery Co., OH, EDR (Dayton Art Institute) .............................     4.750    07/05/00         2,000
       340    Montgomery Co., OH, IDR (Kindercare) .......................................     4.750    07/05/00           340
       360    Montgomery Co.,OH, Health Care Rev., Ser. A ................................     4.850    07/05/00           360
                (Dayton Area MRI Consortium)
     1,000    Morrow Co., OH, IDR (Field Container Corp.) ................................     4.800    07/05/00         1,000
     3,500    Ohio St. Higher Educ. Fac. Rev. (Kenyon College Proj.) .....................     4.750    07/05/00         3,500
     3,400    Ohio St. Higher Educ. Fac. Rev., Ser. 1992 .................................     4.750    07/05/00         3,400
     1,200    Ohio St. Water Dev. Auth. Rev. (Timken Co. Proj.) ..........................     4.800    07/05/00         1,200
       650    Orrville, OH, Hosp. Fac. Rev., Ser. 1990 (Orville Hosp.) ...................     4.800    07/05/00           650
       437    Stark Co., OH, IDR, Ser. D (Kindercare) ....................................     4.750    07/05/00           437
     3,200    Summit, OH, Civic Fac. Rev., Ser. 1997 (YMCA Proj.) ........................     4.850    07/05/00         3,200
       375    Wadsworth, OH, IDR (Kindercare) ............................................     4.750    07/05/00           375
       800    Wyandot Co., OH, IDR, Ser. 1985 (MRG Ltd. Proj.) ...........................     5.000    07/05/00           800
       375    Akron, Bath & Copley, OH, Joint Twnsp. Hosp. Rev ...........................     4.850    07/06/00           375
                (Visiting Nurse Svcs. Proj.)
     3,000    Ashtabula Co., OH, Hosp. Fac. Rev., Ser. 1995 ..............................     4.800    07/06/00         3,000
                (Ashtabula Co. Med. Ctr. Proj.)
     2,390    Butler Co., OH, Hosp. Fac. Rev. Ser. 1998A .................................     4.950    07/06/00         2,390
                (Berkeley Square Retirement Ctr. Proj.)
     6,965    Cleveland, OH, Waterworks Rev., Ser. 58 ....................................     4.870    07/06/00         6,965
     1,400    Clinton Co., OH, Hosp. Rev. (Clinton Memorial Hosp.) .......................     4.850    07/06/00         1,400
       500    Columbus, OH, GO Rev., Ser. 1 ..............................................     4.600    07/06/00           500
     2,100    Columbus, OH, GO, Ser. 1 ...................................................     4.600    07/06/00         2,100
     2,000    Cuyahoga Co., OH, IDR Ser. 1989 (Motch Corp. Proj.) ........................     4.950    07/06/00         2,000
     3,500    Delaware Co., OH, Health Care Fac. Rev .....................................     4.920    07/06/00         3,500
     2,685    Franklin Co., OH, EDR (Dominican Sisters) ..................................     4.850    07/06/00         2,685
     3,460    Franklin Co., OH, EDR, Ser. 1998 (Unity Resource Center Proj.) .............     4.850    07/06/00         3,460
     1,170    Franklin Co., OH, Health Care Fac. Rev .....................................     4.850    07/06/00         1,170
     2,000    Franklin Co., OH, IDR (Alco Standard Corp.) ................................     4.800    07/06/00         2,000
       400    Franklin Co., OH, IDR (Columbus College) ...................................     4.850    07/06/00           400
     1,115    Franklin Co., OH, IDR (Ohio Girl Scouts) ...................................     4.850    07/06/00         1,115

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       39
                                      ----

OHIO TAX-FREE MONEY FUND (CONTINUED)
==============================================================================================================================
 PRINCIPAL                                                                                                            MARKET
  AMOUNT                                                                                      COUPON    MATURITY       VALUE
 (000'S)      FLOATING & VARIABLE DEMAND NOTES-- 62.2% (CONTINUED)                             RATE       DATE        (000'S)
------------------------------------------------------------------------------------------------------------------------------

$    1,900    Geauga Co., OH, Health Care Fac. Rev., Ser. 1998A (Heather Hill Proj.) .....     4.870    07/06/00    $    1,900
     1,079    Hamilton Co., OH, EDR, Ser. 1995 ...........................................     4.950    07/06/00         1,079
                (Cincinnati Assoc. for the Performing Arts)
       100    Hamilton Co., OH, Hosp. Fac. (Children's Hospital) .........................     4.900    07/06/00           100
     3,000    Hamilton OH, MFH Rev., Ser. A (Knollwood Village Apts.) ....................     4.800    07/06/00         3,000
     2,000    Hamilton, OH, MFH Rev. (Knollwood Village Apts.) ...........................     4.800    07/06/00         2,000
     2,675    Hancock Co., OH, MFM Rev., Ser. A (Crystal Glen Apts. Proj. Phase II) ......     4.800    07/06/00         2,675
     6,605    Lima, OH, Hosp. Fac. & Impt. Rev., Ser. 1996 (Lima Memorial Hosp.) .........     4.850    07/06/00         6,605
       315    Lucas Co., OH, IDR (Associates Proj.) ......................................     4.950    07/06/00           315
       250    Lucas Co., OH, Rev. (Sunshine Children's Home) .............................     4.850    07/06/00           250
     1,850    Mahoning Co., OH, Health Care Fac. Rev. (Copeland Oaks) ....................     4.800    07/06/00         1,850
     1,265    Mahoning Co., OH, Health Care Fac. Rev. (Ohio Heart Institute) .............     4.850    07/06/00         1,265
     3,410    Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.) ......................     4.800    07/06/00         3,410
       590    Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.) ......................     4.800    07/06/00           590
       340    Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.) ......................     4.900    07/06/00           340
     1,150    Mason, OH, Tax Increment Fin. Rev. (Central Park Proj.) ....................     4.970    07/06/00         1,150
     3,360    Montgomery Co., OH, Health Care Rev. (Comm. Blood Ctr. Proj.) ..............     4.850    07/06/00         3,360
     3,200    Montgomery Co., OH, Ltd. Oblig. Rev., Ser. 1996 ............................     4.800    07/06/00         3,200
                (St.Vincent de Paul Proj.)
     4,900    Ohio St. EDR, Ser. 1983 (Court St. Ctr. Assoc. Ltd. Proj.) .................     4.950    07/06/00         4,900
     4,100    Ohio St. Higher Educ. Fac. Rev. (Pooled Fin.) ..............................     4.850    07/06/00         4,100
     4,100    Ohio St. Higher Educ. Fac. Rev. (Pooled Fin.) ..............................     4.850    07/06/00         4,100
     4,800    Ohio St. Higher Educ. Fac. Rev. (Pooled Fin.) ..............................     4.850    07/06/00         4,800
       590    Ohio St. IDR, Ser. 1994 (A.M. Castle & Co. Proj.) ..........................     5.150    07/06/00           590
     1,110    Ohio St. Turnpike Rev., Ser. 71 ............................................     4.870    07/06/00         1,110
     1,755    Ottawa Co., OH, Hosp. Fac. Rev. (Luther Home of Mercy Proj.) ...............     4.850    07/06/00         1,755
       160    Pike Co., OH, EDR (Pleasant Hill) ..........................................     4.800    07/06/00           160
       800    Rickenbacker, OH, Port. Auth. Rev. (Rickenbacker Holdings, Inc.) ...........     4.850    07/06/00           800
     5,555    Sharonville, OH, IDR (Duke Realty Proj.) ...................................     4.850    07/06/00         5,555
     1,800    Summit Co., OH, Health Care Fac. Rev., Ser. 1997 (Evant, Inc. Proj.) .......     4.850    07/06/00         1,800
       630    Summit Co., OH, IDR (Go-Jo Indust., Inc. Proj.) ............................     4.850    07/06/00           630
     4,260    Trumbull Co., OH, Health Care Fac. Rev. (Shepherd of the Valley) ...........     4.800    07/06/00         4,260
     3,995    Univ. of Akron, OH, Gen. Rec., Ser. 165 ....................................     4.870    07/06/00         3,995
     1,210    Village of Andover, OH, Health Care Fac. Rev., Ser. 1996
                (D&M Realty Proj.) .......................................................     4.800    07/06/00         1,210
     1,600    Warren Co., OH, IDR (Liquid Container Proj.) ...............................     4.850    07/06/00         1,600
       850    Westlake, OH, IDR (Nordson Co.) ............................................     4.900    07/06/00           850
     1,400    Hamilton Co., OH, IDR (ADP System) .........................................     4.500    07/15/00         1,400
----------                                                                                                          ----------
$  216,212    TOTAL FLOATING & VARIABLE DEMAND NOTES
----------    (Amortized Cost $216,212) ..................................................                          $  216,212
                                                                                                                    ----------

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       40
                                      ----

OHIO TAX-FREE MONEY FUND (CONTINUED)
==============================================================================================================================
 PRINCIPAL                                                                                                            MARKET
  AMOUNT                                                                                      COUPON    MATURITY       VALUE
 (000'S)      ADJUSTABLE RATE PUT BONDS-- 6.9%                                                 RATE       DATE        (000'S)
------------------------------------------------------------------------------------------------------------------------------

$    2,470    Perry Co., OH, Nursing Fac. Rev., Ser. 1996 ................................     3.700    09/01/00    $    2,470
                (New Lexington Health Corp. Proj.)
       590    Riverside, OH, EDR (Riverside Assoc. Ltd. Proj.) ...........................     4.250    09/01/00           590
     4,760    Cuyahoga Co.,OH, IDR (Halle Office Bldg.) ..................................     4.510    10/01/00         4,760
     1,135    Miami Valley, OH, Tax-Exempt Mtg. Rev. Ser. 1986 ...........................     4.880    10/15/00         1,135
     1,315    Clermont Co., OH, EDR (John Q. Hammons Proj.) ..............................     4.600    11/01/00         1,315
       550    Franklin Co., OH, IDR (GSW Proj.) ..........................................     4.400    11/01/00           550
     2,925    Ohio St. HFA MFH (Lincoln Park) ............................................     4.400    11/01/00         2,925
     3,275    Richland Co., OH, IDR (Mansfield Sq. Proj.) ................................     4.500    11/15/00         3,275
       315    Cuyahoga Co., OH, Health Care Rev ..........................................     5.050    12/01/00           315
     4,690    Franklin Co., OH, IDR (Leveque & Assoc. Proj.) .............................     4.800    12/01/00         4,690
       975    Scioto Co., OH, Health Care Rev. (Hillview Retirement) .....................     4.800    12/01/00           975
       880    Gallia Co., OH, IDR (Jackson Pike Assoc.) ..................................     4.750    12/15/00           880
       185    Cincinnati & Hamilton Co., OH, Port Auth. EDR
----------      (Kenwood Office Assoc. Proj.) ............................................     3.600    08/01/01           185
                                                                                                                    ----------
$   24,065    TOTAL ADJUSTABLE RATE PUT BONDS (AMORTIZED COST $24,065) ...................                          $   24,065
----------                                                                                                          ----------

$  345,079    TOTAL INVESTMENT SECURITIES-- 99.3%
----------    (Amortized Cost $345,159) ..................................................                          $  345,159

              OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.7% ...............................                               2,291
                                                                                                                    ----------

              Net Assets-- 100.0% ........................................................                          $  347,450
                                                                                                                    ==========

See accompanying notes to financial statements and notes to portfolios of investments.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       41
                                      ----

FLORIDA TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2000
==============================================================================================================================
 PRINCIPAL                                                                                                            MARKET
  AMOUNT      FIXED RATE REVENUE &                                                            COUPON    MATURITY       VALUE
 (000'S)      GENERAL OBLIGATION BONDS-- 22.7%                                                 RATE       DATE        (000'S)
------------------------------------------------------------------------------------------------------------------------------

$      100    Arizona St. Transportation Board, Ser. 1990 (Prerefunded @ 101) ............     6.750    07/01/00    $      101
       500    First Florida Governmental Fin. Commission, Rev., Ser. C ...................     5.900    07/01/00           500
     1,000    Florida St. Dept. of Natural Resources Preservation Rev ....................     4.500    07/01/00         1,000
       500    Seminole Co., FL, School Dist. TANS ........................................     4.000    07/28/00           500
       500    Lee Co., FL, School Board COP, Ser. A ......................................     6.200    08/01/00           501
       250    American Municipal Power Sys. Impt. BANS(City Of Bryan Proj.) ..............     4.750    08/25/00           250
        95    Louisiana St. GO Prerefunded @ 102 .........................................     7.125    09/01/00            98
       100    Jacksonville, FL, Excise Tax Rev ...........................................     3.900    10/01/00           100
       500    Pembroke Pines, FL, Capital Improvement Rev ................................     3.100    12/01/00           495
       500    American Municipal Power Sys. Equipment BANS
                (Distributive Generation Proj.) ..........................................     5.250    01/19/01           498
       100    Indian River Co., FL, Water & Sewer Rev ....................................     6.500    05/01/01           104
----------                                                                                                          ----------
$    4,145    TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
----------    (Amortized Cost $4,147) ....................................................                          $    4,147
                                                                                                                    ----------


------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                                                            MARKET
  AMOUNT                                                                                      COUPON    MATURITY       VALUE
 (000'S)      FLOATING & VARIABLE DEMAND NOTES-- 73.1%                                         RATE       DATE        (000'S)
------------------------------------------------------------------------------------------------------------------------------

$      800    Collier Co., FL, Health Fac. Auth. Hosp. Rev. (Cleveland Clinic) ...........     4.500    07/01/00    $      800
       800    Hillsborough Co., FL, PCR (Tampa Elec. Co. Proj.) ..........................     4.550    07/01/00           800
     1,000    Idaho HFA Rev., Ser. 1995 (St. Lukes Regional Hosp.) .......................     4.600    07/01/00         1,000
     1,000    Martin Co., FL, PCR (Florida Power & Light) ................................     4.600    07/01/00         1,000
       475    Volusia Co., FL, HFA MFH Rev., Ser. H (Sun Pointe Apts.) ...................     5.100    07/04/00           475
       900    Brevard Co. FL, HFA MFH Rev. Ser. B
                (Malabar Lakes & Park Village) ...........................................     4.850    07/05/00           900
       300    Broward Co., FL, HFA MFH Rev. (Margate Invts. Proj.) .......................     4.850    07/05/00           300
       100    Clermont Co., OH, Hosp. Fac. Rev., Ser. B
                (Mercy Health Sys. Proj.) ................................................     4.950    07/05/00           100
       180    Florida HFA MFH Rev., Ser. EEE (Carlton Arms II Proj.) .....................     4.850    07/05/00           180
       100    Florida Housing Fin. Corp. MFH Rev .........................................     4.800    07/05/00           100
       600    Florida Housing Fin. Corp. Rev., (Oaks at Regency) .........................     4.800    07/05/00           600
       500    Lee Co., FL, IDR Educ. Fac. Rev. (Canterbury School Proj.) .................     4.800    07/05/00           500
       900    Manatee Co., FL, HFA MFH Rev. (Harbour Proj. B) ............................     4.600    07/05/00           900
       900    Palm Beach Co., FL, Rev. (Henry Morrison Flagler Proj.) ....................     4.700    07/05/00           900
       225    Putnam Co., FL, Dev. Auth. PCR, Ser. 1984D
                (Seminole Elec. Coop.) ...................................................     4.850    07/05/00           225
       900    St. Petersburg, FL, HFA Rev. Ser. 1997 (Menorah Manor Proj.) ...............     4.750    07/05/00           900
     1,000    Jacksonville, FL, Health Fac. Rev. (Faculty Practice Assoc.) ...............     4.800    07/06/00         1,000
     1,150    Jacksonville, FL, Health Fac. Rev. (River Garden) ..........................     4.850    07/06/00         1,150
     1,500    ABN AMRO Munitops Trust Cert., Ser. 1998-8 .................................     4.800    07/08/00         1,500
----------                                                                                                          ----------
$   13,330    TOTAL FLOATING & VARIABLE DEMAND NOTES
----------    (Amortized Cost $13,330) ...................................................                          $   13,330
                                                                                                                    ----------

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       42
                                      ----

FLORIDA TAX-FREE MONEY FUND (CONTINUED)
==============================================================================================================================
 PRINCIPAL                                                                                                            MARKET
  AMOUNT                                                                                      COUPON    MATURITY       VALUE
 (000'S)      ADJUSTABLE RATE PUT BONDS-- 3.3%                                                 RATE       DATE        (000'S)
------------------------------------------------------------------------------------------------------------------------------

$      600    Putnam Co., FL, Dev. Auth. PCR, Ser. H-1 (Seminole Elec. Coop.) ............     4.350    12/15/00    $      600
----------    (Amortized Cost $600)

$   18,075    TOTAL INVESTMENT SECURITIES-- 99.1% (Amortized Cost $18,077) ...............                          $   18,077
==========

              OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.9% ...............................                                 167
                                                                                                                    ----------

              NET ASSETS-- 100.0% ........................................................                          $   18,244
                                                                                                                    ==========

See accompanying notes to financial statements and notes to portfolios of investments.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       43
                                      ----

TAX-FREE INTERMEDIATE TERM FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2000
==============================================================================================================================
 PRINCIPAL                                                                                                            MARKET
  AMOUNT                                                                                      COUPON    MATURITY       VALUE
 (000'S)      MUNICIPAL OBLIGATIONS-- 98.5%                                                    RATE       DATE        (000'S)
------------------------------------------------------------------------------------------------------------------------------

              ARIZONA -- 2.7%
$      600    Maricopa Co., AZ, School Dist. Rev., Ser. 1991C (Tempe Elem.) ..............     8.000    07/01/04    $      670
       300    Tucson, AZ, Water Dist. Rev ................................................     9.750    07/01/10           410
                                                                                                                    ----------
                                                                                                                         1,080
                                                                                                                    ----------

              CALIFORNIA -- 1.7%
       440    Sacramento Co., CA, MFH ARPB (Fairway One Apts.) ...........................     5.875    02/01/03           440
       250    California HFA Multi-Unit Rental Rev., Ser. B ..............................     6.500    08/01/05           257
                                                                                                                    ----------
                                                                                                                           697
                                                                                                                    ----------

              COLORADO -- 2.6%
       300    Highland Ranch, CO, Metro. Dist. GO, Ser. A ................................     5.000    12/01/10           287
       740    Broomfield, CO, Water Activity Enterprise Wtr Rev ..........................     5.300    12/01/11           752
                                                                                                                    ----------
                                                                                                                         1,039
                                                                                                                    ----------

              FLORIDA -- 9.7%
       500    Florida HFA MFH ARPB, Ser. 1978B (Hampton Lakes II Proj.) ..................     5.700    04/01/01           499
       750    Hillsborough Co., FL, Solid Waste Rev ......................................     5.500    10/01/06           771
       455    Pensacola, FL, Airport Rev., Ser. 1997B ....................................     5.400    10/01/07           465
     1,000    Pasco Co., FL, HFA MFH Rev., Ser. 1997B (Cypress Trail Apts.) ..............     5.500    06/01/08         1,006
     1,120    Florida HFA MFH Sr. Lien, Ser. I-1 .........................................     6.100    01/01/09         1,148
                                                                                                                    ----------
                                                                                                                         3,889
                                                                                                                    ----------

              ILLINOIS -- 1.4%
       500    Chicago, IL, Met Water Reclamation Dist Gtr Chicago ........................     7.000    01/01/11           574
                                                                                                                    ----------

              INDIANA -- 6.4%
     1,000    Indiana Bond Bank Special Prog. Rev., Ser. A-1 .............................     6.650    01/01/04         1,030
     1,000    Indiana Health Fac. Fin. Auth. Hosp. Rev. (Clarian Health Partners) ........     6.000    02/15/05         1,033
       500    Indiana HFA Multi-Unit Mtg. Prog. Rev., Ser. 1992A .........................     6.600    01/01/12           516
                                                                                                                    ----------
                                                                                                                         2,579
                                                                                                                    ----------

              IOWA -- 2.6%
       120    Cedar Rapids, IA, Hosp. Fac. Rev. (St. Luke's Methodist Hosp.),
                Prerefunded @ 102 ........................................................     6.000    08/15/03           126
       250    Iowa Student Loan Liquidity Corp. Rev ......................................     6.400    07/01/04           259
       280    Iowa HFA Rev., Ser. A ......................................................     6.500    07/01/06           285
       240    Iowa Student Loan Liquidity Corp. Rev ......................................     6.600    07/01/08           248
       130    Cedar Rapids, IA, Hosp. Fac. Rev. (St. Luke's Methodist Hosp.) .............     6.000    08/15/09           135
                                                                                                                    ----------
                                                                                                                         1,053
                                                                                                                    ----------

              LOUISIANA -- 1.1%
       440    Louisiana Public Fac. Auth. Rev. (Medical Ctr. of Louisiana) ...............     6.000    10/15/03           450
                                                                                                                    ----------

              MASSACHUSETTS -- 3.7%
       500    New England Educ. Loan Mkt. Corp. Rev., Ser. 1992A .........................     6.500    09/01/02           517
       500    New England Educ. Loan Mkt. Corp. Rev., Ser. 1992B .........................     6.600    09/01/02           518
       440    Massachusetts St. Indust. Fin. Agy. Rev., Ser. 1997 (Hudner Assoc.) ........     5.000    01/01/08           438
                                                                                                                    ----------
                                                                                                                         1,473
                                                                                                                    ----------

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       44
                                      ----

TAX-FREE INTERMEDIATE TERM FUND (CONTINUED)
==============================================================================================================================
 PRINCIPAL                                                                                                            MARKET
  AMOUNT                                                                                      COUPON    MATURITY       VALUE
 (000'S)      MUNICIPAL OBLIGATIONS-- 98.5% (CONTINUED)                                        RATE       DATE        (000'S)
------------------------------------------------------------------------------------------------------------------------------

              MICHIGAN -- 2.4%
$      500    Detroit MI, GO Ref. Ser. B MBIA ............................................     6.375    04/01/07    $      533
       425    Battle Creek, MI, EDR (Kellogg Co. Proj.) ..................................     5.125    02/01/09           427
                                                                                                                    ----------
                                                                                                                           960
                                                                                                                    ----------

              MISSISSIPPI -- 1.3%
       500    Mississippi Higher Educ. Rev., Ser. B ......................................     6.100    07/01/01           507
                                                                                                                    ----------

              NEBRASKA -- 3.6%
       555    Nebraska Invest. Fin. Auth. Rev., Ser. 1989
                (Foundation for Educ. Fund), Escrowed to Maturity ........................     7.000    11/01/09           562
     1,000    Nebraska Gas Supply Rev., Ser. A (American Public Energy Agy.) .............     4.600    06/01/10           891
                                                                                                                    ----------
                                                                                                                         1,453
                                                                                                                    ----------

              NORTH CAROLINA-- 1.7%
       350    Carteret Co., NC, COP ......................................................     5.200    06/01/11           351
       350    Carteret Co., NC, COP ......................................................     5.300    06/01/13           349
                                                                                                                    ----------
                                                                                                                           700
                                                                                                                    ----------

              OHIO -- 43.2%
     1,400    Cuyahoga Co., OH, Hosp. Rev., Ser. 1997D
                (Cleveland Clinic Foundation) VRDN .......................................     4.550    07/03/00         1,400
       370    Fairfield, OH, IDR ARPB (Skyline Chili, Inc. Proj.) ........................     5.000    09/01/00           370
       270    Warren Co., OH, Hosp. Fac. Rev. (Otterbein Home),
                Prerefunded @ 102 ........................................................     7.000    07/01/01           281
       745    Ohio St. EDR Ohio Enterprise Bond Fd. (Smith Steelite Proj.) ...............     5.600    12/01/03           755
       500    Hamilton Co., OH, Hosp. Fac. Rev. (Episcopal Retirement Home) ..............     6.600    01/01/04           515
       265    Ohio St. EDR Ohio Enterprise Bond Fd. (Cheryl & Co.) .......................     5.500    12/01/04           268
     1,005    Franklin Co., OH, Health Care Rev. (First Comm. Village) ...................     6.000    06/01/06         1,030
       530    Toledo, OH, GO .............................................................     6.000    12/01/06           564
       710    Hamilton Co., OH, Health Care Fac. (Twin Towers) ...........................     5.750    10/01/07           715
       500    Ohio St. IDR, Ser. 1997 (Bomaine Corporation Proj.) ........................     5.500    11/01/07           498
       599    Columbus, OH, Special Assessment GO ........................................     5.050    04/15/08           593
     1,000    Ohio St. Bldg. Auth. Rev. St. Fac. (Juvenile Correction) ...................     5.000    10/01/08         1,003
       800    West Clermont, OH, LSD GO ..................................................     6.150    12/01/08           842
       500    Hamilton Co., OH, Hosp. Fac. Rev. (Bethesda Hosp.) .........................     7.000    07/01/09           506
     1,000    Franklin Co., OH, GO .......................................................     5.450    12/01/09         1,021
     1,035    Reading, OH, Rev. (St. Mary's Educ. Institute) .............................     5.550    02/01/10         1,040
       700    Hamilton Co., OH, Health Care Fac. (Twin Towers) ...........................     5.250    10/01/10           670
     1,000    Franklin Co., OH, Rev (Online Computer Library Ctr.) .......................     4.650    10/01/11           926
       275    Akron, OH, GO ..............................................................     6.000    11/01/11           293
     1,000    Hamilton Co., OH, Sewer Sys Rev Ser A ......................................     5.500    12/01/11         1,034
     1,000    Ohio St. University Rev., Ser. A ...........................................     5.125    12/01/11           995
     1,000    Franklin Co., OH, Rev (Online Computer Library Ctr.) .......................     4.700    10/01/12           921
       615    Ohio St. University General Receipts Rev., Ser. A ..........................     5.750    12/01/13           640
       465    Cincinnati, OH, Police & Fireman's Disability GO ...........................     5.750    12/01/16           475
                                                                                                                    ----------
                                                                                                                        17,355
                                                                                                                    ----------

              PENNSYLVANIA -- 1.3%
       500    Pennsylvania Fin. Auth. Muni. Capital Impt. Proj. Rev ......................     6.600    11/01/09           529
                                                                                                                    ----------

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       45
                                      ----

TAX-FREE INTERMEDIATE TERM FUND (CONTINUED)
==============================================================================================================================
 PRINCIPAL                                                                                                            MARKET
  AMOUNT                                                                                      COUPON    MATURITY       VALUE
 (000'S)      MUNICIPAL OBLIGATIONS-- 98.5% (CONTINUED)                                        RATE       DATE        (000'S)
------------------------------------------------------------------------------------------------------------------------------

              SOUTH CAROLINA-- 1.9%
$      725    Richland-Lexington, SC, Airport Dist. Rev., Ser. 1995 (Columbia Metro.) ....     6.000    01/01/08    $      751
                                                                                                                    ----------

              TENNESSEE -- 2.7%
       525    Southeast, TN, Tax-Exempt Mtg. Trust ARPB, Ser. 1990 .......................     7.250    04/01/03           547
       500    Nashville, TN, Metro. Airport Rev., Ser. C .................................     6.625    07/01/07           520
                                                                                                                    ----------
                                                                           1,067
                                                                                                                    ----------

              TEXAS -- 3.2%
        50    N. Central, TX, Health Fac. Rev. (Baylor Health Care), Indexed INFLOS,
                Prerefunded @ 102 ........................................................     6.400    05/15/02            52
       450    N. Central, TX, Health Fac. Rev. (Baylor Health Care), Indexed INFLOS ......     6.400    05/15/08           467
       515    Robinson, TX, ISD GO .......................................................     5.750    08/15/10           539
       192    Midland, TX, HFC Rev., Ser. A-2 ............................................     8.450    12/01/11           209
        10    San Antonio, TX, Elec. & Gas Rev., Escrowed to Maturity ....................     5.000    02/01/12            10
                                                                                                                    ----------
                                                                                                                         1,277
                                                                                                                    ----------

              VIRGINIA -- 2.9%
     1,195    Fairfax Co., VA, GO ........................................................     5.000    06/01/13         1,165
                                                                                                                    ----------

              WASHINGTON -- 1.4%
       550    Washington St. Power Supply Sys. Rev., Ser. A (Nuclear Proj. No. 2) ........     6.500    07/01/03           569
                                                                                                                    ----------

              WISCONSIN -- 1.0%
       430    Wisconsin St. Health & Educ. Fac. Auth. Rev. (Agnesian Healthcare, Inc.) ...     4.900    07/01/11           404
----------                                                                                                          ----------

$   38,961    TOTAL MUNICIPAL OBLIGATIONS-- 98.5%
==========    (Amortized Cost $39,401) ...................................................                          $   39,571

              OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.5% ...............................                                 620
                                                                                                                    ----------

              NET ASSETS-- 100.0% ........................................................                          $   40,191
                                                                                                                    ==========

See accompanying notes to financial statements and notes to portfolios of investments.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       46
                                      ----

OHIO INSURED TAX-FREE FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2000
==============================================================================================================================
 PRINCIPAL                                                                                                            MARKET
  AMOUNT      FIXED RATE REVENUE &                                                            COUPON    MATURITY       VALUE
 (000'S)      GENERAL OBLIGATION BONDS-- 96.7%                                                 RATE       DATE        (000'S)
------------------------------------------------------------------------------------------------------------------------------

$       95    Ohio St. Higher Educ. Fac. Comm. Rev., Prerefunded @ 102 ...................     7.250    12/01/00    $       98
       245    Franklin Co., OH, IDR (1st Comm. Village Healthcare),
                Crossover Prerefunded @ 101.5 ............................................    10.125    08/01/01           262
        30    Clermont Co., OH, Hosp. Fac. Rev. (Mercy Health Sys.), Prerefunded @ 100 ...     7.500    09/01/01            31
       310    Ohio HFA SFM Rev., Ser. D ..................................................     7.000    09/01/01           321
     1,000    Clermont Co., OH, Hosp. Fac. Rev. (Mercy Health Sys.), Prerefunded @ 102 ...     6.733    09/25/01         1,044
       500    Summit Co., OH, Various Purpose GO, Prerefunded @ 102 ......................     6.625    12/01/01           524
       460    Cleveland, OH, Waterworks Impt. Rev., Ser. F, Prerefunded @ 102 ............     6.500    01/01/02           481
       360    Cuyahoga Co., OH, Hosp. Rev. (University Hosp.), Prerefunded @ 102 .........     6.250    01/15/02           375
     1,000    Kent St. University General Receipts Rev., Prerefunded @ 102 ...............     6.500    05/01/02         1,051
       500    Franklin Co., OH, Hosp. Rev. Ser. 1991 (Holy Cross), Prerefunded @ 102 .....     6.750    06/01/02           528
       500    Mahoning Co., OH, Hosp. Impt. Rev. (YHA, Inc.), Prerefunded @ 100 ..........     7.000    10/15/02           514
       675    Reynoldsburg, OH, CSD GO, Prerefunded @102 .................................     6.550    12/01/02           716
       500    Seneca Co., OH, GO (Jail Fac.), Prerefunded @ 102 ..........................     6.500    12/01/02           530
       127    Ohio St. Bldg. Auth. Rev. (Columbus St. Proj.), Prerefunded @ 100 ..........    10.125    04/01/03           141
        31    Ohio St. Bldg. Auth. Rev. (Frank Lausch Proj.), Prerefunded @ 100 ..........    10.125    04/01/03            34
       230    Summit Co., OH, GO, Ser. A, Prerefunded @ 100 ..............................     6.900    08/01/03           244
       591    Ohio HFA SFM Rev., Ser. 1991D ..............................................     7.050    09/01/03           611
       500    Newark, OH, Water Sys. Impt. Rev., Prerefunded @ 102 .......................     6.000    12/01/03           528
       290    Northwest, OH, LSD GO, Prerefunded @ 102 ...................................     7.050    12/01/03           306
       500    Ohio St. Bldg. Auth. Rev., Ser. 1994A (Juvenile Correctional Bldg.),
                Prerefunded @ 102 ........................................................     6.600    10/01/04           543
       290    Alliance, OH, CSD GO .......................................................     6.900    12/01/06           304
       500    Mansfield, OH, Hosp. Impt. Rev. (Mansfield General) ........................     6.700    12/01/09           522
       450    Ohio Capital Corp. MFH Rev., Series 1990A ..................................     7.500    01/01/10           464
       500    Hamilton, OH, Water Sys. Mtg. Rev., Ser. 1991A .............................     6.400    10/15/10           517
       500    Butler Co., OH, Hosp. Fac. Rev. (Middletown Regional Hospital) .............     6.750    11/15/10           522
     1,000    Alliance, OH, CSD GO .......................................................     5.500    12/01/10           967
        40    Cleveland, OH, Waterworks Impt. Rev., Ser. F ...............................     6.500    01/01/11            42
       230    Cuyahoga Co., OH, Hosp. Rev. (University Hosp.)
                Escrowed to Maturity .....................................................     9.000    06/01/11           277
       365    Bexley, OH, CSD GO .........................................................     7.125    12/01/11           423
       530    Urbana, OH, Wastewater Impt. GO ............................................     7.050    12/01/11           565
       600    Westerville, OH, Water Sys. Impt. GO .......................................     6.450    12/01/11           628
       500    Strongsville, OH, CSD GO ...................................................     5.375    12/01/12           510
     1,095    West Clermont, OH, LSD GO ..................................................     6.900    12/01/12         1,202
       500    Worthington, OH, CSD GO ....................................................     6.375    12/01/12           523
       530    Ottawa Co., OH, GO .........................................................     5.750    12/01/14           543
     1,000    Portage Co., OH, GO ........................................................     6.200    12/01/14         1,060
       400    Warren, OH, Waterworks Rev .................................................     5.500    11/01/15           405
     1,000    Buckeye Valley, OH, LSD GO .................................................     6.850    12/01/15         1,142
       500    Ohio St. Higher Educ. Fac. Rev. (Univ. of Dayton) ..........................     6.750    12/01/15           530
       500    Cleveland, OH, Waterworks Impt. Rev., Ser. F ...............................     6.250    01/01/16           519

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       47
                                      ----

OHIO INSURED TAX-FREE FUND (CONTINUED)
==============================================================================================================================
 PRINCIPAL                                                                                                            MARKET
  AMOUNT      FIXED RATE REVENUE &                                                            COUPON    MATURITY       VALUE
 (000'S)      GENERAL OBLIGATION BONDS-- 96.7% (CONTINUED)                                     RATE       DATE        (000'S)
------------------------------------------------------------------------------------------------------------------------------

$      740    Columbus-Polaris Hsg. Corp. Rev., Prerefunded @ 100 ........................     7.400    01/01/16    $      817
       171    Ohio HFA SFM Rev., Ser. 1990F ..............................................     7.600    09/01/16           175
       750    Montgomery Co., OH, Hosp. Rev. (Miami Valley Hosp.) ........................     6.250    11/15/16           770
     1,000    Greater Cleveland, OH, Regional Trans. Auth. GO ............................     4.750    12/01/16           896
     1,260    Cleveland, OH, Airport Sys. Rev., Ser. C ...................................     5.125    01/01/17         1,190
       750    Butler Co.,OH, Transportation Impt. Dist., Ser. A ..........................     5.125    04/01/17           710
       500    Toledo, OH, Sewer Sys. Rev .................................................     6.350    11/15/17           530
     1,000    Toledo, OH, Waterworks Sys. Mtg. Rev .......................................     4.750    11/15/17           888
     1,000    Rocky River, OH, CSD GO, Ser. 1998 .........................................     5.375    12/01/17           989
     1,000    Ohio St. Bldg. Auth. Rev. (Adult Correctional Bldg.) .......................     5.250    10/01/18           959
     1,670    Canton, OH, GO .............................................................     4.750    12/01/18         1,478
     2,500    Ohio St. Water Dev. Auth. Impt. Rev ........................................     5.125    06/01/19         2,333
     1,000    University of Cincinnati, OH, General Receipts Rev .........................     5.750    06/01/19         1,007
     1,000    Lucas Co., OH, Hsg. Dev. Corp. (Northgate Apts.) Ser. A ....................     5.950    07/01/19         1,003
     1,000    Lorain Co., OH, Hosp. Rev. (Catholic Health Partners) ......................     5.500    09/01/19           980
     1,000    Lucas Co., OH, Hosp. Rev. (Promedica Health) ...............................     5.625    11/15/19           983
     2,000    Avon Lake, OH, CSD GO ......................................................     5.500    12/01/19         1,969
     2,145    Brunswick, OH, CSD .........................................................     5.750    12/01/19         2,165
       745    Crawford Co., OH, GO .......................................................     4.750    12/01/19           652
     1,000    Evergreen OH, LSD ..........................................................     5.500    12/01/19           985
     2,000    Hamilton, OH, CSD GO .......................................................     5.500    12/01/19         1,960
     1,250    Kings, OH, LSD GO ..........................................................     5.950    12/01/19         1,282
       500    Akron, OH, GO ..............................................................     5.800    11/01/20           500
       750    Greene Co., OH, Sewer Sys. Rev. ............................................     5.125    12/01/20           696
     1,000    Greene Co., OH, Sewer Sys. Rev .............................................     5.625    12/01/20           992
     1,245    Hamilton Co., OH, Swr. Sys. Impt. Rev., Ser. A .............................     5.700    12/01/20         1,243
       525    Kings, OH, LSD GO ..........................................................     6.050    12/01/21           539
     2,000    Lake, OH, LSD GO (Stark Co.) ...............................................     5.750    12/01/21         2,003
     1,000    Summit Co., OH, GO .........................................................     6.000    12/01/21         1,032
     1,035    Lima OH, CSD ...............................................................     5.500    12/01/22           997
       500    Morgan, OH, LSD GO .........................................................     5.750    12/01/22           501
     1,250    Scioto Valley, OH, LSD .....................................................     5.650    12/01/22         1,236
     1,000    Hamilton, OH, CSD GO .......................................................     5.625    12/01/24           985
     1,000    Hilliard, OH, CSD GO .......................................................     5.750    12/01/24           997
     1,000    Kings, OH, LSD GO ..........................................................     5.650    12/01/24           968
     1,250    Ohio St. University General Receipts Rev., Ser. A ..........................     5.750    12/01/24         1,247
     1,000    Hilliard, OH, CSD GO .......................................................     5.750    12/01/28           992
       925    Licking Heights, OH, LSD GO ................................................     6.400    12/01/28           932
----------                                                                                                          ----------
$   60,935    TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS-- 100.7%
----------    (Amortized Cost $59,905) ...................................................                          $   61,128
                                                                                                                    ----------

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       48
                                      ----

OHIO INSURED TAX-FREE FUND (CONTINUED)
==============================================================================================================================
 PRINCIPAL                                                                                                            MARKET
  AMOUNT                                                                                      COUPON    MATURITY       VALUE
 (000'S)      FLOATING AND VARIABLE DEMAND NOTES-- 4.0%                                        RATE       DATE        (000'S)
------------------------------------------------------------------------------------------------------------------------------

$    2,400    Cuyahoga Co., OH, Hosp. Rev., Ser. 1997D (Cleveland Clinic Foundation) .....     4.550    07/01/00    $    2,400
       100    Columbus, OH, GO Rev., Ser. 1 ..............................................     4.600    07/07/00           100
----------                                                                                                          ----------
$    2,500    TOTAL FLOATING AND VARIABLE DEMAND NOTES
----------    (Amortized Cost $2,500) ....................................................                          $    2,500
                                                                                                                    ----------

$   63,435    TOTAL INVESTMENTS AT VALUE-- 100.7%
==========    (Amortized Cost $62,405) ...................................................                          $   63,628

              LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.7%) .............................                               (443)
                                                                                                                    ----------

              NET ASSETS-- 100.0% ........................................................                          $   63,185
                                                                                                                    ==========

See accompanying notes to financial statements and notes to portfolios of investments.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       49
                                      ----

NOTES TO PORTFOLIOS OF INVESTMENTS
JUNE 30, 2000
================================================================================

Variable and adjustable rate put bonds earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Portfolios of Investments are the coupon rates in effect at June 30, 2000.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolios of Investments are the stipulated prerefunded dates.

PORTFOLIO ABBREVIATIONS:

ARPB - Adjustable Rate Put Bond
BANS - Bond Anticipation Notes
COP  - Certificates of Participation
CSD  - City School District
EDR  - Economic Development Revenue
GO   - General Obligation
HFA  - Housing Finance Authority/Agency
HFC  - Housing Finance Corporation
IDA  - Industrial Development Authority/Agency
IDR  - Industrial Development Revenue
ISD  - Independent School District
LSD  - Local School District
MFH  - Multi-Family Housing
MFM  - Multi-Family Mortgage
PCR  - Pollution Control Revenue
SFM  - Single Family Mortgage
TANS - Tax Anticipation Notes
USD  - Unified School District
VRDN - Variable Rate Demand Notes

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       50
                                      ----

RESULTS OF SPECIAL MEETING OF SHAREHOLDERS
APRIL 19, 2000 (UNAUDITED)
================================================================================

On April 19, 2000, a Special Meeting of Shareholders of Touchstone Tax-Free Trust (the Trust) was held (1) to approve or disapprove new investment advisory agreements with Touchstone Advisers, Inc., (2) to approve or disapprove new subadvisory agreements with Fort Washington Investment Advisors, Inc. and (3) to approve or disapprove the termination of the Trust's current independent public accountants and the selection of Ernst & Young LLP as independent auditors for the fiscal year ended June 30, 2000. The total number of shares of the Trust present by proxy represented 59.5% of the shares entitled to vote at the meeting. Each of the matters submitted to shareholders was approved.

The results of the voting for or against the approval of the new investment advisory agreements by each Fund was as follows:

--------------------------------------------------------------------------------
                                                   NUMBER OF SHARES
                                   ---------------------------------------------
                                        FOR            AGAINST          ABSTAIN
--------------------------------------------------------------------------------
Tax-Free Money Fund                 11,995,568        1,638,089          131,616
California Tax-Free Money Fund      67,424,730           37,530           12,322
Ohio Tax-Free Money Fund           208,471,312          151,320        1,288,677
Florida Tax-Free Money Fund          9,245,957               16            3,167
Tax-Free Intermediate Term Fund      2,065,412           24,552           90,986
Ohio Insured Tax-Free Fund           2,889,279          104,897           93,308
--------------------------------------------------------------------------------

The results of the voting for or against the approval of the new subadvisory agreements by each Fund was as follows:

--------------------------------------------------------------------------------
                                                   NUMBER OF SHARES
                                   ---------------------------------------------
                                        FOR            AGAINST          ABSTAIN
--------------------------------------------------------------------------------
Tax-Free Money Fund                 11,995,568        1,638,089          131,616
California Tax-Free Money Fund      67,461,325               52           13,205
Ohio Tax-Free Money Fund           208,471,730          151,320        1,288,259
Florida Tax-Free Money Fund          9,245,972             --              3,167
Tax-Free Intermediate Term Fund      2,066,323           21,507           93,120
Ohio Insured Tax-Free Fund           2,890,722           97,022           99,740
--------------------------------------------------------------------------------

The results of the voting for against the termination of the Trust's current independent public accountants and the selection of Ernst & Young LLP as independent auditors by each Fund was as follows:

--------------------------------------------------------------------------------
                                                   NUMBER OF SHARES
                                   ---------------------------------------------
                                        FOR            AGAINST          ABSTAIN
--------------------------------------------------------------------------------
Tax-Free Money Fund                 13,519,321           88,497          157,456
California Tax-Free Money Fund      67,405,279               52           69,251
Ohio Tax-Free Money Fund           208,020,856        1,323,823          566,630
Florida Tax-Free Money Fund          9,245,957               16            3,167
Tax-Free Intermediate Term Fund      2,072,247           16,206           92,496
Ohio Insured Tax-Free Fund           2,873,268          103,115          111,101
--------------------------------------------------------------------------------

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       51
                                      ----

REPORT OF INDEPENDENT AUDITORS
================================================================================

To the Shareholders and Trustees of the Touchstone Tax-Free Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Touchstone Tax-Free Trust (consisting of Tax-Free Money Fund, California Tax-Free Money Fund, Ohio Tax-Free Money Fund, Florida Tax-Free Money Fund, Tax-Free Intermediate Term Fund, Ohio Insured Tax-Free Fund) (the Funds) as of June 30, 2000, the related statements of operations and statements of changes in net assets for the year then ended and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets presented herein for the year ended June 30, 1999 and the financial highlights presented herein for each of the respective years or periods ended June 30, 1999 were audited by other auditors whose report dated August 6, 1999 expressed an unqualified opinion.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the Touchstone Tax-Free Trust as of June 30, 2000, the results of their operations and the changes in their net assets for the year then ended and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP

Cincinnati, Ohio
August 15, 2000

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       52
                                      ----

                    SEMI-ANNUAL
                         REPORT

              December 31, 2000
                    (Unaudited)

            Tax-Free Money Fund

 California Tax-Free Money Fund

       Ohio Tax-Free Money Fund

    Florida Tax-Free Money Fund

Tax-Free Intermediate Term Fund

     Ohio Insured Tax-Free Fund

[GRAPHIC OMITTED]

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            Page
--------------------------------------------------------------------------------

Statements of Assets and  Liabilities                                        4-6
--------------------------------------------------------------------------------

Statements of Operations                                                     7-9
--------------------------------------------------------------------------------

Statements of Changes in Net Assets                                        10-12
--------------------------------------------------------------------------------

Financial Highlights                                                       13-19
--------------------------------------------------------------------------------

Notes to Financial Statements                                              20-28
--------------------------------------------------------------------------------

Portfolios of Investments:
--------------------------------------------------------------------------------

     Tax-Free Money Fund                                                   29-30
--------------------------------------------------------------------------------

     California Tax-Free Money Fund                                        31-33
--------------------------------------------------------------------------------

     Ohio Tax-Free Money Fund                                              34-38
--------------------------------------------------------------------------------

     Florida Tax-Free Money Fund                                           39-40
--------------------------------------------------------------------------------

     Tax-Free Intermediate Term Fund                                       41-43
--------------------------------------------------------------------------------

     Ohio Insured Tax-Free Fund                                            44-46
--------------------------------------------------------------------------------

Notes to Portfolios of Investments                                            47
--------------------------------------------------------------------------------



                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2000 (UNAUDITED)
================================================================================
                                                                      CALIFORNIA
                                                        TAX-FREE       TAX-FREE
(000's)                                                MONEY FUND     MONEY FUND
--------------------------------------------------------------------------------
ASSETS
Investment securities:
   At amortized cost ..............................     $ 27,206       $ 76,240
                                                        =======================
   At market value (Note 2) .......................     $ 27,206       $ 76,240
Cash ..............................................           16            928
Interest receivable ...............................          291            612
Other assets ......................................           10              1
                                                        -----------------------
TOTAL ASSETS ......................................       27,523         77,781
                                                        -----------------------

LIABILITIES

Dividends payable .................................            1              3
Payable to affiliates (Note 4) ....................           10             40
Payable for securities purchased ..................          215             --
Other accrued expenses and liabilities ............            8             26
                                                        -----------------------
TOTAL LIABILITIES .................................          234             69
                                                        -----------------------

NET ASSETS ........................................     $ 27,289       $ 77,712
                                                        =======================

NET ASSETS CONSIST OF:
Paid-in capital ...................................     $ 27,293       $ 77,712
Accumulated net realized losses from
   security transactions ..........................           (4)            --
                                                        -----------------------

NET ASSETS ........................................     $ 27,289       $ 77,712
                                                        =======================

Shares of beneficial interest outstanding
   (unlimited number of shares authorized,
      no par value) (Note 5) ......................       27,303         77,712
                                                        =======================
Net asset value, offering price and
   redemption price per share (Note 2) ............     $   1.00       $   1.00
                                                        =======================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2000 (UNAUDITED)
================================================================================
                                                         OHIO         FLORIDA
                                                       TAX-FREE       TAX-FREE
(000's)                                               MONEY FUND     MONEY FUND
--------------------------------------------------------------------------------
ASSETS
Investment securities:
   At amortized cost .............................     $ 411,736      $  17,705
                                                       ========================
   At market value (Note 2) ......................     $ 411,736      $  17,705
Cash .............................................         1,210             85
Interest receivable ..............................         3,402            132
Other assets .....................................             7              3
                                                       ------------------------
TOTAL ASSETS .....................................       416,355         17,925
                                                       ------------------------

LIABILITIES

Dividends payable ................................           560             28
Payable to affiliates (Note 4) ...................           164              7
Other accrued expenses and liabilities ...........            68              9
                                                       ------------------------
TOTAL LIABILITIES ................................           792             44
                                                       ------------------------

NET ASSETS .......................................     $ 415,563      $  17,881
                                                       ========================

NET ASSETS CONSIST OF:
Paid-in capital ..................................     $ 415,565      $  17,889
Accumulated net realized losses from
   security transactions .........................            (2)            (8)
                                                       ------------------------

NET ASSETS .......................................     $ 415,563      $  17,881
                                                       ========================

PRICING OF RETAIL SHARES
Net assets applicable to Retail shares ...........     $ 235,266      $  17,881
                                                       ========================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized,
      no par value) (Note 5) .....................       235,262         17,889
                                                       ========================
Net asset value, offering price and
   redemption price per share (Note 2) ...........     $    1.00      $    1.00
                                                       ========================

PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional shares ....     $ 180,297      $      --
                                                       ========================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized,
      no par value) (Note 5) .....................       180,304             --
                                                       ========================
Net asset value, offering price and
   redemption price per share (Note 2) ...........     $    1.00      $      --
                                                       ========================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2000 (UNAUDITED)
================================================================================
                                                        TAX-FREE    OHIO INSURED
                                                      INTERMEDIATE    TAX-FREE
(000's)                                                 TERM FUND       FUND
--------------------------------------------------------------------------------
ASSETS
Investment securities:
   At amortized cost ...............................     $ 38,929      $ 57,837
                                                         ======================
   At market value (Note 2) ........................     $ 40,265      $ 61,551
Cash ...............................................          121            83
Interest receivable ................................          515           514
Receivable for capital shares sold .................           19             3
Other assets .......................................           18            11
                                                         ----------------------
TOTAL ASSETS .......................................       40,938        62,162
                                                         ----------------------

LIABILITIES
Dividends payable ..................................           32            84
Payable for capital shares redeemed ................           47            93
Payable for securities purchased ...................        1,078            --
Payable to affiliates (Note 4) .....................           25            34
Other accrued expenses and liabilities .............            7            10
                                                         ----------------------
TOTAL LIABILITIES ..................................        1,189           221
                                                         ----------------------

NET ASSETS .........................................     $ 39,749      $ 61,941
                                                         ======================

NET ASSETS CONSIST OF:
Paid-in capital ....................................     $ 39,251      $ 58,246
Accumulated net realized losses from
   security transactions ...........................         (838)          (19)
Net unrealized appreciation on investments .........        1,336         3,714
                                                         ----------------------

NET ASSETS .........................................     $ 39,749      $ 61,941
                                                         ======================

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares ............     $ 36,482      $ 57,341
                                                         ======================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized,
      no par value) (Note 5) .......................        3,316         4,797
                                                         ======================
Net asset value and redemption price per
   share (Note 2) ..................................     $  11.00      $  11.95
                                                         ======================
Maximum offering price per share (Note 2) ..........     $  11.55      $  12.55
                                                         ======================

PRICING OF CLASS C SHARES
Net assets applicable to Class C shares ............     $  3,267      $  4,600
                                                         ======================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized,
      no par value) (Note 5) .......................          297           385
                                                         ======================
Net asset value and redemption price per
   share (Note 2) ..................................     $  11.00      $  11.95
                                                         ======================
Maximum offering price per share (Note 2) ..........     $  11.14      $  12.10
                                                         ======================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED)
================================================================================
                                                                      CALIFORNIA
                                                          TAX-FREE     TAX-FREE
(000's)                                                  MONEY FUND   MONEY FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income ....................................      $   628       $ 1,499
                                                          ---------------------
EXPENSES
Investment advisory fees (Note 4) ..................           69           193
Accounting services fees (Note 4) ..................           15            19
Transfer agent fees (Note 4) .......................           15            15
Distribution expenses (Note 4) .....................           --            25
Professional fees ..................................           12            13
Custodian fees .....................................            9            11
Postage and supplies ...............................           10             3
Registration fees ..................................            8             4
Trustees' fees and expenses ........................            3             3
Reports to shareholders ............................            2             2
Pricing expenses ...................................            1             2
Insurance expense ..................................           --             1
                                                          ---------------------
TOTAL EXPENSES .....................................          144           291
Fees waived by the Adviser (Note 4) ................          (22)           (2)
                                                          ---------------------
NET EXPENSES .......................................          122           289
                                                          ---------------------

NET INVESTMENT INCOME ..............................          506         1,210
                                                          ---------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .........      $   506       $ 1,210
                                                          =====================
See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED)
================================================================================
                                                            OHIO       FLORIDA
                                                          TAX-FREE     TAX-FREE
(000's)                                                  MONEY FUND   MONEY FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income ......................................     $ 8,251      $   404
                                                           --------------------

EXPENSES
Investment advisory fees (Note 4) ....................         821           48
Distribution expenses, Retail class (Note 4) .........         248            1
Accounting services fees (Note 4) ....................          36           14
Transfer agent fees, Retail class (Note 4) ...........          36            6
Transfer agent fees, Institutional class (Note 4) ....           6           --
Custodian fees (Note 4) ..............................          37            6
Registration fees ....................................          22            1
Postage and supplies .................................          20            2
Professional fees ....................................          10           11
Pricing expenses .....................................           6            1
Insurance expense ....................................           5            1
Trustees' fees and expenses ..........................           3            3
Reports to shareholders ..............................           2            2
                                                           --------------------
TOTAL EXPENSES .......................................       1,252           96
Fees waived by the Adviser (Note 4) ..................         (35)         (33)
                                                           --------------------
NET EXPENSES .........................................       1,217           63
                                                           --------------------

NET INVESTMENT INCOME ................................       7,034          341
                                                           --------------------

NET REALIZED GAINS FROM SECURITY TRANSACTIONS ........          --            5
                                                           --------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ...........     $ 7,034      $   346
                                                           ====================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED)
================================================================================
                                                          TAX-FREE  OHIO INSURED
                                                        INTERMEDIATE  TAX-FREE
(000's)                                                   TERM FUND     FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income .........................................   $ 1,074     $ 1,782
                                                            -------------------
EXPENSES
Investment advisory fees (Note 4) .......................       100         159
Transfer agent fees, Class A (Note 4) ...................        23          14
Transfer agent fees, Class C (Note 4) ...................         6           6
Accounting services fees (Note 4) .......................        21          24
Distribution expenses, Class A (Note 4) .................        11          12
Professional fees .......................................        11          11
Postage and supplies ....................................        14           4
Registration fees, Common ...............................         2           1
Registration fees, Class A ..............................         5           2
Registration fees, Class C ..............................         5           2
Custodian fees ..........................................         4           8
Pricing expenses ........................................         5           6
Trustees' fees and expenses .............................         3           3
Reports to shareholders .................................         2           2
Insurance expense .......................................         1           1
                                                            -------------------
TOTAL EXPENSES ..........................................       213         255
Fees waived by the Adviser (Note 4) .....................        (3)         (4)
                                                            -------------------
NET EXPENSES ............................................       210         251
                                                            -------------------

NET INVESTMENT INCOME ...................................       864       1,531
                                                            -------------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from security transactions ...........         2         305
Net change in unrealized appreciation/depreciation
   on investments .......................................     1,166       2,491
                                                            -------------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ........     1,168       2,796
                                                            -------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ..............   $ 2,032     $ 4,327
                                                            ===================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

======================================================================================================
                                                                                      CALIFORNIA
                                                             TAX-FREE                  TAX-FREE
                                                            MONEY FUND                MONEY FUND
                                                    --------------------------------------------------
                                                     SIX MONTHS                SIX MONTHS
                                                       ENDED         YEAR        ENDED         YEAR
                                                    DECEMBER 31,    ENDED     DECEMBER 31,    ENDED
                                                       2000        JUNE 30,      2000        JUNE 30,
(000's)                                             (UNAUDITED)      2000     (UNAUDITED)      2000
------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ............................   $     506    $     841        1,210    $   1,731
Net realized gains from security transactions ....          --           --           --           13
                                                     ------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .......         506          841        1,210        1,744
                                                     ------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
 From net investment income .......................        (506)        (847)      (1,210)      (1,731)
                                                     ------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Proceeds from shares sold .....................      24,301       48,617      139,400      333,265
   Reinvested distributions ......................         495          839        1,165        1,665
   Payments for shares redeemed ..................     (22,701)     (49,490)    (125,753)    (320,010)
                                                     ------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
   SHARE TRANSACTIONS ............................       2,095          (34)      14,812       14,920
                                                     ------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..........       2,095          (40)      14,812       14,933

NET ASSETS
Beginning of period ..............................      25,194       25,234       62,900       47,967
                                                     ------------------------------------------------
End of period ....................................   $  27,289    $  25,194    $  77,712    $  62,900
                                                     ================================================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

===========================================================================================================
                                                                   OHIO                    FLORIDA
                                                                 TAX-FREE                  TAX-FREE
                                                                MONEY FUND                MONEY FUND
                                                        ---------------------------------------------------
                                                         SIX MONTHS                SIX MONTHS
                                                           ENDED         YEAR        ENDED         YEAR
                                                        DECEMBER 31,    ENDED     DECEMBER 31,    ENDED
                                                           2000        JUNE 30,      2000        JUNE 30,
(000's)                                                 (UNAUDITED)      2000     (UNAUDITED)      2000
-----------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ................................   $   7,034    $  12,211    $     341    $    (795)
Net realized gains (losses) from security transactions          --          (12)           5           (2)
                                                         ------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...........       7,034       12,199          346          793
                                                         ------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Retail ...................      (3,933)      (6,796)        (341)        (521)
From net investment income, Institutional ............      (3,101)      (5,415)          --         (274)
                                                         ------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS
   TO SHAREHOLDERS ...................................      (7,034)     (12,211)        (341)        (795)
                                                         ------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
RETAIL
Proceeds from shares sold ............................     252,179      392,668       19,042       32,945
Reinvested distributions .............................       3,871        6,577          160          448
Payments for shares redeemed .........................    (235,346)    (399,368)     (19,570)     (36,511)
                                                         ------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   RETAIL SHARE TRANSACTIONS .........................      20,704         (123)        (368)      (3,118)
                                                         ------------------------------------------------

INSTITUTIONAL
Proceeds from shares sold ............................     173,402      322,144           --       45,795
Reinvested distributions .............................         294          472           --           52
Payments for shares redeemed .........................    (126,287)    (365,828)          --      (61,138)
                                                         ------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   INSTITUTIONAL SHARE TRANSACTIONS ..................      47,409      (43,212)          --      (15,291)
                                                         ------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..............      68,113      (43,347)        (363)     (18,411)

NET ASSETS
Beginning of period ..................................     347,450      390,797       18,244       36,655
                                                         ------------------------------------------------
End of period ........................................   $ 415,563    $ 347,450    $  17,881    $  18,244
                                                         ================================================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

=======================================================================================================
                                                               TAX-FREE              OHIO INSURED
                                                             INTERMEDIATE              TAX-FREE
                                                               TERM FUND                 FUND
                                                       ------------------------------------------------
                                                        SIX MONTHS              SIX MONTHS
                                                          ENDED         YEAR      ENDED         YEAR
                                                       DECEMBER 31,    ENDED   DECEMBER 31,    ENDED
                                                           2000       JUNE 30,     2000       JUNE 30,
(000's)                                                (UNAUDITED)      2000   (UNAUDITED)      2000
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ................................   $    864    $  2,075    $  1,531    $  3,167
Net realized gains (losses) from security transactions          2        (478)        305        (250)
Net change in unrealized appreciation/depreciation
   on investments ....................................      1,166        (481)      2,491      (1,307)
                                                         --------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...........      2,032       1,116       4,327       1,610
                                                         --------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
 From net investment income, Class A ..................       (804)     (1,930)     (1,452)     (2,986)
 From net investment income, Class C ..................        (60)       (145)        (79)       (181)
                                                         --------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS
   TO SHAREHOLDERS ...................................       (864)     (2,075)     (1,531)     (3,167)
                                                         --------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
CLASS A
Proceeds from shares sold ............................      3,564      10,950      44,149      66,103
Reinvested distributions .............................        622       1,548       1,010       2,115
Payments for shares redeemed .........................     (5,592)    (22,700)    (50,041)    (69,927)
                                                         --------------------------------------------
NET DECREASE IN NET ASSETS FROM CLASS A
   SHARE TRANSACTIONS ................................     (1,406)    (10,202)     (4,882)     (1,709)
                                                         --------------------------------------------
CLASS C
Proceeds from shares sold ............................        341         899       1,313         138
Reinvested distributions .............................         55         131          64         152
Payments for shares redeemed .........................       (600)     (2,211)       (535)     (1,316)
                                                         --------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS C
   SHARE TRANSACTIONS ................................       (204)     (1,181)        842      (1,026)
                                                         --------------------------------------------

TOTAL DECREASE IN NET ASSETS .........................       (442)    (12,342)     (1,244)     (4,292)

NET ASSETS
Beginning of period ..................................     40,191      52,533      63,185      67,477
                                                         --------------------------------------------
End of period ........................................   $ 39,749    $ 40,191    $ 61,941    $ 63,185
                                                         ============================================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

TAX-FREE MONEY FUND
FINANCIAL HIGHLIGHTS

============================================================================================================================
                                                               PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------------
                                         SIX MONTHS
                                           ENDED
                                        DECEMBER 31,                              YEAR ENDED JUNE 30,
                                            2000          ------------------------------------------------------------------
                                        (UNAUDITED)          2000          1999          1998          1997          1996
----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period   $   1.000        $   1.000     $   1.000     $   1.000     $   1.000     $   1.000
                                         ----------------------------------------------------------------------------------
Net investment income ................       0.019            0.032         0.027         0.030         0.029         0.031
                                         ----------------------------------------------------------------------------------
Dividends from net investment income .      (0.019)          (0.032)       (0.027)       (0.030)       (0.029)       (0.031)
                                         ----------------------------------------------------------------------------------
Net asset value at end of period .....   $   1.000        $   1.000     $   1.000     $   1.000     $   1.000     $   1.000
                                         ==================================================================================
Total return .........................       3.70%(B)         3.22%         2.75%         3.03%         2.89%         3.15%
                                         ==================================================================================
Net assets at end of period (000's) ..   $  27,289        $  25,194     $  25,234     $  37,383     $  30,126     $  25,342
                                         ==================================================================================
Ratio of net expenses to
   average net assets(A) .............       0.89%(B)         0.89%         0.89%         0.92%         0.99%         0.99%

Ratio of net investment income to
   average net assets ................       3.67%(B)         3.15%         2.74%         2.98%         2.85%         3.09%

(A) Absent fee waivers by the Adviser, the ratio of expenses to average net assets would have been 1.05%(B), 1.00% and 0.95% for the periods ended December 31, 2000 and June 30, 2000 and 1999, respectively (Note 4).

(B)  Annualized.

CALIFORNIA TAX-FREE MONEY FUND
FINANCIAL HIGHLIGHTS

============================================================================================================================
                                                               PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------------
                                         SIX MONTHS
                                           ENDED
                                        DECEMBER 31,                              YEAR ENDED JUNE 30,
                                            2000          ------------------------------------------------------------------
                                        (UNAUDITED)          2000          1999          1998          1997          1996
----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period   $   1.000        $   1.000     $   1.000     $   1.000     $   1.000     $   1.000
                                         ----------------------------------------------------------------------------------
Net investment income ................       0.016            0.027         0.025         0.029         0.028         0.029
                                         ----------------------------------------------------------------------------------
Dividends from net investment income .      (0.016)          (0.027)       (0.025)       (0.029)       (0.028)       (0.029)
                                         ----------------------------------------------------------------------------------
Net asset value at end of period .....   $   1.000        $   1.000     $   1.000     $   1.000     $   1.000     $   1.000
                                         ==================================================================================
Total return .........................       3.15%(B)         2.75%         2.56%         2.94%         2.81%         2.95%
                                         ==================================================================================
Net assets at end of period (000's) ..   $  77,712        $  62,900     $  47,967     $  41,013     $  32,186     $  36,122
                                         ==================================================================================
Ratio of net expenses to
   average net assets(A) .............       0.75%(B)         0.75%         0.75%         0.77%         0.80%         0.80%

Ratio of net investment income to
   average net assets ................       3.13%(B)         2.72%         2.52%         2.89%         2.76%         2.88%

(A) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.82% for the year ended June 30, 1996.

(B)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

OHIO TAX-FREE MONEY FUND - RETAIL
FINANCIAL HIGHLIGHTS

============================================================================================================================
                                                               PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------------
                                         SIX MONTHS
                                           ENDED
                                        DECEMBER 31,                              YEAR ENDED JUNE 30,
                                            2000          ------------------------------------------------------------------
                                        (UNAUDITED)          2000          1999          1998          1997          1996
----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period   $   1.000        $   1.000     $   1.000     $   1.000     $   1.000     $   1.000
                                         ----------------------------------------------------------------------------------
Net investment income ................       0.018            0.031         0.027         0.030         0.030         0.031
                                         ----------------------------------------------------------------------------------
Dividends from net investment income .      (0.018)          (0.031)       (0.027)       (0.030)       (0.030)       (0.031)
                                         ----------------------------------------------------------------------------------
Net asset value at end of period .....   $   1.000        $   1.000     $   1.000     $   1.000     $   1.000     $   1.000
                                         ==================================================================================
Total return .........................       3.64%(B)         3.09%         2.73%         3.07%         2.99%         3.14%
                                         ==================================================================================
Net assets at end of period (000's) ..   $ 235,266        $ 214,561     $ 214,691     $ 205,316     $ 166,719     $ 240,323
                                         ==================================================================================
Ratio of net expenses to
   average net assets(A) .............       0.75%(B)         0.75%         0.75%         0.75%         0.75%         0.75%

Ratio of net investment income to
   average net assets ................       3.61%(B)         3.04%         2.68%         3.02%         2.93%         3.09%

(A) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.76%(B), 0.77%, 0.77%, 0.76% and 0.77% for the periods ended December 31, 2000 and June 30, 2000, 1999, 1998 and 1997, respectively (Note 4).

(B)  Annualized.

OHIO TAX-FREE MONEY FUND -INSTITUTIONAL
FINANCIAL HIGHLIGHTS

============================================================================================================================
                                                             PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                                                      PERIOD
                                          DECEMBER 31,               YEAR ENDED JUNE 30,               ENDED
                                            2000             ------------------------------------      JUNE 30,
                                         (UNAUDITED)          2000          1999           1998        1997(A)
----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period   $   1.000        $   1.000     $   1.000     $   1.000     $   1.000
                                         ----------------------------------------------------------------------------------
Net investment income ................       0.019            0.033         0.029         0.033         0.016
                                         ----------------------------------------------------------------------------------
Dividends from net investment income .      (0.019)          (0.033)       (0.029)       (0.033)       (0.016)
                                         ----------------------------------------------------------------------------------
Net asset value at end of period .....   $   1.000        $   1.000     $   1.000     $   1.000     $   1.000
                                         ==================================================================================
Total return .........................       3.89%(C)         3.35%         2.98%         3.33%         3.31%(C)
                                         ==================================================================================
Net assets at end of period (000's) ..   $ 180,297        $ 132,889     $ 176,106     $ 115,266     $  97,589
                                         ==================================================================================
Ratio of net expenses to
   average net assets(B) .............       0.50%(C)         0.50%         0.50%         0.50%         0.50%(C)

Ratio of net investment income to
   average net assets ................       3.86%(C)         3.25%         2.93%         3.27%         3.28%(C)

(A) Represents the period from the initial public offering of Institutional shares (January 7, 1997) through June 30, 1997.

(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.51%(C), 0.52%, 0.51%, 0.52% and 0.56%(C) for the periods ended December 31, 2000 and June 30, 2000, 1999, 1998 and 1997, respectively (Note 4).

(C)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

FLORIDA TAX-FREE MONEY FUND
FINANCIAL HIGHLIGHTS

============================================================================================================================
                                                               PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------------
                                         SIX MONTHS
                                           ENDED
                                        DECEMBER 31,                              YEAR ENDED JUNE 30,
                                            2000          ------------------------------------------------------------------
                                        (UNAUDITED)          2000          1999          1998          1997          1996
----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period   $   1.000        $   1.000     $   1.000     $   1.000     $   1.000     $   1.000
                                         ----------------------------------------------------------------------------------
Net investment income ................       0.018            0.030         0.026         0.030         0.029         0.032
                                         ----------------------------------------------------------------------------------
Dividends from net investment income .      (0.018)          (0.030)       (0.026)       (0.030)       (0.029)       (0.032)
                                         ----------------------------------------------------------------------------------
Net asset value at end of period .....   $   1.000        $   1.000     $   1.000     $   1.000     $   1.000     $   1.000
                                         ==================================================================================
Total return .........................       3.53%(B)         3.05%         2.68%         3.03%         2.90%         3.29%
                                         ==================================================================================
Net assets at end of period (000's) ..   $  17,881        $  18,244     $  21,371     $  14,368     $  22,434     $  28,906
                                         ==================================================================================
Ratio of net expenses to
   average net assets(A) .............       0.65%(B)         0.73%         0.75%         0.75%         0.75%         0.61%

Ratio of net investment income to
   average net assets ................       3.50%(B)         2.98%         2.58%         2.98%         2.85%         3.24%

(A) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.99%(B), 1.00%, 0.98%, 0.95%, 0.94% and 0.80% for the periods ended December 31, 2000 and June 30, 2000, 1999, 1998, 1997 and 1996, respectively (Note 4).

(B)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

TAX-FREE INTERMEDIATE TERM FUND - CLASS A
FINANCIAL HIGHLIGHTS

================================================================================================================================
                                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED
                                               DECEMBER 31,                           YEAR ENDED JUNE 30,
                                                   2000          ---------------------------------------------------------------
                                               (UNAUDITED)         2000         1999         1998         1997           1996
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .......   $  10.68        $  10.87     $  11.12     $  11.01     $  10.85     $    10.86
                                                 ------------------------------------------------------------------------------
Income from investment operations:
   Net investment income .....................       0.24            0.48         0.48         0.50         0.50           0.50
   Net realized and unrealized gains (losses)
      on investments .........................       0.32           (0.19)       (0.25)        0.11         0.16          (0.01)
                                                 ------------------------------------------------------------------------------
Total from investment operations .............       0.56            0.29         0.23         0.61         0.66           0.49
                                                 ------------------------------------------------------------------------------
Dividends from net investment income .........      (0.24)          (0.48)       (0.48)       (0.50)       (0.50)         (0.50)
                                                 ------------------------------------------------------------------------------
Net asset value at end of period .............   $  11.00        $  10.68     $  10.87     $  11.12     $  11.01     $    10.85
                                                 ==============================================================================
Total return(A) ..............................      5.29%(C)        2.75%        2.07%        5.63%        6.19%          4.51%
                                                 ==============================================================================
Net assets at end of period (000's) ..........   $ 36,482        $ 36,817     $ 47,899     $ 52,896     $ 58,485     $   67,675
                                                 ==============================================================================
Ratio of net expenses to average net assets(B)      0.99%(D)        0.99%        0.99%        0.99%        0.99%          0.99%

Ratio of net investment income to
   average net assets ........................      4.40%(D)        4.47%        4.33%        4.50%        4.55%          4.52%

Portfolio turnover rate ......................        45%(D)          41%          51%          36%          30%            37%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.01%(D) and 1.00% for the periods ended December 31, 2000 and June 30, 2000, respectively.

(C)  Not Annualized.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

TAX-FREE INTERMEDIATE TERM FUND - CLASS C
FINANCIAL HIGHLIGHTS

==============================================================================================================================
                                                                 PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED
                                               DECEMBER 31,                           YEAR ENDED JUNE 30,
                                                   2000          -------------------------------------------------------------
                                               (UNAUDITED)         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .......   $  10.68        $  10.88     $  11.12     $  11.01     $  10.85     $  10.86
                                                 ----------------------------------------------------------------------------
Income from investment operations:
   Net investment income .....................       0.20            0.40         0.40         0.42         0.43         0.44
   Net realized and unrealized gains (losses)
      on investments .........................       0.32           (0.20)       (0.24)        0.11         0.16        (0.01)
                                                 ----------------------------------------------------------------------------
Total from investment operations .............       0.52            0.20         0.16         0.53         0.59         0.43
                                                 ----------------------------------------------------------------------------
Dividends from net investment income .........      (0.20)          (0.40)       (0.40)       (0.42)       (0.43)       (0.44)
                                                 ----------------------------------------------------------------------------
Net asset value at end of period .............   $  11.00        $  10.68     $  10.88     $  11.12     $  11.01     $  10.85
                                                 ============================================================================
Total return(A) ..............................      4.90%(C)        1.88%        1.40%        4.85%        5.49%        4.00%
                                                 ============================================================================
Net assets at end of period (000's) ..........   $  3,268        $  3,374     $  4,634     $  4,747     $  5,161     $  5,239
                                                 ============================================================================
Ratio of net expenses to average net assets(B)      1.74%(D)        1.74%        1.74%        1.74%        1.65%        1.49%

Ratio of net investment income to
   average net assets ........................      3.65%(D)        3.72%        3.58%        3.75%        3.89%        4.02%

Portfolio turnover rate ......................        45%(D)          41%          51%          36%         30%          37%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.76%(D) and 1.76% for the periods ended December 31, 2000 and June 30, 2000, respectively.

(C)  Not Annualized.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

OHIO INSURED TAX-FREE FUND - CLASS A
FINANCIAL HIGHLIGHTS

=============================================================================================================================
                                                                PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED
                                               DECEMBER 31,                           YEAR ENDED JUNE 30,
                                                   2000          ------------------------------------------------------------
                                               (UNAUDITED)        2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ......   $  11.45        $  11.74     $  12.37     $  12.22     $  11.97     $  11.99
                                                ----------------------------------------------------------------------------
Income from investment operations:
   Net investment income ....................       0.28            0.58         0.58         0.61         0.61         0.62
   Net realized and unrealized gains (losses)
      on investments ........................       0.50           (0.29)       (0.34)        0.23         0.25        (0.02)
                                                ----------------------------------------------------------------------------
Total from investment operations ............       0.78            0.29         0.24         0.84         0.86         0.60
                                                ----------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income .....      (0.28)          (0.58)       (0.58)       (0.61)       (0.61)       (0.62)
   Distributions from net realized gains ....         --              --        (0.29)       (0.08)          --           --
                                                ----------------------------------------------------------------------------
Total distributions .........................      (0.28)          (0.58)       (0.87)       (0.69)       (0.61)       (0.62)
                                                ----------------------------------------------------------------------------
Net asset value at end of period ............   $  11.95        $  11.45     $  11.74     $  12.37     $  12.22     $  11.97
                                                ============================================================================
Total return(A) .............................      6.94%(C)        2.60%        1.81%        7.03%        7.36%        5.05%
                                                ============================================================================
Net assets at end of period (000's) .........   $ 57,341        $ 59,600     $ 62,737     $ 69,289     $ 70,816     $ 75,938
                                                ============================================================================
Ratio of net expenses to
   average net assets(B) ....................      0.75%(D)        0.75%        0.75%        0.75%        0.75%        0.75%

Ratio of net investment income to
   average net assets .......................      4.87%(D)        5.08%        4.72%        4.95%        5.05%        5.12%

Portfolio turnover rate .....................        25%(D)          66%          26%          41%          33%          46%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.76%(D) and 0.77% for the periods ended December 31, 2000 and June 30, 2000, respectively.

(C)  Not Annualized.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

OHIO INSURED TAX-FREE FUND - CLASS C
FINANCIAL HIGHLIGHTS

==============================================================================================================================
                                                                 PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED
                                          DECEMBER 31,                              YEAR ENDED JUNE 30,
                                             2000           ------------------------------------------------------------------
                                          (UNAUDITED)          2000          1999          1998          1997          1996
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .   $   11.44        $   11.74     $   12.37     $   12.22     $   11.97     $   12.00
                                           ----------------------------------------------------------------------------------
Income from investment operations:
   Net investment income ...............        0.24             0.49          0.49          0.52          0.53          0.56
   Net realized and unrealized gains
      (losses) on investments ..........        0.51            (0.30)        (0.34)         0.23          0.25         (0.03)
                                           ----------------------------------------------------------------------------------
Total from investment operations .......        0.75             0.19          0.15          0.75          0.78          0.53
                                           ----------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income        (0.24)           (0.49)        (0.49)        (0.52)        (0.53)        (0.56)
   Distributions from net realized gains          --               --         (0.29)        (0.08)           --            --
                                           ----------------------------------------------------------------------------------
Total distributions ....................       (0.24)           (0.49)        (0.78)        (0.60)        (0.53)        (0.56)
                                           ----------------------------------------------------------------------------------
Net asset value at end of period .......   $   11.95        $   11.44     $   11.74     $   12.37     $   12.22     $   11.97
                                           ==================================================================================
Total return(A) ........................       6.63%(C)         1.75%         1.05%         6.24%         6.65%         4.44%
                                           ==================================================================================
Net assets at end of period (000's) ....   $   4,600        $   3,585     $   4,740     $   5,215     $   4,639     $   3,972
                                           ==================================================================================
Ratio of net expenses to
   average net assets(B) ...............       1.50%(D)         1.50%         1.50%         1.50%         1.42%         1.25%

Ratio of net investment income to
   average net assets ..................       4.10%(D)         4.42%         3.97%         4.20%         4.37%         4.62%

Portfolio turnover rate ................         25%(D)           66%           26%           41%           33%           46%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.51%(D) and 1.56% for the periods ended December 31, 2000 and June 30, 2000, respectively.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000 (UNAUDITED)
================================================================================

1.   ORGANIZATION

The Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the Florida Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund (collectively, the Funds) are each a separate series of shares of Touchstone Tax-Free Trust (the Trust). The Trust is
registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 13, 1981. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The Tax-Free Money Fund seeks the highest level of interest income exempt from federal income tax, consistent with the protection of capital, by investing primarily in high-quality, short-term municipal obligations.

The California Tax-Free Money Fund seeks the highest level of current income exempt from federal and California income tax, consistent with liquidity and stability of principal, by investing primarily in high-quality, short-term California municipal obligations.

The Ohio Tax-Free Money Fund seeks the highest level of current income exempt from federal income tax and Ohio personal income tax, consistent with liquidity and stability of principal. The Fund invests primarily in a portfolio of high-quality, short-term Ohio municipal obligations.

The Florida Tax-Free Money Fund seeks the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal, by investing primarily in high-quality, short-term Florida municipal obligations.

The Tax-Free Intermediate Term Fund seeks high current income exempt from federal income tax, consistent with the protection of capital, by investing primarily in high-grade municipal obligations maturing within twenty years or less with a dollar-weighted average portfolio maturity under normal market conditions of between three and ten years. To the extent consistent with the Fund's primary objective, capital appreciation is a secondary objective.

The Ohio Insured Tax-Free Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with the protection of capital. The Fund invests primarily in high quality, long-term Ohio municipal obligations which are protected by insurance guaranteeing the payment of principal and interest in the event of a default.

The Ohio Tax-Free Money Fund offers two classes of shares: Retail shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of the
Fund) and Institutional shares (sold without a distribution fee). Each Retail and Institutional share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Retail shares bear the expenses of distribution fees, which will cause Retail shares to have a higher expense ratio and to pay lower dividends than those related to Institutional shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (iii) each class has exclusive voting rights with respect to matters affecting only that class; and (iv) Retail shares are subject to a lower minimum initial investment requirement and offer certain shareholder services not available to Institutional shares such as checkwriting and automatic investment and redemption plans.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund each offer two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4.75% and a distribution fee of up to 0.25% of average daily net assets of each Fund) and Class C shares (sold subject to a maximum front-end sales load of 1.25%, a maximum contingent deferred sales load of 1.00% for a one-year period and a distribution fee of up to 1.00% of average daily net assets of each Fund). Each Class A and Class C share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class C shares bear the expenses of higher distribution fees, which will cause Class C shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Trust's significant accounting policies:

Security valuation -- Tax-Free Money Fund, California Tax-Free Money Fund, Ohio Tax-Free Money Fund and Florida Tax-Free Money Fund securities are valued on an amortized cost basis, which approximates market. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Tax-Free Intermediate Term Fund and Ohio Insured Tax-Free Fund securities are valued at market using an independent pricing service which generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the securities. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the fair value of the security will be determined in good faith consistent with procedures established by the Board of Trustees.

Share valuation -- The net asset value per share of the Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund is calculated daily by dividing the total value of a Fund's assets, less liabilities, by its number of shares outstanding. The net asset value per share of each class of shares of the Ohio Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is also calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

The offering price per share of the Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund is equal to the net asset value per share. The maximum offering price of Class A shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The offering price of Class C shares of each Fund is equal to the net asset value per share plus a sales load equal to 1.27% of the net asset value (or 1.25% of the offering price).

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

The redemption price per share of each Fund, including each class of shares with respect to the Ohio Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, is equal to the net asset value per share. However, Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund are subject to a contingent deferred sales load of 1% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders -- Dividends from net investment income are declared daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

When-issued securities -- The Funds may purchase securities with delivery or payments to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets equal to the value of the securities purchased. At December 31, 2000, the market value of securities segregated for these types of transactions for the Tax-Free Intermediate Term Fund was $1,025,660 and $1,001,855 for the Ohio Insured Tax-Free Fund.

Allocations between classes -- Investment income earned by the Ohio Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is allocated daily to each class of shares based on the percentage of the net asset value of settled shares of such class to the total of the net asset value of settled shares of both classes. Realized capital gains and losses and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its net income, the Fund will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made. In addition, each Fund intends to satisfy conditions which enable it to designate the interest income generated by its investment in municipal securities, which is exempt from federal income tax when received by the Fund, as exempt-interest dividends upon distribution to shareholders.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments as of December 31, 2000:

--------------------------------------------------------------------------------
                                                         TAX-FREE   OHIO INSURED
                                                       INTERMEDIATE   TAX-FREE
(000's)                                                  TERM FUND      FUND
--------------------------------------------------------------------------------
Gross unrealized appreciation .......................... $  1,421     $  3,714
Gross unrealized depreciation ..........................      (85)          --
                                                         ---------------------
Net unrealized appreciation . .......................... $  1,336     $  3,714
                                                         =====================
--------------------------------------------------------------------------------

The tax basis of portfolio investments for each Fund is equal to the amortized cost as shown on the Statements of Assets and Liabilities.

As of December 31, 2000, the Funds had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distribution to shareholders.

--------------------------------------------------------------------------------
                                                                         EXPIRES
FUND                                                           AMOUNT    JUNE 30
--------------------------------------------------------------------------------
Tax-Free Money Fund ......................................   $     409     2003
                                                                   564     2004
                                                                 2,865     2008

California Tax-Free Money Fund ...........................   $     447     2007

Ohio Tax-Free Money Fund .................................   $      90     2004
                                                                 2,952     2008

Florida Tax-Free Money Fund ..............................   $   4,527     2007
                                                                 6,777     2008

Tax-Free Intermediate Term Fund ..........................   $ 313,244     2004

Ohio Insured Tax-Free Fund ...............................   $  35,418     2008
--------------------------------------------------------------------------------

3.   INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) were as follows for the six months ended December 31, 2000:

--------------------------------------------------------------------------------
                                                         TAX-FREE   OHIO INSURED
                                                       INTERMEDIATE   TAX-FREE
(000's)                                                  TERM FUND      FUND
--------------------------------------------------------------------------------
Purchases of investment securities ....................   $ 8,627     $ 7,465
                                                          -------------------
Proceeds from sales and maturities of
   investment securities ..............................   $ 8,351     $ 9,391
                                                          -------------------
--------------------------------------------------------------------------------

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

4.   TRANSACTIONS WITH AFFILIATES

The  President  and certain  other  officers  of the Trust are also  officers of
Touchstone Advisers, Inc. (the Adviser), the Trust's investment adviser, Touchstone Securities, Inc. (the Underwriter), the Trust's principal underwriter, and Integrated Fund Services, Inc. (IFS), the Trust's transfer agent, shareholder service agent and accounting services agent. The Adviser, the Underwriter and IFS are each wholly-owned indirect subsidiaries of The Western and Southern Life Insurance Company.

MANAGEMENT AGREEMENT
Each Fund's investments are managed by the Adviser under the terms of a Management Agreement. Under the Management Agreement, each Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.5% of its respective average daily net assets up to $100 million, 0.45% of such net assets from $100 million to $200 million, 0.4% of such net assets from $200 million to $300 million and 0.375% of such net assets in excess of $300 million.

In order to voluntarily reduce operating expenses during the period ended December 31, 2000, the Adviser waived investment advisory fees of $22,078 for the Tax-Free Money Fund, $35,286 for the Ohio Tax-Free Money Fund, $33,426 for the Florida Tax-Free Money Fund, $3,162 for the Tax-Free Intermediate Fund and $22,641 for the Ohio Insured Tax-Free Fund.

TRANSFER AGENT AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Trust and IFS, IFS maintains the records for each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, IFS receives a monthly fee at an annual rate of $25 per shareholder account from each of the Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund and $21 per shareholder account from each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, subject to a $1,000 minimum monthly fee for each Fund, or for each class of shares of a Fund, as applicable. In addition, each Fund pays IFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement between the Trust and IFS, IFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, IFS receives a monthly fee, based on current net assets, of $2,500 per month from the Tax-Free Money Fund, $3,000 per month from the California Tax-Free Money Fund, $6,000 per month from the Ohio Tax-Free Money Fund, $2,500 per month from the Florida Tax-Free Money Fund and $3,500 per month from the Tax-Free Intermediate Term Fund and $4,000 from the Ohio Insured Tax-Free Fund. In addition, each Fund is subject to an additional charge of 0.001% of its respective average daily net assets in excess of $300 million, and each Fund pays certain out-of-pocket expenses incurred by IFS in obtaining valuations of such Fund's portfolio securities.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

UNDERWRITING AGREEMENT
The Underwriter is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $2,577 and $2,535 from underwriting and broker commissions on the sale of shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively, during the six months ended December 31, 2000. In addition, the Underwriter collected $4,443 and $444 of contingent deferred sales loads on the redemption of Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively.

PLANS OF DISTRIBUTION
The Trust has a Plan of Distribution (Class A Plan) under which shares of each Fund having one class of shares and Class A shares or Retail shares of each Fund having two classes of shares may directly incur or reimburse the Adviser or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class C Plan) under which Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class C Plan is 1% of average daily net assets attributable to Class C shares.

CUSTODIAN AGREEMENTS
The Fifth Third Bank, which serves as the custodian for each Fund except for the Florida Tax-Free Money Fund, was a significant shareholder of record of the Ohio Tax-Free Money Fund as of December 31, 2000. Under the terms of its Custodian Agreement, The Fifth Third Bank receives from each such Fund an asset-based fee plus transaction charges for each security transaction entered into by the Funds. Huntington National Bank, N.A. (Huntington), which serves as the custodian for the Florida Tax-Free Money Fund, was a significant shareholder of record of such Fund as of December 31, 2000. Under the terms of its Custodian Agreement, Huntington receives from the Fund an asset-based fee.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

5.   CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets. Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets for the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund are the result of the following capital share transactions:

---------------------------------------------------------------------------------------------
                                                TAX-FREE INTERMEDIATE       OHIO INSURED
                                                       TERM FUND            TAX-FREE FUND
---------------------------------------------------------------------------------------------
                                                 SIX MONTHS              SIX MONTHS
                                                   ENDED      YEAR         ENDED      YEAR
                                                DECEMBER 31,  ENDED     DECEMBER 31,  ENDED
                                                   2000      JUNE 30,      2000      JUNE 30,
(000's)                                         (UNAUDITED)    2000     (UNAUDITED)    2000
---------------------------------------------------------------------------------------------
CLASS A
Shares sold .................................        330       1,024       3,796       5,795
Shares reinvested ...........................         58         145          87         185
Shares redeemed .............................       (518)     (2,128)     (4,293)     (6,116)
                                                   -----------------------------------------
Net decrease in shares outstanding ..........       (130)       (959)       (410)       (136)
Shares outstanding, beginning of period .....      3,446       4,405       5,207       5,343
                                                   -----------------------------------------
Shares outstanding, end of period ...........      3,316       3,446       4,797       5,207
                                                   =========================================

CLASS C
Shares sold .................................         32          84         113          12
Shares reinvested ...........................          5          12           5          13
Shares redeemed .............................        (56)       (206)        (46)       (116)
                                                   -----------------------------------------
Net increase (decrease) in shares outstanding        (19)       (110)         72         (91)
Shares outstanding, beginning of period .....        316         426         313         404
                                                   -----------------------------------------
Shares outstanding, end of period ...........        297         316         385         313
                                                   =========================================
---------------------------------------------------------------------------------------------

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

6.   PORTFOLIO COMPOSITION

As of December 31, 2000, the Ohio Tax-Free Money Fund and the Ohio Insured Tax-Free Fund were invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the interest from which is exempt from Ohio personal income tax. The California Tax-Free Money Fund was invested exclusively in debt obligations issued by the State of California and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the interest from which is exempt from California income tax. The Florida Tax-Free Money Fund was 93.2% invested in debt obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the value of which is exempt from the Florida intangible personal property tax. As of December 31, 2000, 31.96% of the portfolio securities of the Tax-Free Money Fund were concentrated in the State of Ohio, and 12.67% in the State of Illinois. For information regarding portfolio composition by state for the Tax-Free Intermediate Term Fund, see the Fund's Portfolio of Investments.

The California Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the Florida Tax-Free Money Fund and the Ohio Insured Tax-Free Fund are each non-diversified Funds under the 1940 Act. Thus, investments may be concentrated in fewer issuers than those of a diversified fund. As of December 31, 2000, no non-diversified Fund had concentrations of investments (10% or greater) in any one issuer.

The Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund each invest in municipal securities maturing in 13 months or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating agencies (or by one such agency if a security is rated by only that agency) or, if unrated, are determined by the Adviser, under the supervision of the Board of Trustees, to be of comparable quality.

As of December 31, 2000, 46.4% of the Tax-Free Intermediate Term Fund's portfolio securities were rated AAA/Aaa [using the higher of Standard & Poor's Corporation (S&P) or Moody's Investors Service, Inc. (Moody's) ratings], 30.3% were rated AA/Aa, 21.8% were rated A/A and 1.6% were not rated.

As of December 31, 2000, 70.4% of the Ohio Insured Tax-Free Fund's long-term portfolio securities were either (1) insured by an insurance policy obtained from a recognized insurer which carries a rating of AAA by S&P or Aaa by Moody's, (2) guaranteed as to the payment of interest and principal by an agency or instrumentality of the U.S. Government or (3) secured as to the payment of interest and principal by an escrow account consisting of obligations of the U.S. Government. Two private insurers individually insure more than 10% of the Ohio Insured Tax-Free Fund's portfolio securities and collectively insure 55.5% of its portfolio securities.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

The concentration of investments for each Fund as of December 31, 2000, classified by revenue source, was as follows:

---------------------------------------------------------------------------------------------------------------
                                                          CALIFORNIA    OHIO      FLORIDA   TAX-FREE     OHIO
                                                TAX-FREE   TAX-FREE   TAX-FREE   TAX-FREE INTERMEDIATE  INSURED
                                                  MONEY      MONEY      MONEY      MONEY      TERM     TAX-FREE
                                                  FUND       FUND       FUND       FUND       FUND       FUND
---------------------------------------------------------------------------------------------------------------
General Obligations ..........................     8.2%       7.6%      15.9%       6.6%      23.9%      52.4%
Revenue Bonds:
   Industrial Development/Pollution Control ..    36.6%      19.5%      13.6%      13.8%       4.7%         --
   Hospital/Health Care ......................    12.8%       5.3%      35.7%      13.8%      11.3%      10.5%
   Utilities .................................     5.6%      10.3%       9.5%      18.0%      12.6%       7.7%
   Bank & Financial ..........................       --         --         --         --        2.5         --
   Education .................................     7.6%       8.4%       9.9%      15.2%      14.9%      16.5%
   Housing/Mortgage ..........................     4.2%      13.4%       5.3%      17.3%      14.3%       5.0%
   Economic Development ......................    16.4%      11.9%       5.5%         --       2.3%         --
   Public Facilities .........................     6.9%         --       2.1%       3.4%       7.8%       2.8%
   Transportation ............................       --         --         --         --       3.1%       3.3%
   Special Tax ...............................       --       9.7%       1.3%         --         --         --
   Leases ....................................       --         --         --         --         --         --
   Miscellaneous .............................     1.7%      13.9%       1.2%      11.9%       2.6%       1.8%
                                                 -------------------------------------------------------------
Total ........................................   100.0%     100.0%     100.0%     100.0%     100.0%     100.0%
                                                 =============================================================

                           TOUCHSTONE FAMILY OF FUNDS

TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2000 (UNAUDITED)

=================================================================================================================
PRINCIPAL                                                                                                MARKET
   AMOUNT   FIXED RATE REVENUE &                                                 COUPON    MATURITY       VALUE
  (000's)   GENERAL OBLIGATION BONDS-- 26.4%                                      RATE       DATE        (000's)
-----------------------------------------------------------------------------------------------------------------
$     501   American Municipal Power Sys. Impt. BANS (Milan Village Proj.) ..     4.450    01/19/01    $     501
      500   American Municipal Power Sys. Equipment BANS
               (Distributive Generation Proj.) ..............................     5.250    01/19/01          500
      185   College Station, TX, Utility System Rev .........................     5.875    02/01/01          185
      150   Mc Allen, TX, Waterworks & Sewer Sys. Rev., Impt ................     6.750    02/01/01          150
      105   San Antonio, TX, Electric & Gas Rev .............................     5.200    02/01/01          105
      225   Southwest, TX, ISD ..............................................     7.000    02/01/01          225
      200   Webb Co., TX, COP ...............................................     4.550    02/01/01          200
      115   Chisum, TX, ISD Ref .............................................     5.850    02/15/01          115
      130   De Soto, TX, Certificates of Obligations ........................     4.300    02/15/01          130
      200   Donna, TX, ISD (School Bldg.) ...................................     5.000    02/15/01          200
      300   Richardson, TX, ISD, GO .........................................     4.750    02/15/01          300
      430   American Municipal Power Sys. Impt. BANS (Bradner Village Proj.)      4.900    03/23/01          430
      220   Kentucky Area Dev. Dist. Fin. Tr. Lease Program Rev.,
               (City of Ewing) ..............................................     4.600    06/01/01          220
      514   Wyoming, OH, Real Estate GO BANS ................................     4.850    07/12/01          515
      300   Deerfield Twnp, OH, Park Land Acquisition Notes GO BANS .........     5.000    08/01/01          301
      255   Uvalde, TX, Cons. ISD ...........................................     6.500    08/01/01          258
      306   Deerfield Twnp., OH, Fire Truck Acquisition Notes GO BANS .......     5.000    08/02/01          306
      300   Richland Co., OH, Public Impt. GO BANS ..........................     5.000    08/15/01          301
      105   Southside, TX, ISD ..............................................     7.000    08/15/01          107
       30   Clermont Co., OH, Hosp. Fac. Rev. (Mercy Health Sys.) ...........     7.500    09/01/01           30
      620   Harlan Co., KY, Justice Center BANS .............................     5.000    10/01/01          620
      390   Crestline, OH, Var. Purp. GO BANS ...............................     5.100    11/15/01          391
      440   Muskingum Co., OH, Brandywine Rua & Impt. GO BANS ...............     4.850    11/28/01          441
      215   Snohomish, WA, Library Capital Fac. GO ..........................     4.250    12/01/01          215
      480   American Municipal Power Ohio Inc. BANS (Willington Village Proj.)    4.750    12/14/01          480
---------                                                                                              ---------
$   7,216   TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
---------   (Amortized Cost $7,226) .........................................                          $   7,226
                                                                                                       ---------

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                MARKET
   AMOUNT                                                                        COUPON    MATURITY       VALUE
  (000'S)   FLOATING & VARIABLE DEMAND NOTES-- 50.1%                              RATE       DATE        (000's)
-----------------------------------------------------------------------------------------------------------------
$   1,000   Illinois Dev. Fin. Auth. Educational Fac. Rev.,
               (Trinity International Univ. Proj.), Ser. A ..................     5.050    01/01/01    $   1,000
      800   Illinois Health Fac. Auth. Rev., Ser. B (Elmhurst Memorial Hosp.)     4.950    01/01/01          800
      200   Michigan Higher Educ. Fac. Auth. Rev., (Concordia Coll. Proj.) ..     5.050    01/01/01          200
      200   Clermont Co., OH, Hosp. Fac. Rev., Ser. B (Mercy Health Sys. Proj.)   4.950    01/03/01          200
      900   Eddyville, IA, IDR (Heartland Lysine, Inc.) .....................     5.300    01/03/01          900
      700   Huntley, IL, IDR (Colony Inc. Proj.) ............................     5.200    01/03/01          700
    1,100   Scio Twnp., MI, EDR .............................................     4.590    01/03/01        1,100
      505   Brooklyn Park, MN, IDR (Schmidt Proj.) ..........................     5.200    01/04/01          505
      200   Fargo, ND, Coml. Dev. Rev., Ref. (Kelly Inns Fargo Proj.) .......     5.000    01/04/01          200
      450   Frankfort, MN, IDR, Ser. 1995 (J&B, Inc.) .......................     5.200    01/04/01          450

                           TOUCHSTONE FAMILY OF FUNDS
                                       29

TAX-FREE MONEY FUND (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                MARKET
   AMOUNT                                                                        COUPON    MATURITY       VALUE
  (000'S)   FLOATING & VARIABLE DEMAND NOTES-- 50.1% (CONTINUED)                  RATE       DATE        (000's)
-----------------------------------------------------------------------------------------------------------------
$     200   Frankfort, MN, IDR, Ser. 1995 (J&B, Inc.) .......................     5.450    01/04/01    $     200
      649   Franklin Park, IL, Rev., Ser. 1994 (A.M. Castle & Co. Proj.) ....     5.300    01/04/01          649
    1,335   Harvard, IL, Health Care Fac. Rev., Ser. 1998
               (Harvard Memorial Hosp. Proj.) ...............................     5.150    01/04/01        1,335
      200   Hope, AR, IDR, Ser. A (Champion Parts, Inc. Proj.) ..............     5.300    01/04/01          200
      400   Illinois Health Fac. Auth. Rev., (Northwest Cmnty Hosp.) ........     5.050    01/04/01          400
      535   Illinois Health Fac. Auth. Rev., (Palos Cmnty Hosp.), Ser. B ....     5.000    01/04/01          535
      973   Kansas City, MO, IDR (A.M. Castle & Co. Proj.) ..................     5.300    01/04/01          973
    1,210   Mankato, MN, IDR, Ser. 1998 (Sacco Familty LP Proj.) ............     5.350    01/04/01        1,210
      300   Parkview Met. Dist. Colorado, Arapahoe Co. Adj. Ref .............     4.950    01/04/01          300
    1,000   Payne Co., OK, EDR, (Collegiate Hsg. Fndtn.) Ser. A .............     4.950    01/04/01        1,000
      188   Rosemont, IL. IDR, (A.M. Castle & Co. Proj.) ....................     5.300    01/04/01          188
      100   University Athletic Assn., FL Cap. Impt. Rev., (Univ. of FL,
               Stadium Proj.) ...............................................     5.000    01/04/01          100
      515   Wakarusa, IN, EDR (MMM-Invest Inc. Proj.) .......................     5.180    01/04/01          515
---------                                                                                              ---------
$  13,660   TOTAL FLOATING & VARIABLE DEMAND NOTES
---------   (Amortized Cost $13,660) ........................................                          $  13,660
                                                                                                       ---------

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                MARKET
   AMOUNT                                                                        COUPON    MATURITY       VALUE
  (000's)   ADJUSTABLE RATE PUT BONDS-- 23.2%                                     RATE       DATE        (000's)
-----------------------------------------------------------------------------------------------------------------
$     635   Buckeye Tax-Exempt Mtg. Bond Trust ..............................     4.860    02/01/01    $     635
      975   Summit Co., OH, IDR (S.D. Myers Inc. Proj.) .....................     4.650    02/15/01          975
    1,200   Owensboro, KY, IDR, Ser. 1985 (Dart Container) ..................     4.750    03/01/01        1,200
      230   Portage Co., OH, IDR (Neidlinger Proj.) .........................     4.850    03/01/01          230
      220   Summit Co., OH, IDR (Keltec Inc. Proj.) .........................     4.850    03/01/01          220
      640   Summit Co., OH, IDR (Struktol Co. America Proj.) ................     4.850    03/01/01          640
      210   Summit Co., OH, IDR (Triscari Proj.) ............................     4.850    03/01/01          210
      135   Cuyahoga Co.,OH, IDR (Halle Office Bldg.) .......................     4.785    04/01/01          135
       80   Richland Co., OH, IDR (Robon Partnership Proj.) .................     4.850    04/01/01           80
    1,000   Westmoreland Co., PA, IDR (White Consolidated Industries) .......     4.840    05/01/01        1,000
      410   Summit Co., OH IDR (L & W Mfg. Proj.) ...........................     4.850    04/01/01          410
      585   Lexington-Fayette Co., Ky, Urban Govt. Rev. (Providence Montessori)   5.100    07/01/01          585
---------                                                                                              ---------
$   6,320   TOTAL ADJUSTABLE RATE PUT BONDS (Amortized Cost $6,320) .........                          $   6,320
---------                                                                                              ---------
$  27,196   TOTAL INVESTMENT SECURITIES-- 99.7% (Amortized Cost $27,206) ....                          $  27,206
=========
            OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.3% ....................                                 83
                                                                                                       ---------
            NET ASSETS-- 100.0% .............................................                          $  27,289
                                                                                                       =========

                           TOUCHSTONE FAMILY OF FUNDS
                                       30

CALIFORNIA TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2000 (UNAUDITED)

=================================================================================================================
PRINCIPAL                                                                                                MARKET
   AMOUNT   FIXED RATE REVENUE &                                                 COUPON    MATURITY       VALUE
  (000's)   GENERAL OBLIGATION BONDS-- 21.4%                                      RATE       DATE        (000's)
-----------------------------------------------------------------------------------------------------------------
$     315   San Francisco, CA, City & Co. COP ...............................     7.375    01/02/01    $     320
      155   San Francisco, CA, City & Co. Arpt. Comm. Intl. Rev .............     6.100    01/03/01          156
      280   Jefferson, CA, USD GO, Ser. A ...................................     5.750    02/01/01          280
      100   Walnut Valley, CA, USD GO, Ser. A ...............................     6.250    02/01/01          100
      100   Contra Costa, CA, Trans. Auth. Sales Tax Rev., Ser. A ...........     4.800    03/01/01          100
      100   Stanislaus Co., CA, COP Ref. Capital Impt. Ser. A ...............     4.375    05/01/01          100
      200   Los Angeles, CA, Wastewater System Rev., Ref. Ser. A ............     9.000    06/01/01          205
    1,000   Modesto, CA, Health Fac. Rev., (Memorial Hospital Association),
               Ser. A, Prerefunded 6/1/01 @102 ..............................     6.875    06/01/01        1,032
      395   Redding, CA, Joint Pwr. Fin. Auth. Electric Sys. Rev., Ser. A ...     5.500    06/01/01          397
    1,000   Riverside Co., CA, Trans. Comm. Sales Tax Rev., Ser. A ..........     6.500    06/01/01        1,011
    2,000   Los Angeles Co., CA, School Pooled Fin. Prog. COP Ser. A ........     5.000    07/02/01        2,007
    1,000   California School Cash Reserve Prog. Auth. Pool Ser. A ..........     5.250    07/03/01        1,005
      960   Fremont, CA, USD RANS ...........................................     5.000    07/10/01          964
      200   Mt. Diablo, CA, USD (Community Fac. Dist. Special Tax), No. 1 ...     5.600    08/01/01          202
    1,365   Ontario, CA, Redev. Fin. Auth. Rev. Proj. No. 1
               (Center City-Cimarron Pj.) ...................................     5.700    08/01/01        1,377
    1,000   Paramount, CA, Redev. Agcy. Tax Allocation, Prerefunded
               8/1/01 @ 102 .................................................     7.350    08/01/01        1,037
      235   Pleasanton, CA, USD Ser. E ......................................     9.000    08/01/01          242
      400   San Bernardino Co., CA, COP Capital Fac. Proj. Ser. B,
               Prerefunded 8/1/01 @ 100 .....................................     6.250    08/01/01          405
      975   Stanislaus Co., CA, Office of Education TRANS ...................     5.000    08/10/01          982
      250   Corona, CA, Public Fin. Auth. (Corporate Yard Proj.), Ser. A ....     4.500    09/01/01          251
    2,450   Sacramento, CA, TRANS ...........................................     5.000    10/04/01        2,470
      500   Peninsula Corridor Joint Pwr. Brd. Calif. GRANS Ser. C ..........     3.950    10/19/01          501
      485   Milpitas, CA, Pub. Fin. Auth. COP ...............................     4.125    11/01/01          486
    1,000   Glendale, CA, Redevelopment Agcy. Tax Allocation Rev.,
---------      (Central Glendale Redevelopment Proj.) .......................     5.000    12/01/01        1,010
$  16,465   TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                        ---------
---------   (Amortized Cost $16,640) ........................................                          $  16,640
                                                                                                       ---------

                           TOUCHSTONE FAMILY OF FUNDS
                                       31

CALIFORNIA TAX-FREE MONEY FUND (CONTINUED)
=================================================================================================================
PRINCIPAL                                                                                                MARKET
   AMOUNT                                                                        COUPON    MATURITY       VALUE
  (000's)   FLOATING & VARIABLE DEMAND NOTES-- 69.0%                              RATE       DATE        (000's)
-----------------------------------------------------------------------------------------------------------------
$     900   California Health Fac. Fin. Auth. Rev., (Insd-Sutter/Chs.), Ser .B    3.750    01/02/01    $     900
    2,900   California Statewide Cmntys. Dev. Auth. COP .....................     4.100    01/02/01        2,900
      200   Irvine Ranch, CA, Water Dist. Cons. Ref., Ser. A ................     4.100    01/02/01          200
      600   Montebello, CA, IDA IDR (Sunclipse Inc., Proj.) .................     4.150    01/02/01          600
      200   Newport Beach, CA, Rev., (Hoag Memorial Hosp.) ..................     4.100    01/02/01          200
    1,800   Newport Beach, CA, Rev., Ser. A (Hoag Memorial Hosp.) ...........     4.200    01/02/01        1,800
    1,800   Newport Beach, CA, Rev., Ser. B (Hoag Memorial Hosp.) ...........     4.200    01/02/01        1,800
      200   Newport Beach, CA, Rev., Ser. C (Hoag Memorial Hosp.) ...........     4.200    01/02/01          200
      700   Orange Co., CA, Water Dist. (COP Proj. B) .......................     4.100    01/02/01          700
      700   Riverside, CA, IDA IDR Issue A (Sunclipse Inc. Proj.) ...........     4.150    01/02/01          700
      655   San Dimas CA, Redevelopment Agcy. Rev., Ser. 1983
               (San Dimas Commerce Center) ..................................     4.750    01/02/01          655
      400   Simi Valley, CA, Comnty Dev. Agcy. MFH Rev., 1985 Issue A .......     4.000    01/02/01          400
    1,600   Vacaville, CA, IDA IDR (Leggett & Platt, Inc.) Ser. B ...........     4.750    01/02/01        1,600
    2,000   ABAG Fin. Auth. Nonprofit Corps. MFH Rev., Ser. A
               (Vintage Chateau Proj.) ......................................     4.700    01/03/01        2,000
    2,000   ABN AMRO Munitops Trust Cert. (San Diego, CA) ...................     4.340    01/03/01        2,000
    2,000   ABN AMRO Munitops Trust Cert., Ser. 1999-7 ......................     4.340    01/03/01        2,000
      240   California Infrastructure & Economic Dev. IDR
               (Metrotile Mfg. Proj.), Ser. A ...............................     4.850    01/03/01          240
      700   California School Fac. Fin. Corp. COP, Ser. B ...................     4.150    01/03/01          700
      480   California Statewide Cmntys. Dev. Corp. IDR .....................     5.350    01/03/01          480
      180   California Statewide Comnty. Dev Corp. Rev ......................     5.350    01/03/01          180
      300   Huntington Park, CA, Public Fin. Auth. Lease Rev., Parking
               Proj., Ser. A ................................................     4.700    01/03/01          300
    7,300   Orange Co., CA, Special Fin. Auth. Teeter Plan Rev., Ser. C .....     4.100    01/03/01        7,300
      400   Orange Co., CA, Special Fin. Auth. Tetter Plan Rev., Ser. B .....     4.100    01/03/01          400
    1,345   Oxnard, CA, IDA IDR (Van R Dental Prods, Inc.) ..................     4.850    01/03/01        1,345
    3,500   San Rafael, CA, IDR Bonds (Phoenix American Inc.) ...............     4.850    01/03/01        3,500
    4,700   Santa Cruz Co., CA, MFH Auth. Rev., Var. (Paloma Del Mar Apt.)
               Ser. A .......................................................     4.150    01/03/01        4,700
    1,400   Alameda Co., CA, IDR (Bat Prop. LLC Proj.) Ser. 1998A ...........     4.200    01/04/01        1,400
      300   Alameda Co., CA, MFH Rev., (Berleleyan Proj.) Ser. A ............     4.100    01/04/01          300
      550   Azusa, CA, MFH Rev. Ref. (Pacific Glen Apts. Proj.) .............     4.100    01/04/01          550
      200   California Educational Fac. Auth. Rev.,
               (Foundation for Educational Achievement), Ser. A .............     4.100    01/04/01          200
      500   California Health Fac. Fin. Auth. Rev., Ser. B Adventist Health Sys.  4.200    01/04/01          500
      300   California Statewide Cmnty. Dev. Auth. Rev., Hsg.
               (Fairfax Towers Apts.), Ser. A ...............................     4.100    01/04/01          300
    1,400   Hanford, CA, Sewer Rev., Ser. A .................................     4.650    01/04/01        1,400
      100   Petaluma, CA, Cmnty. Dev. MFH Rev., Ser. A ......................     4.200    01/04/01          100
      900   San Bernardino Co., CA, Capital Impt. Refinancing Proj. COP .....     4.650    01/04/01          900
      900   San Bernardino, CA, IDR (La Quinta Motor Inns) ..................     5.050    01/04/01          900
    2,250   San Diego Co., CA, IDA (Apogee Enterprises, Inc.) Ser. A ........     5.120    01/04/01        2,250
    2,000   San Francisco, CA, City & Co. Fin. Corp. Lease Rev.,
               (Moscone Center Expansion Proj.) Ser. 2 ......................     3.850    01/04/01        2,000
    1,000   San Francisco, CA, City & Co. Redev. Agcy. MFH Rev.,
               (Orlando Cepeda Place) Ser. D ................................     4.250    01/04/01        1,000
      500   Upland, CA, Apt. Dev. Rev., Ref. (Mtn. Springs) Issue A .........     3.950    01/04/01          500

                           TOUCHSTONE FAMILY OF FUNDS
                                       32

CALIFORNIA TAX-FREE MONEY FUND (CONTINUED)
=================================================================================================================
PRINCIPAL                                                                                                MARKET
   AMOUNT                                                                        COUPON    MATURITY       VALUE
  (000's)   FLOATING & VARIABLE DEMAND NOTES-- 69.0% (CONTINUED)                  RATE       DATE        (000's)
-----------------------------------------------------------------------------------------------------------------
$     400   California PCR Fin. Auth. Rev., Ser. 83 (Southdown, Inc.) .......     4.650    01/15/01    $     400
    3,100   California PCR Fin. Auth. Rev., Ser. B (Southdown, Inc.) ........     4.650    01/15/01        3,100
---------                                                                                              ---------
$  53,600   TOTAL FLOATING & VARIABLE DEMAND NOTES
---------   (Amortized Cost $53,600) ........................................                          $  53,600
                                                                                                       ---------

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                MARKET
   AMOUNT                                                                        COUPON    MATURITY       VALUE
  (000's)   COMMERCIAL PAPER-- 7.7%                                               RATE       DATE        (000's)
-----------------------------------------------------------------------------------------------------------------
$   2,000   California State GO CP ..........................................     3.700    01/09/01    $   2,000
    1,000   San Diego, CA IDR CP ............................................     3.950    01/16/01        1,000
    3,000   East Bay Municipal Utility CP ...................................     3.700    02/06/01        3,000
---------                                                                                              ---------
$   6,000   TOTAL COMMERCIAL PAPER (Amortized Cost $6,000) ..................                          $   6,000
---------                                                                                              ---------
$  76,065   TOTAL INVESTMENT SECURITIES-- 98.1% (Amortized Cost $76,240) ....                          $  76,240
---------
            OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.9% ....................                              1,472
                                                                                                       ---------
            NET ASSETS-- 100.0% .............................................                          $  77,712
                                                                                                       =========

See accompanying notes to financial statements and notes to portfolios of investments.

                           TOUCHSTONE FAMILY OF FUNDS
                                       33

OHIO TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2000 (UNAUDITED)
=================================================================================================================
PRINCIPAL                                                                                                MARKET
   AMOUNT   FIXED RATE REVENUE &                                                 COUPON   MATURITY        VALUE
  (000's)   GENERAL OBLIGATION BONDS-- 25.2%                                      RATE      DATE         (000's)
-----------------------------------------------------------------------------------------------------------------
$   9,500   American Municipal Power Sys. Equipment BANS
               (Distributive Generation Proj.) ..............................     5.250    01/19/01    $   9,464
    1,645   Marysville, OH, Various Purpose GO BANS .........................     5.010    01/25/01        1,645
    1,685   Marysville, OH, Various Purpose GO BANS, Ser. 2000 ..............     4.470    01/25/01        1,685
    4,700   Hebron, OH, Sanitary Sewer Sys. Rev., BANS ......................     5.100    02/15/01        4,703
    1,150   Mason, OH, CSD School Impt. GO BANS, Ser. 2000 ..................     4.630    02/15/01        1,151
      400   Portsmouth, OH, Water Line Fin. GO BANS .........................     4.600    02/28/01          400
    2,000   Beachwood, OH, Various Purpose GO BANS ..........................     4.500    03/01/01        2,001
    7,560   American Municipal Power Sys. Impt. BANS (Wadsworth Proj.) ......     4.950    03/15/01        7,567
      265   Marysville, OH, Various Purpose GO BANS .........................     4.610    03/15/01          265
      200   Marysville, OH, Various Purpose GO BANS .........................     5.260    03/15/01          200
    2,000   Marysville, OH, Exmp. Village School Dist. GO BANS ..............     4.790    03/20/01        2,002
      300   Archbold, OH, Various Purpose GO BANS ...........................     4.950    03/22/01          300
    1,270   Deerfield Township, OH, Park Land Acquisition GO BANS ...........     4.759    03/28/01        1,271
    1,500   Ross Co., OH, Bldg. Auth. Acquisiton GO BANS ....................     4.750    05/16/01        1,500
    1,200   Hebron, OH, Municipal Building GO BANS ..........................     5.030    05/17/01        1,200
    1,100   Williard City, OH, Street Impt. GO BANS .........................     5.300    05/24/01        1,102
    1,370   Springboro, OH, Various Purpose GO BANS .........................     4.850    05/31/01        1,372
      900   Springsboro, OH, Street Impt. GO BANS ...........................     4.750    05/31/01          901
    2,000   Perry, OH, LSD Various Purpose GO BANS ..........................     4.990    06/13/01        2,005
    1,000   Waterloo, OH, LSD GO BANS .......................................     5.125    06/20/01        1,003
    1,000   Seven Hills, OH, Various Purpose GO BANS ........................     4.750    06/21/01        1,002
    1,795   Bluffton, OH, Water Sys. Rev., Impt. BANS .......................     5.050    07/02/01        1,798
    1,250   American Municipal Power - Ohio Inc. BANS (Deshler Proj.) .......     5.050    07/10/01        1,250
    1,000   American Municipal Power - Ohio Inc. BANS (New Bremen Proj.) ....     4.850    07/10/01        1,000
    1,000   Fairfield Co., OH, Various Purpose GO BANS ......................     4.970    07/11/01        1,003
    2,130   Mapleton, OH, LSD Classroom Fac. Impt. GO BANS ..................     4.910    07/18/01        2,137
    3,000   Franklin Co., OH, CSD School Impt. GO BANS ......................     5.000    07/26/01        3,008
    1,800   American Municipal Power - Ohio Inc. BANS (Wapakoneta Proj.) ....     4.650    07/27/01        1,800
    3,000   Hillsboro, OH, CSD Various Purpose GO BANS ......................     5.000    08/06/01        3,010
    1,600   Belmont Co., OH, Public Impt. GO BANS ...........................     4.810    08/20/01        1,603
    2,310   Greene Co., OH, Sewer Impt. GO BANS, Ser. G .....................     4.610    08/22/01        2,313
    1,900   Monroe, OH, Fire House Construction GO BANS .....................     4.870    08/22/01        1,903
    2,150   Dayton, OH, Airport Impt. GO BANS, Ser. B .......................     4.750    08/30/01        2,155
    1,000   Columbus, OH, Public Impt. GO, Ser. 1 ...........................     6.400    09/15/01        1,014
    1,000   Clermont Co., OH, Hosp. Fac. Rev. (Mercy Health Sys.) ...........     6.730    09/25/01        1,034
    2,000   Mount Gilead, OH, VSD School Impt. GO BANS ......................     4.820    09/25/01        2,006
    2,000   Mount Vernon, OH, Various Purpose GO BANS .......................     4.820    09/25/01        2,006
      595   Barberton, OH, Recreational Fac. GO BANS ........................     4.750    09/27/01          596
    3,000   Wooster, OH, Waterworks Impt. GO BANS ...........................     4.500    10/10/01        3,002
    2,000   North Ridgeville, OH, Various Purpose GO BANS ...................     4.600    10/17/01        2,004
    2,600   Lucas Co., OH, Various Purpose GO BANS ..........................     4.500    10/18/01        2,603
    1,450   Mason, OH, Land Acquisition GO BANS .............................     4.650    10/25/01        1,453

                           TOUCHSTONE FAMILY OF FUNDS
                                       34

OHIO TAX-FREE MONEY FUND (CONTINUED)
=================================================================================================================
PRINCIPAL                                                                                                MARKET
   AMOUNT   FIXED RATE REVENUE &                                                 COUPON    MATURITY       VALUE
  (000's)   GENERAL OBLIGATION BONDS-- 25.2% (CONTINUED)                          RATE       DATE        (000's)
-----------------------------------------------------------------------------------------------------------------
$   1,050   Mason, OH, Recreational Fac. Impt. GO BANS ......................     4.650    10/25/01    $   1,052
    2,700   American Municipal Power - Ohio Inc. BANS (Pioneer Village) .....     4.850    11/02/01        2,700
      850   Mason, OH, Firestation GO BANS ..................................     4.650    11/08/01          852
    2,000   American Municipal Power - Ohio Inc. BANS (Galion Proj.) ........     4.700    11/15/01        2,000
    4,565   Marysville, OH, Various Purpose GO BANS .........................     4.660    11/15/01        4,575
    1,660   Belmont Co., OH, Various Purpose GO BANS ........................     4.710    11/20/01        1,664
      875   Upper Arlington, OH, CSD School Impt. GO BANS ...................     4.790    11/29/01          877
    1,165   American Municipal Power - Ohio Inc. BANS (Bowling Green Proj.) .     4.800    11/30/01        1,165
    1,800   American Municipal Power - Ohio Inc. BANS (Shelby Proj.) ........     4.850    11/30/01        1,800
    1,105   Cuyahoga Co., OH, Capital Impt. GO ..............................     4.300    12/01/01        1,104
    1,619   Deerfield Township, OH, Public Utility GO BANS ..................     4.860    12/06/01        1,622
      875   Deerfield Twnp., OH, Fire Equipment Acquisition GO BANS .........     4.910    12/06/01          876
    2,150   Clermont Co., OH, Road Impt. GO BANS ............................     4.590    12/13/01        2,152
    1,000   American Municipal Power - Ohio Inc. BANS (Oberlin Proj.) .......     4.500    12/29/01        1,000
---------                                                                                              ---------
$ 104,739   TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
---------   (Amortized Cost $104,876) .......................................                          $ 104,876
                                                                                                       ---------

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                MARKET
   AMOUNT                                                                        COUPON    MATURITY       VALUE
  (000's)   FLOATING & VARIABLE DEMAND NOTES-- 63.7%                              RATE       DATE        (000's)
-----------------------------------------------------------------------------------------------------------------
$     300   Cuyahoga Co., OH, Econ. Dev. Rev. (The Cleveland Orchestra Proj.)     4.900    01/01/01    $     300
    3,360   Cuyahoga Co., OH, Hosp. Rev., Adj. (University Hosp.
               Cleveland Clinic) ............................................     4.850    01/01/01        3,360
    2,150   Cuyahoga Co., OH, Hosp. Rev., Ser. 1997D
               (Cleveland Clinic Foundation) ................................     5.000    01/01/01        2,150
    3,540   Cuyahoga Co., OH, IDR (S&R Playhouse Realty) ....................     4.750    01/01/01        3,540
    3,500   Delaware Co., OH, Health Care Fac. Rev ..........................     4.990    01/01/01        3,500
    3,700   Delaware Co., OH, IDR (Radiation Sterilizers, Inc.) .............     4.600    01/01/01        3,700
    1,365   Franklin Co., OH, IDR (Capitol South) ...........................     4.650    01/01/01        1,365
    1,200   Franklin Co., OH, IDR (Jacobsen Stores) .........................     4.650    01/01/01        1,200
    1,900   Geauga Co., OH, Health Care Fac. Rev., Ser. 1998A (Heather
               Hill Proj.) ..................................................     4.940    01/01/01        1,900
    3,100   Montgomery Co., OH, (Miami Valley Hosp.) ........................     5.000    01/01/01        3,100
    2,700   Muskingum Co., OH, IDR (Elder-Beerman) ..........................     4.600    01/01/01        2,700
      500   Ohio St. Air Quality Dev. Auth. Rev., Ser. 1985A (CG&E) .........     4.900    01/01/01          500
      800   Ohio St. Air Quality Dev. Auth. Rev., Ser. 2000A ................     4.900    01/01/01          800
      500   Ohio St. Environmental Impt. Rev. (U.S. Steel Corp. Proj.) ......     4.600    01/01/01          500
    1,110   Ohio St. PCR (Sohio Water Proj.) ................................     5.050    01/01/01        1,110
      300   Ohio State Air Quality Dev. Auth. Rev., (CG&E), Ser. B ..........     4.900    01/01/01          300
    1,200   Ohio State Water Dev. Auth. Pollution Control Fac. Rev., Var. Ref.
               (Toledo Edison Co. Proj.), Ser. A ............................     4.900    01/01/01        1,200
      300   Ohio State Water Dev. Auth. Rev., Dates Ref.
               (Environmental Mead. Co.), Ser. B ............................     4.850    01/01/01          300
    7,000   ABN AMRO Munitops Trust Cert. 1998-I8 (Cleveland Water Works) ...     4.870    01/03/01        7,000
      425   Brunswick, OH, IDR, Ser. A (Kindercare Learning) ................     4.950    01/03/01          425
      910   Centerville, OH, Health Care Rev. (Bethany Memorial) ............     4.900    01/03/01          910
    1,980   Clermont Co., OH, Hosp. Fac. Rev. Ser. 1996A ....................     4.900    01/03/01        1,980

                           TOUCHSTONE FAMILY OF FUNDS
                                       35

OHIO TAX-FREE MONEY FUND (CONTINUED)
=================================================================================================================
PRINCIPAL                                                                                                MARKET
   AMOUNT                                                                        COUPON    MATURITY       VALUE
  (000's)   FLOATING & VARIABLE DEMAND NOTES-- 63.7% (CONTINUED)                  RATE       DATE        (000's)
-----------------------------------------------------------------------------------------------------------------
$  13,615   Clermont Co., OH, Hosp. Fac. Rev., Ser. B
               (Mercy Health Sys. Proj.) ....................................     4.950    01/03/01    $  13,615
    7,000   Clinton Co., OH, Hosp. Rev. Pooled Fin. Prog ....................     4.900    01/03/01        7,000
    2,110   Cuyahoga Co., OH, Educ. Fac. Rev., Ser. 1998
               (United Cerebral Palsy Assoc.) ...............................     5.000    01/03/01        2,110
   11,550   Cuyahoga Co., OH, Hosp. Rev., Var. (Cleveland Clinic
               Foundation), Ser. A ..........................................     4.950    01/03/01       11,550
      700   Delaware Co., OH, IDR, Ser. 1985 (MRG Ltd. Proj.) ...............     4.950    01/03/01          700
    1,900   Erie Co., OH, IDR (Toft Dairy, Inc.) ............................     5.000    01/03/01        1,900
      980   Franklin Co., OH, IDR Ser. A (Kindercare) .......................     4.950    01/03/01          980
    1,035   Greene Co., OH, Health Care Fac. Rev. (Green Oaks Proj.) ........     5.000    01/03/01        1,035
   10,645   Hamilton Co., OH, Hosp. Fac. Rev., Adj. (Health Alliance), Ser. A     4.850    01/03/01       10,645
    3,000   Hamilton Co., OH, Hosp. Fac. Rev., Adj. (Health Alliance), Ser. E     4.850    01/03/01        3,000
      600   Hamilton Co., OH, Hosp. Fac. Rev., Adj. (Health Alliance), Ser. F     4.780    01/03/01          600
   10,225   Hamilton Co., OH, Hosp. Fac. Rev., Ser. F
               (Health Alliance of Greater Cincinnati) ......................     4.780    01/03/01       10,225
    2,000   Hamilton, OH, MFH Rev. (Knollwood Village Apts.) ................     4.980    01/03/01        2,000
      375   Hudson Village, OH, IDR, Ser. A (Kindercare) ....................     4.950    01/03/01          375
      565   Huron Co., OH, Rev. (Norwalk Furniture Corp.) ...................     5.000    01/03/01          565
    6,305   Lima, OH, Hosp. Fac. & Impt. Rev., Ser. 1996 (Lima
               Memorial Hosp.) ..............................................     5.000    01/03/01        6,305
      900   Lorain Co., OH, Hosp. Fac. Rev. (Catholic Healthcare Partners) ..     4.900    01/03/01          900
    1,860   Lorain Co., OH, IDR (EMH Med. Ctr. Proj.) .......................     5.000    01/03/01        1,860
      494   Lorain Co., OH, IDR, Ser. C (Kindercare) ........................     4.950    01/03/01          494
      300   Medina, OH, IDR (Kindercare) ....................................     4.950    01/03/01          300
      700   Meigs Co., OH, IDR, Ser. 1985 (MRG Ltd. Proj.) ..................     4.950    01/03/01          700
      287   Middletown, OH, IDR, Ser. A (Kindercare) ........................     4.950    01/03/01          287
    1,045   Monroe, OH, IDR, Ser. 1985 (Magnode Corp.) ......................     5.400    01/03/01        1,045
    2,000   Montgomery Co., OH, EDR (Dayton Art Institute) ..................     5.000    01/03/01        2,000
      340   Montgomery Co., OH, IDR (Kindercare) ............................     4.950    01/03/01          340
      185   Montgomery Co., OH, Health Care Rev., Ser. A
               (Dayton Area MRI Consortium) .................................     5.000    01/03/01          185
    1,000   Morrow Co., OH, IDR (Field Container Corp.) .....................     4.850    01/03/01        1,000
    3,600   Ohio St. Higher Educ. Fac. Rev. (Kenyon College Proj.) ..........     5.000    01/03/01        3,600
    3,800   Ohio St. Higher Educ. Fac. Rev., Ser. 1992 ......................     5.000    01/03/01        3,800
    1,200   Ohio St. Water Dev. Auth. Rev. (Timken Co. Proj.) ...............     5.000    01/03/01        1,200
      600   Orrville, OH, Hosp. Fac. Rev., Ser. 1990 (Orville Hosp.) ........     4.950    01/03/01          600
    1,400   Stark Co., OH, IDR (Cr./Pl. Inc. Proj.) .........................     5.400    01/03/01        1,400
    3,100   Summit, OH, Civic Fac. Rev., Ser. 1997 (YMCA Proj.) .............     5.000    01/03/01        3,100
      375   Wadsworth, OH, IDR (Kindercare) .................................     4.950    01/03/01          375
      700   Wyandot Co., OH, IDR, Ser. 1985 (MRG Ltd. Proj.) ................     4.950    01/03/01          700
      375   Akron, Bath & Copley, OH, Joint Twnsp. Hosp. Rev.
               (Visiting Nurse Svcs. Proj.) .................................     5.000    01/04/01          375
    2,800   Ashtabula Co., OH, Hosp. Fac. Rev., Ser. 1995
               (Ashtabula Co. Med. Ctr. Proj.) ..............................     4.980    01/04/01        2,800
    4,000   Athens Co., OH, Port. Auth. Hsg. Rev., Adj.
               (University Hsg. For Ohio Inc. Proj.) ........................     4.900    01/04/01        4,000
    2,390   Butler Co., OH, Hosp. Fac. Rev. Ser. 1998A
               (Berkeley Square Retirement Ctr. Proj.) ......................     4.850    01/04/01        2,390

                           TOUCHSTONE FAMILY OF FUNDS
                                       36

OHIO TAX-FREE MONEY FUND (CONTINUED)
=================================================================================================================
PRINCIPAL                                                                                                MARKET
   AMOUNT                                                                        COUPON    MATURITY       VALUE
  (000's)   FLOATING & VARIABLE DEMAND NOTES-- 63.7% (CONTINUED)                  RATE       DATE        (000's)
-----------------------------------------------------------------------------------------------------------------
$   2,550   Carroll Co., OH, Health Care Fac. Rev., (St. Johns Villa Proj.) .     5.000    01/04/01    $   2,550
      900   Cincinnati & Hamilton Co., OH, Port. Auth. Economic Dev. Rev.,
               (Kenwood Office Assoc. Proj.) ................................     5.200    01/04/01          900
    1,400   Clinton Co., OH, Hosp. Rev. (Clinton Memorial Hosp.) ............     5.000    01/04/01        1,400
      300   Columbus, OH, GO Rev., Ser. 1 ...................................     4.700    01/04/01          300
    2,000   Cuyahoga Co., OH, IDR Ser. 1989 (Motch Corp. Proj.) .............     5.100    01/04/01        2,000
    2,585   Franklin Co., OH, EDR (Dominican Sisters) .......................     5.000    01/04/01        2,585
    1,760   Franklin Co., OH, EDR (Columbus Montessori Education Ctr.) ......     4.940    01/04/01        1,760
    3,460   Franklin Co., OH, EDR, Ser. 1998 (Unity Resource Ctr. Proj.) ....     5.000    01/04/01        3,460
    1,170   Franklin Co., OH, Health Care Fac. Rev., (Lifeline Organ
               Procurement) .................................................     5.000    01/04/01        1,170
    1,075   Franklin Co., OH, Hosp. Rev., Ref. (US Health Corp.), Ser. C ....     4.900    01/04/01        1,075
    9,855   Franklin Co., OH, Hosp. Rev., Ref. (US Health Corp.), Ser. B ....     4.900    01/04/01        9,855
    2,000   Franklin Co., OH, IDR (Alco Standard Corp.) .....................     5.050    01/04/01        2,000
      400   Franklin Co., OH, IDR (Columbus College) ........................     5.000    01/04/01          400
    1,080   Franklin Co., OH, IDR (Ohio Girl Scouts) ........................     5.000    01/04/01        1,080
    1,079   Hamilton Co., OH, EDR, Ser. 1995
               (Cincinnati Assoc. for the Performing Arts) ..................     4.850    01/04/01        1,079
      100   Hamilton Co., OH, Hosp. Fac. (Children's Hospital) ..............     4.810    01/04/01          100
   12,600   Hamilton Co., OH, Hosp. Fac. Rev., (Childrens Hosp. Medical Ctr.)     4.790    01/04/01       12,600
    3,945   Hamilton Co., OH, Sales Tax Floater Ctfs. Ser. 356 ..............     4.920    01/04/01        3,945
    3,000   Hamilton, OH, MFH Rev., Ser. A (Knollwood Village Apts.) ........     4.980    01/04/01        3,000
    1,020   Hamilton, Co., OH, Health Care Fac. Rev. (Aloysius Orphanage Proj.)   5.000    01/04/01        1,020
    2,675   Hancock Co., OH, MFM Rev., Ser. A (Crystal Glen Apts. Proj.
               Phase II) ....................................................     4.980    01/04/01        2,675
      300   Lucas Co., OH, Health Care Fac. Rev., Adj. Ref. & Impt
               (Sunset Retire), Ser. B ......................................     4.850    01/04/01          300
      315   Lucas Co., OH, IDR (Associates Proj.) ...........................     5.100    01/04/01          315
      225   Lucas Co., OH, Rev. (Sunshine Children's Home) ..................     5.000    01/04/01          225
    1,850   Mahoning Co., OH, Health Care Fac. Rev. (Copeland Oaks) .........     4.980    01/04/01        1,850
    1,165   Mahoning Co., OH, Health Care Fac. Rev. (Ohio Heart Institute) ..     5.000    01/04/01        1,165
      465   Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.) ...........     4.980    01/04/01          465
    3,195   Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.) ...........     4.980    01/04/01        3,195
      340   Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.) ...........     5.080    01/04/01          340
    1,150   Mason, OH, Tax Increment Fin. Rev. (Central Park Proj.) .........     4.900    01/04/01        1,150
    3,150   Montgomery Co., OH, Health Care Rev. (Comm. Blood Ctr. Proj.) ...     5.000    01/04/01        3,150
    3,900   Montgomery Co., OH, Ltd. Oblig. Rev., Ser. 1996
               (St.Vincent de Paul Proj.) ...................................     4.950    01/04/01        3,900
    4,900   Ohio St. EDR, Ser. 1983 (Court St. Ctr. Assoc. Ltd. Proj.) ......     4.900    01/04/01        4,900
    4,700   Ohio St. Higher Educ. Fac. Rev. (Pooled Fin.) ...................     5.000    01/04/01        4,700
    3,800   Ohio St. Higher Educ. Fac. Rev. (Pooled Fin.) ...................     5.000    01/04/01        3,800
    3,800   Ohio St. Higher Educ. Fac. Rev. (Pooled Fin.) ...................     5.000    01/04/01        3,800
      590   Ohio St. IDR, Ser. 1994 (A.M. Castle & Co. Proj.) ...............     5.300    01/04/01          590
    1,110   Ohio St. Turnpike Rev., Ser. 71 .................................     4.920    01/04/01        1,110
      865   Ohio State University General Rec. Rev ..........................     4.800    01/04/01          865
    1,725   Ottawa Co., OH, Hosp. Fac. Rev. (Luther Home of Mercy Proj.) ....     5.000    01/04/01        1,725
      700   Rickenbacker, OH, Port. Auth. Rev. (Rickenbacker Holdings, Inc.)      5.000    01/04/01          700
    5,365   Sharonville, OH, IDR (Duke Realty Proj.) ........................     5.000    01/04/01        5,365
    1,765   Summit Co., OH, Health Care Fac. Rev., Ser. 1997 (Evant, Inc. Proj.)  5.000    01/04/01        1,765
      585   Summit Co., OH, IDR (Go-Jo Indust., Inc. Proj.) .................     5.000    01/04/01          585

                           TOUCHSTONE FAMILY OF FUNDS
                                       37

OHIO TAX-FREE MONEY FUND (CONTINUED)
=================================================================================================================
PRINCIPAL                                                                                                MARKET
   AMOUNT                                                                        COUPON    MATURITY       VALUE
  (000's)   FLOATING & VARIABLE DEMAND NOTES-- 63.7% (CONTINUED)                  RATE       DATE        (000's)
-----------------------------------------------------------------------------------------------------------------
$   4,200   Trumbull Co., OH, Health Care Fac. Rev. (Shepherd of the Valley)      4.980    01/04/01    $   4,200
    3,995   Univ. of Akron, OH, Gen. Rec., Ser. 165 .........................     4.920    01/04/01        3,995
    1,195   Village of Andover, OH, Health Care Fac. Rev., Ser. 1996
               (D&M Realty Proj.) ...........................................     4.980    01/04/01        1,195
    1,600   Warren Co., OH, IDR (Liquid Container Proj.) ....................     5.000    01/04/01        1,600
      850   Westlake, OH, IDR (Nordson Co.) .................................     5.050    01/04/01          850
    1,660   Franklin Co., OH, MFH Rev., Adj. (Cmnty Hsg. Network Inc.) ......     5.000    01/05/01        1,660
    1,400   Hamilton Co., OH, IDR (ADP System) ..............................     4.800    01/15/01        1,400
    1,000   Ohio State Air Quality Dev. Auth. Rev., Adj. Ref. (Pollution Control),
---------      Diquesne B ...................................................     4.800    01/19/01        1,000
$ 264,710   TOTAL FLOATING & VARIABLE DEMAND NOTES                                                     ---------
---------   (Amortized Cost $264,710) .......................................                          $ 264,710
                                                                                                       ---------

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                MARKET
   AMOUNT                                                                        COUPON    MATURITY       VALUE
  (000's)   ADJUSTABLE RATE PUT BONDS-- 5.6%                                      RATE       DATE        (000's)
-----------------------------------------------------------------------------------------------------------------
$     820   Gallia Co., OH, IDR (Jackson Pike Assoc.) .......................     4.600    12/15/00    $     820
      565   Riverside, OH, EDR (Riverside Assoc. Ltd. Proj.) ................     4.750    03/01/01          565
    4,565   Cuyahoga Co.,OH, IDR (Halle Office Bldg.) .......................     4.785    04/01/01        4,565
    1,290   Clermont Co., OH, EDR (John Q. Hammons Proj.) ...................     4.600    05/01/01        1,290
      315   Cuyahoga Co., OH, Health Care Rev ...............................     4.650    05/01/01          315
      515   Franklin Co., OH, IDR (GSW Proj.) ...............................     4.750    05/01/01          515
    4,500   Franklin Co., OH, IDR (Leveque & Assoc. Proj.) ..................     4.650    05/01/01        4,500
    2,810   Ohio St. HFA MFH (Lincoln Park) .................................     4.400    05/01/01        2,810
      935   Scioto Co., OH, Health Care Rev. (Hillview Retirement) ..........     4.600    05/01/01          935
    3,275   Richland Co., OH, IDR (Mansfield Sq. Proj.) .....................     4.600    05/15/01        3,275
      180   Cincinnati & Hamilton Co., OH, Port Auth. EDR
               (Kenwood Office Assoc. Proj.) ................................     4.600    08/01/01          180
    3,630   Miami Valley, OH, Tax-Exempt Mtg. Rev. Ser. 1986 ................     4.880    10/15/01        3,630
---------                                                                                              ---------
$  23,400   TOTAL ADJUSTABLE RATE PUT BONDS (Amortized Cost $23,400) ........                          $  23,400
---------                                                                                              ---------

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                MARKET
   AMOUNT                                                                        COUPON    MATURITY       VALUE
  (000's)   COMMERCIAL PAPER-- 4.5%                                               RATE       DATE        (000's)
-----------------------------------------------------------------------------------------------------------------
$   9,850   Ohio State University CP ........................................     4.350    02/07/01    $   9,850
    3,900   Lorain Co., OH, Hosp. Facs. CP ..................................     4.400    03/07/01        3,900
    5,000   Lorain Co., OH, Hosp. Facs. CP ..................................     4.400    04/04/01        5,000
---------                                                                                              ---------
$  18,750   TOTAL COMMERCIAL PAPER (Amortized Cost $18,750) .................                          $  18,750
---------                                                                                              ---------
$ 411,599   TOTAL INVESTMENT SECURITIES-- 99.0% (Amortized Cost $411,736) ...                          $ 411,736
=========
            OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.0% ....................                              3,827
                                                                                                       ---------
            NET ASSETS-- 100.0% .............................................                          $ 415,563
                                                                                                       =========

See accompanying notes to financial statements and notes to portfolios of investments.

                           TOUCHSTONE FAMILY OF FUNDS
                                       38

FLORIDA TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2000 (UNAUDITED)
=================================================================================================================
PRINCIPAL                                                                                                MARKET
   AMOUNT   FIXED RATE REVENUE &                                                 COUPON    MATURITY       VALUE
  (000's)   GENERAL OBLIGATION BONDS-- 22.2%                                      RATE       DATE        (000's)
-----------------------------------------------------------------------------------------------------------------
$     500   American Municipal Power Sys. Equipment BANS
               (Distributive Generation Proj.) ..............................     5.250    01/19/01    $     498
      100   Indian River Co., FL, Water & Sewer Rev .........................     6.500    05/01/01          103
      300   Florida St. Board Educ. Capital Outlay Pub. Educ., Ser. B .......     6.500    06/01/01          303
      250   Florida St. Board Educ. Capital Outlay Pub. Educ., Ser. B,
               Prerefunded 6/1/01 @ 101 .....................................     6.700    06/01/01          255
      500   Brevard Co., FL, School Dist. TANS ..............................     4.600    06/29/01          501
      100   Dade Co., FL, School Dist., Prerefunded 8/1/01 @101 .............     6.125    08/01/01          102
      100   Lee Co., FL, School Board COP, Ser. A ...........................     6.300    08/01/01          101
      500   Palm Beach Co., FL, School Dist. Ref ............................     5.600    08/01/01          504
      100   Citrus Co., FL, Hospital Board Rev. Ref.
               (Citrus Memorial Hospital), Ser. A ...........................     5.900    08/15/01          101
      900   Broward Co., FL, School Dist. TANS ..............................     5.000    09/11/01          904
      600   Seminole Co., FL, School Dist. RANS .............................     5.000    12/13/01          603
---------                                                                                              ---------
$   3,950   TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
---------   (Amortized Cost $3,975) .........................................                          $   3,975
                                                                                                       ---------

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                MARKET
   AMOUNT                                                                        COUPON    MATURITY       VALUE
  (000's)   FLOATING & VARIABLE DEMAND NOTES-- 56.7%                              RATE       DATE        (000's)
-----------------------------------------------------------------------------------------------------------------
$     200   Collier Co., FL, Health Fac. Auth. Hosp. Rev. (Cleveland Clinic)      4.900    01/01/01    $     200
      200   Florida St. Board Educ. Pub.(Educ. Mun. Secs. Tr. Rec.), Ser. 102     4.400    01/01/01          200
      500   Hillsborough Co., FL, PCR (Tampa Elec. Co. Proj.) ...............     4.300    01/01/01          500
      200   Jacksonville, FL, Elec. Auth. Rev., (Sub. Elec. Sys.), Ser. B ...     5.000    01/01/01          200
      700   Missouri St. Dev. Fin. Board Infrastructure Fac. Rev.,
               (St. Louis Convention Center), Ser. C ........................     5.100    01/01/01          700
      600   Tampa, FL, Rev., (Tampa Prep. School Proj.) .....................     4.500    01/01/01          600
      475   Volusia Co., FL, HFA MFH Rev., Ser. H (Sun Pointe Apts.) ........     4.500    01/01/01          475
    1,000   Jacksonville, FL, Health Fac. Rev. (Faculty Practice Assoc.) ....     5.050    01/02/01        1,000
    1,500   ABN AMRO Munitops Trust Cert., Ser. 1998-8 ......................     4.950    01/03/01        1,500
      300   Broward Co., FL, HFA MFH Rev. (Margate Invts. Proj.) ............     4.500    01/03/01          300
      500   Capital Proj. Fin. Auth. FL, Rev., (Proj. Ln. Program), Ser. H ..     4.900    01/03/01          500
      200   Florida HFA MFH (Horizon Place Assoc.) ..........................     4.950    01/03/01          200
      180   Florida HFA MFH Rev., (Carlton Arms II Proj.) Ser. EEE ..........     4.900    01/03/01          180
      100   Florida Housing Fin. Corp. MFH Rev. (Wood Forest Assoc.) ........     4.950    01/03/01          100
      400   Florida HFA MFH (Town Colony Assoc.) ............................     4.750    01/03/01          400
      500   Lee Co., FL, IDR Educ. Fac. Rev. (Canterbury School Proj.) ......     5.000    01/03/01          500
      900   Manatee Co., FL, HFA MFH Rev. (Harbour Proj. B) .................     4.850    01/03/01          900
      500   Palm Beach Co., FL, Rev., (Cmnty. Foundation Palm Beach Proj.) ..     4.950    01/03/01          500
      225   Putnam Co., FL, Dev. Auth. PCR, (Seminole Elec. Coop.) Ser. 1984D     5.050    01/03/01          225
      800   St. Petersburg, FL, HFA Rev. (Menorah Manor Proj.) Ser. 1997 ....     4.850    01/03/01          800
      150   Jacksonville, FL, Health Fac. Rev. (River Garden) ...............     4.500    01/04/01          150
---------                                                                                              ---------
$  10,130   TOTAL FLOATING & VARIABLE DEMAND NOTES
---------   (Amortized Cost $10,130) ........................................                          $  10,130
                                                                                                       ---------

                           TOUCHSTONE FAMILY OF FUNDS
                                       39

FLORIDA TAX-FREE MONEY FUND (CONTINUED)
=================================================================================================================
PRINCIPAL                                                                                                MARKET
   AMOUNT                                                                        COUPON    MATURITY       VALUE
  (000's)   ADJUSTABLE RATE PUT BONDS-- 6.7%                                      RATE       DATE        (000's)
-----------------------------------------------------------------------------------------------------------------
$   1,200   Putnam Co., FL, Dev. Auth. PCR, (Seminole Elec. Coop.) Ser. H-1
---------   (Amortized Cost $1,200) .........................................     4.125    12/15/00    $   1,200
                                                                                                       ---------

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                MARKET
   AMOUNT                                                                        COUPON    MATURITY       VALUE
  (000's)   COMMERCIAL PAPER-- 13.4%                                              RATE       DATE        (000's)
-----------------------------------------------------------------------------------------------------------------
$   1,000   Palm Beach Co., FL, CP ..........................................     4.500    01/10/01    $   1,000
      500   Kissimmee Utility Auth. CP ......................................     4.300    01/17/01          500
      900   Hillsborough Co., FL , CP .......................................     4.250    02/14/01          900
---------                                                                                              ---------
$   2,400   TOTAL COMMERCIAL PAPER (Amortized Cost $2,400) ..................                          $   2,400
---------                                                                                              ---------
$  17,680   TOTAL INVESTMENT SECURITIES-- 99.0% (Amortized Cost $17,705) ....                          $  17,705
=========
            OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.0% ....................                                176
                                                                                                       ---------
            NET ASSETS-- 100.0% .............................................                          $  17,881
                                                                                                       =========

See accompanying notes to financial statements and notes to portfolios of investments.

                           TOUCHSTONE FAMILY OF FUNDS
                                       40

TAX-FREE INTERMEDIATE TERM FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2000 (UNAUDITED)
=================================================================================================================
PRINCIPAL                                                                                                MARKET
   AMOUNT                                                                        COUPON    MATURITY       VALUE
  (000's)   MUNICIPAL OBLIGATIONS-- 101.3%                                        RATE       DATE        (000's)
-----------------------------------------------------------------------------------------------------------------
            ARKANSAS-- 0.9%
$     350   Paragould, AR, Water Sewer & Electric Rev .......................     5.300    12/01/14    $     362
                                                                                                       ---------
            CALIFORNIA -- 1.7%
      435   Sacramento Co., CA, MFH ARPB (Fairway One Apts.) ................     5.875    02/01/03          435
      250   California HFA Multi-Unit Rental Rev., Ser. B ...................     6.500    08/01/05          259
                                                                                                       ---------
                                                                                                             694
                                                                                                       ---------
            COLORADO-- 4.7%
    1,065   Superior, CO, Met. Dist. No. 1, Water & Sewer Impt.-Ser. C ......     5.500    12/01/04        1,087
      740   Broomfield, CO, Water Activity Enterprise Rev ...................     5.300    12/01/11          790
                                                                                                       ---------
                                                                                                           1,877
                                                                                                       ---------
            FLORIDA-- 10.0%
      500   Florida HFA MFH ARPB, Ser. 1978B (Hampton Lakes II Proj.) .......     5.700    04/01/01          501
      750   Hillsborough Co., FL, Solid Waste Rev ...........................     5.500    10/01/06          789
      455   Pensacola, FL, Airport Rev., Ser. 1997B .........................     5.400    10/01/07          480
    1,000   Pasco Co., FL, HFA MFH Rev., Ser. 1997B (Cypress Trail Apts.) ...     5.500    06/01/08        1,026
    1,120   Florida HFA MFH Sr. Lien, Ser. I-1 ..............................     6.100    01/01/09        1,193
                                                                                                       ---------
                                                                                                           3,989
                                                                                                       ---------
            ILLINOIS-- 1.5%
      500   Chicago, IL, Met Water Reclamation Dist .........................     7.000    01/01/11          600
                                                                                                       ---------
            INDIANA-- 3.9%
    1,000   Indiana Bond Bank Special Prog. Rev., Ser. A-1 ..................     6.650    01/01/03        1,020
      500   Indiana HFA Multi-Unit Mtg. Prog. Rev., Ser. 1992A ..............     6.600    01/01/12          520
                                                                                                       ---------
                                                                                                           1,540
                                                                                                       ---------
            IOWA-- 2.6%
      120   Cedar Rapids, IA, Hosp. Fac. Rev. (St. Luke's Methodist Hosp.),
               Prerefunded @ 102 ............................................     6.000    08/15/03          128
      250   Iowa Student Loan Liquidity Corp. Rev ...........................     6.400    07/01/04          260
      260   Iowa HFA Rev., Ser. A ...........................................     6.500    07/01/06          267
      240   Iowa Student Loan Liquidity Corp. Rev ...........................     6.600    07/01/08          250
      130   Cedar Rapids, IA, Hosp. Fac. Rev. (St. Luke's Methodist Hosp.) ..     6.000    08/15/09          137
                                                                                                       ---------
                                                                                                           1,042
                                                                                                       ---------
            LOUISIANA -- 1.1%
      440   Louisiana Public Fac. Auth. Rev. (Medical Ctr. of Louisiana) ....     6.000    10/15/03          453
                                                                                                       ---------
            MASSACHUSETTS -- 1.1%
      440   Massachusetts St. Indust. Fin. Agy. Rev., Ser. 1997 (Hudner Assoc.)   5.000    01/01/08          448
                                                                                                       ---------
            MICHIGAN-- 2.5%
      500   Detroit, MI, GO Ref-Ser B .......................................     6.375    04/01/07          543
      425   Battle Creek, MI, EDR (Kellogg Co. Proj.) .......................     5.125    02/01/09          439
                                                                                                       ---------
                                                                                                             982
                                                                                                       ---------

                           TOUCHSTONE FAMILY OF FUNDS
                                       41

TAX-FREE INTERMEDIATE TERM FUND (CONTINUED)
=================================================================================================================
PRINCIPAL                                                                                                MARKET
   AMOUNT                                                                        COUPON    MATURITY       VALUE
  (000's)   MUNICIPAL OBLIGATIONS-- 101.3% (CONTINUED)                            RATE       DATE        (000's)
-----------------------------------------------------------------------------------------------------------------
            MISSISSIPPI -- 1.3%
$     500   Mississippi Higher Educ. Rev., Ser. B ...........................     6.100    07/01/01    $     504
                                                                                                       ---------
            NEBRASKA-- 3.7%
      515   Nebraska Invest. Fin. Auth. Rev., Ser. 1989
               (Foundation for Educ. Fund), Escrowed to Maturity ............     7.000    11/01/09          522
    1,000   Nebraska Gas Supply Rev., Ser. A (American Public Energy Agy.) ..     4.600    06/01/10          930
                                                                                                       ---------
                                                                                                           1,452
                                                                                                       ---------
            NEVADA-- 1.3%
      500   Las Vegas, NV, Special Impt. Dist. No. 707 ......................     5.250    06/01/12          516
                                                                                                       ---------
            NORTH CAROLINA -- 1.9%
      350   Carteret Co., NC, COP ...........................................     5.200    06/01/11          370
      350   Carteret Co., NC, COP ...........................................     5.300    06/01/13          371
                                                                                                       ---------
                                                                                                             741
                                                                                                       ---------
            OHIO-- 45.1%
      500   Ohio State Air Quality Dev. PCR (OH Edison) VRDN ................     4.900    01/02/01          500
                                                                                                       ---------
      270   Warren Co., OH, Hosp. Fac. Rev. (Otterbein Home),
               Prerefunded @ 102 ............................................     7.000    07/01/01          279
      645   Ohio St. EDR Ohio Enterprise Bond Fd. (Smith Steelite Proj.) ....     5.600    12/01/03          663
      500   Hamilton Co., OH, Hosp. Fac. Rev. (Episcopal Retirement Home) ...     6.600    01/01/04          514
      240   Ohio St. EDR Ohio Enterprise Bond Fd. (Cheryl & Co.) ............     5.500    12/01/04          246
      515   Fairfield, OH, IDR ARPB (Skyline Chili, Inc. Proj.) .............     5.000    09/01/05          515
    1,005   Franklin Co., OH, Health Care Rev. (First Comm. Village) ........     6.000    06/01/06        1,049
      530   Toledo, OH, GO ..................................................     6.000    12/01/06          578
      710   Hamilton Co., OH, Health Care Fac. (Twin Towers) ................     5.750    10/01/07          742
      500   Ohio St. IDR, Ser. 1997 (Bomaine Corporation Proj.) .............     5.500    11/01/07          508
      599   Columbus, OH, Special Assessment GO .............................     5.050    04/15/08          618
    1,000   Ohio St. Bldg. Auth. Rev. (Juvenile Correctional Facs.) .........     5.000    10/01/08        1,044
      800   West Clermont, OH, LSD GO .......................................     6.150    12/01/08          862
      500   Hamilton Co., OH, Hosp. Fac. Rev. (Bethesda Hosp.) ..............     7.000    01/01/09          506
    1,000   Franklin Co., OH, GO ............................................     5.450    12/01/09        1,046
    1,035   Reading, OH, Rev. (St. Mary's Educ. Institute) ..................     5.550    02/01/10        1,088
    1,000   Bowling Green St. University, OH, General Receipts ..............     5.750    06/01/12        1,098
    1,000   Cuyahoga Co., OH, Meeting Rev., (West Tech Apts.) ...............     5.100    09/20/10        1,010
    1,000   Franklin Co., OH, Rev. (Online Computer Library Ctr.) ...........     4.650    10/01/11        1,002
      275   Akron, OH, GO ...................................................     6.000    11/01/11          309
    1,000   Hamilton Co., OH, Sewer Sys. Rev. Ser. A ........................     5.500    12/01/11        1,090
    1,000   Ohio St. University Rev., Ser. A ................................     5.125    12/01/11        1,051
      615   Ohio St. University General Receipts Rev., Ser. A ...............     5.750    12/01/13          669
      415   Dublin, OH, Var. Purp. Impt.-Ser. A .............................     6.000    12/01/15          457
      465   Cincinnati, OH, Police & Fireman's Disability GO ................     5.750    12/01/16          498
                                                                                                       ---------
                                                                                                          17,442
                                                                                                       ---------
            PENNSYLVANIA -- 1.4%
      500   Pennsylvania Fin. Auth. Muni. Capital Impt. Proj ................     6.600    11/01/09          537
                                                                                                       ---------

                           TOUCHSTONE FAMILY OF FUNDS
                                       42

TAX-FREE INTERMEDIATE TERM FUND (CONTINUED)
=================================================================================================================
PRINCIPAL                                                                                                MARKET
   AMOUNT                                                                        COUPON    MATURITY       VALUE
  (000's)   MUNICIPAL OBLIGATIONS-- 101.3% (CONTINUED)                            RATE       DATE        (000's)
-----------------------------------------------------------------------------------------------------------------
            SOUTH CAROLINA -- 1.9%
$     725   Richland-Lexington, SC, Airport Dist. Rev., Ser. 1995
               (Columbia Metro.) ............................................     6.000    01/01/08    $     761
                                                                                                       ---------
            TENNESSEE -- 1.4%
      525   Southeast, TN, Tax-Exempt Mtg. Trust ARPB, Ser. 1990 ............     7.250    04/01/03          552
                                                                                                       ---------
            TEXAS-- 7.5%
       50   N. Central, TX, Health Fac. Rev. (Baylor Health Care), Indexed
               INFLOS, Prerefunded @ 102 ....................................     6.400    05/15/02           52
      450   N. Central, TX, Health Fac. Rev. (Baylor Health Care),
               Indexed INFLOS ...............................................     6.400    05/15/08          468
      510   Denton Co., TX, Permanent Impt ..................................     5.000    07/15/10          529
      585   Denton Co., TX, Permanent Impt ..................................     5.000    07/15/12          597
      515   Robinson, TX, ISD GO ............................................     5.750    08/15/10          562
      183   Midland, TX, HFC Rev., Ser. A-2 .................................     8.450    12/01/11          201
       10   San Antonio, TX, Elec. & Gas Rev., Escrowed to Maturity .........     5.000    02/01/12           10
      500   Austin, TX, Hotel Occupancy Tax Rev .............................     5.750    11/15/12          542
                                                                                                       ---------
                                                                                                           2,961
                                                                                                       ---------
            VIRGINIA-- 3.1%
    1,195   Fairfax Co., VA, GO .............................................     5.000    06/01/13        1,224
                                                                                                       ---------
            WASHINGTON -- 2.7%
    1,000   King Co., WA, GO ................................................     5.750    12/01/11        1,088
---------                                                                                              ---------

$  38,552   TOTAL MUNICIPAL OBLIGATIONS
=========   (Amortized Cost $38,929) ........................................                          $  40,265

            LIABILITIES IN EXCESS OF OTHER ASSETS-- (1.3%) ..................                               (516)
                                                                                                       ---------
            NET ASSETS-- 100.0% .............................................                          $  39,749
                                                                                                       =========

See accompanying notes to financial statements and notes to portfolios of investments.

                           TOUCHSTONE FAMILY OF FUNDS
                                       43

OHIO INSURED TAX-FREE FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2000 (UNAUDITED)
=================================================================================================================
PRINCIPAL                                                                                                MARKET
   AMOUNT   FIXED RATE REVENUE &                                                 COUPON   MATURITY        VALUE
  (000's)   GENERAL OBLIGATION BONDS-- 98.4%                                      RATE      DATE         (000's)
-----------------------------------------------------------------------------------------------------------------
$     235   Franklin Co., OH, IDR (1st Comm. Village Healthcare),
               Crossover Prerefunded @ 101.5 ................................    10.125    08/01/01    $     246
      270   Ohio HFA SFM Rev., Ser. D .......................................     7.000    09/01/01          278
      500   Mansfield, OH, Hosp. Impt. Rev. (Mansfield General),
               Prerefunded @ 102 ............................................     6.700    12/01/01          522
      290   Northwest, OH, LSD GO, Prerefunded @ 102 ........................     7.050    12/01/01          304
      460   Cleveland, OH, Waterworks Impt. Rev., Ser. F ....................     6.500    01/01/02          480
      360   Cuyahoga Co., OH, Hosp. Rev. (University Hosp.),
               Prerefunded @ 102 ............................................     6.250    01/15/02          375
    1,000   Kent St. University General Receipts Rev., Prerefunded @ 102 ....     6.500    05/01/02        1,050
      500   Franklin Co., OH, Hosp. Rev. Ser. 1991 (Holy Cross),
               Prerefunded @ 102 ............................................     6.750    06/01/02          528
      500   Mahoning Co., OH, Hosp. Impt. Rev. (YHA, Inc.),
               Prerefunded @ 100 ............................................     7.000    10/15/02          525
      675   Reynoldsburg, OH, CSD GO, Prerefunded @102 ......................     6.550    12/01/02          718
      500   Seneca Co., OH, GO (Jail Fac.), Prerefunded @ 102 ...............     6.500    12/01/02          532
      112   Ohio St. Bldg. Auth. Rev. (Columbus St. Proj.), Prerefunded @ 100    10.125    04/01/03          124
       26   Ohio St. Bldg. Auth. Rev. (Frank Lausch Proj.), Prerefunded @ 100    10.125    04/01/03           29
      230   Summit Co., OH, GO, Ser. A, Prerefunded @ 102 ...................     6.900    08/01/03          246
      500   Ohio HFA SFM Rev., Ser. 1991D ...................................     7.050    09/01/03          515
      500   Ohio St. Bldg. Auth. Rev., Ser. 1994A (Juvenile Correctional
               Bldg.), Prerefunded @ 102 ....................................     6.600    10/01/04          551
      290   Alliance, OH, CSD GO ............................................     6.900    12/01/06          303
      430   Ohio Capital Corp. MFH Rev., Ser. 1990A .........................     7.500    01/01/10          439
      500   Hamilton, OH, Water Sys. Mtg. Rev., Ser. 1991A ..................     6.400    10/15/10          517
      500   Butler Co., OH, Hosp. Fac. Rev. (Middletown Regional Hospital) ..     6.750    11/15/10          520
       40   Cleveland, OH, Waterworks Impt. Rev., Ser. F ....................     6.500    01/01/11           42
      230   Cuyahoga Co., OH, Hosp. Rev. (University Hosp.) Escrowed
               to Maturity ..................................................     9.000    06/01/11          282
      365   Bexley, OH, CSD GO ..............................................     7.125    12/01/11          444
      530   Urbana, OH, Wastewater Impt. GO .................................     7.050    12/01/11          566
      600   Westerville, OH, Water Sys. Impt. GO ............................     6.450    12/01/11          632
      500   Strongsville, OH, CSD GO ........................................     5.375    12/01/12          538
    1,095   West Clermont, OH, LSD GO .......................................     6.900    12/01/12        1,227
      500   Worthington, OH, CSD GO .........................................     6.375    12/01/12          523
      530   Ottawa Co., OH, GO ..............................................     5.750    12/01/14          562
    1,000   Portage Co., OH, GO .............................................     6.200    12/01/14        1,081
      400   Warren, OH, Waterworks Rev ......................................     5.500    11/01/15          432
    1,000   Buckeye Valley, OH, LSD GO ......................................     6.850    12/01/15        1,196
      500   Ohio St. Higher Educ. Fac. Rev. (Univ. of Dayton) ...............     6.750    12/01/15          531
      500   Cleveland, OH, Waterworks Impt. Rev., Ser. F ....................     6.250    01/01/16          518
      740   Columbus-Polaris Hsg. Corp. Rev., Prerefunded @ 100 .............     7.400    01/01/16          854
      750   Montgomery Co., OH, Hosp. Rev. (Miami Valley Hosp.) .............     6.250    11/15/16          782
    1,000   Greater Cleveland, OH, Regional Trans. Auth. GO .................     4.750    12/01/16          980

                           TOUCHSTONE FAMILY OF FUNDS
                                       44

OHIO INSURED TAX-FREE FUND (CONTINUED)
=================================================================================================================
PRINCIPAL                                                                                                MARKET
   AMOUNT   FIXED RATE REVENUE &                                                 COUPON    MATURITY       VALUE
  (000'S)   GENERAL OBLIGATION BONDS-- 98.4% (CONTINUED)                          RATE       DATE        (000's)
-----------------------------------------------------------------------------------------------------------------
$   1,260   Cleveland, OH, Airport Sys. Rev., Ser. C ........................     5.125    01/01/17    $   1,271
      750   Butler Co.,OH, Trans. Impt. Dist., Ser. A .......................     5.125    04/01/17          758
      500   Toledo, OH, Sewer Sys. Rev ......................................     6.350    11/15/17          541
    1,000   Rocky River, OH, CSD GO, Ser. 1998 ..............................     5.375    12/01/17        1,060
    1,000   Ohio St. Bldg. Auth. Rev. (Adult Correctional Bldg.) ............     5.250    10/01/18        1,017
    1,670   Canton, OH, GO ..................................................     4.750    12/01/18        1,609
    1,165   Cleveland, OH, GO ...............................................     5.125    12/01/18        1,172
    1,000   University of Cincinnati, OH, General Receipts Rev ..............     5.750    06/01/19        1,064
    1,000   Lucas Co., OH, Hsg. Dev. Corp. (Northgate Apts.) Ser. A .........     5.950    07/01/19        1,018
    1,000   Lorain Co., OH, Hosp. Rev. (Catholic Health Partners) ...........     5.500    09/01/19        1,036
    1,000   Lucas Co., OH, Hosp. Rev. (Promedica Health) ....................     5.625    11/15/19        1,045
    2,000   Avon Lake, OH, CSD GO ...........................................     5.500    12/01/19        2,080
    2,145   Brunswick, OH, CSD GO ...........................................     5.750    12/01/19        2,285
      745   Crawford Co., OH, GO ............................................     4.750    12/01/19          712
    1,000   Evergreen, OH, LSD GO ...........................................     5.500    12/01/19        1,037
    1,000   Hamilton Co., OH, Sales Tax, Sub-Ser. B .........................     5.250    12/01/19        1,013
    2,000   Hamilton, OH, CSD GO ............................................     5.500    12/01/19        2,068
    1,250   Kings, OH, LSD GO ...............................................     5.950    12/01/19        1,360
      500   Akron, OH, GO ...................................................     5.800    11/01/20          534
      705   Dublin, OH, Var. Purp. Impt. GO .................................     5.000    12/01/20          695
      500   East Holmes, OH, LSD School Impt. GO ............................     6.125    12/01/20          550
      500   Greene Co., OH, Sewer Sys. Rev. .................................     5.125    12/01/20          501
    1,000   Greene Co., OH, Sewer Sys. Rev ..................................     5.625    12/01/20        1,049
    1,500   Nordonia Hills, OH, CSD Sch. Impt. GO ...........................     5.375    12/01/20        1,532
      525   Kings, OH, LSD GO ...............................................     6.050    12/01/21          576
      500   Lake, OH, LSD GO ................................................     5.750    12/01/21          531
    1,000   Summit Co., OH, GO ..............................................     6.000    12/01/21        1,097
    1,000   Alliance, OH, CSD GO ............................................     5.500    12/01/22        1,026
    1,035   Lima, OH, CSD ...................................................     5.500    12/01/22        1,060
      500   Morgan, OH, LSD GO ..............................................     5.750    12/01/22          526
    1,250   Scioto Valley, OH, LSD ..........................................     5.650    12/01/22        1,300
    1,000   Hamilton, OH, CSD GO ............................................     5.625    12/01/24        1,040
    1,000   Hilliard, OH, CSD GO ............................................     5.750    12/01/24        1,061
    1,000   Kings, OH, LSD GO ...............................................     5.650    12/01/24        1,033
    1,250   Ohio St. University General Receipts Rev., Ser. A ...............     5.750    12/01/24        1,322
    1,250   University of Cincinnati, OH, COP (Jefferson Ave. Residence Hall)     5.125    06/01/28        1,230
    1,000   Hilliard, OH, CSD GO ............................................     5.750    12/01/28        1,060
      925   Licking Heights, OH, LSD GO .....................................     6.400    12/01/28        1,090
---------                                                                                              ---------
$  58,083   TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
---------   (Amortized Cost $57,237) ........................................                          $  60,951
                                                                                                       ---------

                           TOUCHSTONE FAMILY OF FUNDS
                                       45

OHIO INSURED TAX-FREE FUND (CONTINUED)
=================================================================================================================
PRINCIPAL                                                                                                MARKET
   AMOUNT                                                                        COUPON    MATURITY       VALUE
  (000's)   FLOATING RATE NOTES-- 1.0%                                            RATE       DATE        (000's)
-----------------------------------------------------------------------------------------------------------------
$     400   Cuyahoga Co., OH, Hosp. Rev., Ser. 1997D
               (Cleveland Clinic Foundation) ................................     5.000    01/02/01    $     400
      200   Hamilton Co.,OH Hosp. Facs. (Health Alliance) ...................     4.780    01/05/01          200
---------                                                                                              ---------
$     600   TOTAL FLOATING RATE NOTES
---------   (Amortized Cost $600) ...........................................                          $     600
                                                                                                       ---------
$  58,683   TOTAL INVESTMENTS AT VALUE-- 99.4% (Amortized Cost $57,837) .....                          $  61,551
=========
            OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.6% ....................                                390
                                                                                                       ---------
            NET ASSETS-- 100.0% .............................................                          $  61,941
                                                                                                       =========

See accompanying notes to financial statements and notes to portfolios of investments.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS
DECEMBER 31, 2000 (UNAUDITED)
================================================================================

Variable and adjustable rate put bonds earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Portfolios of Investments are the coupon rates in effect at December 31, 2000.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolios of Investments are the stipulated prerefunded dates.

PORTFOLIO ABBREVIATIONS:

ARPB - Adjustable Rate Put Bond
BANS - Bond Anticipation Notes
COP - Certificates of Participation
CP - Commercial Paper
CSD - City School District
EDR - Economic Development Revenue
GO - General Obligation
GRANS - Grant Revenue Anticipation Notes
HFA - Housing Finance Authority/Agency
HFC - Housing Finance Corporation
IDA - Industrial Development Authority/Agency
IDR - Industrial Development Revenue
ISD - Independent School District
LSD - Local School District
MFH - Multi-Family Housing
PCR - Pollution Control Revenue
RANS - Revenue Anticipation Notes
SFM - Single Family Mortgage
TANS - Tax Anticipation Notes
TRANS - Tax Revenue Anticipation Notes
USD - Unified School District
VRDN - Variable Rate Demand Notes

PART C.         OTHER INFORMATION
------          -----------------
Item 23.          Exhibits
-------           --------
  (a)  (i)           ARTICLES OF INCORPORATION
                     Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 36, is hereby incorporated by reference.

       (ii) Amendment No. 1, dated May 25, 1994, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 36, is hereby incorporated by reference.

       (iii) Amendment No. 2, dated July 31, 1996, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 38, is hereby incorporated by reference.

       (iv) Amendment No. 3, dated February 28, 1997, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 40, is hereby incorporated by reference.

       (v) Amendment No. 4, dated March 24, 2000, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is hereby incorporated by reference.

       (vi) Amendment No 5, dated September 21, 2000, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is hereby incorporated by reference.

  (b)                BYLAWS
                     Registrant's Bylaws, as amended, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 38, are hereby incorporated by reference.

  (c)                INSTRUMENTS DEFINING THE RIGHTS OF SECURITY HOLDERS

                     Article IV Of Registrant's Restated Agreement and Declaration of Trust provides the following rights for security holders:

                     LIQUIDATION.   In event of the liquidation or
                     dissolution of the Trust, the Shareholders of each Series that has been established and designated shall be entitled to receive, as a Series, when and as declared by the Trustees, the excess of the assets belonging to that Series over the liabilities belonging to that Series. The assets so distributable to the Shareholders of any particular Series shall be distributed among such Shareholders in proportion to the number of Shares of that Series held by them and recorded on the books of the Trust.

                     VOTING. All shares of all Series shall have "equal voting rights" as such term is defined in the Investment Company Act of 1940 and except as otherwise provided by that Act or rules, regulations or orders promulgated thereunder. On each matter submitted to a vote of the Shareholders, all shares of each Series shall vote as a single class except as to any matter with respect to which a vote of all Series voting as a single series is required by the 1940 Act or rules and regulations promulgated thereunder, or would be required under the Massachusetts Business Corporation Law if the Trust were a Massachusetts business corporation. As to any matter which does not affect the interest of a particular Series, only the holders of Shares of the one or more affected Series shall be entitled to vote.

                     REDEMPTION BY SHAREHOLDER. Each holder of Shares of a particular Series shall have the right at such times as may be permitted by the Trust, but no less frequently than once each week, to require the Trust to redeem all or any part of his Shares of that Series at a redemption price equal to the net asset value per Share of that Series next determined in accordance with subsection (h) of this Section 4.2 after the Shares are properly tendered for redemption.

                     Notwithstanding the foregoing, the Trust may postpone payment of the redemption price and may suspend the right of the holders of Shares of any Series to require the Trust to redeem Shares of that Series during any period or at any time when and to the extent permissible under the 1940 Act, and such redemption is conditioned upon the Trust having funds or property legally available therefor.

                     TRANSFER. All Shares of each particular Series shall be transferable, but transfers of Shares of a particular Series will be recorded on the Share transfer records of the Trust applicable to that Series only at such times as Shareholders shall have the right to require the Trust to redeem Shares of that Series and at such other times as may be permitted by the Trustees.

                     Article V of Registrant's Restated Agreement and Declaration of Trust provides the following rights for security holders:

                     VOTING POWERS. The Shareholders shall have power to vote only (i) for the election or removal of Trustees as provided in Section 3.1, (ii) with respect to any contract with a Contracting Party as provided in Section 3.3 as to which Shareholder approval is required by the 1940 Act, (iii) with respect to any termination or reorganization of the Trust or any Series to the extent and as provided in Sections 7.1 and 7.2,
                     (iv) with respect to any amendment of this Declaration of Trust to the extent and as provided in Section 7.3,
                     (v) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders, and
                     (vi) with respect to such additional matters relating to the Trust as may be required by the 1940 Act, this Declaration of Trust, the Bylaws or any registration of the Trust with the Commission (or any successor agency) in any state, or as the Trustees may consider necessary or desirable. There shall be no cumulative voting in the election of any Trustee or Trustees. Shares may be voted in person or by proxy.

  (d)                INVESTMENT ADVISORY CONTRACTS

         (i) Advisory Agreement with Touchstone Advisors, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47 is hereby incorporated by reference.

         (ii) Sub-Advisory Agreement with Fort Washington Investment Advisors, Inc. for the Tax-Free Money Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47 is hereby incorporated by reference.

         (iii) Sub-Advisory Agreement with Fort Washington Investment Advisors, Inc. for the Tax-Free Intermediate Term Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47 is hereby incorporated by reference.

         (iv) Sub-Advisory Agreement with Fort Washington Investment Advisors, Inc. for the Ohio Tax-Free Money Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47 is hereby incorporated by reference.

         (v) Sub-Advisory Agreement with Fort Washington Investment Advisors, Inc. for the California Tax-Free Money Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47 is hereby incorporated by reference.

         (vi) Sub-Advisory Agreement with Fort Washington Investment Advisors, Inc. for the Ohio Insured Tax-Free Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47 is hereby incorporated by reference.

        (vii) Sub-Advisory Agreement with Fort Washington Investment Advisors, Inc. for the Florida Tax-Free Money Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47 is hereby incorporated by reference.

  (e)              UNDERWRITING CONTRACTS
        (i) Registrant's Distribution Agreement with Touchstone Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47 is hereby incorporated by reference.

        (ii) Form of Underwriter's Dealer Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47 is hereby incorporated by reference.

  (f)              BONUS OR PROFIT SHARING CONTRACTS

                   Touchstone Trustee Deferred Compensaton Plan is filed herewith.

   (g)             CUSTODIAN AGREEMENTS
         (i) Custody Agreement with The Fifth Third Bank, the Custodian for the Tax-Free Money Fund, the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Fund and the California Tax-Free Money Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 38, is hereby incorporated by reference.

         (ii) Custody Agreement with The Huntington Trust Company, N.A., the Custodian for the Florida Tax-Free Money Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 36, is hereby incorporated by reference.

  (h)              OTHER MATERIAL CONTRACTS
          (i) Registrant's Accounting and Pricing Services Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47 is hereby incorporated by reference.


         (ii) Registrant's Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47 is hereby incorporated by reference.

         (iii)     Administration Agreement between Touchstone Advisors,
                   Inc. and Integrated Fund Services, Inc. which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47 is hereby incorporated by reference.

         (iv) Registrant's Expense Limitation Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47 is hereby incorporated by reference.

  (i)             LEGAL OPINION
                  Opinion and Consent of Counsel, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

  (j)             OTHER OPINIONS
                  Consent of  Independent  Auditors  is filed  herewith.

  (k)             OMITTED FINANCIAL STATEMENTS
                  None.

  (l)             INITIAL CAPITAL AGREEMENTS
                  Letter of Initial Stockholder, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

  (m)             RULE 12B-1 PLAN
          (i) Registrant's Plans of Distribution Pursuant to Rule 12b-1, for Class A shares and Class C shares, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 47 are incorporated by reference.

         (ii) Form of Administration Agreement for the administration of shareholder accounts, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47 is incorporated by reference.


  (n)             RULE 18f-3 PLAN
                  Amended Rule 18f-3 Plan Adopted with Respect to the Multiple Class Distribution System, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 41, is hereby incorporated by reference.

  (o)             CODE OF ETHICS

      (i) Registrant's Code of Ethics, which was filed as an Exhibit to Registrant's Post-Effective Amendment No 47 is hereby incorporated by reference.

      (ii) Code of Ethics for Touchstone Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47 is hereby incorporated by reference.

      (iii) Code of Ethics for Touchstone Advisors, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47 is hereby incorporated by reference.

      (iv) Code of Ethics for Fort Washington Investment Advisors, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47 is hereby incorporated by reference.


Item 24.          Persons Controlled by or Under Common Control with the
-------           Registrant
                  -------------------------------------------------------
                  None

Item 25.          INDEMNIFICATION
-------           ---------------
         (a)      Article  VI  of  the Registrant's  Restated   Agreement  and
                  Declaration of Trust provides for indemnification of officers and Trustees as follows:

                  Section 6.4 Indemnification of Trustees, Officers, etc.
                  ----------- ------------------------------------------
                  The Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office ("disabling conduct"). Anything herein contained to the contrary notwithstanding, no Covered Person shall be indemnified for any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject unless
                  (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the Covered Person was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of the Company as defined in the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party Trustees"), or (b) an independent legal counsel in a written opinion.

                  Section 6.5  Advances of Expenses.
                  -----------  --------------------
                  The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding, upon the undertaking by or on behalf of the Covered Person to repay the advance unless it is ultimately determined that such Covered Person is entitled to indemnification, so long as one of the following conditions is met: (i) the Covered Person shall provide security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

                  Section 6.6  Indemnification Not Exclusive, etc.
                  -----------  -----------------------------------
                  The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators, an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a "disinterested" person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

         (b) The Registrant maintains a mutual fund and investment advisory professional and directors and officers liability policy. The policy provides coverage to the Registrant, its trustees and officers, Touchstone Advisors, Inc. in its capacity as investment advisor and Fort Washington Investment Advisors, Inc. in its capacity as sub-advisor, and Touchstone Securities, Inc., in its capacity as principal underwriter, among others. Coverage under the policy includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty. The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

                  The Advisory Agreement provides that the Advisor and any of its affiliates, directors, officers and employees shall not be liable for any act or omission in the course of rendering services to the Registrant or for any losses sustained in the purchase, holding or sale of any security, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of the Advisor in the performance of its duties under the Agreement. Registrant will advance attorneys' fees or other expenses incurred by the Advisor in defending a proceeding, upon the undertaking by or on behalf of the Advisor to repay the advance unless it is ultimately determined that the Advisor is entitled to indemnification.

                  The Sub-Advisory Agreements provide that the Sub-Advisor and any of its affiliates, directors, officers and employees shall not be subject to liability to the Adviser, the Registrant, or to any shareholder for any act or omission in the course of, or connected with, rendering services hereunder or for any loss in the purchase, holding or sale of any security, except a loss resulting from willful misfeasance, bad faith, gross negligence or the reckless disregard of the obligations and duties of the Sub-Advisor.


Item 26.  BUSINESS AND OTHER CONNECTIONS OF THE ADVISOR AND SUB-ADVISOR
--------  -------------------------------------------------------------

          A. TOUCHSTONE ADVISORS, INC. ( the "Advisor") is a registered investment adviser which provides investment advisory services to the Funds. The Advisor also serves as the investment adviser to
               Touchstone  Investment  Trust,   Touchstone Strategic Trust  and
               Touchstone   Variable   Series  Trust,   registered   investment
               companies.

               The following list sets forth the business and other connections of the directors and executive officers of the Advisor. Unless otherwise noted, the address of the corporations listed below is 221 E. Fourth Street Street, Cincinnati, Ohio 45202.

               (1)  Jill T. McGruder, President and a Director of the Advisor.

                    (a)  President and a Director of Fort Washington  Brokerage
                         Services,   Inc.,  a  broker-dealer, and  IFS Holdings,
                         Inc., a holding company.

                    (b) A Director of Capital Analysts Incorporated, 3 Radnor Corporate Center, Radnor, PA, an investment adviser and broker-dealer, Integrated Fund Services, Inc., a transfer agent, IFS Fund Distributors, Inc., a broker-dealer.

                    (c) President, Chief Executive Officer and a Director of IFS Financial Services, Inc., a holding company and Touchstone Securities, Inc., a broker-dealer.

                    (d) President and a Director of IFS Agency Services, Inc., an insurance agency, IFS Insurance Agency, Inc., an insurance agency and IFS Systems, Inc., an information systems provider, 400 Broadway, Cincinnati, Ohio.

                    (e) Senior Vice President of The Western-Southern Life Insurance Company, 400 Broadway, Cincinnati, Ohio, an insurance company.

                    (f) President and Trustee of Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Tax-Free Trust.

                    (g)  President of Touchstone Variable Series Trust.

               (2)  Edward S. Heenan, Vice President & Comptroller of the
                    Advisor

                    (a)  Director, Vice President & Comptroller of IFS Financial
                         Services,   Inc.,  IFS  Agency   Services,   Inc.,  IFS
                         Insurance Agency, Inc. and IFS Systems, Inc.

                    (b)  Director and Controller of Touchstone Securities, Inc.

               (3)  Patricia J. Wilson, Chief Compliance Officer of the Advisor

                    (a)  Chief Compliance Officer of Touchstone Securities, Inc.

               (4)  Donald J. Wuebbling, Secretary and Director of the Advisor

                    (a) Director of Touchstone Securities, Inc., IFS Agency Services, Inc., IFS Insurance Agency, Inc. and IFS Systems, Inc.

                    (b) Vice President and General Counsel of The Western and Southern Life Insurance Company

                    (c) Secretary of Fort Washington Investment Advisors, Inc., 420 E. Fourth Street, Cincinnati, OH 45202 and IFS Financial Services, Inc.

               (5)  William F. Ledwin, a Director of the Advisor

                    (a) A Director of Fort Washington Brokerage Services, Inc., Integrated Fund Services, Inc., IFS Fund Distributors, Inc., Touchstone Advisors, Inc., IFS Agency Services, Inc., Capital Analysts Incorporated, IFS Insurance Agency, Inc., Touchstone Securities, Inc., IFS Financial Services, Inc., IFS Systems, Inc. and Eagle Realty Group, Inc., 421 East Fourth Street, a real estate brokerage and management service provider.

                    (b) President and a Director of Fort Washington Investment Advisors, Inc.

                    (c)  Vice President and Chief Investment Officer of Columbus
                         Life  Insurance   Company,   400  East  Fourth  Street,
                         Cincinnati, OH., a life insurance company.

                    (d) Senior Vice President and Chief Investment Officer of The Western-Southern Life Insurance Company.

               (6)  James N. Clark, a Director of the Advisor

                    (a)  A  Director  of  IFS  Financial  Services,   Inc.,  IFS
                         Insurance Agency, Inc. and IFS Systems, Inc.

               (7)  Richard K. Taulbee, Vice President of the Advisor

                    (a) Vice President of IFS Financial Services, Inc., IFS Agency Services, Inc., IFS Insurance Agency, Inc., IFS Systems, Inc. and Touchstone Securities, Inc.

                    (b)  Assistant  Treasurer  of  Fort  Washington   Investment
                         Advisors, Inc.

               (8)  James J. Vance, Vice President & Treasurer of the Advisor

                    (a) Vice President & Treasurer of The Western and Southern Life Insurance Company, Fort Washington Investment Advisors, Inc., IFS Financial Services, Inc., IFS Agency Services, Inc., IFS Insurance Agency, Inc., IFS Systems, Inc. and Touchstone Securities, Inc.

                    (b)  Assistant   Treasurer  of  Fort  Washington   Brokerage
                         Services, Inc., Integrated Fund Services, Inc. and IFS Fund Distributors, Inc.

               (9)  Terrie A. Wiedenheft - Chief Financial Officer of the
                    Advisor

                    (a) Senior Vice President, Chief Financial Officer and Treasurer of Integrated Holdings, Inc., Integrated Fund Services, Inc., IFS Fund Distributors, Inc. and Fort Washington Brokerage Services, Inc.

                    (b) Chief Financial Officer of IFS Financial Services, Inc. and Touchstone Securities, Inc.

                    (c)  Assistant  Treasurer  of  Fort  Washington   Investment
                         Advisors, Inc.

                    (d) Controller of Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust.

          B. FORT WASHINGTON INVESTMENT ADVISORS, INC.("Ft. Washington") is a registered investment adviser which provides sub-advisory services to the Funds. Ft. Washington serves as the Sub-Advisor to Touchstone Investment Trust and certain series of Touchstone Strategic Trust and Touchstone Variable Series Trust. Ft. Washington also provides investment advice to institutional and individual clients.

               The following list sets forth the business and other connections of the directors and executive officers of Ft. Washington.

               (1)  William  J.  Williams,   Chairman  and  a  director  of  Ft.
                    Washington

                    (a) Chairman of the Board of The Western and Southern Life Insurance Company

               (2)  William  F.  Ledwin,   President   and  a  director  of  Ft.
                    Washington

               See biography above

               (3)  John F. Barrett, a Director of Ft. Washington

                    (a) President and Chief Executive Officer of The Western and Southern Life Insurance Company

               (4)  James  J.  Vance,   Vice  President  and  Treasurer  of  Ft.
                    Washington

               See biography above

               (5) Rance G. Duke, Vice President and Senior Portfolio Manager of Ft. Washington

                    (a) Second Vice President and Senior Portfolio Manager of The Western and Southern Life Insurance Company

               (6) John C. Holden, Vice President and Senior Portfolio Manager of Ft. Washington

               See biography above

               (7)  Charles  E.   Stutenroth   IV,  Vice  President  and  Senior
                    Portfolio Manager of Ft. Washington

               See biography above

               (8) Brendan M. White, Vice President and Senior Portfolio Manager of Ft. Washington

               (9)  John J. Goetz, Vice President of Ft. Washington

                    (a) Vice President of Ft. Washington Brokerage Services, Inc. and Ft. Washington

               (10) Robert H. Leshner, Managing Director of Ft. Washington

               (11) James A. Markley, Managing Director of Ft. Washington

               (12) Roger M. Lanham - Vice President of Ft. Washington

               (13) Augustine  A.  Long,  Managing  Director,  Marketing  of Ft.
                    Washington

               (14) John J. O'Connor, Vice President of Ft. Washington

Item 27        Principal Underwriters
-------        ----------------------
                  (a) Touchstone Securities, Inc. also acts as underwriter for Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Variable Series Trust. Unless otherwise noted, the address of the persons named below is 221 East Fourth Street, Cincinnati, Ohio 45202. *The address is 420 East Fourth Street, Cincinnati, Ohio 45202. **The address is 400 Broadway, Cincinnati, Ohio 45202.

                                           POSITION            POSITION
                                             WITH                 WITH
               (b)  NAME                   UNDERWRITER         REGISTRANT
                    -----                  -----------         ----------
                    Jill T. McGruder       President/Director  President/
                                                               Trustee

                    William F. Ledwin*     Director            None


                    Patricia J. Wilson     Chief Compliance    None
                                           Officer

                    Richard K. Taulbee**   Vice President      None


                    James J. Vance**       Vice President      None
                                           & Treasurer

                    Edward S. Heenan**     Controller/Director None

                    Donald J. Wuebbling**  Director            None

                    Robert F. Morand**     Secretary           None

                    Terrie A. Wiedenheft   Chief Financial     Controller
                                           Officer

                    John R. Lindholm**     Vice President      None

                    Don W. Cummings**      Vice President      None

            (c)     None

Item 28.            LOCATION OF ACCOUNTS AND RECORDS
-------             --------------------------------
                     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant.

Item 29.            MANAGEMENT SERVICES NOT DISCUSSED IN PART A OR PART B
-------             -----------------------------------------------------
                     None.

Item 30.            UNDERTAKINGS
-------             ------------

           (a) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Massachusetts law and the Agreement and Declaration of Trust of the Registrant or the Bylaws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or
                    controlling   person   of  the   Registrant   in  the
                    successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling
                    person  in  connection  with  the  securities   being
                    registered,   the  Registrant  will,  unless  in  the
                    opinion of its counsel the matter has been settled by
                    controlling   precedent,   submit   to  a  court   of
                    appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

            (b) Within five business days after receipt of a written application by shareholders holding in the aggregate at least 1% of the shares then outstanding or shares then having a net asset value of $25,000, whichever is less, each of whom shall have been a shareholder for at least six months prior to the date of application (hereinafter the "Petitioning Shareholders"), requesting to communicate with other shareholders with a view to obtaining signatures to a request for a meeting for the purpose of voting upon removal of any Trustee of the Registrant, which application shall be accompanied by a form of communication and request which such Petitioning Shareholders wish to transmit, Registrant will:

                       (i) provide such  Petitioning  Shareholders  with
                    access to a list of the names and addresses of all shareholders of the Registrant; or

                       (ii) inform such Petitioning  Shareholders of the
                    approximate number of shareholders and the estimated costs of mailing such communication, and to undertake such mailing promptly after tender by such Petitioning Shareholders to the Registrant of the material to be mailed and the reasonable expenses of such mailing.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act, the Registrant certifies that it hasduly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio, on the 1st day of March, 2001.

                                             TOUCHSTONE TAX-FREE TRUST

                                                 /s/ Tina D. Hosking
                                              By:---------------------------
                                                 Tina D. Hosking,
                                                 Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the 1st day of March, 2001.


/s/ Jill T. McGruder
-----------------------                President
JILL T. MCGRUDER                       and Trustee


/s/ Scott A. Englehart
-----------------------                Treasurer
SCOTT A. ENGLEHART


* WILLIAM O. COLEMAN                   Trustee
-----------------------

* PHILLIP R. COX                       Trustee
-----------------------

* H. JEROME LERNER                     Trustee
-----------------------

* ROBERT H. LESHNER                    Trustee
-----------------------

* OSCAR P. ROBERTSON                   Trustee
-----------------------

* NELSON SCHWAB, JR.                   Trustee
-----------------------

* ROBERT E. STAUTBERG                  Trustee
-----------------------

* J. LELAND BREWSTER II                Trustee
-----------------------

By: /s/ Tina D. Hosking
    -------------------
    TINA D. HOSKING
    Attorney-in-Fact*
    March 1, 2001